UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Index Fund

July 31, 2016

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV6-QTLY-0916
1.9867763.100

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Bermuda - 0.9%
Alibaba Health Information Technology Ltd. (a)	954,000	$662,773
Alibaba Pictures Group Ltd. (a)	3,220,000	688,956
Beijing Enterprises Water Group Ltd. (b)	1,258,000	763,712
Brilliance China Automotive Holdings Ltd.	868,000	963,276
China Gas Holdings Ltd.	506,000	799,593
China Resource Gas Group Ltd.	262,000	768,264
Cosco Pacific Ltd.	496,000	511,446
Credicorp Ltd. (United States)	20,100	3,222,633
GOME Electrical Appliances Holdings Ltd.	3,941,000	477,488
Haier Electronics Group Co. Ltd.	370,000	619,973
Kunlun Energy Co. Ltd.	946,000	714,524
Luye Pharma Group Ltd.(a)	360,500	233,723
Nine Dragons Paper (Holdings) Ltd.	444,000	352,526

TOTAL BERMUDA		10,778,887

Brazil - 4.7%
AES Tiete Energia SA unit	51,000	270,540
Ambev SA	1,388,300	8,049,605
Banco Bradesco SA	259,090	2,334,079
Banco do Brasil SA	249,000	1,616,534
Banco Santander SA (Brasil) unit	120,300	756,142
BB Seguridade Participacoes SA	202,900	1,886,074
BM&F BOVESPA SA	509,600	3,000,328
BR Malls Participacoes SA	171,210	742,417
Brasil Foods SA	180,900	3,029,506
CCR SA	271,700	1,569,498
Cetip SA - Mercados Organizado	64,300	858,087
Cielo SA	301,460	3,416,807
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	98,000	930,915
Companhia Siderurgica Nacional SA (CSN) (a)	181,600	620,007
Cosan SA Industria e Comercio	40,000	420,059
CPFL Energia SA	66,048	465,253
Drogasil SA	67,900	1,387,988
Duratex SA	84,689	258,842
EDP Energias do Brasil SA	87,330	387,307
Embraer SA	189,600	867,187
Equatorial Energia SA	57,800	989,895
Fibria Celulose SA	67,700	413,207
Hypermarcas SA	99,300	840,669
JBS SA	207,500	697,554
Klabin SA unit	159,500	835,771
Kroton Educacional SA	401,300	1,787,186
Localiza Rent A Car SA	47,400	589,138
Lojas Americanas SA	51,580	207,440
Lojas Renner SA	192,100	1,615,052
M. Dias Branco SA	9,200	333,395
Multiplan Empreendimentos Imobiliarios SA	24,700	481,217
Natura Cosmeticos SA	46,900	481,671
Odontoprev SA	72,300	289,878
Petroleo Brasileiro SA - Petrobras (ON) (a)	926,000	4,001,129
Porto Seguro SA	30,700	266,059
Qualicorp SA	68,500	454,216
Rumo Logistica Operadora Multimodal SA (a)	218,300	412,039
Sul America SA unit	48,100	255,750
Terna Participacoes SA unit	25,800	206,088
TIM Participacoes SA	251,800	645,342
Totvs SA	33,800	342,962
Tractebel Energia SA	52,400	682,150
Ultrapar Participacoes SA	108,300	2,473,024
Vale SA	382,300	2,181,270
Weg SA	164,500	774,709

TOTAL BRAZIL		55,123,986

Cayman Islands - 10.2%
3SBio, Inc. (a)	273,000	273,760
58.com, Inc. ADR (a)(b)	22,502	1,170,329
AAC Technology Holdings, Inc.	215,000	2,006,342
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	291,328	24,028,733
Anta Sports Products Ltd.	293,000	652,588
Baidu.com, Inc. sponsored ADR (a)	79,843	12,742,943
Belle International Holdings Ltd.	1,844,000	1,219,287
Casetek Holdings	37,000	149,423
Chailease Holding Co. Ltd.	310,000	551,432
China Conch Venture Holdings Ltd.	389,500	745,022
China Huishan Dairy Holdings Co. Ltd.	1,103,000	433,614
China Medical System Holdings Ltd.	372,000	546,608
China Mengniu Dairy Co. Ltd.	805,000	1,344,710
China Resources Land Ltd.	810,000	2,012,889
China State Construction International Holdings Ltd.	532,000	711,765
Country Garden Holdings Co. Ltd.	1,653,000	673,268
Ctrip.com International Ltd. ADR (a)(b)	99,932	4,364,030
ENN Energy Holdings Ltd.	230,000	1,095,393
Evergrande Real Estate Group Ltd.	1,155,000	727,979
GCL-Poly Energy Holdings Ltd.	3,878,000	529,836
Geely Automobile Holdings Ltd.	1,520,000	999,175
Haitian International Holdings Ltd.	174,000	291,555
Hengan International Group Co. Ltd.	213,500	1,794,210
JD.com, Inc. sponsored ADR (a)(b)	203,106	4,397,245
Kingsoft Corp. Ltd.	212,000	360,693
Longfor Properties Co. Ltd.	430,500	588,175
NetEase, Inc. sponsored ADR	23,273	4,753,976
New Oriental Education & Technology Group, Inc. sponsored ADR	38,710	1,705,563
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	40,800	15,093
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	9,661	290,506
Semiconductor Manufacturing International Corp. (a)	8,031,000	651,077
Shenzhou International Group Holdings Ltd.	164,000	864,560
Shimao Property Holdings Ltd.	370,500	483,277
Shui On Land Ltd.	982,000	264,537
Sino Biopharmaceutical Ltd.	1,293,000	863,289
SOHO China Ltd.	566,500	261,403
SouFun Holdings Ltd. ADR (a)	76,820	393,318
Sunac China Holdings Ltd.	508,000	318,875
TAL Education Group ADR (a)(b)	12,209	735,104
Tencent Holdings Ltd.	1,658,300	40,053,131
Tingyi (Cayman Islands) Holding Corp.	580,000	501,624
Vipshop Holdings Ltd. ADR (a)(b)	116,496	1,657,738
Want Want China Holdings Ltd. (b)	1,733,000	1,061,011
YY, Inc. ADR (a)	7,910	309,993
Zhen Ding Technology Holding Ltd.	109,000	224,379

TOTAL CAYMAN ISLANDS		119,819,458

Chile - 1.1%
AES Gener SA	684,250	329,347
Aguas Andinas SA	710,710	428,880
Banco de Chile	6,962,252	773,064
Banco de Credito e Inversiones	9,905	446,947
Banco Santander Chile	19,251,429	987,788
Cencosud SA	364,978	1,039,712
Colbun SA	2,454,256	603,170
Compania Cervecerias Unidas SA	45,350	517,544
Compania de Petroleos de Chile SA (COPEC)	130,520	1,184,280
CorpBanca SA	41,637,506	362,535
Empresa Nacional de Electricidad SA	1,021,307	932,928
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)	55,189	543,746
Empresas CMPC SA	365,597	767,103
Endesa Americas SA	891,646	418,726
Enersis Chile SA	5,839,244	678,071
Enersis SA	5,687,385	998,996
LATAM Airlines Group SA (a)	87,883	766,400
S.A.C.I. Falabella	184,588	1,359,068

TOTAL CHILE		13,138,305

China - 9.9%
Agricultural Bank of China Ltd. (H Shares)	7,173,000	2,634,957
Air China Ltd. (H Shares)	552,000	421,912
Aluminum Corp. of China Ltd. (H Shares) (a)	1,072,000	345,432
Anhui Conch Cement Co. Ltd. (H Shares)	351,500	924,825
AviChina Industry & Technology Co. Ltd. (H Shares)	657,000	480,996
Bank Communications Co. Ltd. (H Shares)	2,602,000	1,754,029
Bank of China Ltd. (H Shares)	23,330,000	9,592,532
Beijing Capital International Airport Co. Ltd. (H Shares)	460,000	530,651
BYD Co. Ltd. (H Shares) (a)(b)	187,500	1,189,034
CGN Power Co. Ltd.	3,316,000	978,764
China Cinda Asset Management Co. Ltd. (H Shares)	2,499,000	811,698
China CITIC Bank Corp. Ltd. (H Shares)	2,567,000	1,621,249
China Coal Energy Co. Ltd. (H Shares)	554,000	292,052
China Communications Construction Co. Ltd. (H Shares)	1,294,000	1,414,353
China Communications Services Corp. Ltd. (H Shares)	650,000	352,714
China Construction Bank Corp. (H Shares)	24,761,000	16,595,845
China Cosco Holdings Co. Ltd. (H Shares) (a)	701,000	244,858
China Everbright Bank Co. Ltd. (H Shares)	838,000	364,000
China Galaxy Securities Co. Ltd. (H Shares)	869,500	752,004
China Life Insurance Co. Ltd. (H Shares)	2,194,000	4,976,621
China Longyuan Power Grid Corp. Ltd. (H Shares)	923,000	739,980
China Merchants Bank Co. Ltd. (H Shares)	1,126,500	2,410,278
China Minsheng Banking Corp. Ltd. (H Shares)	1,705,500	1,778,394
China National Building Materials Co. Ltd. (H Shares)	782,000	358,827
China Oilfield Services Ltd. (H Shares)	548,000	427,330
China Pacific Insurance (Group) Co. Ltd. (H Shares)	761,400	2,689,003
China Petroleum & Chemical Corp. (H Shares)	7,556,000	5,418,954
China Railway Construction Corp. Ltd. (H Shares)	585,000	701,240
China Railway Group Ltd. (H Shares)	1,168,000	879,192
China Shenhua Energy Co. Ltd. (H Shares)	988,500	1,888,221
China Shipping Container Lines Co. Ltd. (H Shares) (a)	1,019,000	212,773
China Southern Airlines Ltd. (H Shares)	494,000	326,005
China Telecom Corp. Ltd. (H Shares)	4,164,000	2,050,227
China Vanke Co. Ltd. (H Shares)	382,200	864,068
Chongqing Changan Automobile Co. Ltd. (B Shares)	232,900	386,346
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	822,000	431,215
CITIC Securities Co. Ltd. (H Shares)	633,500	1,347,282
CRRC Corp. Ltd. (H Shares)	1,210,000	1,108,876
Dalian Wanda Commercial Properties Co., Ltd.	169,600	1,074,428
Dongfeng Motor Group Co. Ltd. (H Shares)	794,000	979,400
GF Securities Co. Ltd.	421,600	921,625
Great Wall Motor Co. Ltd. (H Shares)	903,000	936,939
Guangzhou Automobile Group Co. Ltd. (H Shares)	612,000	785,667
Guangzhou R&F Properties Co. Ltd. (H Shares)	262,400	397,063
Haitong Securities Co. Ltd. (H Shares)	898,400	1,459,043
Huadian Power International Corp. Ltd. (H Shares)	442,000	209,082
Huaneng Power International, Inc. (H Shares)	1,392,000	857,542
Huaneng Renewables Corp. Ltd. (H Shares)	1,082,000	345,865
Huatai Securities Co. Ltd.	424,000	863,477
Industrial & Commercial Bank of China Ltd. (H Shares)	21,644,000	12,347,699
Jiangsu Expressway Co. Ltd. (H Shares)	376,000	531,161
Jiangxi Copper Co. Ltd. (H Shares)	339,000	388,445
New China Life Insurance Co. Ltd. (H Shares)	228,200	807,395
People's Insurance Co. of China Group (H Shares)	2,102,000	807,378
PetroChina Co. Ltd. (H Shares)	6,242,000	4,278,803
PICC Property & Casualty Co. Ltd. (H Shares)	1,368,000	2,119,427
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,527,500	7,127,178
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	512,000	285,750
Shanghai Electric Group Co. Ltd. (H Shares)	768,000	318,746
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	109,500	268,443
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	249,683	368,033
Shanghai Pharma Holding Co. Ltd. (H Shares)	216,200	512,745
Sinopec Engineering Group Co. Ltd. (H Shares) (c)	338,000	294,504
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	1,084,000	528,140
Sinopharm Group Co. Ltd. (H Shares)	349,600	1,692,034
Sinotrans Ltd. (H Shares)	554,000	253,493
TravelSky Technology Ltd. (H Shares)	288,000	551,619
Tsingtao Brewery Co. Ltd. (H Shares)	98,000	345,471
Weichai Power Co. Ltd. (H Shares)	264,000	316,457
Yanzhou Coal Mining Co. Ltd. (H Shares)	504,000	309,868
Zhejiang Expressway Co. Ltd. (H Shares)	448,000	462,528
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	172,000	948,855
Zijin Mining Group Co. Ltd. (H Shares)	1,692,000	615,003
ZTE Corp. (H Shares)	206,000	277,201

TOTAL CHINA		115,883,244

Colombia - 0.3%
Cementos Argos SA	141,456	529,884
Corporacion Financiera Colombiana SA	23,290	291,163
Ecopetrol SA (a)	1,430,959	605,944
Grupo de Inversiones Suramerica SA	68,120	850,280
Interconexion Electrica SA ESP	105,401	312,083
Inversiones Argos SA	86,874	523,508

TOTAL COLOMBIA		3,112,862

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	51,266	968,281
Komercni Banka A/S	23,742	933,972
Telefonica Czech Rep A/S	16,922	165,056

TOTAL CZECH REPUBLIC		2,067,309

Egypt - 0.2%
Commercial International Bank SAE	304,199	1,663,169
Global Telecom Holding (a)	713,916	339,273
Talaat Moustafa Group Holding	252,003	156,935

TOTAL EGYPT		2,159,377

Greece - 0.3%
Alpha Bank AE (a)	408,037	807,448
EFG Eurobank Ergasias SA (a)	504,679	292,091
Ff Group	9,090	223,578
Greek Organization of Football Prognostics SA	67,682	541,030
Hellenic Telecommunications Organization SA	70,212	682,924
Jumbo SA	34,133	403,359
National Bank of Greece SA (a)	1,490,356	342,940
Piraeus Bank SA (a)	1,778,886	298,319
Titan Cement Co. SA (Reg.)	12,563	287,089

TOTAL GREECE		3,878,778

Hong Kong - 4.2%
Beijing Enterprises Holdings Ltd.	146,500	825,177
China Everbright International Ltd.	730,000	788,487
China Everbright Ltd.	272,000	518,870
China Jinmao Holdings Group Ltd.	1,016,000	282,862
China Merchants Holdings International Co. Ltd.	378,557	1,110,045
China Mobile Ltd.	1,807,000	22,377,030
China Overseas Land and Investment Ltd.	1,174,000	3,858,656
China Power International Development Ltd.	899,000	366,163
China Resources Beer Holdings Co. Ltd.	476,000	921,520
China Resources Beer Holdings Co. Ltd. rights 8/9/16(a)	117,333	47,185
China Resources Power Holdings Co. Ltd.	600,000	955,867
China Taiping Insurance Group Ltd. (a)	493,600	967,045
China Unicom Ltd.	1,746,000	1,860,031
CITIC Pacific Ltd.	1,267,000	1,913,956
CNOOC Ltd.	5,294,000	6,380,506
CSPC Pharmaceutical Group Ltd.	1,264,000	1,093,194
Far East Horizon Ltd.	603,000	474,105
Fosun International Ltd.	731,500	956,049
Guangdong Investment Ltd.	848,000	1,300,681
Lenovo Group Ltd.	2,104,000	1,363,498
Shanghai Industrial Holdings Ltd.	199,000	465,284
Sino-Ocean Group Holding Ltd.	816,000	344,978
Sun Art Retail Group Ltd.	740,000	514,101

TOTAL HONG KONG		49,685,290

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	10,971	687,872
OTP Bank PLC	70,771	1,723,532
Richter Gedeon PLC	40,209	849,750

TOTAL HUNGARY		3,261,154

India - 8.3%
ACC Ltd.	12,273	310,936
Adani Ports & Special Economic Zone	240,913	839,970
Ambuja Cements Ltd.	210,386	856,158
Apollo Hospitals Enterprise Ltd.	20,797	424,926
Ashok Leyland Ltd.	350,761	501,238
Asian Paints India Ltd.	85,660	1,431,822
Aurobindo Pharma Ltd.	76,429	907,505
Axis Bank Ltd.	174,835	1,432,543
Bajaj Auto Ltd.	23,759	962,693
Bajaj Finance Ltd.	4,897	762,056
Bharat Forge Ltd.	28,394	324,153
Bharat Heavy Electricals Ltd. (a)	159,401	348,910
Bharat Petroleum Corp. Ltd.	47,034	418,194
Bharti Airtel Ltd.	294,373	1,598,946
Bharti Infratel Ltd.	169,547	1,005,759
Bosch Ltd. (a)	2,201	824,745
Cadila Healthcare Ltd.	55,641	306,274
Cairn India Ltd.	121,831	349,198
Cipla Ltd.	99,134	784,386
Coal India Ltd.	200,511	986,687
Container Corp. of India Ltd.	8,996	202,432
Dabur India Ltd.	155,471	708,139
Divi's Laboratories Ltd.	25,373	456,223
Dr. Reddy's Laboratories Ltd. (a)	28,541	1,262,878
Dr. Reddy's Laboratories Ltd. sponsored ADR	6,000	261,900
Eicher Motors Ltd.	3,690	1,243,426
GAIL India Ltd.	96,418	552,210
GlaxoSmithKline Consumer Healthcare Ltd. (a)	2,740	260,243
Glenmark Pharmaceuticals Ltd. (a)	42,589	550,101
Godrej Consumer Products Ltd.	34,908	833,120
Havells India Ltd.	67,992	397,466
HCL Technologies Ltd.	164,787	1,861,471
Hero Motocorp Ltd. (a)	15,068	724,103
Hindalco Industries Ltd. (a)	330,075	661,338
Hindustan Unilever Ltd.	190,988	2,643,402
Housing Development Finance Corp. Ltd.	440,360	9,080,711
ICICI Bank Ltd.	323,162	1,260,126
Idea Cellular Ltd. (a)	375,008	589,053
Indiabulls Housing Finance Ltd.	88,148	1,010,948
Infosys Ltd.	524,282	8,440,659
Infosys Ltd. sponsored ADR	16,000	262,880
ITC Ltd.	991,844	3,756,523
JSW Steel Ltd. (a)	25,684	645,501
Larsen & Toubro Ltd.	94,282	2,204,958
LIC Housing Finance Ltd.	90,048	702,497
Lupin Ltd.	64,480	1,683,077
Mahindra & Mahindra Financial Services Ltd. (a)	75,825	376,253
Mahindra & Mahindra Ltd.	110,223	2,425,468
Marico Ltd.	136,181	580,743
Maruti Suzuki India Ltd.	30,878	2,203,963
Motherson Sumi Systems Ltd.	86,246	428,804
Nestle India Ltd.	6,912	745,419
NTPC Ltd.	492,921	1,171,016
Oil & Natural Gas Corp. Ltd.	248,246	819,728
Piramal Enterprises Ltd.	23,387	563,860
Power Finance Corp. Ltd.	86,101	281,664
Reliance Industries Ltd.	382,170	5,818,983
Shree Cement Ltd.	2,578	623,092
Shriram Transport Finance Co. Ltd.	41,807	802,960
Siemens India Ltd. (a)	24,061	475,950
State Bank of India	452,745	1,558,168
Sun Pharmaceutical Industries Ltd.	284,181	3,538,460
Tata Consultancy Services Ltd.	139,116	5,466,755
Tata Motors Ltd. (a)	463,471	3,515,686
Tata Motors Ltd. Class A (a)	119,282	578,828
Tata Power Co. Ltd.	301,265	325,423
Tata Steel Ltd.	81,794	435,691
Tech Mahindra Ltd.	70,435	515,622
Titan Co. Ltd.	84,395	533,554
Ultratech Cemco Ltd. (a)	9,694	540,758
United Spirits Ltd. (a)	18,953	697,867
UPL Ltd.	98,986	927,933
Vedanta Ltd. (a)	304,930	753,233
Wipro Ltd.	182,702	1,496,269
Yes Bank Ltd. (a)	31,586	576,680
Zee Entertainment Enterprises Ltd.	172,211	1,284,833

TOTAL INDIA		97,696,147

Indonesia - 2.7%
PT Adaro Energy Tbk	3,907,500	310,249
PT AKR Corporindo Tbk	482,800	248,799
PT Astra International Tbk	5,981,100	3,527,427
PT Bank Central Asia Tbk	3,549,700	3,915,957
PT Bank Danamon Indonesia Tbk Series A	911,900	243,665
PT Bank Mandiri (Persero) Tbk	2,706,700	2,101,189
PT Bank Negara Indonesia (Persero) Tbk	2,198,200	897,841
PT Bank Rakyat Indonesia Tbk	3,212,700	2,826,764
PT Bumi Serpong Damai Tbk	2,094,500	334,199
PT Charoen Pokphand Indonesia Tbk	2,170,700	621,455
PT Global Mediacom Tbk	1,927,800	151,592
PT Gudang Garam Tbk	141,200	727,910
PT Hanjaya Mandala Sampoerna Tbk	2,704,400	749,473
PT Indocement Tunggal Prakarsa Tbk	440,300	573,968
PT Indofood CBP Sukses Makmur Tbk	634,200	416,393
PT Indofood Sukses Makmur Tbk	1,314,400	835,392
PT Jasa Marga Tbk	554,400	225,383
PT Kalbe Farma Tbk	6,206,000	793,606
PT Lippo Karawaci Tbk	5,528,800	479,077
PT Matahari Department Store Tbk	661,300	1,005,947
PT Media Nusantara Citra Tbk	1,357,900	222,887
PT Perusahaan Gas Negara Tbk Series B	3,192,600	801,897
PT Semen Gresik (Persero) Tbk	918,100	657,112
PT Summarecon Agung Tbk	2,746,700	355,434
PT Surya Citra Media Tbk	1,589,600	383,489
PT Telkomunikasi Indonesia Tbk Series B	14,822,400	4,824,856
PT Tower Bersama Infrastructure Tbk	651,400	283,466
PT Unilever Indonesia Tbk	445,600	1,532,563
PT United Tractors Tbk	495,000	595,202
PT XL Axiata Tbk (a)	1,014,950	287,473
Waskita Karya Persero Tbk PT	1,292,100	273,246

TOTAL INDONESIA		31,203,911

Isle of Man - 0.1%
New Europe Property Investments PLC	73,273	876,294
Korea (South) - 13.9%
AMOREPACIFIC Corp.	9,333	3,254,137
AMOREPACIFIC Group, Inc.	8,158	1,059,338
BGFretail Co. Ltd.	2,913	522,235
BS Financial Group, Inc.	77,573	614,143
Celltrion, Inc.	21,942	2,052,626
Cheil Industries, Inc.	22,617	2,753,957
Cheil Worldwide, Inc.	18,758	303,418
CJ CheilJedang Corp.	2,296	811,894
CJ Corp.	4,231	762,325
CJ E&M Corp.	5,162	329,815
Coway Co. Ltd.	15,783	1,215,495
Daelim Industrial Co.	8,335	629,170
Daewoo Engineering & Construction Co. Ltd. (a)	33,839	189,143
DGB Financial Group Co. Ltd.	53,319	431,708
Dong Suh Companies, Inc.	9,495	278,161
Dongbu Insurance Co. Ltd.	14,930	851,955
Doosan Heavy Industries & Construction Co. Ltd.	12,973	305,439
E-Mart Co. Ltd.	5,891	865,545
GS Engineering & Construction Corp. (a)	13,499	348,150
GS Holdings Corp.	14,993	648,062
GS Retail Co. Ltd.	7,325	331,758
Hana Financial Group, Inc.	87,923	2,176,742
Hankook Tire Co. Ltd.	21,172	1,031,203
Hanmi Pharm Co. Ltd.	1,495	820,853
Hanmi Science Co. Ltd.	3,546	458,864
Hanon Systems	57,007	586,566
Hanssem Co. Ltd.	3,233	499,709
Hanwha Chemical Corp.	31,089	713,807
Hanwha Corp.	13,758	440,137
Hanwha Life Insurance Co. Ltd.	59,007	305,958
Hotel Shilla Co.	9,893	529,855
Hyosung Corp.	6,110	763,201
Hyundai Department Store Co. Ltd.	4,506	502,106
Hyundai Engineering & Construction Co. Ltd.	21,323	705,146
Hyundai Fire & Marine Insurance Co. Ltd.	19,110	520,339
Hyundai Glovis Co. Ltd.	5,843	882,121
Hyundai Heavy Industries Co. Ltd. (a)	12,289	1,385,936
Hyundai Industrial Development & Construction Co.	16,687	664,301
Hyundai Mobis	20,065	4,597,929
Hyundai Motor Co.	41,896	4,969,691
Hyundai Steel Co.	24,765	1,126,086
Hyundai Wia Corp.	4,431	342,041
Industrial Bank of Korea	77,017	820,140
Kakao Corp.	8,790	718,019
Kangwon Land, Inc.	35,110	1,293,593
KB Financial Group, Inc.	114,222	3,650,827
KCC Corp.	1,750	620,395
KEPCO Plant Service & Engineering Co. Ltd.	6,111	376,721
Kia Motors Corp.	78,032	2,955,651
Korea Aerospace Industries Ltd.	17,173	1,243,839
Korea Electric Power Corp.	75,523	4,162,103
Korea Express Co. Ltd.(a)	1,861	335,308
Korea Gas Corp.	7,510	285,472
Korea Investment Holdings Co. Ltd.	11,739	494,751
Korea Zinc Co. Ltd.	2,422	1,107,834
Korean Air Lines Co. Ltd. (a)	9,888	253,242
KT Corp.	1,874	53,461
KT&G Corp.	34,409	3,741,453
Kumho Petro Chemical Co. Ltd.	4,964	270,772
LG Chemical Ltd.	13,883	3,037,842
LG Corp.	27,839	1,588,584
LG Display Co. Ltd.	67,528	1,884,603
LG Electronics, Inc.	31,211	1,500,529
LG Household & Health Care Ltd.	2,802	2,538,116
LG Innotek Co. Ltd.	3,864	310,426
LG Telecom Ltd.	63,609	625,915
Lotte Chemical Corp.	4,524	1,233,855
Lotte Chilsung Beverage Co. Ltd.	168	249,101
Lotte Confectionery Co. Ltd.	1,544	262,930
Lotte Shopping Co. Ltd.	3,291	570,779
Mirae Asset Daewoo Co. Ltd.	57,180	466,566
Mirae Asset Securities Co. Ltd.	22,795	543,860
NAVER Corp.	8,251	5,264,387
NCSOFT Corp.	5,157	1,163,198
Oci Co. Ltd. (a)	4,534	378,920
Orion Corp.	1,040	860,748
Ottogi Corp.	327	229,499
Paradise Co. Ltd.	12,337	177,938
POSCO	20,697	4,221,465
Posco Daewoo Corp.	12,376	237,444
S-Oil Corp.	12,962	891,079
S1 Corp.	5,653	515,618
Samsung Card Co. Ltd.	9,457	366,705
Samsung Electro-Mechanics Co. Ltd.	16,256	806,372
Samsung Electronics Co. Ltd.	29,822	41,243,773
Samsung Fire & Marine Insurance Co. Ltd.	9,620	2,303,855
Samsung Heavy Industries Co. Ltd. (a)	48,220	430,721
Samsung Life Insurance Co. Ltd.	20,260	1,771,476
Samsung SDI Co. Ltd.	16,049	1,521,540
Samsung SDS Co. Ltd.	10,100	1,424,964
Samsung Securities Co. Ltd.	17,261	586,328
Shinhan Financial Group Co. Ltd.	126,024	4,533,228
Shinsegae Co. Ltd.	2,006	328,084
SK C&C Co. Ltd.	13,577	2,543,857
SK Energy Co. Ltd.	18,804	2,467,096
SK Hynix, Inc.	171,465	5,300,500
SK Networks Co. Ltd.	33,694	188,030
SK Telecom Co. Ltd.	5,914	1,223,320
Woori Bank	86,088	781,352
Woori Investment & Securities Co. Ltd.	46,242	432,168
Yuhan Corp.	2,268	623,659

TOTAL KOREA (SOUTH)		162,595,076

Malaysia - 2.7%
AirAsia Bhd	340,800	245,312
Alliance Financial Group Bhd	273,200	267,126
AMMB Holdings Bhd	548,900	579,848
Astro Malaysia Holdings Bhd	520,100	373,097
Axiata Group Bhd	759,621	1,061,846
Berjaya Sports Toto Bhd	183,800	148,106
British American Tobacco (Malaysia) Bhd	42,000	509,304
Bumiputra-Commerce Holdings Bhd	905,599	976,681
Dialog Group Bhd	1,128,500	421,403
DiGi.com Bhd	1,025,500	1,249,596
Felda Global Ventures Holdings Bhd	345,700	157,117
Gamuda Bhd	506,600	599,880
Gamuda Bhd warrants 3/6/21	4,516	1,298
Genting Bhd	655,800	1,324,328
Genting Malaysia Bhd	850,000	895,836
Genting Plantations Bhd	64,000	165,719
Hap Seng Consolidated Bhd	153,700	292,636
Hartalega Holdings Bhd	178,700	188,775
Hong Leong Bank Bhd	190,000	612,406
Hong Leong Credit Bhd	62,200	232,572
IHH Healthcare Bhd	860,100	1,381,907
IJM Corp. Bhd	840,700	700,153
IOI Corp. Bhd	673,300	699,683
IOI Properties Group Sdn Bhd	421,000	244,088
Kuala Lumpur Kepong Bhd	125,400	712,258
Lafarge Malaysia Bhd	92,200	180,074
Malayan Banking Bhd	1,017,600	2,004,951
Malaysia Airports Holdings Bhd	202,900	296,586
Maxis Bhd	545,300	806,463
MISC Bhd	332,500	613,457
Petronas Chemicals Group Bhd	696,600	1,120,926
Petronas Dagangan Bhd	68,500	391,429
Petronas Gas Bhd	200,800	1,094,152
PPB Group Bhd	144,000	566,024
Public Bank Bhd	793,400	3,800,835
RHB Capital Bhd	326,046	407,708
SapuraKencana Petroleum Bhd	894,000	314,070
Sime Darby Bhd	736,100	1,341,816
Telekom Malaysia Bhd	306,700	514,620
Tenaga Nasional Bhd	978,100	3,455,369
UMW Holdings Bhd	126,300	176,860
Westports Holdings Bhd	278,300	307,665
YTL Corp. Bhd	1,313,400	538,847
YTL Power International Bhd	549,400	193,009

TOTAL MALAYSIA		32,165,836

Malta - 0.1%
Brait SA	97,342	874,877
Mexico - 3.8%
Alfa SA de CV Series A	824,300	1,349,214
America Movil S.A.B. de CV Series L	9,257,900	5,322,675
CEMEX S.A.B. de CV unit	4,158,744	3,169,517
Coca-Cola FEMSA S.A.B. de CV Series L	152,500	1,198,772
Compartamos S.A.B. de CV	293,700	545,734
El Puerto de Liverpool S.A.B. de CV Class C	54,710	530,264
Embotelladoras Arca S.A.B. de CV	120,300	773,834
Fibra Uno Administracion SA de CV	742,500	1,514,304
Fomento Economico Mexicano S.A.B. de CV unit	542,400	4,852,672
Gruma S.A.B. de CV Series B	61,830	889,264
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	109,400	1,076,321
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	59,930	921,004
Grupo Bimbo S.A.B. de CV Series A	478,600	1,426,611
Grupo Carso SA de CV Series A1	166,800	681,167
Grupo Comercial Chedraui S.A.B. de CV	91,600	207,822
Grupo Financiero Banorte S.A.B. de CV Series O	736,900	4,035,854
Grupo Financiero Inbursa S.A.B. de CV Series O	676,400	1,086,930
Grupo Financiero Santander Mexico S.A.B. de CV	522,300	951,561
Grupo Lala S.A.B. de CV	168,000	364,941
Grupo Mexico SA de CV Series B	1,138,900	2,748,545
Grupo Televisa SA de CV	725,600	3,851,678
Industrias Penoles SA de CV	40,200	1,034,351
Kimberly-Clark de Mexico SA de CV Series A	463,400	1,048,149
Mexichem S.A.B. de CV	309,600	674,680
OHL Mexico S.A.B. de CV (a)	211,500	286,963
Promotora y Operadora de Infraestructura S.A.B. de CV	76,105	887,526
Wal-Mart de Mexico SA de CV Series V	1,544,400	3,529,469

TOTAL MEXICO		44,959,822

Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR (a)	55,387	811,420
Philippines - 1.5%
Aboitiz Equity Ventures, Inc.	565,850	936,579
Aboitiz Power Corp.	492,200	472,616
Alliance Global Group, Inc.	556,900	190,971
Ayala Corp.	76,050	1,404,000
Ayala Land, Inc.	2,144,600	1,797,596
Bank of the Philippine Islands (BPI)	191,760	390,641
BDO Unibank, Inc.	508,200	1,220,758
DMCI Holdings, Inc.	1,082,400	299,052
Globe Telecom, Inc.	9,015	433,868
GT Capital Holdings, Inc.	23,000	751,618
International Container Terminal Services, Inc.	137,190	186,316
JG Summit Holdings, Inc.	837,170	1,483,368
Jollibee Food Corp.	138,810	751,120
Megaworld Corp.	3,068,000	327,470
Metro Pacific Investments Corp.	3,934,600	626,196
Metropolitan Bank & Trust Co.	172,550	347,663
Philippine Long Distance Telephone Co.	28,240	1,260,950
PNOC Energy Development Corp.	2,539,600	316,339
Robinsons Land Corp.	444,900	302,107
Security Bank Corp.	62,830	291,985
SM Investments Corp.	70,035	1,023,960
SM Prime Holdings, Inc.	2,421,800	1,500,617
Universal Robina Corp.	247,500	1,052,499

TOTAL PHILIPPINES		17,368,289

Poland - 1.1%
Alior Bank SA (a)	29,365	380,542
Bank Handlowy w Warszawie SA	8,740	154,238
Bank Millennium SA (a)	163,057	191,640
Bank Polska Kasa Opieki SA	46,002	1,456,118
Bank Zachodni WBK SA	10,151	729,370
BRE Bank SA	5,088	396,657
Cyfrowy Polsat SA (a)	60,154	363,835
ENEA SA	59,046	166,066
Energa SA	55,522	138,773
Eurocash SA	20,691	277,692
Grupa Lotos SA (a)	24,544	183,975
KGHM Polska Miedz SA (Bearer)	40,341	813,155
LPP SA	382	481,816
NG2 SA	7,274	331,790
Polish Oil & Gas Co. SA	514,099	713,715
Polska Grupa Energetyczna SA	246,098	808,349
Polski Koncern Naftowy Orlen SA	93,397	1,496,739
Powszechna Kasa Oszczednosci Bank SA (a)	255,789	1,562,211
Powszechny Zaklad Ubezpieczen SA	164,469	1,190,183
Synthos SA	141,836	144,133
Tauron Polska Energia SA	283,381	223,976
Telekomunikacja Polska SA	176,334	243,897
Zaklady Azotowe w Tarnowie-Moscicach SA	12,039	223,949

TOTAL POLAND		12,672,819

Qatar - 0.9%
Barwa Real Estate Co. (a)	26,415	254,615
Commercial Bank of Qatar (a)	49,399	514,142
Doha Bank (a)	34,365	351,063
Ezdan Holding Group (a)	231,569	1,255,952
Industries Qatar QSC (a)	47,425	1,390,927
Masraf al Rayan (a)	104,084	1,028,992
Qatar Electricity & Water Co. (a)	8,248	509,179
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	81,847	550,674
Qatar Insurance Co. SAQ (a)	34,875	778,629
Qatar Islamic Bank (a)	17,561	525,656
Qatar National Bank SAQ	61,763	2,595,048
Qatar Telecom (Qtel) Q.S.C. (a)	23,788	621,900
Vodafone Qatar QSC (a)	91,787	279,788

TOTAL QATAR		10,656,565

Russia - 3.3%
Alrosa Co. Ltd. (a)	794,460	857,786
Gazprom OAO	141,500	295,044
Gazprom OAO sponsored ADR (Reg. S)	1,672,956	6,808,931
Lukoil PJSC (a)	5,180	225,356
Lukoil PJSC sponsored ADR	120,145	5,136,199
Magnit OJSC GDR (Reg. S)	83,499	3,203,857
MegaFon PJSC GDR	25,373	250,685
MMC Norilsk Nickel PJSC sponsored ADR	165,049	2,413,016
Mobile TeleSystems OJSC sponsored ADR	153,015	1,360,303
Moscow Exchange MICEX-RTS OAO (a)	356,684	613,535
NOVATEK OAO GDR (Reg. S)	26,599	2,654,580
PhosAgro OJSC GDR (Reg. S)	26,491	365,576
Rosneft Oil Co. OJSC (a)	13,637	67,265
Rosneft Oil Co. OJSC GDR (Reg. S)	332,122	1,605,146
Rostelecom PJSC sponsored ADR	41,184	316,293
RusHydro PJSC ADR	318,462	329,608
Sberbank of Russia	124,000	261,940
Sberbank of Russia sponsored ADR	761,658	6,627,186
Severstal PAO GDR (Reg. S)	61,844	731,615
Sistema JSFC	150,000	52,406
Sistema JSFC sponsored GDR	46,113	375,360
Surgutneftegas OJSC (a)	1,602,800	757,924
Tatneft PAO (a)	20,000	96,212
Tatneft PAO sponsored ADR	66,069	1,866,449
VTB Bank OJSC (a)	50,000,000	51,076
VTB Bank OJSC sponsored GDR (Reg. S)	735,939	1,457,895

TOTAL RUSSIA		38,781,243

South Africa - 7.3%
Anglo American Platinum Ltd. (a)	14,652	464,431
AngloGold Ashanti Ltd. (a)	117,448	2,564,718
Aspen Pharmacare Holdings Ltd.	101,601	2,744,737
Barclays Africa Group Ltd.	123,036	1,360,454
Bidcorp Ltd. (a)	92,456	1,725,201
Bidvest Group Ltd.	91,181	1,047,699
Capitec Bank Holdings Ltd.	12,816	568,266
Coronation Fund Managers Ltd.	61,758	328,204
Discovery Ltd.	101,397	913,002
Exxaro Resources Ltd.	38,824	232,140
FirstRand Ltd.	997,306	3,490,975
Fortress Income Fund Ltd.:
Class A	318,132	384,795
Class B	206,016	541,708
Foschini Ltd.	64,207	689,192
Gold Fields Ltd.	231,158	1,427,329
Growthpoint Properties Ltd.	637,018	1,209,216
Hyprop Investments Ltd.	72,085	700,636
Impala Platinum Holdings Ltd. (a)	181,851	799,129
Imperial Holdings Ltd.	47,420	566,188
Investec Ltd.	74,230	447,318
Liberty Holdings Ltd.	31,043	273,950
Life Healthcare Group Holdings Ltd.	280,326	762,345
Massmart Holdings Ltd.	29,490	308,066
MMI Holdings Ltd.	306,486	511,353
Mondi Ltd.	34,896	706,832
Mr Price Group Ltd.	68,905	1,136,234
MTN Group Ltd.	489,370	4,946,556
Naspers Ltd. Class N	128,743	20,202,779
Nedbank Group Ltd.	57,535	824,815
Netcare Ltd.	282,687	654,724
Pick 'n Pay Stores Ltd.	66,373	374,199
Pioneer Foods Ltd.	39,766	512,786
PSG Group Ltd.	25,127	358,824
Rand Merchant Insurance Holdings Ltd.	198,951	634,923
Redefine Properties Ltd.	1,254,263	1,083,376
Remgro Ltd.	144,676	2,711,910
Resilient Property Income Fund Ltd.	85,813	834,561
RMB Holdings Ltd.	205,441	920,553
Sanlam Ltd.	408,596	1,925,056
Sappi Ltd. (a)	158,773	807,748
Sasol Ltd.	163,779	4,357,964
Shoprite Holdings Ltd.	124,965	1,830,194
Sibanye Gold Ltd.	209,707	977,417
Spar Group Ltd.	54,412	811,716
Standard Bank Group Ltd.	384,852	3,841,242
Steinhoff International Holdings NV (South Africa)	859,875	5,436,919
Telkom SA Ltd.	71,617	332,360
Tiger Brands Ltd.	46,681	1,311,053
Truworths International Ltd.	128,088	823,731
Tsogo Sun Holdings Ltd.	99,803	208,503
Vodacom Group Ltd.	111,953	1,297,909
Woolworths Holdings Ltd.	293,115	1,888,394

TOTAL SOUTH AFRICA		85,814,330

Taiwan - 11.9%
Acer, Inc.	908,000	433,753
Advanced Semiconductor Engineering, Inc.	1,871,000	2,215,918
Advantech Co. Ltd.	93,000	724,850
Asia Cement Corp.	699,000	641,466
Asia Pacific Telecom Co. Ltd. (a)	573,000	198,990
ASUSTeK Computer, Inc.	213,000	1,857,617
AU Optronics Corp.	2,484,000	1,018,412
Catcher Technology Co. Ltd.	190,000	1,325,623
Cathay Financial Holding Co. Ltd.	2,415,000	2,720,945
Chang Hwa Commercial Bank	1,337,000	720,624
Cheng Shin Rubber Industry Co. Ltd.	571,000	1,195,154
Chicony Electronics Co. Ltd.	174,715	433,232
China Airlines Ltd.	714,000	210,931
China Development Finance Holding Corp.	4,062,000	990,638
China Life Insurance Co. Ltd.	1,004,640	831,964
China Steel Corp.	3,426,000	2,374,157
Chinatrust Financial Holding Co. Ltd.	4,793,000	2,651,146
Chunghwa Telecom Co. Ltd.	1,115,000	3,997,496
Compal Electronics, Inc.	1,222,000	770,015
Delta Electronics, Inc.	576,000	3,041,202
E.SUN Financial Holdings Co. Ltd.	2,315,500	1,295,324
ECLAT Textile Co. Ltd.	55,068	618,712
EVA Airways Corp. (a)	524,000	250,316
Evergreen Marine Corp. (Taiwan)	477,000	185,139
Far Eastern Textile Ltd.	922,000	721,512
Far EasTone Telecommunications Co. Ltd.	480,000	1,105,754
Feng Tay Enterprise Co. Ltd.	101,720	460,344
First Financial Holding Co. Ltd.	2,679,000	1,490,251
Formosa Chemicals & Fibre Corp.	960,000	2,507,181
Formosa Petrochemical Corp.	348,000	993,067
Formosa Plastics Corp.	1,204,000	2,943,876
Formosa Taffeta Co. Ltd.	206,000	195,842
Foxconn Technology Co. Ltd.	271,000	658,358
Fubon Financial Holding Co. Ltd.	1,984,000	2,472,284
Giant Manufacturing Co. Ltd.	83,000	560,828
Hermes Microvision, Inc.	13,000	553,600
Highwealth Construction Corp.	222,000	339,429
HIWIN Technologies Corp.	55,000	270,514
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,139,000	11,433,989
Hotai Motor Co. Ltd.	73,000	734,153
HTC Corp.	194,000	579,823
Hua Nan Financial Holdings Co. Ltd.	2,054,000	1,123,216
Innolux Corp.	2,575,000	954,933
Inotera Memories, Inc. (a)	766,000	625,915
Inventec Corp.	742,000	577,155
Largan Precision Co. Ltd.	29,000	3,117,006
Lite-On Technology Corp.	610,000	916,371
MediaTek, Inc.	440,000	3,367,171
Mega Financial Holding Co. Ltd.	3,215,000	2,526,006
Merida Industry Co. Ltd.	57,000	264,229
Nan Ya Plastics Corp.	1,383,000	2,625,262
Nanya Technology Corp.	187,000	221,563
Nien Made Enterprise Co. Ltd.	40,000	418,618
Novatek Microelectronics Corp.	167,000	587,825
OBI Pharma, Inc. (a)	32,000	495,804
Pegatron Corp.	572,000	1,407,574
Phison Electronics Corp.	47,000	389,956
Pou Chen Corp.	632,000	864,012
Powertech Technology, Inc.	210,000	535,906
President Chain Store Corp.	167,000	1,359,345
Quanta Computer, Inc.	791,000	1,613,373
Realtek Semiconductor Corp.	140,000	508,187
Ruentex Development Co. Ltd.	227,000	272,523
Ruentex Industries Ltd.	154,000	246,834
Shin Kong Financial Holding Co. Ltd.	2,483,000	505,668
Siliconware Precision Industries Co. Ltd.	647,000	977,077
Simplo Technology Co. Ltd.	75,000	265,172
Sinopac Holdings Co.	2,757,000	892,457
Standard Foods Corp.	97,000	241,746
Synnex Technology International Corp.	414,000	490,518
TaiMed Biologics, Inc.	44,000	300,072
Taishin Financial Holdings Co. Ltd.	2,419,000	973,104
Taiwan Business Bank	1,001,000	264,572
Taiwan Cement Corp.	1,033,000	1,100,559
Taiwan Cooperative Financial Holding Co. Ltd.	2,135,000	1,003,119
Taiwan Fertilizer Co. Ltd.	200,000	279,707
Taiwan Mobile Co. Ltd.	490,000	1,693,956
Taiwan Semiconductor Manufacturing Co. Ltd.	7,228,000	39,171,011
TECO Electric & Machinery Co. Ltd.	601,000	533,588
Transcend Information, Inc.	53,000	159,405
Unified-President Enterprises Corp.	1,403,000	2,874,874
United Microelectronics Corp.	3,561,000	1,330,472
Vanguard International Semiconductor Corp.	273,000	495,911
Wistron Corp.	725,000	577,603
WPG Holding Co. Ltd.	451,000	575,461
Yuanta Financial Holding Co. Ltd.	2,927,000	1,030,278
Yulon Motor Co. Ltd.	235,000	209,380

TOTAL TAIWAN		139,688,923

Thailand - 2.3%
Advanced Info Service PCL	14,600	74,614
Advanced Info Service PCL (For. Reg.)	288,000	1,471,835
Airports of Thailand PCL (For. Reg.)	121,700	1,380,175
Bangkok Bank PCL (For. Reg.)	67,300	330,413
Bangkok Dusit Medical Services PCL	101,400	65,504
Bangkok Dusit Medical Services PCL (For. Reg.)	1,053,000	680,233
Bangkok Expressway and Metro PCL	1,871,400	451,328
Banpu PCL:
warrants 6/5/17 (a)	35,800	10,227
(For. Reg.)	419,500	189,094
BEC World PCL (For. Reg.)	266,100	188,707
BTS Group Holdings PCL	1,588,600	428,735
Bumrungrad Hospital PCL	13,800	72,903
Bumrungrad Hospital PCL (For. Reg.)	97,000	512,432
C.P. ALL PCL	64,600	95,982
C.P. ALL PCL (For. Reg.)	1,408,700	2,093,030
Central Pattana PCL	40,000	66,035
Central Pattana PCL (For. Reg.)	366,500	605,046
Charoen Pokphand Foods PCL	66,100	53,138
Charoen Pokphand Foods PCL (For. Reg.)	737,100	592,558
Delta Electronics PCL (For. Reg.)	136,600	279,436
Electricity Generating PCL (For. Reg.)	35,900	205,113
Energy Absolute PCL	301,900	227,530
Glow Energy PCL (For. Reg.)	140,100	344,920
Home Product Center PCL (For. Reg.)	1,362,100	394,982
Indorama Ventures PCL (For. Reg.)	521,000	497,366
IRPC PCL (For. Reg.)	2,713,400	386,404
Kasikornbank PCL	170,400	976,021
Kasikornbank PCL (For. Reg.)	349,200	2,000,155
Krung Thai Bank PCL (For. Reg.)	949,200	474,191
Minor International PCL	58,900	68,911
Minor International PCL (For. Reg.)	586,800	686,537
PTT Exploration and Production PCL (For. Reg.)	397,000	940,353
PTT Global Chemical PCL	50,400	87,907
PTT Global Chemical PCL (For. Reg.)	583,600	1,017,907
PTT PCL	6,300	59,690
PTT PCL (For. Reg.)	284,000	2,690,784
Robinsons Department Store PCL	29,100	55,142
Robinsons Department Store PCL (For. Reg.)	136,300	258,277
Siam Cement PCL	6,500	95,550
Siam Cement PCL (For. Reg.)	112,900	1,659,627
Siam Commercial Bank PCL	22,100	100,570
Siam Commercial Bank PCL (For. Reg.)	446,500	2,031,876
Thai Oil PCL (For. Reg.)	221,300	385,988
Thai Union Frozen Products PCL (For. Reg.)	518,700	324,653
TMB PCL (For. Reg.)	3,562,800	231,178
True Corp. PCL (For. Reg.)	3,189,737	819,642

TOTAL THAILAND		26,662,699

Turkey - 1.2%
Akbank T.A.S.	674,075	1,737,394
Anadolu Efes Biracilik Ve Malt Sanayii A/S	65,603	444,461
Arcelik A/S	72,272	493,998
Bim Birlesik Magazalar A/S JSC	62,859	1,161,464
Coca-Cola Icecek Sanayi A/S	20,736	256,957
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	570,584	509,953
Eregli Demir ve Celik Fabrikalari T.A.S.	433,835	659,295
Ford Otomotiv Sanayi A/S	19,067	207,682
Haci Omer Sabanci Holding A/S	267,268	797,121
Koc Holding A/S	184,661	791,197
Petkim Petrokimya Holding A/S	183,982	265,431
TAV Havalimanlari Holding A/S	44,346	162,394
Tofas Turk Otomobil Fabrikasi A/S	33,998	268,574
Tupras Turkiye Petrol Rafinelleri A/S	35,998	769,376
Turk Hava Yollari AO (a)	149,712	259,088
Turk Sise ve Cam Fabrikalari A/S	195,120	219,452
Turk Telekomunikasyon A/S	123,508	249,707
Turkcell Iletisim Hizmet A/S (a)	263,404	911,870
Turkiye Garanti Bankasi A/S	716,079	1,761,424
Turkiye Halk Bankasi A/S	178,939	470,790
Turkiye Is Bankasi A/S Series C	449,791	692,577
Turkiye Vakiflar Bankasi TAO	203,615	301,253
Ulker Biskuvi Sanayi A/S	41,833	276,838
Yapi ve Kredi Bankasi A/S (a)	236,154	272,718

TOTAL TURKEY		13,941,014

United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC (a)	593,834	1,099,423
Aldar Properties PJSC (a)	905,518	710,036
Arabtec Holding Co. (a)	614,088	245,776
DP World Ltd.	48,648	826,530
Dubai Financial Market PJSC (a)	544,569	197,195
Dubai Islamic Bank Pakistan Ltd. (a)	393,454	579,538
Emaar Malls Group PJSC (a)	635,739	501,958
Emaar Properties PJSC	1,021,171	1,912,836
Emirates Telecommunications Corp.	502,425	2,735,849
First Gulf Bank PJSC	257,648	848,795
National Bank of Abu Dhabi PJSC (a)	198,657	526,810

TOTAL UNITED ARAB EMIRATES		10,184,746

United Kingdom - 0.0%
Mediclinic International PLC	1	14
United States of America - 0.0%
Southern Copper Corp.	24,715	642,343
TOTAL COMMON STOCKS
(Cost $1,010,206,126)		1,106,505,018

Nonconvertible Preferred Stocks - 3.9%
Brazil - 2.7%
Banco Bradesco SA (PN)	804,130	7,033,409
Braskem SA (PN-A)	42,200	241,299
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	61,400	421,907
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	45,700	691,617
Companhia Energetica de Minas Gerais (CEMIG) (PN)	221,200	620,130
Companhia Energetica de Sao Paulo Series B	51,400	220,666
Companhia Paranaense de Energia-Copel (PN-B)	27,800	275,651
Gerdau SA (PN)	268,800	642,487
Itau Unibanco Holding SA	850,900	8,867,478
Itausa-Investimentos Itau SA (PN)	1,156,740	2,982,466
Lojas Americanas SA (PN)	169,220	999,433
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	1,104,500	4,043,429
Suzano Papel e Celulose SA	109,800	335,929
Telefonica Brasil SA	130,200	1,976,852
Vale SA (PN-A)	565,500	2,617,862

TOTAL BRAZIL		31,970,615

Chile - 0.1%
Embotelladora Andina SA Class B	70,812	280,154
Sociedad Quimica y Minera de Chile SA (PN-B)	28,018	697,871

TOTAL CHILE		978,025

Colombia - 0.2%
Bancolombia SA (PN)	133,504	1,143,699
Grupo Aval Acciones y Valores SA	948,587	361,514
Grupo de Inversiones Suramerica SA	35,288	431,272

TOTAL COLOMBIA		1,936,485

Korea (South) - 0.7%
AMOREPACIFIC Corp.	2,867	579,686
Hyundai Motor Co.	6,521	571,349
Hyundai Motor Co. Series 2	11,673	1,054,220
LG Chemical Ltd.	2,067	329,702
LG Household & Health Care Ltd.	562	294,939
Samsung Electronics Co. Ltd.	5,391	6,128,338

TOTAL KOREA (SOUTH)		8,958,234

Russia - 0.2%
AK Transneft OAO (a)	465	1,173,246
Surgutneftegas OJSC (a)	2,513,303	1,242,148

TOTAL RUSSIA		2,415,394

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $37,038,852)		46,258,753
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.45% to 0.51% 9/15/16 to 3/30/17 (d) (Cost $3,492,423)	3,500,000	3,494,130
	Shares	Value

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 0.42% (e)	19,087,273	19,087,273
Fidelity Securities Lending Cash Central Fund, 0.45% (e)(f)	28,592,308	28,592,308
TOTAL MONEY MARKET FUNDS
(Cost $47,679,581)		47,679,581
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $1,098,416,982)		1,203,937,482
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(31,535,945)
NET ASSETS - 100%		$1,172,401,537

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
438 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2016	19,304,850	$1,671,035

The face value of futures purchased as a percentage of Net Assets is 1.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $294,504 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,944,317.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$70,504
Fidelity Securities Lending Cash Central Fund	19,214
Total	$89,718

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$122,078,750	$98,360,285	$23,718,465	$--
Consumer Staples	93,600,084	93,600,084	--	--
Energy	83,252,192	61,053,417	22,198,775	--
Financials	302,117,545	270,589,460	31,528,085	--
Health Care	31,374,811	30,111,933	1,262,878	--
Industrials	70,623,667	70,623,667	--	--
Information Technology	262,424,226	163,822,099	98,602,127	--
Materials	76,500,334	66,384,580	10,115,754	--
Telecommunication Services	75,472,632	34,017,062	41,455,570	--
Utilities	35,319,530	30,299,885	5,019,645	--
Government Obligations	3,494,130	--	3,494,130	--
Money Market Funds	47,679,581	47,679,581	--	--
Total Investments in Securities:	$1,203,937,482	$966,542,053	$237,395,429	$--
Derivative Instruments:
Assets
Futures Contracts	$1,671,035	$1,671,035	$--	$--
Total Assets	$1,671,035	$1,671,035	$--	$--
Total Derivative Instruments:	$1,671,035	$1,671,035	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,099,719,286. Net unrealized appreciation aggregated $104,218,196, of which $120,795,849 related to appreciated investment securities and $16,577,653 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI International Index Fund

July 31, 2016

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV7-QTLY-0916
1.9867768.100

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.4%
	Shares	Value
Australia - 6.7%
AGL Energy Ltd.	47,976	$750,334
Alumina Ltd.	178,630	179,869
Amcor Ltd.	81,800	933,702
AMP Ltd.	209,981	927,131
APA Group unit	78,977	582,780
Aristocrat Leisure Ltd.	38,535	466,798
Asciano Ltd.	41,155	285,548
ASX Ltd.	13,903	525,110
Aurizon Holdings Ltd.	147,762	583,917
Australia & New Zealand Banking Group Ltd.	205,853	4,042,358
Bank of Queensland Ltd.	25,423	204,021
Bendigo & Adelaide Bank Ltd.	33,184	255,965
BHP Billiton Ltd.	226,767	3,361,184
Boral Ltd.	54,162	282,772
Brambles Ltd.	111,469	1,139,361
Caltex Australia Ltd.	19,235	484,721
Challenger Ltd.	41,218	297,574
Cimic Group Ltd.	6,554	145,636
Coca-Cola Amatil Ltd.	41,718	291,839
Cochlear Ltd.	4,063	409,827
Commonwealth Bank of Australia	120,398	7,077,251
Computershare Ltd.	28,969	195,493
Crown Ltd.	26,148	260,312
CSL Ltd.	32,626	2,925,707
DEXUS Property Group unit	68,887	511,466
Dominos Pizza Enterprises Ltd.	3,786	216,363
DUET Group	149,333	305,276
Flight Centre Travel Group Ltd.	3,438	84,103
Fortescue Metals Group Ltd.	110,384	371,616
Goodman Group unit	126,016	722,075
Harvey Norman Holdings Ltd.	35,818	131,744
Healthscope Ltd.	124,698	280,502
Incitec Pivot Ltd.	120,677	263,203
Insurance Australia Group Ltd.	172,688	792,655
Lendlease Group unit	40,105	408,707
Macquarie Group Ltd.	21,670	1,225,063
Medibank Private Ltd.	195,225	455,469
Mirvac Group unit	262,526	438,915
National Australia Bank Ltd.	186,145	3,763,133
Newcrest Mining Ltd. (a)	54,196	1,055,551
Orica Ltd.	26,813	288,328
Origin Energy Ltd.	124,256	519,356
Platinum Asset Management Ltd.	17,349	79,897
Qantas Airways Ltd.	36,050	86,572
QBE Insurance Group Ltd.	97,202	810,339
Ramsay Health Care Ltd.	10,046	601,519
realestate.com.au Ltd.	3,322	164,778
Rio Tinto Ltd.	30,142	1,135,242
Santos Ltd.	112,867	376,545
Scentre Group unit	374,265	1,507,440
SEEK Ltd.	21,397	271,553
Sonic Healthcare Ltd.	27,934	487,830
South32 Ltd. (a)	376,936	525,640
SP AusNet	113,370	152,495
Stockland Corp. Ltd. unit	169,497	649,199
Suncorp Group Ltd.	91,144	930,227
Sydney Airport unit	78,852	453,022
Tabcorp Holdings Ltd.	54,808	203,675
Tatts Group Ltd.	106,258	333,501
Telstra Corp. Ltd.	301,149	1,320,870
The GPT Group unit	127,348	542,925
TPG Telecom Ltd.	24,860	242,389
Transurban Group unit	144,002	1,374,495
Treasury Wine Estates Ltd.	48,180	353,329
Vicinity Centers unit	238,138	626,166
Vocus Communications Ltd.	33,077	224,472
Wesfarmers Ltd.	79,509	2,593,954
Westfield Corp. unit (a)	139,238	1,130,093
Westpac Banking Corp.	235,267	5,566,969
Woodside Petroleum Ltd.	52,527	1,059,022
Woolworths Ltd.	89,878	1,598,968

TOTAL AUSTRALIA		63,845,861

Austria - 0.2%
Andritz AG	4,552	232,065
Erste Group Bank AG	19,911	527,685
OMV AG	10,715	284,690
Raiffeisen International Bank-Holding AG (a)	6,093	80,381
Voestalpine AG	8,282	291,852

TOTAL AUSTRIA		1,416,673

Bailiwick of Jersey - 1.2%
Experian PLC	67,726	1,324,757
Glencore Xstrata PLC	863,054	2,133,075
Petrofac Ltd.	16,375	161,561
Randgold Resources Ltd.	6,606	777,382
Shire PLC	63,238	4,085,331
Wolseley PLC	18,135	1,011,178
WPP PLC	91,499	2,053,012

TOTAL BAILIWICK OF JERSEY		11,546,296

Belgium - 1.2%
Ageas	14,519	488,509
Anheuser-Busch InBev SA NV	56,670	7,321,321
Belgacom SA	10,983	342,768
Colruyt NV	4,856	270,853
Groupe Bruxelles Lambert SA	5,338	450,277
KBC Groep NV (a)	17,790	924,550
Solvay SA Class A	5,285	548,380
Telenet Group Holding NV (a)	3,660	173,598
UCB SA	8,935	698,953
Umicore SA	6,771	391,671

TOTAL BELGIUM		11,610,880

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	47,000	415,575
First Pacific Co. Ltd.	148,000	115,105
Hongkong Land Holdings Ltd.	83,589	534,970
Jardine Matheson Holdings Ltd.	17,299	1,025,831
Kerry Properties Ltd.	39,000	106,568
Li & Fung Ltd.	430,000	215,044
Noble Group Ltd. (a)	577,900	69,829
NWS Holdings Ltd.	94,373	154,239
Shangri-La Asia Ltd.	90,000	96,631
Yue Yuen Industrial (Holdings) Ltd.	46,000	186,765

TOTAL BERMUDA		2,920,557

Cayman Islands - 0.5%
ASM Pacific Technology Ltd.	17,800	132,266
Cheung Kong Property Holdings Ltd.	191,000	1,363,864
CK Hutchison Holdings Ltd.	191,000	2,235,358
Melco Crown Entertainment Ltd. sponsored ADR	13,780	192,369
MGM China Holdings Ltd.	66,400	96,197
Sands China Ltd.	171,600	654,692
WH Group Ltd.	418,000	329,189
Wynn Macau Ltd.	104,400	169,550

TOTAL CAYMAN ISLANDS		5,173,485

Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	276	360,683
Series B	446	605,895
Carlsberg A/S Series B	7,652	759,616
Christian Hansen Holding A/S	6,506	409,317
Coloplast A/S Series B	8,573	671,823
Danske Bank A/S	50,135	1,362,342
DSV de Sammensluttede Vognmaend A/S	13,689	609,401
Genmab A/S (a)	4,016	727,927
ISS Holdings A/S	12,060	465,104
Novo Nordisk A/S Series B	130,848	7,440,840
Novozymes A/S Series B	16,541	811,692
Pandora A/S	8,253	1,074,178
TDC A/S	57,801	304,227
Tryg A/S	6,628	123,623
Vestas Wind Systems A/S	15,887	1,108,870
William Demant Holding A/S (a)	8,970	183,079

TOTAL DENMARK		17,018,617

Finland - 0.9%
Elisa Corp. (A Shares)	10,254	371,891
Fortum Corp.	31,457	522,259
Kone Oyj (B Shares)	23,693	1,199,677
Metso Corp.	7,681	213,052
Neste Oyj	9,138	346,026
Nokia Corp.	406,589	2,345,814
Nokian Tyres PLC	8,120	301,667
Orion Oyj (B Shares)	7,319	299,730
Sampo Oyj (A Shares)	31,481	1,304,707
Stora Enso Oyj (R Shares)	35,848	325,434
UPM-Kymmene Corp.	37,706	776,922
Wartsila Corp.	10,477	454,710

TOTAL FINLAND		8,461,889

France - 8.3%
Accor SA	12,579	526,320
Aeroports de Paris	2,183	232,149
Air Liquide SA	24,270	2,587,458
Alstom SA (a)	10,923	268,845
Arkema SA	4,454	380,290
Atos Origin SA	6,307	618,181
AXA SA	136,972	2,787,701
BIC SA	2,043	301,955
BNP Paribas SA	74,779	3,708,208
Bollore Group	53,110	192,263
Bouygues SA	14,716	435,333
Bureau Veritas SA	19,005	412,841
Capgemini SA	11,617	1,116,302
Carrefour SA	39,271	983,691
Casino Guichard Perrachon SA	4,052	219,485
Christian Dior SA	3,888	703,092
CNP Assurances	11,311	172,803
Compagnie de St. Gobain	33,750	1,432,763
Credit Agricole SA	75,205	666,189
Danone SA	41,527	3,184,858
Dassault Systemes SA	9,158	756,329
Edenred SA	14,701	333,399
EDF SA	16,100	210,688
Eiffage SA	4,151	318,963
Engie	102,921	1,694,342
Essilor International SA	14,465	1,852,488
Eurazeo SA	3,127	199,866
Eutelsat Communications	12,449	247,462
Fonciere des Regions	2,413	226,987
Gecina SA	2,903	439,123
Groupe Eurotunnel SA	33,290	345,906
Hermes International SCA	1,875	806,637
ICADE	2,683	206,792
Iliad SA	1,714	333,140
Imerys SA	2,267	160,789
Ingenico SA	3,888	426,115
JCDecaux SA	4,936	168,947
Kering SA	5,400	1,025,720
Klepierre SA	15,574	745,657
L'Oreal SA	17,826	3,387,018
Lagardere S.C.A. (Reg.)	7,972	203,611
Legrand SA	18,959	1,046,031
LVMH Moet Hennessy - Louis Vuitton SA	19,697	3,372,958
Michelin CGDE Series B	12,835	1,312,121
Natixis SA	67,552	278,303
Numericable Group SA	6,615	156,268
Orange SA	140,201	2,151,670
Pernod Ricard SA	15,005	1,714,465
Peugeot Citroen SA (a)	34,619	522,892
Publicis Groupe SA	13,425	999,609
Remy Cointreau SA	1,405	122,867
Renault SA	13,612	1,190,825
Rexel SA	21,648	321,772
Safran SA	22,120	1,503,594
Sanofi SA	82,790	7,051,493
Schneider Electric SA	39,398	2,570,451
SCOR SE	10,831	316,413
Societe Generale Series A	54,146	1,846,038
Sodexo SA	6,711	785,929
Suez Environnement SA	23,423	380,103
Technip SA	7,659	427,496
Thales SA	7,489	682,291
Total SA	155,653	7,485,948
Unibail-Rodamco	6,950	1,912,610
Valeo SA	16,898	867,141
Veolia Environnement SA	32,119	711,851
VINCI SA	35,287	2,678,319
Vivendi SA	82,255	1,615,135
Wendel SA	1,830	195,326
Zodiac Aerospace	13,092	294,933

TOTAL FRANCE		79,535,558

Germany - 7.5%
adidas AG	13,287	2,182,680
Allianz SE	32,201	4,613,911
Axel Springer Verlag AG	2,590	141,914
BASF AG	64,668	5,079,773
Bayer AG	58,290	6,266,051
Bayerische Motoren Werke AG (BMW)	23,485	2,023,043
Beiersdorf AG	7,129	669,419
Brenntag AG	11,014	546,849
Commerzbank AG	75,958	500,694
Continental AG	7,750	1,624,594
Covestro AG	5,054	236,073
Daimler AG (Germany)	67,836	4,611,766
Deutsche Bank AG (a)	97,396	1,309,387
Deutsche Borse AG	13,657	1,146,660
Deutsche Lufthansa AG	14,722	174,961
Deutsche Post AG	68,587	2,046,596
Deutsche Telekom AG	226,996	3,861,785
Deutsche Wohnen AG (Bearer)	23,833	891,951
E.ON AG	141,168	1,514,008
Evonik Industries AG	9,905	308,737
Fraport AG Frankfurt Airport Services Worldwide	2,818	154,061
Fresenius Medical Care AG & Co. KGaA	15,404	1,406,962
Fresenius SE & Co. KGaA	28,783	2,149,262
GEA Group AG	12,924	689,725
Hannover Reuck SE	4,310	440,996
HeidelbergCement Finance AG	10,070	852,701
Henkel AG & Co. KGaA	7,366	799,637
Hochtief AG	1,361	178,407
Hugo Boss AG	4,327	256,634
Infineon Technologies AG	79,751	1,322,111
K&S AG	13,645	285,042
Lanxess AG	6,660	314,588
Linde AG	13,097	1,882,232
MAN SE	2,158	226,258
Merck KGaA	9,085	1,003,108
Metro AG	12,659	407,282
Muenchener Rueckversicherungs AG	11,768	1,962,559
OSRAM Licht AG	6,377	331,450
ProSiebenSat.1 Media AG	15,684	718,433
RWE AG (a)	34,557	614,485
SAP AG	69,232	6,059,421
Schaeffler AG	11,966	174,583
Siemens AG	53,919	5,852,716
Symrise AG	8,706	613,588
Telefonica Deutschland Holding AG	53,437	218,060
Thyssenkrupp AG	26,176	599,928
TUI AG	35,595	463,780
United Internet AG	8,916	394,138
Volkswagen AG	2,413	356,818
Vonovia SE	32,895	1,303,731
Zalando SE (a)	5,701	216,164

TOTAL GERMANY		71,999,712

Hong Kong - 2.2%
AIA Group Ltd.	848,400	5,254,385
Bank of East Asia Ltd.	85,241	352,131
BOC Hong Kong (Holdings) Ltd.	263,500	864,363
Cathay Pacific Airways Ltd.	91,000	147,788
CLP Holdings Ltd.	116,500	1,214,151
Galaxy Entertainment Group Ltd.	167,000	555,346
Hang Lung Properties Ltd.	162,000	350,794
Hang Seng Bank Ltd.	54,400	971,128
Henderson Land Development Co. Ltd.	77,500	461,500
HK Electric Investments & HK Electric Investments Ltd. unit	191,000	182,915
HKT Trust/HKT Ltd. unit	191,000	301,823
Hong Kong & China Gas Co. Ltd.	537,300	997,257
Hong Kong Exchanges and Clearing Ltd.	81,302	2,006,771
Hysan Development Co. Ltd.	44,000	202,464
Link (REIT)	159,000	1,186,598
MTR Corp. Ltd.	96,414	545,547
New World Development Co. Ltd.	395,160	459,417
PCCW Ltd.	306,584	223,268
Power Assets Holdings Ltd.	98,500	964,255
Sino Land Ltd.	219,140	390,918
SJM Holdings Ltd.	144,000	89,833
Sun Hung Kai Properties Ltd.	102,000	1,459,322
Swire Pacific Ltd. (A Shares)	36,000	430,140
Swire Properties Ltd.	78,200	217,715
Techtronic Industries Co. Ltd.	99,000	419,178
Wharf Holdings Ltd.	96,000	661,373
Wheelock and Co. Ltd.	58,000	310,618

TOTAL HONG KONG		21,220,998

Ireland - 0.5%
Bank of Ireland (a)	1,949,522	403,220
CRH PLC	58,238	1,777,144
DCC PLC (United Kingdom)	6,324	564,523
James Hardie Industries PLC CDI	31,869	527,971
Kerry Group PLC Class A	11,190	957,673
Paddy Power PLC (Ireland)	5,650	663,254
Ryanair Holdings PLC sponsored ADR	2,208	156,260

TOTAL IRELAND		5,050,045

Isle of Man - 0.0%
Genting Singapore PLC	434,100	254,172
Israel - 0.6%
Azrieli Group	2,617	114,818
Bank Hapoalim BM (Reg.)	71,770	364,760
Bank Leumi le-Israel BM (a)	101,557	364,872
Bezeq The Israel Telecommunication Corp. Ltd.	149,169	294,958
Check Point Software Technologies Ltd. (a)	9,309	715,676
Israel Chemicals Ltd.	36,851	149,503
Mizrahi Tefahot Bank Ltd.	8,609	104,373
NICE Systems Ltd.	4,407	302,810
Taro Pharmaceutical Industries Ltd. (a)(b)	1,071	149,897
Teva Pharmaceutical Industries Ltd.	64,820	3,578,257

TOTAL ISRAEL		6,139,924

Italy - 1.5%
Assicurazioni Generali SpA	82,561	1,087,332
Atlantia SpA	29,200	729,629
Enel SpA	536,788	2,470,603
Eni SpA	179,276	2,750,097
EXOR SpA	7,942	309,261
Intesa Sanpaolo SpA	895,543	1,976,157
Intesa Sanpaolo SpA (Risparmio Shares)	65,523	136,547
Leonardo-Finmeccanica SpA (a)	29,158	332,832
Luxottica Group SpA	11,995	583,125
Mediobanca SpA	40,457	283,372
Poste Italiane SpA	37,268	259,369
Prysmian SpA	14,110	330,013
Saipem SpA (a)	432,717	189,109
Snam Rete Gas SpA	172,324	997,006
Telecom Italia SpA (a)	704,552	602,032
Terna SpA	107,547	585,557
UniCredit SpA	358,841	879,396
Unione di Banche Italiane SCpA	55,436	170,066
Unipolsai SpA	82,746	138,765

TOTAL ITALY		14,810,268

Japan - 21.1%
ABC-MART, Inc.	1,900	121,590
ACOM Co. Ltd. (a)	24,600	116,374
AEON Co. Ltd.	46,600	669,604
AEON Financial Service Co. Ltd.	6,500	149,676
AEON MALL Co. Ltd.	6,100	81,953
Air Water, Inc.	9,000	153,030
Aisin Seiki Co. Ltd.	13,600	621,474
Ajinomoto Co., Inc.	39,300	1,003,209
Alfresa Holdings Corp.	13,700	300,345
All Nippon Airways Ltd.	86,000	245,490
Alps Electric Co. Ltd.	12,100	269,507
Amada Holdings Co. Ltd.	25,000	272,455
Aozora Bank Ltd.	87,000	319,238
Asahi Glass Co. Ltd.	66,000	379,154
Asahi Group Holdings	27,500	933,551
Asahi Kasei Corp.	90,000	680,267
Asics Corp.	9,800	179,842
Astellas Pharma, Inc.	149,000	2,482,599
Bandai Namco Holdings, Inc.	14,400	381,691
Bank of Kyoto Ltd.	19,000	127,900
Benesse Holdings, Inc.	3,500	84,555
Bridgestone Corp.	45,900	1,589,561
Brother Industries Ltd.	16,300	185,234
Calbee, Inc.	5,800	253,236
Canon, Inc.	75,400	2,139,815
Casio Computer Co. Ltd.	16,500	234,874
Central Japan Railway Co.	10,200	1,895,908
Chiba Bank Ltd.	51,000	243,777
Chubu Electric Power Co., Inc.	45,900	674,347
Chugai Pharmaceutical Co. Ltd.	15,900	594,206
Chugoku Electric Power Co., Inc.	18,500	232,322
Concordia Financial Group Ltd. (a)	84,900	360,879
Credit Saison Co. Ltd.	10,600	176,514
CYBERDYNE, Inc. (a)(b)	6,700	129,057
Dai Nippon Printing Co. Ltd.	39,000	435,419
Dai-ichi Mutual Life Insurance Co.	76,300	985,835
Daicel Chemical Industries Ltd.	21,200	237,745
Daiichi Sankyo Kabushiki Kaisha	42,600	1,015,859
Daikin Industries Ltd.	16,600	1,439,608
Dainippon Sumitomo Pharma Co. Ltd.	11,500	214,953
Daito Trust Construction Co. Ltd.	5,100	856,390
Daiwa House Industry Co. Ltd.	40,200	1,127,242
Daiwa Securities Group, Inc.	118,000	662,261
DENSO Corp.	34,400	1,331,956
Dentsu, Inc.	15,400	735,730
Don Quijote Holdings Co. Ltd.	8,600	337,525
East Japan Railway Co.	23,500	2,155,648
Eisai Co. Ltd.	17,900	1,046,640
Electric Power Development Co. Ltd.	10,600	243,611
FamilyMart Co. Ltd.	3,600	211,991
Fanuc Corp.	13,800	2,307,472
Fast Retailing Co. Ltd.	3,700	1,194,017
Fuji Electric Co. Ltd.	37,000	163,304
Fuji Heavy Industries Ltd.	41,500	1,585,499
Fujifilm Holdings Corp.	31,000	1,112,232
Fujitsu Ltd.	133,000	552,147
Fukuoka Financial Group, Inc.	52,000	198,673
GungHo Online Entertainment, Inc. (b)	29,300	66,096
Hakuhodo DY Holdings, Inc.	15,800	184,405
Hamamatsu Photonics K.K.	10,300	302,390
Hankyu Hanshin Holdings, Inc.	17,200	639,897
Hikari Tsushin, Inc.	1,300	107,986
Hino Motors Ltd.	17,500	182,755
Hirose Electric Co. Ltd.	2,400	296,863
Hiroshima Bank Ltd.	31,000	112,258
Hisamitsu Pharmaceutical Co., Inc.	4,500	254,436
Hitachi Chemical Co. Ltd.	7,200	150,182
Hitachi Construction Machinery Co. Ltd.	8,100	131,733
Hitachi High-Technologies Corp.	4,200	142,893
Hitachi Ltd.	342,000	1,562,640
Hitachi Metals Ltd.	14,400	160,096
Hokuriku Electric Power Co., Inc.	10,700	126,922
Honda Motor Co. Ltd.	115,200	3,120,517
Hoshizaki Corp.	3,700	334,814
Hoya Corp.	28,600	1,014,752
Hulic Co. Ltd.	18,300	189,821
Idemitsu Kosan Co. Ltd.	6,500	127,260
IHI Corp.	104,000	289,379
Iida Group Holdings Co. Ltd.	9,100	180,160
INPEX Corp.	67,600	537,408
Isetan Mitsukoshi Holdings Ltd.	24,900	244,667
Isuzu Motors Ltd.	42,400	548,874
Itochu Corp.	106,400	1,206,348
Iyo Bank Ltd.	13,100	84,429
J. Front Retailing Co. Ltd.	16,500	190,398
Japan Airlines Co. Ltd.	8,800	271,294
Japan Airport Terminal Co. Ltd. (b)	2,900	127,751
Japan Exchange Group, Inc.	37,200	524,266
Japan Post Bank Co. Ltd.	26,000	317,262
Japan Post Holdings Co. Ltd.	31,800	419,981
Japan Prime Realty Investment Corp.	60	264,145
Japan Real Estate Investment Corp.	93	562,241
Japan Retail Fund Investment Corp.	182	447,789
Japan Tobacco, Inc.	77,600	3,026,379
JFE Holdings, Inc.	37,200	484,825
JGC Corp.	13,800	202,027
Joyo Bank Ltd.	38,000	148,488
JSR Corp.	14,300	195,324
JTEKT Corp.	16,200	226,281
JX Holdings, Inc.	151,200	572,877
Kajima Corp.	64,000	473,077
Kakaku.com, Inc.	9,500	197,094
Kamigumi Co. Ltd.	15,000	134,990
Kaneka Corp.	21,000	158,151
Kansai Electric Power Co., Inc. (a)	50,000	465,225
Kansai Paint Co. Ltd.	15,700	328,786
Kao Corp.	35,700	1,922,560
Kawasaki Heavy Industries Ltd.	103,000	303,014
KDDI Corp.	132,900	4,078,318
Keihan Electric Railway Co., Ltd.	37,000	266,045
Keihin Electric Express Railway Co. Ltd.	34,000	344,457
Keio Corp.	42,000	390,790
Keisei Electric Railway Co.	20,000	262,193
Keyence Corp.	3,200	2,257,196
Kikkoman Corp.	11,000	390,581
Kintetsu Group Holdings Co. Ltd.	130,000	561,613
Kirin Holdings Co. Ltd.	58,400	1,002,276
Kobe Steel Ltd.	225,000	194,711
Koito Manufacturing Co. Ltd.	7,300	360,453
Komatsu Ltd.	65,300	1,268,894
Konami Holdings Corp.	6,700	259,770
Konica Minolta, Inc.	33,000	265,208
Kose Corp.	2,000	184,178
Kubota Corp.	74,900	1,085,087
Kuraray Co. Ltd.	26,200	330,436
Kurita Water Industries Ltd.	6,400	141,858
Kyocera Corp.	22,700	1,075,430
Kyowa Hakko Kirin Co., Ltd.	18,500	323,228
Kyushu Electric Power Co., Inc.	30,600	286,694
Kyushu Financial Group, Inc.	22,000	121,545
Lawson, Inc.	4,300	331,093
LIXIL Group Corp.	19,300	358,959
M3, Inc.	13,700	438,387
Mabuchi Motor Co. Ltd.	3,100	140,376
Makita Corp.	8,100	569,881
Marubeni Corp.	117,800	547,661
Marui Group Co. Ltd.	13,000	187,482
Maruichi Steel Tube Ltd.	3,600	133,000
Mazda Motor Corp.	40,600	593,776
McDonald's Holdings Co. (Japan) Ltd.	4,500	137,963
Medipal Holdings Corp.	12,600	206,188
Meiji Holdings Co. Ltd.	8,100	844,476
Minebea Mitsumi, Inc.	25,100	199,052
Miraca Holdings, Inc.	3,600	165,815
Mitsubishi Chemical Holdings Corp.	97,100	524,486
Mitsubishi Corp.	106,700	1,835,739
Mitsubishi Electric Corp.	137,000	1,597,209
Mitsubishi Estate Co. Ltd.	89,000	1,655,185
Mitsubishi Gas Chemical Co., Inc.	23,000	131,036
Mitsubishi Heavy Industries Ltd.	227,000	964,978
Mitsubishi Logistics Corp.	8,000	111,389
Mitsubishi Materials Corp.	69,000	181,328
Mitsubishi Motors Corp. of Japan	48,800	227,482
Mitsubishi Tanabe Pharma Corp.	16,200	302,410
Mitsubishi UFJ Financial Group, Inc.	899,300	4,546,434
Mitsubishi UFJ Lease & Finance Co. Ltd.	28,200	113,466
Mitsui & Co. Ltd.	120,900	1,416,447
Mitsui Chemicals, Inc.	66,000	279,168
Mitsui Fudosan Co. Ltd.	63,000	1,363,680
Mitsui OSK Lines Ltd.	78,000	166,124
mixi, Inc.	2,900	103,887
Mizuho Financial Group, Inc.	1,666,700	2,673,932
MS&AD Insurance Group Holdings, Inc.	35,900	1,034,342
Murata Manufacturing Co. Ltd.	13,500	1,648,373
Nabtesco Corp.	8,200	220,574
Nagoya Railroad Co. Ltd.	66,000	370,761
NEC Corp.	185,000	505,210
New Hampshire Foods Ltd.	13,000	316,137
Nexon Co. Ltd.	11,400	169,004
NGK Insulators Ltd.	17,200	410,634
NGK Spark Plug Co. Ltd.	13,000	212,156
NHK Spring Co. Ltd.	13,800	120,604
Nidec Corp.	16,900	1,533,524
Nikon Corp.	25,300	357,509
Nintendo Co. Ltd.	8,000	1,660,541
Nippon Building Fund, Inc.	100	615,321
Nippon Electric Glass Co. Ltd.	26,000	118,032
Nippon Express Co. Ltd.	59,000	297,622
Nippon Paint Holdings Co. Ltd.	11,600	316,901
Nippon Prologis REIT, Inc.	112	280,086
Nippon Steel & Sumitomo Metal Corp.	57,300	1,077,217
Nippon Telegraph & Telephone Corp.	48,800	2,318,965
Nippon Yusen KK	111,000	196,442
Nissan Motor Co. Ltd.	175,600	1,701,297
Nisshin Seifun Group, Inc.	14,700	242,660
Nissin Food Holdings Co. Ltd.	3,900	221,405
Nitori Holdings Co. Ltd.	5,700	708,924
Nitto Denko Corp.	11,700	784,144
NKSJ Holdings, Inc.	25,100	810,713
NOK Corp.	7,100	135,005
Nomura Holdings, Inc.	257,200	1,157,698
Nomura Real Estate Holdings, Inc.	8,000	137,969
Nomura Real Estate Master Fund, Inc.	252	417,620
Nomura Research Institute Ltd.	9,000	317,436
NSK Ltd.	31,700	266,644
NTT Data Corp.	9,100	451,571
NTT DOCOMO, Inc.	100,900	2,740,882
NTT Urban Development Co.	8,300	88,458
Obayashi Corp.	46,400	507,465
OBIC Co. Ltd.	4,800	279,421
Odakyu Electric Railway Co. Ltd.	42,000	497,238
Oji Holdings Corp.	63,000	262,732
Olympus Corp.	20,700	714,312
OMRON Corp.	13,700	454,327
Ono Pharmaceutical Co. Ltd.	29,200	1,050,262
Oracle Corp. Japan	2,200	133,840
Oriental Land Co. Ltd.	15,500	980,290
ORIX Corp.	93,700	1,314,946
Osaka Gas Co. Ltd.	134,000	540,803
Otsuka Corp.	3,500	179,309
Otsuka Holdings Co. Ltd.	27,600	1,312,102
Panasonic Corp.	156,200	1,502,126
Park24 Co. Ltd.	6,800	230,304
Pola Orbis Holdings, Inc.	1,700	167,345
Rakuten, Inc.	66,200	749,161
Recruit Holdings Co. Ltd.	20,100	763,515
Resona Holdings, Inc.	156,700	625,043
Ricoh Co. Ltd.	47,900	423,057
Rinnai Corp.	2,300	225,214
ROHM Co. Ltd.	6,500	276,582
Ryohin Keikaku Co. Ltd.	1,600	355,219
Sankyo Co. Ltd. (Gunma)	2,900	105,588
Santen Pharmaceutical Co. Ltd.	26,700	443,988
SBI Holdings, Inc. Japan	13,300	144,028
Secom Co. Ltd.	14,900	1,122,426
Sega Sammy Holdings, Inc.	11,800	129,212
Seibu Holdings, Inc.	12,600	220,955
Seiko Epson Corp.	20,000	351,891
Sekisui Chemical Co. Ltd.	29,900	434,859
Sekisui House Ltd.	43,100	718,101
Seven & i Holdings Co. Ltd.	53,300	2,213,181
Seven Bank Ltd.	36,100	123,324
Shikoku Electric Power Co., Inc.	10,500	109,663
Shimadzu Corp.	17,000	246,036
Shimamura Co. Ltd.	1,500	218,839
SHIMANO, Inc.	5,300	828,871
SHIMIZU Corp.	40,000	407,700
Shin-Etsu Chemical Co. Ltd.	27,500	1,876,575
Shinsei Bank Ltd.	118,000	177,019
Shionogi & Co. Ltd.	21,100	1,094,411
Shiseido Co. Ltd.	26,900	753,652
Shizuoka Bank Ltd.	39,000	289,414
Showa Shell Sekiyu K.K.	13,900	124,662
SMC Corp.	4,100	1,072,066
SoftBank Corp.	67,800	3,732,013
Sohgo Security Services Co., Ltd.	5,200	256,792
Sony Corp.	89,100	2,924,878
Sony Financial Holdings, Inc.	10,100	126,526
Stanley Electric Co. Ltd.	11,000	266,672
Start Today Co. Ltd.	3,600	171,558
Sumitomo Chemical Co. Ltd.	113,000	500,135
Sumitomo Corp.	84,800	889,479
Sumitomo Electric Industries Ltd.	53,400	735,686
Sumitomo Heavy Industries Ltd.	37,000	175,544
Sumitomo Metal Mining Co. Ltd.	35,000	420,696
Sumitomo Mitsui Financial Group, Inc.	94,900	3,008,266
Sumitomo Mitsui Trust Holdings, Inc.	235,000	780,956
Sumitomo Realty & Development Co. Ltd.	25,000	646,856
Sumitomo Rubber Industries Ltd.	11,500	162,319
Sundrug Co. Ltd.	2,700	234,216
Suntory Beverage & Food Ltd.	9,900	430,436
Suzuken Co. Ltd.	5,300	169,039
Suzuki Motor Corp.	25,800	790,108
Sysmex Corp.	11,100	768,917
T&D Holdings, Inc.	37,900	386,505
Taiheiyo Cement Corp.	72,000	205,772
Taisei Corp.	75,000	674,495
Taisho Pharmaceutical Holdings Co. Ltd.	2,600	284,686
Taiyo Nippon Sanso Corp.	6,400	61,603
Takashimaya Co. Ltd.	21,000	159,104
Takeda Pharmaceutical Co. Ltd.	50,300	2,241,281
TDK Corp.	8,800	539,936
Teijin Ltd.	68,000	255,757
Terumo Corp.	24,200	1,038,054
The Chugoku Bank Ltd.	10,800	121,657
The Hachijuni Bank Ltd.	30,900	144,558
The Suruga Bank Ltd.	12,500	285,017
THK Co. Ltd.	8,300	163,988
Tobu Railway Co. Ltd.	65,000	350,479
Toho Co. Ltd.	8,000	232,745
Toho Gas Co. Ltd.	28,000	246,410
Tohoku Electric Power Co., Inc.	32,900	422,671
Tokio Marine Holdings, Inc.	48,200	1,865,689
Tokyo Electric Power Co., Inc. (a)	103,700	406,739
Tokyo Electron Ltd.	11,100	953,650
Tokyo Gas Co. Ltd.	145,000	617,251
Tokyo Tatemono Co. Ltd.	13,900	173,075
Tokyu Corp.	76,000	624,600
Tokyu Fudosan Holdings Corp.	31,700	187,571
TonenGeneral Sekiyu K.K.	18,000	162,615
Toppan Printing Co. Ltd.	39,000	343,980
Toray Industries, Inc.	104,000	947,429
Toshiba Corp. (a)	285,000	737,015
Toto Ltd.	9,400	402,832
Toyo Seikan Group Holdings Ltd.	12,000	233,788
Toyo Suisan Kaisha Ltd.	6,100	270,920
Toyoda Gosei Co. Ltd.	4,900	106,443
Toyota Industries Corp.	11,700	525,159
Toyota Motor Corp.	191,450	10,727,871
Toyota Tsusho Corp.	15,500	342,210
Trend Micro, Inc.	8,100	294,107
Tsuruha Holdings, Inc.	2,600	295,654
Unicharm Corp.	28,800	592,176
United Urban Investment Corp.	210	392,590
USS Co. Ltd.	16,200	274,779
West Japan Railway Co.	11,700	723,728
Yahoo! Japan Corp.	102,000	449,653
Yakult Honsha Co. Ltd.	5,800	276,991
Yamada Denki Co. Ltd.	46,300	244,143
Yamaguchi Financial Group, Inc.	13,000	128,384
Yamaha Corp.	12,100	333,909
Yamaha Motor Co. Ltd.	20,000	336,725
Yamato Holdings Co. Ltd.	25,700	632,422
Yamazaki Baking Co. Ltd.	8,600	236,265
Yaskawa Electric Corp.	18,400	250,764
Yokogawa Electric Corp.	15,500	200,383
Yokohama Rubber Co. Ltd.	7,600	102,069

TOTAL JAPAN		202,311,491

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)	130,010	842,189
Millicom International Cellular SA (depository receipt)	4,748	253,574
RTL Group SA	2,853	243,179
SES SA (France) (depositary receipt)	25,852	566,345
Tenaris SA	33,665	451,371

TOTAL LUXEMBOURG		2,356,658

Mauritius - 0.0%
Golden Agri-Resources Ltd.	511,900	137,454
Netherlands - 3.4%
ABN AMRO Group NV GDR	16,780	311,792
AEGON NV	129,605	524,762
AerCap Holdings NV (a)	12,166	444,181
Ahold Delhaize NV	90,585	2,163,213
Airbus Group NV	41,604	2,454,347
Akzo Nobel NV	17,494	1,130,862
Altice NV:
Class A (a)	25,114	372,728
Class B (a)	8,815	130,335
ASML Holding NV (Netherlands)	25,843	2,837,579
CNH Industrial NV	72,105	514,313
Ferrari NV	7,934	358,711
Fiat Chrysler Automobiles NV	64,057	412,507
Gemalto NV	5,713	376,649
Heineken Holding NV	7,169	600,800
Heineken NV (Bearer)	16,142	1,523,868
ING Groep NV (Certificaten Van Aandelen)	273,101	3,053,269
Koninklijke Boskalis Westminster NV	6,292	231,152
Koninklijke DSM NV	12,820	820,694
Koninklijke KPN NV	240,951	792,795
Koninklijke Philips Electronics NV	65,798	1,750,014
Mobileye NV (a)(b)	12,411	594,611
NN Group NV	22,493	606,676
NXP Semiconductors NV (a)	20,742	1,744,195
OCI NV (a)	6,532	99,756
QIAGEN NV (Germany) (a)	15,734	412,940
Randstad Holding NV	8,493	365,374
RELX NV	70,344	1,267,556
STMicroelectronics NV	45,423	332,150
Unilever NV (Certificaten Van Aandelen) (Bearer)	114,657	5,311,409
Vopak NV	5,065	260,426
Wolters Kluwer NV	21,381	899,386

TOTAL NETHERLANDS		32,699,050

New Zealand - 0.2%
Auckland International Airport Ltd.	68,221	363,607
Contact Energy Ltd.	51,272	199,955
Fletcher Building Ltd.	50,003	349,927
Mercury Nz Ltd.	45,888	103,729
Meridian Energy Ltd.	79,205	160,165
Ryman Healthcare Group Ltd.	28,252	194,446
Spark New Zealand Ltd.	130,769	372,571

TOTAL NEW ZEALAND		1,744,400

Norway - 0.6%
DNB ASA	69,583	765,754
Gjensidige Forsikring ASA	14,537	245,179
Marine Harvest ASA	27,332	466,150
Norsk Hydro ASA	88,479	379,381
Orkla ASA	58,274	542,108
Schibsted ASA:
(A Shares)	5,005	157,379
(B Shares)	6,799	200,251
Statoil ASA	78,809	1,252,863
Telenor ASA	53,206	890,751
Yara International ASA	12,805	416,303

TOTAL NORWAY		5,316,119

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	97,289	524,198
Portugal - 0.1%
Energias de Portugal SA	164,511	564,277
Galp Energia SGPS SA Class B	32,810	447,882
Jeronimo Martins SGPS SA	18,007	301,474

TOTAL PORTUGAL		1,313,633

Singapore - 1.1%
Ascendas Real Estate Investment Trust	158,500	289,643
CapitaCommercial Trust (REIT)	126,700	142,227
CapitaLand Ltd.	186,300	440,495
CapitaMall Trust	179,400	286,355
City Developments Ltd.	27,700	175,824
ComfortDelgro Corp. Ltd.	154,300	324,551
DBS Group Holdings Ltd.	124,688	1,433,163
Global Logistic Properties Ltd.	193,200	275,959
Hutchison Port Holdings Trust	378,100	179,598
Jardine Cycle & Carriage Ltd.	7,200	210,678
Keppel Corp. Ltd.	104,400	408,816
Oversea-Chinese Banking Corp. Ltd.	219,156	1,405,789
Sembcorp Industries Ltd.	61,000	126,031
Sembcorp Marine Ltd.	37,800	39,754
Singapore Airlines Ltd.	35,600	291,555
Singapore Exchange Ltd.	59,600	334,742
Singapore Press Holdings Ltd.	118,900	335,229
Singapore Technologies Engineering Ltd.	114,300	280,486
Singapore Telecommunications Ltd.	561,600	1,750,942
StarHub Ltd.	39,500	115,492
Suntec (REIT)	166,500	207,395
United Overseas Bank Ltd.	92,100	1,263,734
UOL Group Ltd.	32,200	138,580
Wilmar International Ltd.	127,600	294,088
Yangzijiang Shipbuilding Holdings Ltd.	123,400	80,076

TOTAL SINGAPORE		10,831,202

Spain - 2.7%
Abertis Infraestructuras SA	45,393	714,044
ACS Actividades de Construccion y Servicios SA	14,341	411,253
Aena SA	4,750	685,055
Amadeus IT Holding SA Class A	30,978	1,454,430
Banco Bilbao Vizcaya Argentaria SA	459,136	2,680,413
Banco de Sabadell SA	378,008	516,856
Banco Popular Espanol SA	236,924	331,631
Banco Santander SA (Spain)	1,017,592	4,316,312
Bankia SA	328,325	251,808
Bankinter SA	50,032	349,039
CaixaBank SA	189,632	476,163
Distribuidora Internacional de Alimentacion SA	44,371	276,855
Enagas SA	15,973	486,983
Endesa SA	22,367	469,994
Ferrovial SA	34,258	709,133
Gas Natural SDG SA	24,584	508,608
Grifols SA	21,044	461,368
Iberdrola SA	390,935	2,685,766
Iberdrola SA	7,159	49,183
Inditex SA	76,953	2,661,323
International Consolidated Airlines Group SA	52,397	282,765
MAPFRE SA (Reg.)	74,284	182,045
Red Electrica Corporacion SA	30,658	702,308
Repsol YPF SA	78,294	986,931
Telefonica SA	315,646	3,091,692
Zardoya Otis SA	13,687	134,352
Zardoya Otis SA rights 8/4/16(a)	9,607	3,867

TOTAL SPAIN		25,880,177

Sweden - 2.4%
Alfa Laval AB	20,906	329,580
ASSA ABLOY AB (B Shares)	70,618	1,549,222
Atlas Copco AB:
(A Shares)	47,037	1,320,906
(B Shares)	27,712	708,912
Boliden AB	19,560	430,197
Electrolux AB (B Shares)	17,167	465,036
Getinge AB (B Shares)	14,223	288,383
H&M Hennes & Mauritz AB (B Shares)	67,102	2,026,349
Hakon Invest AB	5,227	174,885
Hexagon AB (B Shares)	18,181	717,084
Husqvarna AB (B Shares)	26,749	229,603
Industrivarden AB (C Shares)	10,917	183,715
Investor AB (B Shares)	32,092	1,105,612
Kinnevik AB (B Shares)	16,783	427,960
Lundin Petroleum AB (a)	13,505	223,479
Nordea Bank AB	214,548	1,911,801
Sandvik AB	75,164	805,485
Securitas AB (B Shares)	22,143	364,349
Skandinaviska Enskilda Banken AB (A Shares)	107,859	945,988
Skanska AB (B Shares)	24,146	513,282
SKF AB (B Shares)	28,354	449,317
Svenska Cellulosa AB (SCA) (B Shares)	42,681	1,268,851
Svenska Handelsbanken AB (A Shares)	105,893	1,273,155
Swedbank AB (A Shares)	64,079	1,346,430
Swedish Match Co. AB	13,942	508,507
Tele2 AB (B Shares)	21,857	184,675
Telefonaktiebolaget LM Ericsson (B Shares)	214,569	1,600,124
TeliaSonera AB	182,679	833,658
Volvo AB (B Shares)	108,699	1,158,508

TOTAL SWEDEN		23,345,053

Switzerland - 8.2%
ABB Ltd. (Reg.)	138,623	2,944,643
Actelion Ltd.	7,239	1,283,929
Adecco SA (Reg.)	11,806	647,984
Aryzta AG	6,245	234,864
Baloise Holdings AG	3,651	411,359
Barry Callebaut AG	158	206,711
Coca-Cola HBC AG	13,025	269,084
Compagnie Financiere Richemont SA Series A	36,927	2,244,865
Credit Suisse Group AG	131,354	1,510,535
Dufry AG (a)	3,307	380,790
Ems-Chemie Holding AG	580	317,468
Galenica AG	253	326,300
Geberit AG (Reg.)	2,686	1,036,488
Givaudan SA	651	1,338,002
Julius Baer Group Ltd.	15,982	655,327
Kuehne & Nagel International AG	3,912	548,939
Lafargeholcim Ltd. (Reg.)	32,170	1,530,830
Lindt & Spruengli AG	7	494,557
Lindt & Spruengli AG (participation certificate)	73	429,323
Lonza Group AG	3,743	705,578
Nestle SA	224,474	17,987,704
Novartis AG	160,228	13,289,825
Pargesa Holding SA	2,337	162,761
Partners Group Holding AG	1,232	563,756
Roche Holding AG (participation certificate)	49,465	12,626,833
Schindler Holding AG:
(participation certificate)	3,183	610,524
(Reg.)	1,389	268,284
SGS SA (Reg.)	388	858,708
Sika AG	153	717,641
Sonova Holding AG Class B	3,774	517,114
Swatch Group AG (Bearer)	2,219	581,766
Swatch Group AG (Bearer) (Reg.)	3,413	174,312
Swiss Life Holding AG	2,312	528,382
Swiss Prime Site AG	5,051	464,085
Swiss Re Ltd.	23,494	1,971,974
Swisscom AG	1,835	903,300
Syngenta AG (Switzerland)	6,550	2,576,018
UBS Group AG	258,013	3,553,935
Zurich Insurance Group AG	10,607	2,546,667

TOTAL SWITZERLAND		78,421,165

United Kingdom - 15.9%
3i Group PLC	69,275	565,678
Aberdeen Asset Management PLC	65,675	276,616
Admiral Group PLC	15,031	430,480
Aggreko PLC	18,279	311,101
Anglo American PLC (United Kingdom)	98,965	1,087,749
Antofagasta PLC	24,041	159,244
ARM Holdings PLC	99,266	2,209,797
Ashtead Group PLC	35,710	565,234
Associated British Foods PLC	25,213	897,937
AstraZeneca PLC (United Kingdom)	89,089	5,964,349
Auto Trader Group PLC	65,143	319,593
Aviva PLC	286,044	1,472,995
Babcock International Group PLC	15,726	201,882
BAE Systems PLC	223,671	1,579,247
Barclays PLC	1,185,406	2,416,999
Barratt Developments PLC	71,299	412,828
Berkeley Group Holdings PLC	8,471	300,790
BHP Billiton PLC	149,199	1,881,180
BP PLC	1,302,511	7,369,153
British American Tobacco PLC (United Kingdom)	131,364	8,384,290
British Land Co. PLC	69,223	614,724
BT Group PLC	597,305	3,263,337
Bunzl PLC	23,771	744,023
Burberry Group PLC	31,635	552,649
Capita Group PLC	47,354	601,638
Carnival PLC	13,436	646,277
Carphone Warehouse Group PLC	63,941	295,756
Centrica PLC	383,124	1,222,487
Cobham PLC	109,256	247,402
Coca-Cola European Partners PLC	15,472	583,711
Compass Group PLC	115,948	2,202,759
Croda International PLC	8,605	378,661
Diageo PLC	177,373	5,082,921
Direct Line Insurance Group PLC	98,335	455,755
easyJet PLC	10,426	143,640
Fresnillo PLC	15,661	400,230
G4S PLC (United Kingdom)	111,159	274,072
GKN PLC	122,130	467,452
GlaxoSmithKline PLC	343,078	7,661,972
Hammerson PLC	55,971	412,967
Hargreaves Lansdown PLC	18,642	320,486
Hikma Pharmaceuticals PLC	10,182	354,941
HSBC Holdings PLC (United Kingdom)	1,386,791	9,089,993
ICAP PLC	39,848	234,679
IMI PLC	19,877	282,003
Imperial Tobacco Group PLC	67,567	3,562,107
Inmarsat PLC	32,118	332,401
InterContinental Hotel Group PLC	13,336	533,369
Intertek Group PLC	11,437	548,691
Intu Properties PLC	67,793	269,252
Investec PLC	44,930	267,284
ITV PLC	257,294	667,411
J Sainsbury PLC	97,370	289,043
Johnson Matthey PLC	13,754	596,321
Kingfisher PLC	162,906	723,413
Land Securities Group PLC	55,948	810,046
Legal & General Group PLC	420,417	1,144,517
Lloyds Banking Group PLC	4,524,643	3,182,408
London Stock Exchange Group PLC	22,198	815,238
Marks & Spencer Group PLC	115,761	489,431
Mediclinic International PLC	26,027	369,944
Meggitt PLC	55,944	324,365
Merlin Entertainments PLC	51,775	324,244
Mondi PLC	26,145	529,404
National Grid PLC	263,621	3,780,016
Next PLC	10,174	676,605
Old Mutual PLC	347,862	969,556
Pearson PLC	58,193	679,889
Persimmon PLC	21,840	487,613
Provident Financial PLC	10,577	379,209
Prudential PLC	181,448	3,198,652
Reckitt Benckiser Group PLC	44,802	4,344,010
RELX PLC	78,171	1,484,585
Rio Tinto PLC	87,298	2,833,016
Rolls-Royce Group PLC	129,776	1,357,925
Royal Bank of Scotland Group PLC (a)	246,782	628,117
Royal Dutch Shell PLC:
Class A (United Kingdom)	296,498	7,655,643
Class B (United Kingdom)	264,180	7,026,852
Royal Mail PLC	59,741	402,832
RSA Insurance Group PLC	72,505	477,577
SABMiller PLC	68,427	3,997,306
Sage Group PLC	76,736	723,588
Schroders PLC	9,701	336,119
Scottish & Southern Energy PLC	71,342	1,431,370
Segro PLC	49,546	290,482
Severn Trent PLC	16,744	542,695
SKY PLC	73,682	897,620
Smith & Nephew PLC	63,082	1,037,639
Smiths Group PLC	28,404	474,778
St. James's Place Capital PLC	37,469	459,188
Standard Chartered PLC (United Kingdom)	231,307	1,850,821
Standard Life PLC	140,533	563,359
Tate & Lyle PLC	33,525	320,785
Taylor Wimpey PLC	231,316	473,591
Tesco PLC (a)	574,829	1,185,196
The Weir Group PLC	15,215	294,997
Travis Perkins PLC	16,296	336,444
Unilever PLC	90,456	4,231,808
United Utilities Group PLC	48,358	650,874
Vodafone Group PLC	1,868,808	5,677,222
Whitbread PLC	13,008	664,344
William Hill PLC	64,338	272,149
WM Morrison Supermarkets PLC	145,239	357,138
Worldpay Group PLC (a)	100,071	388,576

TOTAL UNITED KINGDOM		152,960,752

TOTAL COMMON STOCKS
(Cost $828,511,716)		858,846,287

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	3,674	266,168
Fuchs Petrolub AG	4,851	204,707
Henkel AG & Co. KGaA	12,492	1,555,819
Porsche Automobil Holding SE (Germany)	10,902	570,112
Volkswagen AG	12,963	1,823,173

TOTAL GERMANY		4,419,979

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	438,521	305,191
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,414,722)		4,725,170
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.49% to 0.54% 3/2/17 to 6/22/17(c)
(Cost $1,295,249)	1,300,000	1,296,017
	Shares	Value

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 0.42% (d)	77,457,126	77,457,126
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	1,011,170	1,011,170
TOTAL MONEY MARKET FUNDS
(Cost $78,468,296)		78,468,296
TOTAL INVESTMENT PORTFOLIO - 98.2%
(Cost $912,689,983)		943,335,770
NET OTHER ASSETS (LIABILITIES) - 1.8%		17,114,269
NET ASSETS - 100%		$960,450,039

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,153 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2016	96,863,530	$2,924,967

The face value of futures purchased as a percentage of Net Assets is 10.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,296,017.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,729
Fidelity Securities Lending Cash Central Fund	3,025
Total	$60,754

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$108,648,869	$36,627,583	$72,021,286	$--
Consumer Staples	110,973,612	35,864,084	75,109,528	--
Energy	41,808,191	6,291,442	35,516,749	--
Financials	195,834,088	105,461,452	90,372,636	--
Health Care	105,372,074	20,263,029	85,109,045	--
Industrials	115,871,909	50,308,763	65,563,146	--
Information Technology	48,374,557	10,673,226	37,701,331	--
Materials	60,903,749	23,475,059	37,428,690	--
Telecommunication Services	42,587,400	8,857,863	33,729,537	--
Utilities	33,197,008	19,133,721	14,063,287	--
Government Obligations	1,296,017	--	1,296,017	--
Money Market Funds	78,468,296	78,468,296	--	--
Total Investments in Securities:	$943,335,770	$395,424,518	$547,911,252	$--
Derivative Instruments:
Assets
Futures Contracts	$2,924,967	$2,924,967	$--	$--
Total Assets	$2,924,967	$2,924,967	$--	$--
Total Derivative Instruments:	$2,924,967	$2,924,967	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $912,574,226. Net unrealized appreciation aggregated $30,761,544, of which $53,087,056 related to appreciated investment securities and $22,325,512 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI International Minimum Volatility Index Fund

July 31, 2016

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV2-QTLY-0916
1.9866139.101

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 0.6%
CSL Ltd.	10,478	$939,605
Healthscope Ltd.	6	14
Medibank Private Ltd.	5	12
Sonic Healthcare Ltd.	192,373	3,359,535
Telstra Corp. Ltd.	779,710	3,419,887
The GPT Group unit	4	17
Transurban Group unit	1	10

TOTAL AUSTRALIA		7,719,080

Bailiwick of Jersey - 0.6%
Randgold Resources Ltd.	57,506	6,767,201
Belgium - 1.0%
Belgacom SA	63,722	1,988,698
Colruyt NV	91,517	5,104,546
UCB SA	63,743	4,986,389

TOTAL BELGIUM		12,079,633

Bermuda - 1.3%
Cheung Kong Infrastructure Holdings Ltd.	801,000	7,082,465
Cosco Pacific Ltd.	550,000	567,127
Credicorp Ltd. (United States)	20,077	3,218,945
GOME Electrical Appliances Holdings Ltd.	4,381,000	530,798
Li & Fung Ltd.	1,028,000	514,106
Yue Yuen Industrial (Holdings) Ltd.	1,011,000	4,104,777

TOTAL BERMUDA		16,018,218

Canada - 11.5%
Agnico Eagle Mines Ltd. (Canada)	23,865	1,388,782
Bank of Montreal	145,996	9,359,220
Bank of Nova Scotia	146,545	7,442,576
BCE, Inc.	199,315	9,545,565
Canadian Imperial Bank of Commerce	114,567	8,703,635
Canadian Tire Ltd. Class A (non-vtg.)	22,805	2,396,215
Canadian Utilities Ltd. Class A (non-vtg.)	85,934	2,645,186
Dollarama, Inc.	7,761	573,850
Empire Co. Ltd. Class A (non-vtg.)	203,884	3,248,028
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,624	3,551,385
First Capital Realty, Inc.	127,540	2,265,272
Franco-Nevada Corp.	75,859	5,848,984
George Weston Ltd.	34,367	3,052,271
Gildan Activewear, Inc.	38,532	1,130,595
Goldcorp, Inc.	156,781	2,801,440
Great-West Lifeco, Inc.	121,551	3,156,891
H&R REIT/H&R Finance Trust	105,323	1,875,510
Hydro One Ltd.	84,382	1,675,813
Imperial Oil Ltd.	49,336	1,517,885
Intact Financial Corp.	158,694	11,375,308
Jean Coutu Group, Inc. Class A (sub. vtg.)	79,733	1,154,790
Loblaw Companies Ltd.	40,627	2,266,200
Metro, Inc. Class A (sub. vtg.)	128,980	4,689,374
National Bank of Canada	17,621	603,404
RioCan (REIT)	84,630	1,878,434
Rogers Communications, Inc. Class B (non-vtg.)	101,770	4,495,137
Royal Bank of Canada	140,424	8,559,986
Shaw Communications, Inc. Class B	261,642	5,306,384
Smart (REIT)	83,550	2,464,298
TELUS Corp.	225,596	7,548,952
The Toronto-Dominion Bank	142,756	6,220,188
Thomson Reuters Corp.	183,846	7,745,850
TransCanada Corp.	15,990	741,420

TOTAL CANADA		137,228,828

Cayman Islands - 0.8%
China Huishan Dairy Holdings Co. Ltd.	3,261,000	1,281,972
China Medical System Holdings Ltd.	765,000	1,124,072
Hengan International Group Co. Ltd.	325,500	2,735,435
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	63,500	23,490
Shenzhou International Group Holdings Ltd.	550,499	2,902,069
Sino Biopharmaceutical Ltd.	2,600,000	1,735,925

TOTAL CAYMAN ISLANDS		9,802,963

Chile - 0.8%
Aguas Andinas SA	3,341,621	2,016,509
Banco de Chile	30,386,422	3,374,000
Banco de Credito e Inversiones	29,511	1,331,635
Colbun SA	8,843,867	2,173,512
Compania de Petroleos de Chile SA (COPEC)	61,982	562,397

TOTAL CHILE		9,458,053

China - 1.6%
Agricultural Bank of China Ltd. (H Shares)	4,364,000	1,603,088
Bank of China Ltd. (H Shares)	4,508,000	1,853,542
Beijing Capital International Airport Co. Ltd. (H Shares)	894,000	1,031,308
China Construction Bank Corp. (H Shares)	9,319,000	6,245,979
Industrial & Commercial Bank of China Ltd. (H Shares)	6,022,000	3,435,495
Jiangsu Expressway Co. Ltd. (H Shares)	1,494,000	2,110,518
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	2,152,000	1,201,041
Zhejiang Expressway Co. Ltd. (H Shares)	1,662,000	1,715,898

TOTAL CHINA		19,196,869

Colombia - 0.1%
Corporacion Financiera Colombiana SA	95,978	1,199,881
Czech Republic - 0.1%
Komercni Banka A/S	27,582	1,085,032
Denmark - 0.7%
Novo Nordisk A/S Series B	40,870	2,324,125
Tryg A/S	129,723	2,419,554
William Demant Holding A/S (a)	155,144	3,166,513

TOTAL DENMARK		7,910,192

Egypt - 0.1%
Commercial International Bank SAE	273,027	1,492,740
France - 1.6%
Aeroports de Paris	36,972	3,931,756
Atos Origin SA	8,068	790,786
BIC SA	9,198	1,359,461
Danone SA	24,365	1,868,642
Dassault Systemes SA	8,940	738,325
Essilor International SA	16,094	2,061,109
Eutelsat Communications	31,232	620,831
L'Oreal SA	25,562	4,856,892
Sanofi SA	14,828	1,262,949
SCOR SE	1	29
Sodexo SA	10,773	1,261,631

TOTAL FRANCE		18,752,411

Germany - 1.4%
Beiersdorf AG	7,034	660,498
Fresenius Medical Care AG & Co. KGaA	58,458	5,339,403
MAN SE	47,364	4,965,928
Merck KGaA	6,496	717,247
TUI AG	424,384	5,529,454

TOTAL GERMANY		17,212,530

Hong Kong - 7.1%
China Mobile Ltd.	527,000	6,526,118
CLP Holdings Ltd.	1,469,500	15,314,979
CSPC Pharmaceutical Group Ltd.	1,968,000	1,702,062
Guangdong Investment Ltd.	2,380,000	3,650,495
Hang Seng Bank Ltd.	691,100	12,337,254
HK Electric Investments & HK Electric Investments Ltd. unit	3,400,500	3,256,563
HKT Trust/HKT Ltd. unit	3,373,000	5,330,091
Hong Kong & China Gas Co. Ltd.	2,364,980	4,389,528
Link (REIT)	1,045,000	7,798,709
MTR Corp. Ltd.	2,009,253	11,369,123
Power Assets Holdings Ltd.	1,057,000	10,347,385
Sun Art Retail Group Ltd.	2,476,000	1,720,154
Sun Hung Kai Properties Ltd.	47,000	672,432
Swire Properties Ltd.	200,800	559,043

TOTAL HONG KONG		84,973,936

India - 0.5%
Divi's Laboratories Ltd.	87,354	1,570,681
GlaxoSmithKline Consumer Healthcare Ltd. (a)	13,343	1,267,310
Hindustan Unilever Ltd.	123,606	1,710,790
Wipro Ltd.	221,514	1,814,127

TOTAL INDIA		6,362,908

Indonesia - 1.8%
PT Bank Central Asia Tbk	3,992,100	4,404,004
PT Hanjaya Mandala Sampoerna Tbk	4,977,900	1,379,530
PT Indofood CBP Sukses Makmur Tbk	1,353,000	888,331
PT Indofood Sukses Makmur Tbk	5,387,900	3,424,382
PT Jasa Marga Tbk	2,763,500	1,123,460
PT Kalbe Farma Tbk	21,937,800	2,805,345
PT Telkomunikasi Indonesia Tbk Series B	8,787,900	2,860,559
PT Unilever Indonesia Tbk	583,900	2,008,222
PT United Tractors Tbk	2,295,900	2,760,654

TOTAL INDONESIA		21,654,487

Ireland - 0.7%
Kerry Group PLC Class A	64,602	5,528,827
Ryanair Holdings PLC sponsored ADR	40,572	2,871,280

TOTAL IRELAND		8,400,107

Israel - 1.6%
Azrieli Group	58,677	2,574,390
Bank Hapoalim BM (Reg.)	1,027,586	5,222,547
Bank Leumi le-Israel BM (a)	761,973	2,737,604
Bezeq The Israel Telecommunication Corp. Ltd.	698,882	1,381,929
Mizrahi Tefahot Bank Ltd.	189,309	2,295,121
NICE Systems Ltd.	8,308	570,852
Teva Pharmaceutical Industries Ltd.	81,989	4,526,037

TOTAL ISRAEL		19,308,480

Japan - 21.8%
ABC-MART, Inc.	44,600	2,854,167
Ajinomoto Co., Inc.	161,500	4,122,602
All Nippon Airways Ltd.	1,451,000	4,141,936
Asahi Group Holdings	74,600	2,532,468
Astellas Pharma, Inc.	537,300	8,952,351
Benesse Holdings, Inc.	91,300	2,205,681
Canon, Inc.	243,800	6,918,924
Chugai Pharmaceutical Co. Ltd.	55,800	2,085,327
Daiichi Sankyo Kabushiki Kaisha	33,800	806,010
Dainippon Sumitomo Pharma Co. Ltd.	94,800	1,771,960
Daito Trust Construction Co. Ltd.	5,300	889,974
East Japan Railway Co.	28,200	2,586,777
Eisai Co. Ltd.	57,900	3,385,499
FamilyMart Co. Ltd.	73,000	4,298,706
Hankyu Hanshin Holdings, Inc.	19,200	714,304
Hisamitsu Pharmaceutical Co., Inc.	41,400	2,340,814
Idemitsu Kosan Co. Ltd.	56,400	1,104,228
Japan Airlines Co. Ltd.	162,900	5,022,014
Japan Prime Realty Investment Corp.	1,029	4,530,083
Japan Real Estate Investment Corp.	527	3,186,034
Japan Retail Fund Investment Corp.	2,792	6,869,377
Kamigumi Co. Ltd.	270,000	2,429,816
Kao Corp.	24,700	1,330,174
Keihin Electric Express Railway Co. Ltd.	113,000	1,144,812
Kyowa Hakko Kirin Co., Ltd.	113,200	1,977,807
Lawson, Inc.	88,500	6,814,357
McDonald's Holdings Co. (Japan) Ltd.	90,200	2,765,392
Miraca Holdings, Inc.	70,500	3,247,218
Mitsubishi Tanabe Pharma Corp.	305,000	5,693,525
Nagoya Railroad Co. Ltd.	865,000	4,859,218
New Hampshire Foods Ltd.	168,000	4,085,461
Nikon Corp.	37,600	531,317
Nippon Building Fund, Inc.	233	1,433,698
Nippon Prologis REIT, Inc.	1,935	4,838,987
Nippon Telegraph & Telephone Corp.	156,300	7,427,340
Nissin Food Holdings Co. Ltd.	79,800	4,530,294
Nitori Holdings Co. Ltd.	45,200	5,621,642
Nomura Real Estate Master Fund, Inc.	4,568	7,570,190
Nomura Research Institute Ltd.	57,540	2,029,474
NTT Data Corp.	70,700	3,508,357
NTT DOCOMO, Inc.	132,800	3,607,425
Oracle Corp. Japan	49,200	2,993,139
Oriental Land Co. Ltd.	43,300	2,738,488
Osaka Gas Co. Ltd.	1,337,000	5,395,920
Otsuka Corp.	71,100	3,642,543
Otsuka Holdings Co. Ltd.	273,700	13,011,681
Park24 Co. Ltd.	110,700	3,749,216
Recruit Holdings Co. Ltd.	145,500	5,526,938
Sankyo Co. Ltd. (Gunma)	61,000	2,220,995
Santen Pharmaceutical Co. Ltd.	245,200	4,077,377
Secom Co. Ltd.	66,700	5,024,552
Shimamura Co. Ltd.	27,500	4,012,044
Shionogi & Co. Ltd.	27,900	1,447,112
Showa Shell Sekiyu K.K.	64,000	573,984
Suntory Beverage & Food Ltd.	173,500	7,543,506
Suzuken Co. Ltd.	28,900	921,738
Taisho Pharmaceutical Holdings Co. Ltd.	39,100	4,281,241
Takeda Pharmaceutical Co. Ltd.	230,200	10,257,313
Tobu Railway Co. Ltd.	559,000	3,014,116
Toho Co. Ltd.	55,200	1,605,943
Tokyo Gas Co. Ltd.	851,000	3,622,627
TonenGeneral Sekiyu K.K.	365,000	3,297,481
Toyo Suisan Kaisha Ltd.	121,000	5,373,993
United Urban Investment Corp.	3,464	6,475,860
USS Co. Ltd.	155,400	2,635,847
West Japan Railway Co.	11,700	723,728
Yamada Denki Co. Ltd.	358,600	1,890,924
Yamato Holdings Co. Ltd.	194,700	4,791,154
Yamazaki Baking Co. Ltd.	69,100	1,898,362

TOTAL JAPAN		259,513,562

Korea (South) - 2.0%
Dongbu Insurance Co. Ltd.	33,280	1,899,065
E-Mart Co. Ltd.	5,528	812,211
Hyundai Department Store Co. Ltd.	4,955	552,139
Hyundai Fire & Marine Insurance Co. Ltd.	19,535	531,911
Hyundai Mobis	4,026	922,565
Kangwon Land, Inc.	24,853	915,684
Kia Motors Corp.	59,145	2,240,260
Korea Electric Power Corp.	32,513	1,791,805
KT Corp.	36,434	1,039,374
KT&G Corp.	39,757	4,322,966
S1 Corp.	25,595	2,334,555
Samsung Fire & Marine Insurance Co. Ltd.	8,169	1,956,361
Samsung Life Insurance Co. Ltd.	7,067	617,918
SK Telecom Co. Ltd.	18,796	3,887,983

TOTAL KOREA (SOUTH)		23,824,797

Luxembourg - 0.6%
RTL Group SA	24,726	2,107,553
SES SA (France) (depositary receipt)	215,815	4,727,905

TOTAL LUXEMBOURG		6,835,458

Malaysia - 1.9%
Axiata Group Bhd	1,002,424	1,401,251
Hong Leong Bank Bhd	845,700	2,725,853
IHH Healthcare Bhd	978,100	1,571,496
Malayan Banking Bhd	2,586,268	5,095,656
Maxis Bhd	1,716,400	2,538,442
PPB Group Bhd	147,400	579,388
Public Bank Bhd	1,386,700	6,643,078
Telekom Malaysia Bhd	988,200	1,658,127

TOTAL MALAYSIA		22,213,291

Netherlands - 0.2%
NN Group NV	1	27
QIAGEN NV (Germany) (a)	78,773	2,067,401

TOTAL NETHERLANDS		2,067,428

New Zealand - 0.4%
Auckland International Airport Ltd.	195,269	1,040,752
Ryman Healthcare Group Ltd.	344,375	2,370,184
Spark New Zealand Ltd.	290,013	826,270

TOTAL NEW ZEALAND		4,237,206

Philippines - 1.2%
Aboitiz Equity Ventures, Inc.	437,440	724,039
Aboitiz Power Corp.	2,107,900	2,024,031
Bank of the Philippine Islands (BPI)	990,770	2,018,333
BDO Unibank, Inc.	2,014,870	4,839,964
Jollibee Food Corp.	172,230	931,961
Metro Pacific Investments Corp.	4,010,500	638,276
Philippine Long Distance Telephone Co.	59,800	2,670,143
Universal Robina Corp.	237,070	1,008,145

TOTAL PHILIPPINES		14,854,892

Poland - 0.0%
Grupa Lotos SA (a)	67,455	505,623
Qatar - 0.6%
Commercial Bank of Qatar (a)	199,477	2,076,145
Doha Bank (a)	172,846	1,765,745
Qatar Electricity & Water Co. (a)	25,547	1,577,110
Qatar National Bank SAQ	41,972	1,763,505

TOTAL QATAR		7,182,505

Singapore - 2.3%
CapitaMall Trust	413,400	659,861
DBS Group Holdings Ltd.	125,784	1,445,761
Oversea-Chinese Banking Corp. Ltd.	406,320	2,606,364
Singapore Airlines Ltd.	731,700	5,992,441
Singapore Press Holdings Ltd.	2,002,400	5,645,612
Singapore Telecommunications Ltd.	2,383,500	7,431,215
StarHub Ltd.	761,100	2,225,339
United Overseas Bank Ltd.	70,700	970,098

TOTAL SINGAPORE		26,976,691

South Africa - 0.0%
Fortress Income Fund Ltd. Class A	14	17
Switzerland - 9.2%
Baloise Holdings AG	24,720	2,785,208
Barry Callebaut AG	2,459	3,217,099
Givaudan SA	1,328	2,729,443
Kuehne & Nagel International AG	26,787	3,758,803
Lindt & Spruengli AG	75	5,298,829
Lindt & Spruengli AG (participation certificate)	1,143	6,722,142
Nestle SA	209,888	16,818,879
Novartis AG	170,886	14,173,834
Roche Holding AG (participation certificate)	64,405	16,440,538
Schindler Holding AG (Reg.)	3,816	737,057
SGS SA (Reg.)	1,009	2,233,084
Sonova Holding AG Class B	67,666	9,271,610
Swiss Life Holding AG	3,544	809,942
Swiss Prime Site AG	72,703	6,679,944
Swiss Re Ltd.	63,006	5,288,421
Swisscom AG	26,312	12,952,389

TOTAL SWITZERLAND		109,917,222

Taiwan - 7.7%
Asia Cement Corp.	3,011,000	2,763,167
ASUSTeK Computer, Inc.	419,000	3,654,185
Chang Hwa Commercial Bank	5,750,670	3,099,531
Chicony Electronics Co. Ltd.	641,627	1,591,011
China Airlines Ltd.	2,960,000	874,446
Chinatrust Financial Holding Co. Ltd.	1,054,797	583,438
Chunghwa Telecom Co. Ltd.	4,892,000	17,538,778
E.SUN Financial Holdings Co. Ltd.	1,174,800	657,200
EVA Airways Corp. (a)	2,626,000	1,254,445
Far EasTone Telecommunications Co. Ltd.	2,170,000	4,998,931
First Financial Holding Co. Ltd.	12,298,926	6,841,541
Formosa Petrochemical Corp.	195,000	556,460
Formosa Taffeta Co. Ltd.	887,000	843,262
Foxconn Technology Co. Ltd.	862,750	2,095,936
Hon Hai Precision Industry Co. Ltd. (Foxconn)	898,000	2,480,725
Hua Nan Financial Holdings Co. Ltd.	8,365,000	4,574,342
Lite-On Technology Corp.	1,441,235	2,165,091
Mega Financial Holding Co. Ltd.	8,577,789	6,739,518
President Chain Store Corp.	274,000	2,230,303
Sinopac Holdings Co.	4,991,328	1,615,723
Standard Foods Corp.	299,400	746,171
Synnex Technology International Corp.	1,555,000	1,842,405
Taishin Financial Holdings Co. Ltd.	1,470,000	591,345
Taiwan Business Bank	4,980,338	1,316,341
Taiwan Cement Corp.	621,000	661,614
Taiwan Cooperative Financial Holding Co. Ltd.	9,866,650	4,635,797
Taiwan Mobile Co. Ltd.	2,268,000	7,840,598
Taiwan Semiconductor Manufacturing Co. Ltd.	1,249,000	6,768,759
Transcend Information, Inc.	249,000	748,902

TOTAL TAIWAN		92,309,965

Thailand - 1.6%
Advanced Info Service PCL (For. Reg.)	523,400	2,674,855
Bangkok Bank PCL (For. Reg.)	326,300	1,601,990
Bangkok Dusit Medical Services PCL (For. Reg.)	953,800	616,150
BEC World PCL (For. Reg.)	1,473,500	1,044,945
BTS Group Holdings PCL	8,185,000	2,208,987
Bumrungrad Hospital PCL (For. Reg.)	180,000	950,904
C.P. ALL PCL (For. Reg.)	414,500	615,859
Delta Electronics PCL (For. Reg.)	303,200	620,241
Electricity Generating PCL (For. Reg.)	150,100	857,591
Energy Absolute PCL	866,700	653,198
Kasikornbank PCL	268,100	1,535,629
Kasikornbank PCL (For. Reg.)	128,200	734,307
Krung Thai Bank PCL (For. Reg.)	4,990,800	2,493,251
PTT PCL (For. Reg.)	23,200	219,811
Siam Cement PCL (For. Reg.)	74,400	1,093,678
TMB PCL (For. Reg.)	8,432,900	547,182

TOTAL THAILAND		18,468,578

United Arab Emirates - 0.6%
DP World Ltd.	67,097	1,139,978
Dubai Islamic Bank Pakistan Ltd. (a)	388,440	572,153
First Gulf Bank PJSC	824,219	2,715,307
National Bank of Abu Dhabi PJSC (a)	893,521	2,369,489

TOTAL UNITED ARAB EMIRATES		6,796,927

United Kingdom - 14.7%
Admiral Group PLC	163,963	4,695,811
AstraZeneca PLC (United Kingdom)	118,072	7,904,709
Babcock International Group PLC	36,713	471,302
BP PLC	125,353	709,204
British American Tobacco PLC (United Kingdom)	124,952	7,975,045
Bunzl PLC	102,316	3,202,449
Capita Group PLC	140,343	1,783,075
Centrica PLC	12,025	38,370
Compass Group PLC	626,146	11,895,407
Diageo PLC	315,991	9,055,253
Direct Line Insurance Group PLC	179,793	833,291
easyJet PLC	217,531	2,996,950
Fresnillo PLC	1	26
G4S PLC (United Kingdom)	192,624	474,931
GlaxoSmithKline PLC	388,752	8,682,011
Hikma Pharmaceuticals PLC	16,070	560,195
HSBC Holdings PLC (United Kingdom)	250,138	1,639,578
Imperial Tobacco Group PLC	138,342	7,293,339
Inmarsat PLC	92,300	955,248
J Sainsbury PLC	144,274	428,277
Kingfisher PLC	1,373,609	6,099,754
Marks & Spencer Group PLC	295,097	1,247,653
Merlin Entertainments PLC	377,938	2,366,861
National Grid PLC	1,111,498	15,937,576
Next PLC	63,409	4,216,912
Reckitt Benckiser Group PLC	165,055	16,003,761
RELX PLC	316,882	6,018,067
Royal Dutch Shell PLC:
Class A (United Kingdom)	143,503	3,705,279
Class B (United Kingdom)	30,989	824,268
Royal Mail PLC	1,162,078	7,835,866
SABMiller PLC	76,924	4,493,676
Scottish & Southern Energy PLC	566,645	11,368,883
Severn Trent PLC	59,435	1,926,365
SKY PLC	509,871	6,211,431
Smith & Nephew PLC	154,037	2,533,763
Tate & Lyle PLC	442,858	4,237,506
Unilever PLC	83,114	3,888,327
United Utilities Group PLC	120,579	1,622,931
Vodafone Group PLC	563,165	1,710,830
William Hill PLC	214,428	907,028
WM Morrison Supermarkets PLC	239,442	588,781

TOTAL UNITED KINGDOM		175,339,989

TOTAL COMMON STOCKS
(Cost $1,114,057,635)		1,177,667,700

Nonconvertible Preferred Stocks - 0.0%
Colombia - 0.0%
Grupo Aval Acciones y Valores SA
(Cost $26)	82	31
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.46% 3/30/17(b)
(Cost $498,464)	500,000	498,635
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 0.42% (c)
(Cost $4,895,761)	4,895,761	4,895,761
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $1,119,451,886)		1,183,062,127
NET OTHER ASSETS (LIABILITIES) - 0.8%(d)		9,708,576
NET ASSETS - 100%		$1,192,770,703

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
103 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2016	8,653,030	$364,409
98 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2016	4,319,350	227,732
11 TME S&P/TSX 60 Index Contracts (Canada)	Sept. 2016	1,424,823	34,115
TOTAL FUTURES CONTRACTS			$626,256

The face value of futures purchased as a percentage of Net Assets is 1.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $498,635.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes $184,164 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,007
Total	$14,007

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$120,593,999	$71,361,717	$49,232,282	$--
Consumer Staples	187,735,564	84,738,842	102,996,722	--
Energy	17,731,892	7,517,448	10,214,444	--
Financials	273,321,611	231,482,208	41,839,403	--
Health Care	170,221,820	47,303,515	122,918,305	--
Industrials	113,837,610	70,109,029	43,728,581	--
Information Technology	44,973,782	16,727,607	28,246,175	--
Materials	24,054,335	17,287,134	6,767,201	--
Telecommunication Services	126,481,474	75,793,037	50,688,437	--
Utilities	98,715,644	56,652,737	42,062,907	--
Government Obligations	498,635	--	498,635	--
Money Market Funds	4,895,761	4,895,761	--	--
Total Investments in Securities:	$1,183,062,127	$683,869,035	$499,193,092	$--
Derivative Instruments:
Assets
Futures Contracts	$626,256	$626,256	$--	$--
Total Assets	$626,256	$626,256	$--	$--
Total Derivative Instruments:	$626,256	$626,256	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$5,827,977
Level 2 to Level 1	$129,991,799

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,123,241,752. Net unrealized appreciation aggregated $59,820,375, of which $102,358,919 related to appreciated investment securities and $42,538,544 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Index Fund
(formerly Spartan® Emerging Markets Index Fund)

July 31, 2016

EMX-QTLY-0916
1.929352.104

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
		Shares	Value
Bermuda - 0.9%
Alibaba Health Information Technology Ltd. (a)		534,000	$370,986
Alibaba Pictures Group Ltd. (a)		1,900,000	406,527
Beijing Enterprises Water Group Ltd. (b)		702,000	426,173
Brilliance China Automotive Holdings Ltd.		494,000	548,224
China Gas Holdings Ltd.		286,000	451,944
China Resource Gas Group Ltd.		146,000	428,117
Cosco Pacific Ltd.		272,735	281,228
Credicorp Ltd.		6,502	1,047,472
Credicorp Ltd. (United States)		4,628	742,007
GOME Electrical Appliances Holdings Ltd.		2,074,802	251,381
Haier Electronics Group Co. Ltd.		207,000	346,850
Hanergy Thin Film Power Group Ltd. (a)		1,618,000	2
Kunlun Energy Co. Ltd.		522,000	394,272
Luye Pharma Group Ltd. (a)		205,000	132,908
Nine Dragons Paper (Holdings) Ltd.		273,000	216,756

TOTAL BERMUDA			6,044,847

Brazil - 4.6%
AES Tiete Energia SA unit		29,000	153,837
Ambev SA		772,900	4,481,409
Banco Bradesco SA		146,601	1,320,693
Banco do Brasil SA		139,600	906,298
Banco Santander SA (Brasil) unit		69,000	433,697
BB Seguridade Participacoes SA		115,200	1,070,851
BM&F BOVESPA SA		280,400	1,650,887
BR Malls Participacoes SA		96,470	418,322
Brasil Foods SA		99,100	1,659,613
CCR SA		145,400	839,915
Cetip SA - Mercados Organizado		36,217	483,318
Cielo SA		167,379	1,897,107
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		55,300	525,302
Companhia Siderurgica Nacional SA (CSN) (a)		102,600	350,291
Cosan SA Industria e Comercio		18,800	197,428
CPFL Energia SA		31,372	220,990
Drogasil SA		38,000	776,783
Duratex SA		49,005	149,778
EDP Energias do Brasil SA		59,557	264,134
Embraer SA		108,400	495,797
Equatorial Energia SA		32,400	554,889
Fibria Celulose SA		41,200	251,464
Hypermarcas SA		57,400	485,946
JBS SA		116,200	390,630
Klabin SA unit		89,600	469,499
Kroton Educacional SA		227,048	1,011,156
Localiza Rent A Car SA		26,590	330,489
Lojas Americanas SA		31,498	126,676
Lojas Renner SA		105,100	883,613
M. Dias Branco SA		5,200	188,441
Multiplan Empreendimentos Imobiliarios SA		12,400	241,583
Natura Cosmeticos SA		28,800	295,781
Odontoprev SA		41,000	164,384
Petroleo Brasileiro SA - Petrobras (ON) (a)		473,800	2,047,230
Porto Seguro SA		17,500	151,662
Qualicorp SA		36,800	244,017
Rumo Logistica Operadora Multimodal SA (a)		133,000	251,036
Sul America SA unit		27,328	145,304
Terna Participacoes SA unit		14,700	117,422
TIM Participacoes SA		141,200	361,884
Totvs SA		19,200	194,819
Tractebel Energia SA		28,000	364,508
Ultrapar Participacoes SA		58,900	1,344,978
Vale SA		210,300	1,199,898
Weg SA		92,240	434,402

TOTAL BRAZIL			30,548,161

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)		376,000	56,952
Cayman Islands - 10.1%
3SBio, Inc. (a)		155,000	155,432
58.com, Inc. ADR (a)(b)		12,577	654,130
AAC Technology Holdings, Inc.		121,000	1,129,150
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		162,277	13,384,607
Anta Sports Products Ltd.		164,000	365,271
Baidu.com, Inc. sponsored ADR (a)		44,446	7,093,582
Belle International Holdings Ltd.		1,032,000	682,378
Casetek Holdings		21,000	84,808
Chailease Holding Co. Ltd.		173,000	307,734
China Conch Venture Holdings Ltd.		223,500	427,503
China Huishan Dairy Holdings Co. Ltd.		672,000	264,178
China Medical System Holdings Ltd.		209,000	307,099
China Mengniu Dairy Co. Ltd.		444,000	741,679
China Resources Land Ltd.		456,744	1,135,031
China State Construction International Holdings Ltd.		296,000	396,020
Country Garden Holdings Co. Ltd.		923,737	376,239
Ctrip.com International Ltd. ADR (a)(b)		55,446	2,421,327
ENN Energy Holdings Ltd.		124,000	590,560
Evergrande Real Estate Group Ltd.		666,000	419,770
GCL-Poly Energy Holdings Ltd.		2,156,000	294,566
Geely Automobile Holdings Ltd.		855,000	562,036
Haitian International Holdings Ltd.		98,000	164,209
Hengan International Group Co. Ltd.		120,000	1,008,455
JD.com, Inc. sponsored ADR (a)(b)		112,777	2,441,622
Kingsoft Corp. Ltd.		121,000	205,867
Longfor Properties Co. Ltd.		247,000	337,466
NetEase, Inc. sponsored ADR		12,935	2,642,232
New Oriental Education & Technology Group, Inc. sponsored ADR		21,794	960,244
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)		23,400	8,656
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)		5,490	165,084
Semiconductor Manufacturing International Corp. (a)		4,492,000	364,169
Shenzhou International Group Holdings Ltd.		93,000	490,269
Shimao Property Holdings Ltd.		205,000	267,400
Shui On Land Ltd.		557,500	150,182
Sino Biopharmaceutical Ltd.		733,000	489,397
SOHO China Ltd.		321,000	148,121
SouFun Holdings Ltd. ADR (a)		47,261	241,976
Sunac China Holdings Ltd.		288,000	180,780
TAL Education Group ADR (a)(b)		6,964	419,302
Tencent Holdings Ltd.		923,800	22,312,659
Tingyi (Cayman Islands) Holding Corp.		324,000	280,218
Vipshop Holdings Ltd. ADR (a)(b)		66,024	939,522
Want Want China Holdings Ltd. (b)		930,000	569,383
YY, Inc. ADR (a)		4,494	176,120
Zhen Ding Technology Holding Ltd.		62,000	127,628

TOTAL CAYMAN ISLANDS			66,884,061

Chile - 1.1%
AES Gener SA		388,822	187,150
Aguas Andinas SA		427,391	257,910
Banco de Chile		4,022,262	446,618
Banco de Credito e Inversiones		5,626	253,864
Banco Santander Chile		10,848,700	556,645
Cencosud SA		211,203	601,654
Colbun SA		1,357,177	333,546
Compania Cervecerias Unidas SA		25,192	287,496
Compania de Petroleos de Chile SA (COPEC)		74,936	679,936
CorpBanca SA		23,717,557	206,507
Empresa Nacional de Electricidad SA		514,085	469,599
Empresa Nacional de Electricidad SA sponsored ADR		203	5,542
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)		30,648	301,958
Empresas CMPC SA		206,848	434,013
Endesa Americas SA		555,853	261,034
Endesa Americas SA sponsored ADR		203	2,844
Enersis Chile SA		3,245,142	376,836
Enersis SA		3,250,691	570,987
LATAM Airlines Group SA (a)		49,576	432,337
LATAM Airlines Group SA sponsored ADR (a)(b)		212	1,855
S.A.C.I. Falabella		98,825	727,620
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		168	4,163

TOTAL CHILE			7,400,114

China - 9.7%
Agricultural Bank of China Ltd. (H Shares)		4,001,000	1,469,742
Air China Ltd. (H Shares)		316,000	241,529
Aluminum Corp. of China Ltd. (H Shares) (a)		608,000	195,917
Anhui Conch Cement Co. Ltd. (H Shares)		202,000	531,479
AviChina Industry & Technology Co. Ltd. (H Shares)		367,000	268,684
Bank Communications Co. Ltd. (H Shares)		1,418,000	955,885
Bank of China Ltd. (H Shares)		12,990,000	5,341,063
Beijing Capital International Airport Co. Ltd. (H Shares)		258,000	297,626
BYD Co. Ltd. (H Shares) (a)		105,000	665,859
CGN Power Co. Ltd.		1,763,000	520,374
China Cinda Asset Management Co. Ltd. (H Shares)		1,487,000	482,991
China CITIC Bank Corp. Ltd. (H Shares)		1,466,000	925,887
China Coal Energy Co. Ltd. (H Shares) (b)		317,000	167,113
China Communications Construction Co. Ltd. (H Shares)		739,000	807,734
China Communications Services Corp. Ltd. (H Shares)		402,000	218,140
China Construction Bank Corp. (H Shares)		13,774,000	9,231,903
China Cosco Holdings Co. Ltd. (H Shares) (a)		398,000	139,021
China Everbright Bank Co. Ltd. (H Shares)		477,000	207,193
China Galaxy Securities Co. Ltd. (H Shares)		490,000	423,786
China Life Insurance Co. Ltd. (H Shares)		1,220,000	2,767,310
China Longyuan Power Grid Corp. Ltd. (H Shares)		516,000	413,683
China Merchants Bank Co. Ltd. (H Shares)		637,846	1,364,746
China Minsheng Banking Corp. Ltd. (H Shares)		956,200	997,069
China National Building Materials Co. Ltd. (H Shares)		444,000	203,733
China Oilfield Services Ltd. (H Shares)		308,000	240,178
China Pacific Insurance (Group) Co. Ltd. (H Shares)		431,600	1,524,263
China Petroleum & Chemical Corp. (H Shares)		4,183,000	2,999,932
China Railway Construction Corp. Ltd. (H Shares)		322,500	386,581
China Railway Group Ltd. (H Shares)		645,000	485,512
China Shenhua Energy Co. Ltd. (H Shares)		560,500	1,070,660
China Shipping Container Lines Co. Ltd. (H Shares) (a)		579,000	120,899
China Southern Airlines Ltd. (H Shares)		280,000	184,780
China Telecom Corp. Ltd. (H Shares)		2,280,000	1,122,603
China Vanke Co. Ltd. (H Shares)		213,800	483,354
Chongqing Changan Automobile Co. Ltd. (B Shares)		132,200	219,300
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		388,000	203,542
CITIC Securities Co. Ltd. (H Shares)		349,500	743,291
CRRC Corp. Ltd. (H Shares)		667,600	611,806
Dalian Wanda Commercial Properties Co., Ltd.		96,200	609,434
Dongfeng Motor Group Co. Ltd. (H Shares)		446,000	550,142
GF Securities Co. Ltd.		225,000	491,854
Great Wall Motor Co. Ltd. (H Shares)		514,500	533,838
Guangzhou Automobile Group Co. Ltd. (H Shares)		340,000	436,482
Guangzhou R&F Properties Co. Ltd. (H Shares)		160,400	242,717
Haitong Securities Co. Ltd. (H Shares)		508,000	825,015
Huadian Power International Corp. Ltd. (H Shares)		252,000	119,205
Huaneng Power International, Inc. (H Shares)		668,000	411,522
Huaneng Renewables Corp. Ltd. (H Shares)		668,000	213,529
Huatai Securities Co. Ltd.		240,600	489,982
Industrial & Commercial Bank of China Ltd. (H Shares)		12,065,000	6,882,970
Jiangsu Expressway Co. Ltd. (H Shares)		210,000	296,659
Jiangxi Copper Co. Ltd. (H Shares)		208,000	238,338
New China Life Insurance Co. Ltd. (H Shares)		125,700	444,739
People's Insurance Co. of China Group (H Shares)		1,133,000	435,185
PetroChina Co. Ltd. (H Shares)		3,456,000	2,369,039
PICC Property & Casualty Co. Ltd. (H Shares)		747,227	1,157,670
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		852,500	3,977,689
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		292,000	162,967
Shanghai Electric Group Co. Ltd. (H Shares)		436,000	180,955
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H		62,000	151,995
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		141,525	208,608
Shanghai Pharma Holding Co. Ltd. (H Shares)		119,700	283,883
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		191,500	166,857
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		581,000	283,071
Sinopharm Group Co. Ltd. (H Shares)		192,800	933,136
Sinotrans Ltd. (H Shares)		314,000	143,677
TravelSky Technology Ltd. (H Shares)		155,000	296,878
Tsingtao Brewery Co. Ltd. (H Shares)		56,000	197,412
Weichai Power Co. Ltd. (H Shares)		149,600	179,326
Yanzhou Coal Mining Co. Ltd. (H Shares)		308,000	189,364
Zhejiang Expressway Co. Ltd. (H Shares)		222,000	229,199
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		90,500	499,252
Zijin Mining Group Co. Ltd. (H Shares)		950,000	345,303
ZTE Corp. (H Shares)		116,480	156,740

TOTAL CHINA			64,569,800

Colombia - 0.3%
Bancolombia SA sponsored ADR		76	2,596
Cementos Argos SA		76,167	285,316
Corporacion Financiera Colombiana SA		13,154	164,446
Ecopetrol SA (a)		807,556	341,962
Grupo de Inversiones Suramerica SA		39,677	495,252
Interconexion Electrica SA ESP		59,816	177,110
Inversiones Argos SA		47,674	287,286

TOTAL COLOMBIA			1,753,968

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S		26,741	505,068
Komercni Banka A/S		12,458	490,078
Telefonica Czech Rep A/S		9,573	93,374

TOTAL CZECH REPUBLIC			1,088,520

Egypt - 0.2%
Commercial International Bank SAE		163,957	896,414
Commercial International Bank SAE sponsored GDR		2,831	10,729
Global Telecom Holding (a)		404,675	192,313
Talaat Moustafa Group Holding		143,273	89,223

TOTAL EGYPT			1,188,679

Greece - 0.3%
Alpha Bank AE (a)		225,475	446,183
EFG Eurobank Ergasias SA (a)		307,717	178,096
Ff Group		5,165	127,038
Greek Organization of Football Prognostics SA		38,276	305,967
Hellenic Telecommunications Organization SA		39,220	381,477
Jumbo SA		17,281	204,214
National Bank of Greece SA (a)		914,129	210,347
Piraeus Bank SA (a)		1,087,316	182,343
Titan Cement Co. SA (Reg.)		7,134	163,026

TOTAL GREECE			2,198,691

Hong Kong - 4.2%
Beijing Enterprises Holdings Ltd.		85,000	478,771
China Everbright International Ltd.		402,000	434,208
China Everbright Ltd.		148,000	282,326
China Jinmao Holdings Group Ltd.		576,000	160,363
China Merchants Holdings International Co. Ltd.		220,781	647,397
China Mobile Ltd.		1,006,000	12,457,826
China Overseas Land and Investment Ltd.		642,000	2,110,100
China Power International Development Ltd.		511,000	208,131
China Resources Beer Holdings Co. Ltd.(a)		267,159	517,211
China Resources Beer Holdings Co. Ltd. rights 8/9/16		63,719	25,624
China Resources Power Holdings Co. Ltd.		319,691	509,304
China Taiping Insurance Group Ltd. (a)		265,177	519,526
China Unicom Ltd.		986,000	1,050,395
CITIC Pacific Ltd.		725,000	1,095,200
CNOOC Ltd.		2,909,000	3,506,024
CNOOC Ltd. sponsored ADR		200	24,078
CSPC Pharmaceutical Group Ltd.		682,000	589,841
Far East Horizon Ltd.		336,000	264,178
Fosun International Ltd.		429,500	561,344
Guangdong Investment Ltd.		464,000	711,693
Lenovo Group Ltd.		1,170,000	758,219
Shanghai Industrial Holdings Ltd.		83,000	194,063
Sino-Ocean Group Holding Ltd.		463,479	195,944
Sun Art Retail Group Ltd.		396,500	275,461

TOTAL HONG KONG			27,577,227

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		6,039	378,640
OTP Bank PLC		38,693	942,316
Richter Gedeon PLC		23,319	492,808

TOTAL HUNGARY			1,813,764

India - 8.2%
ACC Ltd.		6,952	176,128
Adani Ports & Special Economic Zone		134,998	470,685
Ambuja Cements Ltd.		114,607	466,389
Apollo Hospitals Enterprise Ltd.		12,796	261,449
Ashok Leyland Ltd.		197,963	282,889
Asian Paints India Ltd.		47,436	792,901
Aurobindo Pharma Ltd.		43,230	513,306
Axis Bank Ltd.		91,822	752,360
Bajaj Auto Ltd.		13,832	560,460
Bajaj Finance Ltd.		2,720	423,278
Bharat Forge Ltd.		17,604	200,972
Bharat Heavy Electricals Ltd. (a)		98,786	216,231
Bharat Petroleum Corp. Ltd.		28,794	256,016
Bharti Airtel Ltd.		163,353	887,285
Bharti Infratel Ltd.		93,196	552,842
Bosch Ltd. (a)		1,236	463,146
Cadila Healthcare Ltd.		31,590	173,886
Cairn India Ltd.		74,674	214,034
Cipla Ltd.		54,938	434,691
Coal India Ltd.		112,710	554,630
Container Corp. of India Ltd.		5,114	115,077
Dabur India Ltd.		87,757	399,715
Divi's Laboratories Ltd.		13,422	241,336
Dr. Reddy's Laboratories Ltd. (a)		19,138	846,815
Eicher Motors Ltd.		2,002	674,617
GAIL India Ltd.		53,640	307,210
GlaxoSmithKline Consumer Healthcare Ltd. (a)		1,557	147,883
Glenmark Pharmaceuticals Ltd. (a)		23,190	299,534
Godrej Consumer Products Ltd.		19,605	467,896
Havells India Ltd.		42,164	246,481
HCL Technologies Ltd.		92,539	1,045,342
Hero Motocorp Ltd. (a)		8,426	404,917
Hindalco Industries Ltd. (a)		184,142	368,947
Hindustan Unilever Ltd.		106,273	1,470,890
Housing Development Finance Corp. Ltd.		245,544	5,063,390
ICICI Bank Ltd.		180,372	703,336
Idea Cellular Ltd. (a)		206,894	324,984
Indiabulls Housing Finance Ltd.		48,681	558,311
Infosys Ltd.		300,825	4,843,121
ITC Ltd.		552,871	2,093,951
JSW Steel Ltd. (a)		13,837	347,757
Larsen & Toubro Ltd.		52,172	1,220,138
LIC Housing Finance Ltd.		49,355	385,036
Lupin Ltd.		35,962	938,692
Mahindra & Mahindra Financial Services Ltd. (a)		46,277	229,632
Mahindra & Mahindra Ltd.		61,127	1,345,106
Marico Ltd.		74,038	315,735
Maruti Suzuki India Ltd.		16,313	1,164,365
Motherson Sumi Systems Ltd.		52,561	261,326
Nestle India Ltd.		3,852	415,416
NTPC Ltd.		272,664	647,759
Oil & Natural Gas Corp. Ltd.		139,620	461,036
Piramal Enterprises Ltd.		12,955	312,345
Power Finance Corp. Ltd.		48,880	159,902
Reliance Industries Ltd.		212,272	3,232,088
Shree Cement Ltd.		1,401	338,616
Shriram Transport Finance Co. Ltd.		24,339	467,464
Siemens India Ltd. (a)		12,614	249,517
State Bank of India		254,767	876,807
Sun Pharmaceutical Industries Ltd.		158,123	1,968,857
Tata Consultancy Services Ltd.		77,386	3,040,989
Tata Motors Ltd. (a)		254,576	1,931,101
Tata Motors Ltd. Class A (a)		70,312	341,196
Tata Power Co. Ltd.		171,090	184,810
Tata Steel Ltd.		49,681	264,635
Tech Mahindra Ltd.		38,455	281,511
Titan Co. Ltd.		47,941	303,088
Ultratech Cemco Ltd. (a)		5,850	326,329
United Spirits Ltd. (a)		10,734	395,236
UPL Ltd.		58,067	544,343
Vedanta Ltd. (a)		170,857	422,048
Wipro Ltd.		101,196	828,762
Yes Bank Ltd. (a)		17,525	319,962
Zee Entertainment Enterprises Ltd.		95,292	710,955

TOTAL INDIA			54,509,890

Indonesia - 2.6%
PT Adaro Energy Tbk		2,401,100	190,644
PT AKR Corporindo Tbk		274,200	141,302
PT Astra International Tbk		3,324,400	1,960,605
PT Bank Central Asia Tbk		2,020,500	2,228,975
PT Bank Danamon Indonesia Tbk Series A		517,600	138,306
PT Bank Mandiri (Persero) Tbk		1,535,300	1,191,841
PT Bank Negara Indonesia (Persero) Tbk		1,220,200	498,383
PT Bank Rakyat Indonesia Tbk		1,804,600	1,587,817
PT Bumi Serpong Damai Tbk		1,187,800	189,526
PT Charoen Pokphand Indonesia Tbk		1,215,900	348,103
PT Global Mediacom Tbk		1,095,300	86,129
PT Gudang Garam Tbk		79,600	410,352
PT Hanjaya Mandala Sampoerna Tbk		1,499,000	415,419
PT Indocement Tunggal Prakarsa Tbk		245,600	320,160
PT Indofood CBP Sukses Makmur Tbk		390,800	256,585
PT Indofood Sukses Makmur Tbk		717,700	456,148
PT Jasa Marga Tbk		314,700	127,937
PT Kalbe Farma Tbk		3,477,500	444,693
PT Lippo Karawaci Tbk		3,096,500	268,315
PT Matahari Department Store Tbk		383,600	583,519
PT Media Nusantara Citra Tbk		770,900	126,536
PT Perusahaan Gas Negara Tbk Series B		1,791,900	450,078
PT Semen Gresik (Persero) Tbk		494,400	353,857
PT Summarecon Agung Tbk		1,699,100	219,871
PT Surya Citra Media Tbk		982,600	237,051
PT Telkomunikasi Indonesia Tbk Series B		8,261,800	2,689,308
PT Tower Bersama Infrastructure Tbk		370,000	161,011
PT Unilever Indonesia Tbk		251,300	864,302
PT United Tractors Tbk		278,500	334,876
PT XL Axiata Tbk (a)		576,575	163,308
Waskita Karya Persero Tbk PT		732,900	154,990

TOTAL INDONESIA			17,599,947

Isle of Man - 0.1%
New Europe Property Investments PLC		38,629	461,976
Korea (South) - 13.7%
AMOREPACIFIC Corp.		5,224	1,821,452
AMOREPACIFIC Group, Inc.		4,592	596,283
BGFretail Co. Ltd.		1,636	293,298
BS Financial Group, Inc.		42,815	338,965
Celltrion, Inc.		12,250	1,145,961
Cheil Industries, Inc.		12,349	1,503,675
Cheil Worldwide, Inc.		10,650	172,268
CJ CheilJedang Corp.		1,282	453,331
CJ Corp.		2,365	426,117
CJ E&M Corp.		2,928	187,078
Coway Co. Ltd.		8,915	686,570
Daelim Industrial Co.		4,549	343,382
Daewoo Engineering & Construction Co. Ltd. (a)		19,238	107,531
DGB Financial Group Co. Ltd.		26,083	211,186
Dong Suh Companies, Inc.		5,384	157,727
Dongbu Insurance Co. Ltd.		8,201	467,976
Doosan Heavy Industries & Construction Co. Ltd.		7,371	173,544
E-Mart Co. Ltd.		3,156	463,701
GS Engineering & Construction Corp. (a)		7,668	197,764
GS Holdings Corp.		8,309	359,151
GS Retail Co. Ltd.		4,521	204,761
Hana Financial Group, Inc.		48,794	1,208,011
Hankook Tire Co. Ltd.		12,156	592,070
Hanmi Pharm Co. Ltd.		838	460,117
Hanmi Science Co. Ltd.		1,962	253,889
Hanon Systems		30,983	318,795
Hanssem Co. Ltd.		1,767	273,116
Hanwha Chemical Corp.		17,090	392,388
Hanwha Corp.		7,624	243,902
Hanwha Life Insurance Co. Ltd.		33,501	173,707
Hotel Shilla Co.		5,521	295,697
Hyosung Corp.		3,407	425,569
Hyundai Department Store Co. Ltd.		2,526	281,474
Hyundai Engineering & Construction Co. Ltd.		11,749	388,536
Hyundai Fire & Marine Insurance Co. Ltd.		10,458	284,757
Hyundai Glovis Co. Ltd.		3,018	455,629
Hyundai Heavy Industries Co. Ltd. (a)		6,878	775,691
Hyundai Industrial Development & Construction Co.		9,361	372,657
Hyundai Mobis		11,166	2,558,708
Hyundai Motor Co.		23,487	2,786,021
Hyundai Steel Co.		13,277	603,717
Hyundai Wia Corp.		2,736	211,199
Industrial Bank of Korea		42,170	449,060
Kakao Corp.		4,919	401,813
Kangwon Land, Inc.		19,339	712,526
KB Financial Group, Inc.		63,488	2,029,239
KCC Corp.		955	338,558
KEPCO Plant Service & Engineering Co. Ltd.		3,789	233,578
Kia Motors Corp.		43,317	1,640,736
Korea Aerospace Industries Ltd.		9,639	698,152
Korea Electric Power Corp.		42,094	2,319,818
Korea Express Co. Ltd. (a)		1,172	211,166
Korea Gas Corp.		4,273	162,426
Korea Investment Holdings Co. Ltd.		6,564	276,646
Korea Zinc Co. Ltd.		1,404	642,196
Korean Air Lines Co. Ltd. (a)		5,619	143,909
KT Corp.		177	5,049
KT&G Corp.		19,152	2,082,487
Kumho Petro Chemical Co. Ltd.		2,820	153,823
LG Chemical Ltd.		7,319	1,601,525
LG Corp.		15,816	902,513
LG Display Co. Ltd.		38,211	1,066,411
LG Electronics, Inc.		17,573	844,856
LG Household & Health Care Ltd.		1,550	1,404,026
LG Innotek Co. Ltd.		2,191	176,020
LG Telecom Ltd.		34,953	343,939
Lotte Chemical Corp.		2,533	690,839
Lotte Chilsung Beverage Co. Ltd.		95	140,861
Lotte Confectionery Co. Ltd.		877	149,345
Lotte Shopping Co. Ltd.		1,826	316,695
Mirae Asset Daewoo Co. Ltd.		30,702	250,516
Mirae Asset Securities Co. Ltd.		12,413	296,158
NAVER Corp.		4,594	2,931,111
NCSOFT Corp.		2,822	636,522
Oci Co. Ltd. (a)		2,783	232,584
Orion Corp.		594	491,619
Ottogi Corp.		186	130,541
Paradise Co. Ltd.		7,016	101,192
POSCO		11,443	2,333,972
Posco Daewoo Corp.		7,028	134,838
S-Oil Corp.		7,439	511,398
S1 Corp.		3,181	290,143
Samsung Card Co. Ltd.		5,795	224,707
Samsung Electro-Mechanics Co. Ltd.		9,059	449,368
Samsung Electronics Co. Ltd.		16,667	23,050,421
Samsung Fire & Marine Insurance Co. Ltd.		5,396	1,292,266
Samsung Heavy Industries Co. Ltd. (a)		25,576	228,456
Samsung Life Insurance Co. Ltd.		11,370	994,160
Samsung SDI Co. Ltd.		9,061	859,036
Samsung SDS Co. Ltd.		5,726	807,856
Samsung Securities Co. Ltd.		9,416	319,846
Shinhan Financial Group Co. Ltd.		70,105	2,521,757
Shinsegae Co. Ltd.		1,264	206,729
SK C&C Co. Ltd.		7,436	1,393,248
SK Energy Co. Ltd.		10,540	1,382,854
SK Hynix, Inc.		95,489	2,951,853
SK Networks Co. Ltd.		19,146	106,845
SK Telecom Co. Ltd.		3,310	684,679
Woori Bank		51,145	464,202
Woori Investment & Securities Co. Ltd.		21,709	202,888
Yuhan Corp.		1,269	348,952

TOTAL KOREA (SOUTH)			90,636,300

Malaysia - 2.7%
AirAsia Bhd		193,200	139,068
Alliance Financial Group Bhd		155,300	151,847
AMMB Holdings Bhd		304,300	321,457
Astro Malaysia Holdings Bhd		240,900	172,811
Axiata Group Bhd		425,548	594,858
Berjaya Sports Toto Bhd		104,228	83,987
British American Tobacco (Malaysia) Bhd		23,500	284,967
Bumiputra-Commerce Holdings Bhd		484,916	522,978
Dialog Group Bhd		482,100	180,025
DiGi.com Bhd		567,000	690,903
Felda Global Ventures Holdings Bhd		203,800	92,625
Gamuda Bhd		283,000	335,109
Gamuda Bhd warrants 3/6/21		62,050	17,835
Genting Bhd		366,300	739,709
Genting Malaysia Bhd		496,400	523,168
Genting Plantations Bhd		37,300	96,583
Hap Seng Consolidated Bhd		86,800	165,262
Hartalega Holdings Bhd		101,300	107,011
Hong Leong Bank Bhd		100,300	323,286
Hong Leong Credit Bhd		35,400	132,364
IHH Healthcare Bhd		477,400	767,030
IJM Corp. Bhd		480,800	400,421
IOI Corp. Bhd		358,300	372,340
IOI Properties Group Sdn Bhd		238,900	138,510
Kuala Lumpur Kepong Bhd		71,000	403,272
Lafarge Malaysia Bhd		52,400	102,341
Malayan Banking Bhd		562,671	1,108,616
Malaysia Airports Holdings Bhd		115,206	168,401
Maxis Bhd		307,400	454,624
MISC Bhd		183,600	338,739
Petronas Chemicals Group Bhd		390,900	629,012
Petronas Dagangan Bhd		30,700	175,429
Petronas Gas Bhd		114,700	624,996
PPB Group Bhd		80,900	317,995
Public Bank Bhd		444,200	2,127,970
RHB Capital Bhd		228,421	285,631
SapuraKencana Petroleum Bhd		508,500	178,640
Sime Darby Bhd		411,518	750,145
Telekom Malaysia Bhd		187,980	315,417
Tenaga Nasional Bhd		553,800	1,956,429
UMW Holdings Bhd		72,100	100,963
Westports Holdings Bhd		157,800	174,450
YTL Corp. Bhd		731,886	300,270
YTL Power International Bhd		312,470	109,773

TOTAL MALAYSIA			17,977,267

Malta - 0.1%
Brait SA		55,127	495,463
Mexico - 3.8%
Alfa SA de CV Series A		460,000	752,928
America Movil S.A.B. de CV Series L		5,154,500	2,963,494
CEMEX S.A.B. de CV unit		2,302,394	1,754,731
Coca-Cola FEMSA S.A.B. de CV Series L		82,200	646,158
Compartamos S.A.B. de CV		164,000	304,734
El Puerto de Liverpool S.A.B. de CV Class C		31,540	305,694
Embotelladoras Arca S.A.B. de CV		67,500	434,196
Fibra Uno Administracion SA de CV		415,300	846,991
Fomento Economico Mexicano S.A.B. de CV unit		301,700	2,699,209
Gruma S.A.B. de CV Series B		35,875	515,969
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		57,600	566,692
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		33,425	513,675
Grupo Bimbo S.A.B. de CV Series A		268,600	800,643
Grupo Carso SA de CV Series A1		93,100	380,196
Grupo Comercial Chedraui S.A.B. de CV		52,100	118,204
Grupo Financiero Banorte S.A.B. de CV Series O		409,700	2,243,845
Grupo Financiero Inbursa S.A.B. de CV Series O		377,900	607,260
Grupo Financiero Santander Mexico S.A.B. de CV		294,300	536,175
Grupo Lala S.A.B. de CV		106,200	230,695
Grupo Mexico SA de CV Series B		626,307	1,511,488
Grupo Televisa SA de CV		402,700	2,137,639
Industrias Penoles SA de CV		22,675	583,431
Kimberly-Clark de Mexico SA de CV Series A		246,600	557,776
Mexichem S.A.B. de CV		172,527	375,971
OHL Mexico S.A.B. de CV (a)		120,300	163,223
Promotora y Operadora de Infraestructura S.A.B. de CV		42,720	498,195
Wal-Mart de Mexico SA de CV Series V		859,300	1,963,787

TOTAL MEXICO			25,012,999

Peru - 0.1%
Compania de Minas Buenaventura SA (a)		337	4,124
Compania de Minas Buenaventura SA sponsored ADR (a)		30,715	449,975

TOTAL PERU			454,099

Philippines - 1.5%
Aboitiz Equity Ventures, Inc.		319,700	529,159
Aboitiz Power Corp.		259,600	249,271
Alliance Global Group, Inc.		316,900	108,671
Ayala Corp.		40,200	742,154
Ayala Land, Inc.		1,215,700	1,018,995
Bank of the Philippine Islands (BPI)		120,082	244,623
BDO Unibank, Inc.		267,252	641,972
DMCI Holdings, Inc.		614,550	169,792
Globe Telecom, Inc.		5,410	260,369
GT Capital Holdings, Inc.		12,915	422,050
International Container Terminal Services, Inc.		78,430	106,515
JG Summit Holdings, Inc.		476,960	845,117
Jollibee Food Corp.		70,770	382,946
Megaworld Corp.		1,741,200	185,851
Metro Pacific Investments Corp.		2,196,900	349,639
Metropolitan Bank & Trust Co.		98,135	197,728
Philippine Long Distance Telephone Co.		15,765	703,926
PNOC Energy Development Corp.		1,445,700	180,080
Robinsons Land Corp.		252,700	171,595
Security Bank Corp.		36,710	170,599
SM Investments Corp.		39,460	576,932
SM Prime Holdings, Inc.		1,369,500	848,581
Universal Robina Corp.		143,010	608,153

TOTAL PHILIPPINES			9,714,718

Poland - 1.1%
Alior Bank SA (a)		20,269	262,666
Bank Handlowy w Warszawie SA		5,040	88,943
Bank Millennium SA (a)		93,585	109,990
Bank Polska Kasa Opieki SA		25,501	807,192
Bank Zachodni WBK SA		5,654	406,251
BRE Bank SA		2,281	177,825
Cyfrowy Polsat SA (a)		29,602	179,045
ENEA SA		34,738	97,700
Energa SA		31,943	79,839
Eurocash SA		11,785	158,166
Grupa Lotos SA (a)		14,262	106,904
KGHM Polska Miedz SA (Bearer)		23,028	464,177
LPP SA		210	264,872
NG2 SA		4,147	189,158
Polish Oil & Gas Co. SA		287,876	399,653
Polska Grupa Energetyczna SA		136,788	449,302
Polski Koncern Naftowy Orlen SA		53,383	855,492
Powszechna Kasa Oszczednosci Bank SA (a)		146,256	893,247
Powszechny Zaklad Ubezpieczen SA		90,104	652,040
Synthos SA		81,665	82,987
Tauron Polska Energia SA		162,239	128,229
Telekomunikacja Polska SA		101,241	140,032
Zaklady Azotowe w Tarnowie-Moscicach SA		6,887	128,112

TOTAL POLAND			7,121,822

Qatar - 0.9%
Barwa Real Estate Co. (a)		15,009	144,672
Commercial Bank of Qatar (a)		26,639	277,257
Doha Bank (a)		19,533	199,543
Ezdan Holding Group (a)		130,064	705,423
Industries Qatar QSC (a)		24,782	726,831
Masraf al Rayan (a)		60,006	593,230
Qatar Electricity & Water Co. (a)		4,684	289,160
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		45,818	308,268
Qatar Insurance Co. SAQ (a)		19,527	435,965
Qatar Islamic Bank (a)		10,129	303,193
Qatar National Bank SAQ		34,118	1,433,510
Qatar Telecom (Qtel) Q.S.C. (a)		13,314	348,074
Vodafone Qatar QSC (a)		52,174	159,039

TOTAL QATAR			5,924,165

Russia - 3.3%
Alrosa Co. Ltd. (a)		416,154	449,325
Gazprom OAO		24,000	50,043
Gazprom OAO sponsored ADR (Reg. S)		958,252	3,900,086
Lukoil PJSC (a)		812	35,326
Lukoil PJSC sponsored ADR		68,904	2,945,646
Magnit OJSC GDR (Reg. S)		46,520	1,784,972
MegaFon PJSC GDR		14,349	141,768
MMC Norilsk Nickel PJSC (a)		207	29,624
MMC Norilsk Nickel PJSC sponsored ADR		87,854	1,284,425
Mobile TeleSystems OJSC sponsored ADR		84,915	754,894
Moscow Exchange MICEX-RTS OAO (a)		210,939	362,838
NOVATEK OAO GDR (Reg. S)		14,976	1,494,605
PhosAgro OJSC GDR (Reg. S)		16,167	223,105
Rosneft Oil Co. OJSC GDR (Reg. S)		191,497	925,505
Rostelecom PJSC (a)		16,695	21,631
Rostelecom PJSC sponsored ADR		23,110	177,485
RusHydro PJSC ADR		194,501	201,309
Sberbank of Russia		58,030	122,583
Sberbank of Russia sponsored ADR		426,892	3,714,387
Severstal PAO GDR (Reg. S)		34,441	407,437
Sistema JSFC		650,000	227,091
Surgutneftegas OJSC sponsored ADR		110,223	514,741
Tatneft PAO (a)		6,000	28,863
Tatneft PAO sponsored ADR		37,903	1,070,760
VTB Bank OJSC sponsored GDR (Reg. S)		425,159	842,240

TOTAL RUSSIA			21,710,689

South Africa - 7.2%
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	235
Anglo American Platinum Ltd. (a)		8,886	281,663
AngloGold Ashanti Ltd. (a)		66,482	1,451,771
Aspen Pharmacare Holdings Ltd.		56,249	1,519,559
Barclays Africa Group Ltd.		68,993	762,881
Bidcorp Ltd. (a)		52,294	975,791
Bidvest Group Ltd.		52,524	603,518
Capitec Bank Holdings Ltd.		6,650	294,864
Coronation Fund Managers Ltd.		35,080	186,428
Discovery Ltd.		57,896	521,309
Exxaro Resources Ltd.		22,101	132,148
FirstRand Ltd.		551,376	1,930,039
Fortress Income Fund Ltd.:
Class A		146,844	177,614
Class B		129,353	340,127
Foschini Ltd.		34,799	373,529
Gold Fields Ltd.		127,527	787,439
Growthpoint Properties Ltd.		334,397	634,767
Hyprop Investments Ltd.		40,280	391,505
Impala Platinum Holdings Ltd. (a)		101,940	447,967
Imperial Holdings Ltd.		25,266	301,672
Investec Ltd.		42,346	255,182
Liberty Holdings Ltd.		17,663	155,873
Life Healthcare Group Holdings Ltd.		162,249	441,235
Massmart Holdings Ltd.		16,751	174,989
MMI Holdings Ltd.		171,282	285,773
Mondi Ltd.		19,414	393,238
Mr Price Group Ltd.		38,890	641,291
MTN Group Ltd.		272,094	2,750,328
Naspers Ltd. Class N		71,687	11,249,362
Nedbank Group Ltd.		32,330	463,479
Netcare Ltd.		157,422	364,601
Pick 'n Pay Stores Ltd.		40,534	228,523
Pioneer Foods Ltd.		21,192	273,273
PSG Group Ltd.		15,376	219,576
Rand Merchant Insurance Holdings Ltd.		110,928	354,011
Redefine Properties Ltd.		719,672	621,620
Remgro Ltd.		78,885	1,478,676
Resilient Property Income Fund Ltd.		47,952	466,350
RMB Holdings Ltd.		114,582	513,426
Sanlam Ltd.		231,283	1,089,665
Sappi Ltd. (a)		88,680	451,154
Sasol Ltd.		90,737	2,414,403
Shoprite Holdings Ltd.		70,177	1,027,788
Sibanye Gold Ltd.		119,321	556,140
Spar Group Ltd.		30,551	455,759
Standard Bank Group Ltd.		212,037	2,116,360
Steinhoff International Holdings NV (South Africa)		475,764	3,008,217
Telkom SA Ltd.		43,587	202,278
Tiger Brands Ltd.		26,814	753,081
Truworths International Ltd.		72,430	465,796
Tsogo Sun Holdings Ltd.		56,657	118,365
Vodacom Group Ltd.		60,628	702,881
Woolworths Holdings Ltd.		163,009	1,050,186

TOTAL SOUTH AFRICA			47,857,705

Taiwan - 11.7%
Acer, Inc.		494,994	236,460
Advanced Semiconductor Engineering, Inc.		1,039,940	1,231,652
Advantech Co. Ltd.		52,784	411,403
Asia Cement Corp.		394,153	361,711
Asia Pacific Telecom Co. Ltd. (a)		325,000	112,865
ASUSTeK Computer, Inc.		117,000	1,020,381
AU Optronics Corp.		1,406,000	576,444
Catcher Technology Co. Ltd.		108,000	753,512
Cathay Financial Holding Co. Ltd.		1,349,641	1,520,621
Chang Hwa Commercial Bank		754,303	406,559
Cheng Shin Rubber Industry Co. Ltd.		316,937	663,377
Chicony Electronics Co. Ltd.		82,326	204,140
China Airlines Ltd.		405,043	119,658
China Development Finance Holding Corp.		2,196,800	535,754
China Life Insurance Co. Ltd.		563,680	466,796
China Steel Corp.		1,918,204	1,329,281
Chinatrust Financial Holding Co. Ltd.		2,676,913	1,480,677
Chunghwa Telecom Co. Ltd.		623,000	2,233,578
Compal Electronics, Inc.		676,000	425,966
Delta Electronics, Inc.		320,381	1,691,568
E.SUN Financial Holdings Co. Ltd.		1,285,484	719,118
ECLAT Textile Co. Ltd.		30,758	345,579
EVA Airways Corp. (a)		297,575	142,152
Evergreen Marine Corp. (Taiwan)		271,420	105,347
Far Eastern Textile Ltd.		514,705	402,783
Far EasTone Telecommunications Co. Ltd.		261,000	601,254
Feng Tay Enterprise Co. Ltd.		55,520	251,261
First Financial Holding Co. Ltd.		1,487,201	827,287
Formosa Chemicals & Fibre Corp.		532,760	1,391,381
Formosa Petrochemical Corp.		187,000	533,631
Formosa Plastics Corp.		673,520	1,646,810
Formosa Taffeta Co. Ltd.		117,000	111,231
Foxconn Technology Co. Ltd.		149,988	364,376
Fubon Financial Holding Co. Ltd.		1,101,334	1,372,384
Giant Manufacturing Co. Ltd.		45,000	304,064
Hermes Microvision, Inc.		8,000	340,677
Highwealth Construction Corp.		126,000	192,649
HIWIN Technologies Corp.		31,000	152,472
Hon Hai Precision Industry Co. Ltd. (Foxconn)		2,307,443	6,374,312
Hotai Motor Co. Ltd.		41,000	412,332
HTC Corp.		109,000	325,777
Hua Nan Financial Holdings Co. Ltd.		1,110,375	607,201
Innolux Corp.		1,458,347	540,824
Inotera Memories, Inc. (a)		428,000	349,728
Inventec Corp.		413,865	321,920
Largan Precision Co. Ltd.		16,000	1,719,727
Lite-On Technology Corp.		343,565	516,120
MediaTek, Inc.		245,292	1,877,136
Mega Financial Holding Co. Ltd.		1,795,413	1,410,645
Merida Industry Co. Ltd.		32,000	148,339
Nan Ya Plastics Corp.		773,860	1,468,970
Nanya Technology Corp.		106,000	125,592
Nien Made Enterprise Co. Ltd.		23,000	240,705
Novatek Microelectronics Corp.		95,000	334,391
OBI Pharma, Inc. (a)		18,000	278,890
Pegatron Corp.		319,000	784,993
Phison Electronics Corp.		23,000	190,829
Pou Chen Corp.		362,000	494,893
Powertech Technology, Inc.		113,000	288,369
President Chain Store Corp.		94,000	765,140
Quanta Computer, Inc.		442,000	901,531
Realtek Semiconductor Corp.		75,401	273,699
Ruentex Development Co. Ltd.		129,000	154,870
Ruentex Industries Ltd.		87,000	139,445
Shin Kong Financial Holding Co. Ltd.		1,345,533	274,020
Siliconware Precision Industries Co. Ltd.		358,000	540,639
Simplo Technology Co. Ltd.		43,000	152,032
Sinopac Holdings Co.		1,551,623	502,270
Standard Foods Corp.		55,000	137,072
Synnex Technology International Corp.		230,000	272,510
TaiMed Biologics, Inc.		25,000	170,496
Taishin Financial Holdings Co. Ltd.		1,295,060	520,971
Taiwan Business Bank		569,703	150,577
Taiwan Cement Corp.		542,000	577,447
Taiwan Cooperative Financial Holding Co. Ltd.		1,212,140	569,518
Taiwan Fertilizer Co. Ltd.		113,000	158,035
Taiwan Mobile Co. Ltd.		277,900	960,715
Taiwan Semiconductor Manufacturing Co. Ltd.		4,032,000	21,850,791
TECO Electric & Machinery Co. Ltd.		330,000	292,985
Transcend Information, Inc.		30,000	90,229
Unified-President Enterprises Corp.		785,983	1,610,550
United Microelectronics Corp.		1,981,000	740,147
Vanguard International Semiconductor Corp.		150,000	272,479
Wistron Corp.		404,017	321,878
WPG Holding Co. Ltd.		253,000	322,820
Yuanta Financial Holding Co. Ltd.		1,548,952	545,217
Yulon Motor Co. Ltd.		168,000	149,684

TOTAL TAIWAN			77,816,319

Thailand - 2.2%
Advanced Info Service PCL		4,400	22,486
Advanced Info Service PCL (For. Reg.)		166,900	852,949
Airports of Thailand PCL		1,900	21,548
Airports of Thailand PCL (For. Reg.)		68,900	781,381
Bangkok Bank PCL (For. Reg.)		38,300	188,036
Bangkok Dusit Medical Services PCL (For. Reg.)		647,900	418,540
Bangkok Expressway and Metro PCL		1,061,200	255,931
Banpu PCL:
warrants 6/5/17 (a)		79,950	22,840
(For. Reg.)		239,050	107,754
BEC World PCL (For. Reg.)		151,200	107,225
BTS Group Holdings PCL		901,900	243,407
BTS Group Holdings PCL		96,400	26,017
Bumrungrad Hospital PCL (For. Reg.)		60,000	316,968
C.P. ALL PCL		16,900	25,110
C.P. ALL PCL (For. Reg.)		797,000	1,184,173
Central Pattana PCL (For. Reg.)		230,400	380,362
Charoen Pokphand Foods PCL (For. Reg.)		447,400	359,667
Delta Electronics PCL (For. Reg.)		77,000	157,515
Electricity Generating PCL (For. Reg.)		20,300	115,983
Energy Absolute PCL		172,600	130,082
Glow Energy PCL (For. Reg.)		79,000	194,495
Home Product Center PCL (For. Reg.)		608,706	176,513
Indorama Ventures PCL		19,500	18,615
Indorama Ventures PCL (For. Reg.)		222,800	212,693
IRPC PCL (For. Reg.)		1,597,900	227,551
Kasikornbank PCL		67,500	386,628
Kasikornbank PCL (For. Reg.)		215,600	1,234,918
Krung Thai Bank PCL (For. Reg.)		602,470	300,976
Minor International PCL (For. Reg.)		361,180	422,569
PTT Exploration and Production PCL (For. Reg.)		223,539	529,485
PTT Global Chemical PCL (For. Reg.)		343,639	599,370
PTT PCL (For. Reg.)		163,100	1,545,306
Robinsons Department Store PCL		12,000	22,739
Robinsons Department Store PCL (For. Reg.)		77,100	146,098
Siam Cement PCL		2,300	33,810
Siam Cement PCL (For. Reg.)		65,050	956,233
Siam Commercial Bank PCL		4,200	19,113
Siam Commercial Bank PCL (For. Reg.)		252,600	1,149,500
Thai Oil PCL		11,400	19,884
Thai Oil PCL (For. Reg.)		125,900	219,593
Thai Union Frozen Products PCL (For. Reg.)		294,520	184,339
TMB PCL (For. Reg.)		2,025,000	131,395
True Corp. PCL (For. Reg.)		1,646,119	422,991

TOTAL THAILAND			14,872,788

Turkey - 1.2%
Akbank T.A.S.		375,738	968,446
Anadolu Efes Biracilik Ve Malt Sanayii A/S		34,594	234,375
Arcelik A/S		39,482	269,870
Bim Birlesik Magazalar A/S JSC		34,206	632,034
Coca-Cola Icecek Sanayi A/S		11,774	145,902
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		317,858	284,082
Eregli Demir ve Celik Fabrikalari T.A.S.		239,228	363,553
Ford Otomotiv Sanayi A/S		10,828	117,941
Haci Omer Sabanci Holding A/S		151,877	452,970
Koc Holding A/S		105,174	450,628
Petkim Petrokimya Holding A/S		104,145	150,250
TAV Havalimanlari Holding A/S		25,411	93,055
Tofas Turk Otomobil Fabrikasi A/S		19,286	152,354
Tupras Turkiye Petrol Rafinelleri A/S		20,604	440,364
Turk Hava Yollari AO (a)		85,167	147,388
Turk Sise ve Cam Fabrikalari A/S		110,702	124,507
Turk Telekomunikasyon A/S		78,744	159,204
Turkcell Iletisim Hizmet A/S (a)		144,098	498,848
Turkiye Garanti Bankasi A/S		371,331	913,407
Turkiye Halk Bankasi A/S		104,965	276,164
Turkiye Is Bankasi A/S Series C		249,431	384,068
Turkiye Vakiflar Bankasi TAO		115,716	171,204
Ulker Biskuvi Sanayi A/S		23,745	157,137
Yapi ve Kredi Bankasi A/S (a)		134,140	154,909

TOTAL TURKEY			7,742,660

United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC (a)		326,268	604,052
Aldar Properties PJSC (a)		522,969	410,071
Arabtec Holding Co. (a)		348,905	139,642
DP World Ltd.		26,867	456,470
Dubai Financial Market PJSC (a)		308,577	111,739
Dubai Islamic Bank Pakistan Ltd. (a)		236,658	348,586
Emaar Malls Group PJSC (a)		301,194	237,813
Emaar Properties PJSC		566,737	1,061,600
Emirates Telecommunications Corp.		285,148	1,552,713
First Gulf Bank PJSC		144,947	477,513
National Bank of Abu Dhabi PJSC (a)		112,553	298,474

TOTAL UNITED ARAB EMIRATES			5,698,673

United States of America - 0.0%
Southern Copper Corp.		13,963	362,898
TOTAL COMMON STOCKS
(Cost $600,332,946)			617,095,162

Nonconvertible Preferred Stocks - 3.9%
Brazil - 2.7%
Banco Bradesco SA (PN)		444,904	3,891,401
Braskem SA (PN-A)		24,000	137,232
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		37,200	255,618
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		26,100	394,994
Companhia Energetica de Minas Gerais (CEMIG) (PN)		123,795	347,057
Companhia Energetica de Sao Paulo Series B		29,300	125,788
Companhia Paranaense de Energia-Copel (PN-B)		15,800	156,665
Gerdau SA (PN)		150,900	360,682
Itau Unibanco Holding SA		472,974	4,929,001
Itausa-Investimentos Itau SA (PN)		640,056	1,650,280
Lojas Americanas SA (PN)		95,484	563,940
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		657,800	2,408,119
Suzano Papel e Celulose SA		67,000	204,984
Telefonica Brasil SA		73,700	1,119,002
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)		4,043	4,676
Vale SA (PN-A)		316,300	1,464,243

TOTAL BRAZIL			18,013,682

Chile - 0.1%
Embotelladora Andina SA Class B		40,162	158,893
Sociedad Quimica y Minera de Chile SA (PN-B)		15,564	387,668

TOTAL CHILE			546,561

Colombia - 0.2%
Bancolombia SA (PN)		73,510	629,744
Grupo Aval Acciones y Valores SA		608,300	231,828
Grupo de Inversiones Suramerica SA		15,272	186,647

TOTAL COLOMBIA			1,048,219

Korea (South) - 0.7%
AMOREPACIFIC Corp.		1,479	299,043
Hyundai Motor Co.		4,114	360,456
Hyundai Motor Co. Series 2		5,803	524,085
LG Chemical Ltd.		1,587	253,138
LG Household & Health Care Ltd.		324	170,036
Samsung Electronics Co. Ltd.		2,957	3,361,435

TOTAL KOREA (SOUTH)			4,968,193

Russia - 0.2%
AK Transneft OAO (a)		253	638,347
Surgutneftegas OJSC (a)		1,213,796	599,894

TOTAL RUSSIA			1,238,241

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $28,633,266)			25,814,896
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	51,151

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.47% 5/25/17 (Cost $1,992,286)(e)		2,000,000	1,992,866
		Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 0.42% (f)		10,561,960	10,561,960
Fidelity Securities Lending Cash Central Fund, 0.45% (f)(g)		20,919,850	20,919,850
TOTAL MONEY MARKET FUNDS
(Cost $31,481,810)			31,481,810
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $662,493,217)			676,435,885
NET OTHER ASSETS (LIABILITIES) - (2.2)%			(14,454,800)
NET ASSETS - 100%			$661,981,085

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
437 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2016	19,260,775	$969,076

The face value of futures purchased as a percentage of Net Assets is 2.9%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $166,857 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,012,376.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,187
Fidelity Securities Lending Cash Central Fund	113,483
Total	$133,670

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$68,071,254	$54,890,791	$13,180,463	$--
Consumer Staples	52,336,472	52,336,472	--	--
Energy	46,406,923	34,432,262	11,974,661	--
Financials	168,312,829	150,791,943	17,520,886	--
Health Care	17,507,941	16,661,126	846,815	--
Industrials	39,441,839	39,441,839	--	--
Information Technology	146,290,111	91,177,095	55,113,014	2
Materials	42,758,323	37,040,570	5,660,801	56,952
Telecommunication Services	42,138,072	19,064,135	23,073,937	--
Utilities	19,646,294	16,914,954	2,731,340	--
Corporate Bonds	51,151	--	51,151	--
Government Obligations	1,992,866	--	1,992,866	--
Money Market Funds	31,481,810	31,481,810	--	--
Total Investments in Securities:	$676,435,885	$544,232,997	$132,145,934	$56,954
Derivative Instruments:
Assets
Futures Contracts	$969,076	$969,076	$--	$--
Total Assets	$969,076	$969,076	$--	$--
Total Derivative Instruments:	$969,076	$969,076	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$9,729,278
Level 2 to Level 1	$173,810,601

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $669,202,687. Net unrealized appreciation aggregated $7,233,198 of which $76,265,423 related to appreciated investment securities and $69,032,225 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Minimum Volatility Index Fund

July 31, 2016

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV1-QTLY-0916
1.9866137.101

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Distributors - 0.1%
Genuine Parts Co.	13,412	$1,371,243
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)(b)	3,602	1,527,212
Darden Restaurants, Inc.	19,702	1,212,855
McDonald's Corp.	103,978	12,233,012
Starbucks Corp.	77,021	4,471,069
		19,444,148
Media - 0.9%
Charter Communications, Inc. Class A (a)	20,306	4,769,270
Comcast Corp. Class A	51,996	3,496,731
		8,266,001
Multiline Retail - 1.1%
Dollar General Corp.	32,766	3,104,251
Dollar Tree, Inc. (a)	16,675	1,605,636
Target Corp.	70,744	5,329,146
		10,039,033
Specialty Retail - 3.6%
AutoZone, Inc. (a)(b)	10,670	8,685,060
Foot Locker, Inc.	8,853	527,816
Home Depot, Inc.	47,158	6,519,122
L Brands, Inc.	17,021	1,257,852
Lowe's Companies, Inc.	44,893	3,693,796
O'Reilly Automotive, Inc. (a)(b)	6,002	1,744,361
Ross Stores, Inc.	24,565	1,518,854
TJX Companies, Inc.	114,870	9,387,176
		33,334,037
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	30,356	1,684,758
VF Corp.	24,264	1,514,802
		3,199,560

TOTAL CONSUMER DISCRETIONARY		75,654,022

CONSUMER STAPLES - 14.9%
Beverages - 2.8%
Dr. Pepper Snapple Group, Inc.	17,841	1,757,517
PepsiCo, Inc.	124,201	13,527,973
The Coca-Cola Co.	242,025	10,559,551
		25,845,041
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	18,620	3,113,636
CVS Health Corp.	31,653	2,934,866
Sysco Corp.	52,457	2,716,748
Wal-Mart Stores, Inc.	66,109	4,823,974
		13,589,224
Food Products - 4.6%
Campbell Soup Co.	83,881	5,223,270
ConAgra Foods, Inc.	42,648	1,994,220
General Mills, Inc.	203,801	14,651,254
Kellogg Co.	91,965	7,606,425
McCormick & Co., Inc. (non-vtg.)	58,971	6,029,785
The Hershey Co.	60,811	6,735,426
The J.M. Smucker Co.	4,803	740,430
		42,980,810
Household Products - 4.5%
Church & Dwight Co., Inc.	68,160	6,696,038
Clorox Co.	57,591	7,548,452
Colgate-Palmolive Co.	105,032	7,817,532
Kimberly-Clark Corp.	45,647	5,913,569
Procter & Gamble Co.	161,953	13,861,557
		41,837,148
Tobacco - 1.6%
Altria Group, Inc. (b)	133,376	9,029,555
Philip Morris International, Inc.	37,311	3,740,801
Reynolds American, Inc.	54,228	2,714,654
		15,485,010

TOTAL CONSUMER STAPLES		139,737,233

ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	13,310	1,071,721
Oil, Gas & Consumable Fuels - 1.8%
Chevron Corp.	13,974	1,432,056
Exxon Mobil Corp.	136,380	12,131,001
Occidental Petroleum Corp.	40,182	3,002,801
		16,565,858

TOTAL ENERGY		17,637,579

FINANCIALS - 19.7%
Banks - 0.4%
U.S. Bancorp	47,451	2,001,009
Wells Fargo & Co.	37,211	1,785,012
		3,786,021
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	77,523	11,184,243
CME Group, Inc.	23,388	2,391,189
		13,575,432
Insurance - 5.6%
Alleghany Corp. (a)	6,262	3,403,397
Allstate Corp.	19,711	1,346,853
Aon PLC	13,138	1,406,686
Arch Capital Group Ltd. (a)	106,816	7,758,046
Axis Capital Holdings Ltd.	88,477	4,917,552
Chubb Ltd.	70,767	8,864,274
Everest Re Group Ltd.	27,753	5,245,595
Markel Corp. (a)	2,585	2,452,519
Marsh & McLennan Companies, Inc.	77,551	5,098,978
RenaissanceRe Holdings Ltd.	38,080	4,475,162
The Travelers Companies, Inc.	39,776	4,622,767
W.R. Berkley Corp.	56,261	3,273,828
		52,865,657
Real Estate Investment Trusts - 12.2%
American Capital Agency Corp.	314,584	6,162,701
American Tower Corp.	44,608	5,164,268
Annaly Capital Management, Inc.	949,338	10,423,731
AvalonBay Communities, Inc.	61,974	11,505,473
Boston Properties, Inc.	4,783	679,808
Camden Property Trust (SBI) (b)	7,668	686,976
Crown Castle International Corp.	98,458	9,553,380
Digital Realty Trust, Inc. (b)	19,273	2,013,258
Equity Residential (SBI)	84,847	5,768,748
Essex Property Trust, Inc.	14,343	3,354,541
Extra Space Storage, Inc.	8,392	721,880
Federal Realty Investment Trust (SBI)	34,142	5,793,897
General Growth Properties, Inc.	61,463	1,963,743
Public Storage	48,321	11,544,853
Realty Income Corp.	95,690	6,838,964
Regency Centers Corp.	31,811	2,701,708
Simon Property Group, Inc.	32,774	7,441,009
The Macerich Co.	53,462	4,770,949
UDR, Inc.	127,329	4,740,459
Ventas, Inc.	82,956	6,317,929
Vornado Realty Trust	8,182	878,747
Welltower, Inc.	63,110	5,006,516
		114,033,538

TOTAL FINANCIALS		184,260,648

HEALTH CARE - 19.8%
Health Care Equipment & Supplies - 7.3%
Abbott Laboratories	132,532	5,930,807
Baxter International, Inc.	104,246	5,005,893
Becton, Dickinson & Co.	71,756	12,629,056
C.R. Bard, Inc.	39,714	8,885,213
Danaher Corp.	29,615	2,411,846
Intuitive Surgical, Inc. (a)	7,062	4,913,457
Medtronic PLC	86,597	7,588,495
ResMed, Inc. (b)	21,264	1,464,664
Stryker Corp.	95,595	11,115,787
Varian Medical Systems, Inc. (a)(b)	64,347	6,096,235
Zimmer Biomet Holdings, Inc.	22,219	2,913,800
		68,955,253
Health Care Providers & Services - 6.2%
Aetna, Inc.	14,162	1,631,604
AmerisourceBergen Corp.	54,278	4,623,943
Anthem, Inc.	15,116	1,985,335
Cardinal Health, Inc.	49,354	4,125,994
Cigna Corp.	25,593	3,300,473
DaVita HealthCare Partners, Inc. (a)	81,419	6,313,229
Express Scripts Holding Co. (a)(b)	50,018	3,804,869
Henry Schein, Inc. (a)	51,288	9,282,102
Humana, Inc.	5,539	955,754
Laboratory Corp. of America Holdings (a)	33,664	4,698,148
McKesson Corp.	2,678	521,032
Patterson Companies, Inc.	72,629	3,584,967
Quest Diagnostics, Inc.	24,572	2,122,038
UnitedHealth Group, Inc.	76,389	10,938,905
		57,888,393
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc.	22,132	3,515,447
Waters Corp. (a)	18,040	2,867,097
		6,382,544
Pharmaceuticals - 5.6%
Allergan PLC (a)	2,364	597,974
Bristol-Myers Squibb Co.	108,431	8,111,723
Eli Lilly & Co.	101,946	8,450,304
Johnson & Johnson	115,440	14,456,551
Merck & Co., Inc.	165,789	9,725,183
Pfizer, Inc.	305,781	11,280,261
		52,621,996

TOTAL HEALTH CARE		185,848,186

INDUSTRIALS - 5.9%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.	15,107	3,817,992
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	48,548	3,379,912
Expeditors International of Washington, Inc.	55,841	2,760,221
United Parcel Service, Inc. Class B (b)	107,531	11,624,101
		17,764,234
Commercial Services & Supplies - 2.7%
Cintas Corp.	51,746	5,550,793
Republic Services, Inc.	185,501	9,508,781
Waste Management, Inc.	157,812	10,434,529
		25,494,103
Electrical Equipment - 0.1%
Fortive Corp. (a)	14,807	713,845
Industrial Conglomerates - 0.6%
3M Co.	29,392	5,242,357
Professional Services - 0.2%
Equifax, Inc.	5,343	707,734
Nielsen Holdings PLC	16,653	896,931
Verisk Analytics, Inc. (a)	9,135	779,033
		2,383,698

TOTAL INDUSTRIALS		55,416,229

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 1.1%
Cisco Systems, Inc.	212,702	6,493,792
Motorola Solutions, Inc.	60,659	4,208,521
		10,702,313
Electronic Equipment & Components - 0.1%
Amphenol Corp. Class A	18,947	1,127,725
Internet Software & Services - 1.2%
Alphabet, Inc. Class A	5,191	4,107,846
eBay, Inc. (a)	101,097	3,150,183
Facebook, Inc. Class A (a)	32,090	3,977,235
		11,235,264
IT Services - 8.7%
Accenture PLC Class A	88,108	9,939,463
Automatic Data Processing, Inc.	141,547	12,590,606
Broadridge Financial Solutions, Inc.	69,786	4,723,116
Fidelity National Information Services, Inc.	68,717	5,465,063
Fiserv, Inc. (a)	87,603	9,667,867
Gartner, Inc. Class A (a)	52,849	5,298,112
IBM Corp. (b)	43,164	6,933,002
MasterCard, Inc. Class A	30,041	2,861,105
Paychex, Inc.	234,424	13,896,655
Vantiv, Inc. (a)	14,325	784,580
Visa, Inc. Class A	118,967	9,285,374
		81,444,943
Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp.	101,910	3,552,583
Software - 2.9%
Adobe Systems, Inc. (a)	40,234	3,937,299
ANSYS, Inc. (a)	48,147	4,302,416
Cadence Design Systems, Inc. (a)	82,404	1,981,816
Intuit, Inc.	4,281	475,148
Microsoft Corp.	89,342	5,063,905
Oracle Corp.	98,324	4,035,217
Synopsys, Inc. (a)	134,068	7,261,123
VMware, Inc. Class A (a)(b)	7,386	539,030
		27,595,954
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	6,103	635,994
EMC Corp.	130,528	3,691,332
		4,327,326

TOTAL INFORMATION TECHNOLOGY		139,986,108

MATERIALS - 2.3%
Chemicals - 0.9%
Ecolab, Inc.	24,313	2,878,173
Monsanto Co.	15,170	1,619,701
Praxair, Inc.	22,742	2,650,353
Sherwin-Williams Co.	5,709	1,711,159
		8,859,386
Metals & Mining - 1.4%
Newmont Mining Corp.	288,397	12,689,468

TOTAL MATERIALS		21,548,854

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	338,903	14,671,108
SBA Communications Corp. Class A (a)	15,772	1,813,780
Verizon Communications, Inc.	257,604	14,273,838
		30,758,726
UTILITIES - 8.6%
Electric Utilities - 5.3%
American Electric Power Co., Inc.	25,561	1,771,377
Duke Energy Corp.	146,436	12,533,457
Eversource Energy	29,250	1,710,833
NextEra Energy, Inc.	48,472	6,218,473
PG&E Corp.	88,679	5,670,135
Southern Co.	235,178	12,582,023
Xcel Energy, Inc.	203,385	8,944,872
		49,431,170
Multi-Utilities - 3.0%
Consolidated Edison, Inc.	161,722	12,950,698
Dominion Resources, Inc.	109,985	8,581,030
Sempra Energy	10,121	1,132,337
WEC Energy Group, Inc.	86,373	5,606,471
		28,270,536
Water Utilities - 0.3%
American Water Works Co., Inc. (b)	29,845	2,464,600

TOTAL UTILITIES		80,166,306

TOTAL COMMON STOCKS
(Cost $826,870,851)		931,013,891
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.51% to 0.57% 2/2/17 to 3/30/17 (c)
(Cost $498,385)	500,000	498,762
	Shares	Value

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.42% (d)	4,275,925	$4,275,925
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	43,808,170	43,808,170
TOTAL MONEY MARKET FUNDS
(Cost $48,084,095)		48,084,095
TOTAL INVESTMENT PORTFOLIO - 104.6%
(Cost $875,453,331)		979,596,748
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(42,873,606)
NET ASSETS - 100%		$936,723,142

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
39 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	4,227,990	$49,396
9 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2016	1,401,210	11,565
TOTAL FUTURES CONTRACTS			$60,961

The face value of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $231,384.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,480
Fidelity Securities Lending Cash Central Fund	76,369
Total	$97,849

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$75,654,022	$75,654,022	$--	$--
Consumer Staples	139,737,233	139,737,233	--	--
Energy	17,637,579	17,637,579	--	--
Financials	184,260,648	184,260,648	--	--
Health Care	185,848,186	185,848,186	--	--
Industrials	55,416,229	55,416,229	--	--
Information Technology	139,986,108	139,986,108	--	--
Materials	21,548,854	21,548,854	--	--
Telecommunication Services	30,758,726	30,758,726	--	--
Utilities	80,166,306	80,166,306	--	--
U.S. Government and Government Agency Obligations	498,762	--	498,762	--
Money Market Funds	48,084,095	48,084,095	--	--
Total Investments in Securities:	$979,596,748	$979,097,986	$498,762	$--
Derivative Instruments:
Assets
Futures Contracts	$60,961	$60,961	$--	$--
Total Assets	$60,961	$60,961	$--	$--
Total Derivative Instruments:	$60,961	$60,961	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $878,362,596. Net unrealized appreciation aggregated $101,234,152, of which $108,949,119 related to appreciated investment securities and $7,714,967 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global ex U.S. Index Fund
(formerly Spartan® Global ex U.S. Index Fund)

July 31, 2016

GUX-QTLY-0916
1.929356.104

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
		Shares	Value
Australia - 5.1%
AGL Energy Ltd.		54,840	$857,685
Alumina Ltd.		201,830	203,229
Amcor Ltd.		93,844	1,071,178
AMP Ltd.		239,407	1,057,056
APA Group unit		90,440	667,367
Aristocrat Leisure Ltd.		43,683	529,159
Asciano Ltd.		69,577	482,749
ASX Ltd.		15,705	593,170
Aurizon Holdings Ltd.		170,447	673,562
Australia & New Zealand Banking Group Ltd.		236,606	4,646,258
Bank of Queensland Ltd.		30,561	245,254
Bendigo & Adelaide Bank Ltd.		36,910	284,705
BHP Billiton Ltd.		260,739	3,864,724
Boral Ltd.		60,508	315,904
Brambles Ltd.		127,708	1,305,345
Caltex Australia Ltd.		21,651	545,604
Challenger Ltd.		46,036	332,358
Cimic Group Ltd.		8,088	179,723
Coca-Cola Amatil Ltd.		46,173	323,004
Cochlear Ltd.		4,701	474,181
Commonwealth Bank of Australia		138,449	8,138,327
Computershare Ltd.		38,330	258,664
Crown Ltd.		29,870	297,366
CSL Ltd.		37,559	3,368,070
DEXUS Property Group unit		78,874	585,617
Dominos Pizza Enterprises Ltd.		4,997	285,570
DUET Group		186,529	381,315
Flight Centre Travel Group Ltd. (a)		4,648	113,703
Fortescue Metals Group Ltd.		125,841	423,654
Goodman Group unit		144,470	827,816
Harvey Norman Holdings Ltd.		46,060	169,416
Healthscope Ltd.		139,616	314,059
Incitec Pivot Ltd.		137,311	299,483
Insurance Australia Group Ltd.		197,030	904,387
Lendlease Group unit		44,921	457,787
Macquarie Group Ltd.		24,833	1,403,876
Medibank Private Ltd.		225,188	525,374
Mirvac Group unit		302,314	505,436
National Australia Bank Ltd.		213,861	4,323,443
Newcrest Mining Ltd. (b)		62,232	1,212,065
Orica Ltd.		30,288	325,696
Origin Energy Ltd.		140,353	586,637
Platinum Asset Management Ltd.		19,837	91,355
Qantas Airways Ltd.		52,337	125,684
QBE Insurance Group Ltd.		111,219	927,194
Ramsay Health Care Ltd.		11,506	688,939
realestate.com.au Ltd.		4,213	208,973
Rio Tinto Ltd.		34,344	1,293,502
Santos Ltd.		130,783	436,316
Scentre Group unit		431,254	1,736,977
SEEK Ltd.		26,322	334,057
Sonic Healthcare Ltd.		32,116	560,863
South32 Ltd. (b)		434,520	605,942
SP AusNet		142,216	191,296
Stockland Corp. Ltd. unit		194,168	743,692
Suncorp Group Ltd.		103,936	1,060,784
Sydney Airport unit		86,865	499,059
Tabcorp Holdings Ltd.		67,455	250,673
Tatts Group Ltd.		117,346	368,301
Telstra Corp. Ltd.		345,614	1,515,898
The GPT Group unit		146,155	623,105
TPG Telecom Ltd.		27,177	264,980
Transurban Group unit		164,523	1,570,367
Treasury Wine Estates Ltd.		59,462	436,066
Vicinity Centers unit		273,739	719,777
Vocus Communications Ltd.		41,007	278,288
Wesfarmers Ltd.		91,244	2,976,804
Westfield Corp. unit (b)		160,149	1,299,812
Westpac Banking Corp.		270,406	6,398,441
Woodside Petroleum Ltd.		60,049	1,210,676
Woolworths Ltd.		103,113	1,834,425

TOTAL AUSTRALIA			73,612,222

Austria - 0.1%
Andritz AG		6,132	312,614
Erste Group Bank AG		22,606	599,109
OMV AG		11,498	305,493
Raiffeisen International Bank-Holding AG (b)		8,981	118,481
Voestalpine AG		9,189	323,814

TOTAL AUSTRIA			1,659,511

Bailiwick of Jersey - 0.9%
Experian PLC		77,855	1,522,886
Glencore Xstrata PLC		993,409	2,455,253
Petrofac Ltd.		20,336	200,641
Randgold Resources Ltd.		7,604	894,825
Shire PLC		72,862	4,707,065
Wolseley PLC		20,722	1,155,425
WPP PLC		104,701	2,349,232

TOTAL BAILIWICK OF JERSEY			13,285,327

Belgium - 0.9%
Ageas		16,118	542,310
Anheuser-Busch InBev SA NV		65,247	8,429,403
Belgacom SA		12,234	381,811
Colruyt NV		5,521	307,945
Groupe Bruxelles Lambert SA		6,457	544,668
KBC Groep NV (b)		20,363	1,058,270
Solvay SA Class A		6,025	625,164
Telenet Group Holding NV (b)		4,300	203,954
UCB SA		10,235	800,648
Umicore SA		7,643	442,112

TOTAL BELGIUM			13,336,285

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (b)		260,000	180,630
Alibaba Pictures Group Ltd. (b)		890,000	190,426
Beijing Enterprises Water Group Ltd.		358,000	217,336
Brilliance China Automotive Holdings Ltd.		248,000	275,222
Cheung Kong Infrastructure Holdings Ltd.		53,000	468,628
China Gas Holdings Ltd.		138,000	218,071
China Resource Gas Group Ltd.		74,000	216,991
Cosco Pacific Ltd.		140,707	145,089
Credicorp Ltd. (United States)		5,307	850,871
First Pacific Co. Ltd.		184,852	143,766
GOME Electrical Appliances Holdings Ltd.		990,104	119,960
Haier Electronics Group Co. Ltd.		105,000	175,938
Hanergy Thin Film Power Group Ltd. (b)		576,000	1
Hongkong Land Holdings Ltd.		92,336	590,950
Jardine Matheson Holdings Ltd.		19,776	1,172,717
Kerry Properties Ltd.		48,500	132,527
Kunlun Energy Co. Ltd.		260,000	196,381
Li & Fung Ltd.		468,000	234,048
Luye Pharma Group Ltd. (b)		114,000	73,910
Nine Dragons Paper (Holdings) Ltd.		135,000	107,187
Noble Group Ltd. (b)		713,131	86,169
NWS Holdings Ltd.		114,258	186,738
Shangri-La Asia Ltd.		94,000	100,925
Yue Yuen Industrial (Holdings) Ltd.		58,000	235,487

TOTAL BERMUDA			6,319,968

Brazil - 1.0%
AES Tiete Energia SA unit		15,200	80,632
Ambev SA		382,600	2,218,381
Banco Bradesco SA		66,424	598,398
Banco do Brasil SA		69,400	450,552
Banco Santander SA (Brasil) unit		34,900	219,363
BB Seguridade Participacoes SA		56,100	521,482
BM&F BOVESPA SA		140,200	825,444
BR Malls Participacoes SA		45,900	199,036
Brasil Foods SA		50,800	850,740
CCR SA		70,600	407,827
Cetip SA - Mercados Organizado		17,804	237,595
Cielo SA		82,743	937,825
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		27,700	263,126
Companhia Siderurgica Nacional SA (CSN) (b)		50,600	172,755
Cosan SA Industria e Comercio		10,200	107,115
CPFL Energia SA		16,782	118,215
Drogasil SA		18,900	386,347
Duratex SA		24,649	75,337
EDP Energias do Brasil SA		28,781	127,643
Embraer SA		53,600	245,154
Equatorial Energia SA		16,300	279,157
Fibria Celulose SA		19,500	119,018
Hypermarcas SA		28,100	237,893
JBS SA		56,500	189,936
Klabin SA unit		44,500	233,178
Kroton Educacional SA		111,452	496,351
Localiza Rent A Car SA		12,780	158,843
Lojas Americanas SA		15,850	63,744
Lojas Renner SA		52,000	437,182
M. Dias Branco SA		2,800	101,468
Multiplan Empreendimentos Imobiliarios SA		6,100	118,843
Natura Cosmeticos SA		14,500	148,917
Odontoprev SA		23,100	92,617
Petroleo Brasileiro SA - Petrobras (ON) (b)		234,900	1,014,973
Porto Seguro SA		8,500	73,665
Qualicorp SA		18,600	123,335
Rumo Logistica Operadora Multimodal SA (b)		67,600	127,594
Sul America SA unit		13,153	69,935
Terna Participacoes SA unit		6,900	55,117
TIM Participacoes SA		68,100	174,535
Totvs SA		10,400	105,527
Tractebel Energia SA		13,000	169,236
Ultrapar Participacoes SA		28,900	659,930
Vale SA		102,800	586,541
Weg SA		45,000	211,926

TOTAL BRAZIL			15,092,428

Canada - 6.6%
Agnico Eagle Mines Ltd. (Canada)		17,712	1,030,719
Agrium, Inc.		10,696	970,762
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		34,100	1,541,702
AltaGas Ltd.		13,169	335,466
ARC Resources Ltd.		28,265	497,260
ATCO Ltd. Class I (non-vtg.)		6,398	241,141
Bank of Montreal		52,034	3,335,692
Bank of Nova Scotia		97,643	4,958,992
Barrick Gold Corp.		94,637	2,066,481
BCE, Inc.		11,953	572,451
BlackBerry Ltd. (b)		39,011	295,798
Bombardier, Inc. Class B (sub. vtg.) (b)		157,621	236,616
Brookfield Asset Management, Inc. Class A		72,197	2,493,289
CAE, Inc.		22,676	302,544
Cameco Corp.		32,033	306,186
Canadian Imperial Bank of Commerce		32,259	2,450,711
Canadian National Railway Co.		63,891	4,050,288
Canadian Natural Resources Ltd.		88,780	2,688,593
Canadian Pacific Railway Ltd.		11,789	1,766,206
Canadian Tire Ltd. Class A (non-vtg.)		5,765	605,752
Canadian Utilities Ltd. Class A (non-vtg.)		10,226	314,773
CCL Industries, Inc. Class B		2,242	401,299
Cenovus Energy, Inc.		67,754	969,879
CGI Group, Inc. Class A (sub. vtg.) (b)		18,201	883,668
CI Financial Corp.		20,532	419,714
Constellation Software, Inc.		1,563	636,273
Crescent Point Energy Corp.		40,593	593,513
Dollarama, Inc.		9,502	702,580
Eldorado Gold Corp.		57,227	234,492
Element Financial Corp.		32,113	344,828
Empire Co. Ltd. Class A (non-vtg.)		13,709	218,395
Enbridge, Inc.		74,374	3,059,493
Encana Corp.		68,293	549,210
Fairfax Financial Holdings Ltd. (sub. vtg.)		1,793	961,297
Finning International, Inc.		13,590	220,246
First Capital Realty, Inc.		10,436	185,357
First Quantum Minerals Ltd.		55,442	479,409
Fortis, Inc.		23,023	762,643
Franco-Nevada Corp.		14,412	1,111,214
George Weston Ltd.		4,273	379,502
Gildan Activewear, Inc.		18,874	553,795
Goldcorp, Inc.		67,468	1,205,552
Great-West Lifeco, Inc.		24,268	630,282
H&R REIT/H&R Finance Trust		11,328	201,720
Husky Energy, Inc.		28,341	333,411
Hydro One Ltd.		14,422	286,419
IGM Financial, Inc.		8,164	227,165
Imperial Oil Ltd.		23,793	732,022
Industrial Alliance Insurance and Financial Services, Inc.		8,362	272,190
Intact Financial Corp.		10,745	770,210
Inter Pipeline Ltd.		27,045	565,073
Jean Coutu Group, Inc. Class A (sub. vtg.)		6,722	97,356
Keyera Corp.		14,734	422,954
Kinross Gold Corp. (b)		98,933	511,468
Linamar Corp.		4,013	159,303
Loblaw Companies Ltd.		18,360	1,024,133
Magna International, Inc. Class A (sub. vtg.)		32,699	1,259,725
Manulife Financial Corp.		160,182	2,183,770
Methanex Corp.		7,174	201,212
Metro, Inc. Class A (sub. vtg.)		19,545	710,605
National Bank of Canada		27,473	940,771
Onex Corp. (sub. vtg.)		6,791	421,561
Open Text Corp.		9,913	604,050
Pembina Pipeline Corp.		29,985	874,529
Peyto Exploration & Development Corp.		12,792	363,484
Potash Corp. of Saskatchewan, Inc.		68,037	1,060,432
Power Corp. of Canada (sub. vtg.)		30,398	662,137
Power Financial Corp.		20,416	472,071
PrairieSky Royalty Ltd.		16,611	323,276
Restaurant Brands International, Inc.		17,611	787,987
Restaurant Brands International, Inc.		304	13,598
RioCan (REIT)		12,878	285,838
Rogers Communications, Inc. Class B (non-vtg.)		29,545	1,304,990
Royal Bank of Canada		120,519	7,346,614
Saputo, Inc.		20,927	628,780
Seven Generations Energy Ltd. (b)		15,370	322,550
Shaw Communications, Inc. Class B		33,394	677,267
Silver Wheaton Corp.		35,393	988,071
Smart (REIT)		5,405	159,420
SNC-Lavalin Group, Inc.		12,321	530,813
Sun Life Financial, Inc.		49,738	1,638,823
Suncor Energy, Inc.		134,971	3,632,582
Teck Resources Ltd. Class B (sub. vtg.)		46,274	737,535
TELUS Corp.		16,194	541,888
The Toronto-Dominion Bank		150,348	6,550,988
Thomson Reuters Corp.		27,860	1,173,805
Tourmaline Oil Corp. (b)		16,246	416,213
TransCanada Corp.		57,405	2,661,738
Turquoise Hill Resources Ltd. (b)		80,937	288,253
Valeant Pharmaceuticals International, Inc. (Canada) (b)		26,507	591,106
Veresen, Inc.		24,119	204,124
Vermilion Energy, Inc.		8,998	299,784
West Fraser Timber Co. Ltd.		5,550	190,689
Yamana Gold, Inc.		76,304	436,557

TOTAL CANADA			94,655,123

Cayman Islands - 2.7%
3SBio, Inc. (b)		80,000	80,223
58.com, Inc. ADR (b)		6,235	324,282
AAC Technology Holdings, Inc.		59,000	550,577
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		80,487	6,638,568
Anta Sports Products Ltd.		79,000	175,954
ASM Pacific Technology Ltd.		19,700	146,384
Baidu.com, Inc. sponsored ADR (b)		22,047	3,518,701
Belle International Holdings Ltd.		510,000	337,222
Casetek Holdings		10,000	40,385
Chailease Holding Co. Ltd.		83,816	149,093
Cheung Kong Property Holdings Ltd.		217,216	1,551,063
China Conch Venture Holdings Ltd.		108,500	207,535
China Huishan Dairy Holdings Co. Ltd.		330,000	129,730
China Medical System Holdings Ltd.		104,000	152,815
China Mengniu Dairy Co. Ltd.		221,000	369,169
China Resources Land Ltd.		224,634	558,226
China State Construction International Holdings Ltd.		144,000	192,658
CK Hutchison Holdings Ltd.		217,716	2,548,027
Country Garden Holdings Co. Ltd.		448,644	182,733
Ctrip.com International Ltd. ADR (a)(b)		27,427	1,197,737
ENN Energy Holdings Ltd.		62,000	295,280
Evergrande Real Estate Group Ltd.		327,000	206,103
GCL-Poly Energy Holdings Ltd.		1,050,000	143,457
Geely Automobile Holdings Ltd.		425,000	279,375
Haitian International Holdings Ltd.		52,000	87,131
Hengan International Group Co. Ltd.		59,500	500,026
JD.com, Inc. sponsored ADR (a)(b)		55,820	1,208,503
Kingsoft Corp. Ltd.		64,000	108,888
Longfor Properties Co. Ltd.		116,500	159,169
Melco Crown Entertainment Ltd. sponsored ADR		15,222	212,499
MGM China Holdings Ltd.		74,400	107,787
NetEase, Inc. sponsored ADR		6,413	1,309,984
New Oriental Education & Technology Group, Inc. sponsored ADR		10,904	480,430
Qinqin Foodstuffs Group Cayman Co. Ltd. (b)		11,700	4,328
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)		3,064	92,134
Sands China Ltd.		195,200	744,731
Semiconductor Manufacturing International Corp. (b)		2,176,000	176,409
Shenzhou International Group Holdings Ltd.		44,000	231,955
Shimao Property Holdings Ltd.		104,000	135,657
Shui On Land Ltd.		275,003	74,082
Sino Biopharmaceutical Ltd.		356,000	237,688
SOHO China Ltd.		177,500	81,905
SouFun Holdings Ltd. ADR (b)		22,263	113,987
Sunac China Holdings Ltd.		156,000	97,922
TAL Education Group ADR (b)		3,412	205,437
Tencent Holdings Ltd.		458,100	11,064,548
Tingyi (Cayman Islands) Holding Corp.		158,000	136,649
Vipshop Holdings Ltd. ADR (a)(b)		32,305	459,700
Want Want China Holdings Ltd.		470,000	287,753
WH Group Ltd.		477,000	375,653
Wynn Macau Ltd.		125,600	203,980
YY, Inc. ADR (b)		2,294	89,902
Zhen Ding Technology Holding Ltd.		34,302	70,611

TOTAL CAYMAN ISLANDS			39,034,745

Chile - 0.3%
AES Gener SA		206,961	99,616
Aguas Andinas SA		204,654	123,499
Banco de Chile		1,945,694	216,043
Banco de Credito e Inversiones		3,065	138,303
Banco Santander Chile		5,208,125	267,228
Cencosud SA		101,290	288,545
Colbun SA		690,344	169,662
Compania Cervecerias Unidas SA		11,908	135,897
Compania de Petroleos de Chile SA (COPEC)		35,727	324,171
CorpBanca SA		12,992,064	113,121
Empresa Nacional de Electricidad SA		258,709	236,322
Empresa Nacional de Telecomunicaciones SA (ENTEL) (b)		12,789	126,003
Empresas CMPC SA		101,743	213,479
Endesa Americas SA		266,482	125,143
Enersis Chile SA		1,560,208	181,176
Enersis SA		1,585,738	278,537
LATAM Airlines Group SA (b)		23,869	208,154
S.A.C.I. Falabella		49,213	362,341

TOTAL CHILE			3,607,240

China - 2.2%
Agricultural Bank of China Ltd. (H Shares)		1,986,000	729,545
Air China Ltd. (H Shares)		150,000	114,650
Aluminum Corp. of China Ltd. (H Shares) (b)		316,000	101,825
Anhui Conch Cement Co. Ltd. (H Shares)		102,000	268,370
AviChina Industry & Technology Co. Ltd. (H Shares)		181,000	132,512
Bank Communications Co. Ltd. (H Shares)		708,000	477,269
Bank of China Ltd. (H Shares)		6,417,000	2,638,460
Beijing Capital International Airport Co. Ltd. (H Shares)		120,000	138,431
BYD Co. Ltd. (H Shares) (a)(b)		52,500	332,929
CGN Power Co. Ltd.		849,000	250,594
China Cinda Asset Management Co. Ltd. (H Shares)		689,000	223,794
China CITIC Bank Corp. Ltd. (H Shares)		713,000	450,312
China Coal Energy Co. Ltd. (H Shares)		195,000	102,798
China Communications Construction Co. Ltd. (H Shares)		355,000	388,018
China Communications Services Corp. Ltd. (H Shares)		204,000	110,698
China Construction Bank Corp. (H Shares)		6,816,000	4,568,365
China Cosco Holdings Co. Ltd. (H Shares) (b)		219,500	76,671
China Everbright Bank Co. Ltd. (H Shares)		255,000	110,764
China Galaxy Securities Co. Ltd. (H Shares)		267,000	230,920
China Life Insurance Co. Ltd. (H Shares)		601,000	1,363,240
China Longyuan Power Grid Corp. Ltd. (H Shares)		259,000	207,643
China Merchants Bank Co. Ltd. (H Shares)		354,751	759,031
China Minsheng Banking Corp. Ltd. (H Shares)		471,500	491,652
China National Building Materials Co. Ltd. (H Shares)		236,000	108,290
China Oilfield Services Ltd. (H Shares)		146,000	113,851
China Pacific Insurance (Group) Co. Ltd. (H Shares)		213,800	755,068
China Petroleum & Chemical Corp. (H Shares)		2,054,000	1,473,072
China Railway Construction Corp. Ltd. (H Shares)		156,500	187,597
China Railway Group Ltd. (H Shares)		321,000	241,627
China Shenhua Energy Co. Ltd. (H Shares)		271,000	517,661
China Shipping Container Lines Co. Ltd. (H Shares) (b)		320,000	66,818
China Southern Airlines Ltd. (H Shares)		152,000	100,309
China Telecom Corp. Ltd. (H Shares)		1,112,000	547,515
China Vanke Co. Ltd. (H Shares)		105,100	237,608
Chongqing Changan Automobile Co. Ltd. (B Shares)		71,800	119,105
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		207,000	108,591
CITIC Securities Co. Ltd. (H Shares)		176,000	374,304
CRRC Corp. Ltd. (H Shares)		331,950	304,208
Dalian Wanda Commercial Properties Co., Ltd.		47,000	297,748
Dongfeng Motor Group Co. Ltd. (H Shares)		218,000	268,903
GF Securities Co. Ltd.		109,200	238,713
Great Wall Motor Co. Ltd. (H Shares)		253,500	263,028
Guangzhou Automobile Group Co. Ltd. (H Shares)		172,000	220,808
Guangzhou R&F Properties Co. Ltd. (H Shares)		76,400	115,608
Haitong Securities Co. Ltd. (H Shares)		246,000	399,515
Huadian Power International Corp. Ltd. (H Shares)		150,000	70,955
Huaneng Power International, Inc. (H Shares)		348,000	214,386
Huaneng Renewables Corp. Ltd. (H Shares)		340,000	108,682
Huatai Securities Co. Ltd.		116,800	237,863
Industrial & Commercial Bank of China Ltd. (H Shares)		5,973,000	3,407,541
Jiangsu Expressway Co. Ltd. (H Shares)		100,000	141,266
Jiangxi Copper Co. Ltd. (H Shares)		103,000	118,023
New China Life Insurance Co. Ltd. (H Shares)		61,700	218,301
People's Insurance Co. of China Group (H Shares)		550,000	211,255
PetroChina Co. Ltd. (H Shares)		1,684,000	1,154,358
PICC Property & Casualty Co. Ltd. (H Shares)		375,289	581,431
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		421,000	1,964,348
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		156,000	87,064
Shanghai Electric Group Co. Ltd. (H Shares)		210,000	87,157
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H		29,000	71,095
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		77,040	113,557
Shanghai Pharma Holding Co. Ltd. (H Shares)		56,300	133,522
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		103,500	90,181
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		281,000	136,907
Sinopharm Group Co. Ltd. (H Shares)		97,200	470,440
Sinotrans Ltd. (H Shares)		189,000	86,480
TravelSky Technology Ltd. (H Shares)		76,000	145,566
Tsingtao Brewery Co. Ltd. (H Shares)		30,000	105,756
Weichai Power Co. Ltd. (H Shares)		75,800	90,862
Yanzhou Coal Mining Co. Ltd. (H Shares)		156,000	95,912
Zhejiang Expressway Co. Ltd. (H Shares)		114,000	117,697
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		44,000	242,730
Zijin Mining Group Co. Ltd. (H Shares)		480,000	174,469
ZTE Corp. (H Shares)		57,280	77,078

TOTAL CHINA			32,083,320

Colombia - 0.1%
Cementos Argos SA		36,580	137,026
Corporacion Financiera Colombiana SA		7,324	91,562
Ecopetrol SA (b)		385,328	163,168
Grupo de Inversiones Suramerica SA		18,765	234,226
Interconexion Electrica SA ESP		32,338	95,750
Inversiones Argos SA		23,289	140,341

TOTAL COLOMBIA			862,073

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		12,772	241,230
Komercni Banka A/S		6,090	239,571
Telefonica Czech Rep A/S		4,467	43,571

TOTAL CZECH REPUBLIC			524,372

Denmark - 1.4%
A.P. Moller - Maersk A/S:
Series A		301	393,353
Series B		540	733,595
Carlsberg A/S Series B		8,615	855,214
Christian Hansen Holding A/S		7,976	501,800
Coloplast A/S Series B		9,783	766,644
Danske Bank A/S		57,002	1,548,942
DSV de Sammensluttede Vognmaend A/S		15,527	691,225
Genmab A/S (b)		4,599	833,599
ISS Holdings A/S		13,327	513,967
Novo Nordisk A/S Series B		153,163	8,709,811
Novozymes A/S Series B		18,836	924,312
Pandora A/S		9,414	1,225,289
TDC A/S		66,249	348,692
Tryg A/S		9,284	173,162
Vestas Wind Systems A/S		18,046	1,259,563
William Demant Holding A/S (b)		9,955	203,183

TOTAL DENMARK			19,682,351

Egypt - 0.0%
Commercial International Bank SAE		65,566	358,474
Commercial International Bank SAE sponsored GDR		17,695	67,064
Global Telecom Holding (b)		149,355	70,978
Global Telecom Holding GDR (b)		10,000	17,700
Talaat Moustafa Group Holding		80,236	49,967

TOTAL EGYPT			564,183

Finland - 0.7%
Elisa Corp. (A Shares)		11,642	422,231
Fortum Corp.		36,185	600,754
Kone Oyj (B Shares)		27,185	1,376,491
Metso Corp.		8,807	244,285
Neste Oyj		10,312	390,481
Nokia Corp.		468,128	2,700,863
Nokian Tyres PLC		9,225	342,719
Orion Oyj (B Shares)		8,244	337,611
Sampo Oyj (A Shares)		36,079	1,495,267
Stora Enso Oyj (R Shares)		44,513	404,096
UPM-Kymmene Corp.		43,464	895,564
Wartsila Corp.		11,938	518,118

TOTAL FINLAND			9,728,480

France - 6.3%
Accor SA		16,573	693,433
Aeroports de Paris		2,399	255,120
Air Liquide SA		20,606	2,196,834
Alstom SA (b)		15,649	385,165
Arkema SA		5,368	458,329
Atos Origin SA		7,177	703,454
AXA SA		157,522	3,205,942
BIC SA		2,331	344,521
BNP Paribas SA		85,970	4,263,157
Bollore Group		68,880	249,351
Bouygues SA		16,643	492,338
Bureau Veritas SA		21,636	469,993
Capgemini SA		13,282	1,276,295
Carrefour SA		45,932	1,150,541
Casino Guichard Perrachon SA		4,615	249,981
Christian Dior SA		4,321	781,395
CNP Assurances		14,034	214,404
Compagnie de St. Gobain		38,625	1,639,718
Credit Agricole SA		91,067	806,700
Danone SA		47,693	3,657,752
Dassault Systemes SA		10,404	859,232
Edenred SA		16,693	378,574
EDF SA		14,800	193,676
EDF SA (b)		5,248	68,676
Eiffage SA		4,600	353,465
Engie		118,178	1,945,511
Essilor International SA		16,676	2,135,644
Eurazeo SA		3,232	206,577
Eutelsat Communications		14,056	279,406
Fonciere des Regions		2,698	253,797
Gecina SA		3,303	499,630
Groupe Eurotunnel SA		37,659	391,303
Hermes International SCA		2,116	910,317
ICADE		3,000	231,225
Iliad SA		2,128	413,607
Imerys SA		2,875	203,912
Ingenico SA		4,438	486,394
JCDecaux SA		5,883	201,361
Kering SA		6,088	1,156,405
Klepierre SA		17,646	844,861
L'Oreal SA		5,097	970,160
L'Oreal SA		15,414	2,928,727
Lagardere S.C.A. (Reg.)		9,765	249,405
Legrand SA		21,438	1,182,805
LVMH Moet Hennessy - Louis Vuitton SA		22,538	3,859,457
Michelin CGDE Series B		14,749	1,507,789
Natixis SA		75,485	310,985
Numericable Group SA		8,912	210,531
Orange SA		161,211	2,474,111
Pernod Ricard SA		17,249	1,970,864
Peugeot Citroen SA (b)		39,083	590,317
Publicis Groupe SA		15,590	1,160,813
Remy Cointreau SA		1,981	173,238
Renault SA		15,572	1,362,293
Rexel SA		24,288	361,012
Safran SA		25,378	1,725,054
Sanofi SA		95,326	8,119,225
Schneider Electric SA		45,150	2,945,730
SCOR SE		13,136	383,751
Societe Generale Series A		62,193	2,120,390
Sodexo SA (b)		1,000	117,111
Sodexo SA		4,991	584,499
Sodexo SA (b)		512	59,961
Sodexo SA (b)		1,068	125,074
Suez Environnement SA		26,332	427,310
Technip SA		8,620	481,135
Thales SA		8,573	781,050
Total SA		180,164	8,664,776
Unibail-Rodamco		7,988	2,198,263
Valeo SA		19,363	993,636
Veolia Environnement SA		36,281	804,093
VINCI SA		40,469	3,071,638
Vivendi SA		94,183	1,849,350
Wendel SA		2,323	247,946
Zodiac Aerospace		16,297	367,134

TOTAL FRANCE			90,887,629

Germany - 5.7%
adidas AG		16,339	2,684,037
Allianz SE		37,059	5,309,988
Axel Springer Verlag AG		3,585	196,434
BASF AG		74,454	5,848,479
Bayer AG		67,132	7,216,547
Bayerische Motoren Werke AG (BMW)		26,597	2,291,116
Beiersdorf AG		8,224	772,240
Brenntag AG		12,618	626,489
Commerzbank AG		87,294	575,418
Continental AG		8,918	1,869,436
Covestro AG		5,675	265,079
Daimler AG (Germany)		78,067	5,307,310
Deutsche Bank AG (b)		112,029	1,506,112
Deutsche Borse AG		15,691	1,317,437
Deutsche Lufthansa AG		18,813	223,580
Deutsche Post AG		78,154	2,332,070
Deutsche Telekom AG		261,496	4,448,718
Deutsche Wohnen AG (Bearer)		27,307	1,021,966
E.ON AG		162,384	1,741,547
Evonik Industries AG		11,259	350,941
Fraport AG Frankfurt Airport Services Worldwide		3,436	187,847
Fresenius Medical Care AG & Co. KGaA		17,801	1,625,897
Fresenius SE & Co. KGaA		33,236	2,481,773
GEA Group AG		14,825	791,177
Hannover Reuck SE		4,843	495,533
HeidelbergCement Finance AG		11,427	967,608
Henkel AG & Co. KGaA		8,485	921,113
Hochtief AG		1,666	218,388
Hugo Boss AG		5,457	323,654
Infineon Technologies AG		91,148	1,511,050
K&S AG		15,388	321,453
Lanxess AG		7,397	349,401
Linde AG		15,075	2,166,499
MAN SE		2,825	296,190
Merck KGaA		10,397	1,147,971
Metro AG		14,333	461,141
Muenchener Rueckversicherungs AG		13,527	2,255,909
OSRAM Licht AG		7,187	373,550
ProSiebenSat.1 Media AG		17,823	816,414
RWE AG (b)		39,940	710,205
SAP AG		79,716	6,977,016
Schaeffler AG		13,341	194,644
Siemens AG		61,973	6,726,949
Symrise AG		10,039	707,536
Telefonica Deutschland Holding AG		60,221	245,744
Thyssenkrupp AG		29,876	684,728
TUI AG		30,143	392,744
TUI AG		10,000	130,862
United Internet AG		9,954	440,024
Volkswagen AG		2,716	401,624
Vonovia SE		37,724	1,495,119
Zalando SE (b)		7,202	273,077

TOTAL GERMANY			82,997,784

Greece - 0.1%
Alpha Bank AE (b)		113,379	224,361
EFG Eurobank Ergasias SA (b)		147,049	85,107
Ff Group		2,924	71,919
Greek Organization of Football Prognostics SA		18,400	147,084
Hellenic Telecommunications Organization SA		20,387	198,296
Jumbo SA		8,598	101,605
National Bank of Greece SA (b)		438,072	100,803
Piraeus Bank SA (b)		519,225	87,074
Titan Cement Co. SA (Reg.)		3,869	88,414

TOTAL GREECE			1,104,663

Hong Kong - 2.7%
AIA Group Ltd.		975,000	6,038,455
Bank of East Asia Ltd.		93,578	386,571
Beijing Enterprises Holdings Ltd.		41,500	233,753
BOC Hong Kong (Holdings) Ltd.		295,000	967,693
Cathay Pacific Airways Ltd.		98,000	159,157
China Everbright International Ltd.		201,000	217,104
China Everbright Ltd.		78,000	148,794
China Jinmao Holdings Group Ltd.		316,000	87,977
China Merchants Holdings International Co. Ltd.		108,238	317,387
China Mobile Ltd.		498,500	6,173,187
China Overseas Land and Investment Ltd.		318,000	1,045,190
China Power International Development Ltd.		267,000	108,749
China Resources Beer Holdings Co. Ltd.		132,372	256,268
China Resources Beer Holdings Co. Ltd. rights 8/9/16 (b)		32,790	13,186
China Resources Power Holdings Co. Ltd.		154,523	246,172
China Taiping Insurance Group Ltd. (b)		130,177	255,038
China Unicom Ltd.		480,000	511,349
CITIC Pacific Ltd.		355,000	536,270
CLP Holdings Ltd.		148,000	1,542,441
CNOOC Ltd.		1,445,000	1,741,562
CSPC Pharmaceutical Group Ltd.		330,000	285,407
Far East Horizon Ltd.		165,000	129,730
Fosun International Ltd.		206,000	269,236
Galaxy Entertainment Group Ltd.		190,000	631,831
Guangdong Investment Ltd.		230,000	352,779
Hang Lung Properties Ltd.		177,000	383,275
Hang Seng Bank Ltd.		60,500	1,080,023
Henderson Land Development Co. Ltd.		99,364	591,696
HK Electric Investments & HK Electric Investments Ltd. unit		207,000	198,238
HKT Trust/HKT Ltd. unit		206,860	326,885
Hong Kong & China Gas Co. Ltd.		601,100	1,115,673
Hong Kong Exchanges and Clearing Ltd.		92,234	2,276,605
Hysan Development Co. Ltd.		50,020	230,165
Lenovo Group Ltd.		584,000	378,461
Link (REIT)		181,047	1,351,132
MTR Corp. Ltd.		115,468	653,362
New World Development Co. Ltd.		428,426	498,093
PCCW Ltd.		349,913	254,822
Power Assets Holdings Ltd.		112,000	1,096,412
Shanghai Industrial Holdings Ltd.		42,000	98,201
Sino Land Ltd.		239,460	427,166
Sino-Ocean Group Holding Ltd.		252,591	106,787
SJM Holdings Ltd.		151,000	94,200
Sun Art Retail Group Ltd.		194,000	134,778
Sun Hung Kai Properties Ltd.		135,781	1,942,629
Swire Pacific Ltd. (A Shares)		46,000	549,624
Swire Properties Ltd.		93,800	261,147
Techtronic Industries Co. Ltd.		110,500	467,870
Wharf Holdings Ltd.		108,000	744,045
Wheelock and Co. Ltd.		72,000	385,595

TOTAL HONG KONG			38,302,170

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		2,917	182,893
OTP Bank PLC		19,249	468,783
Richter Gedeon PLC		11,130	235,214

TOTAL HUNGARY			886,890

India - 1.9%
ACC Ltd.		3,606	91,358
Adani Ports & Special Economic Zone		66,877	233,174
Ambuja Cements Ltd.		55,682	226,596
Apollo Hospitals Enterprise Ltd.		6,181	126,291
Ashok Leyland Ltd.		87,930	125,652
Asian Paints India Ltd.		22,787	380,889
Aurobindo Pharma Ltd.		21,080	250,300
Axis Bank Ltd.		47,769	391,404
Bajaj Auto Ltd.		6,673	270,384
Bajaj Finance Ltd.		1,329	206,815
Bharat Forge Ltd.		8,476	96,764
Bharat Heavy Electricals Ltd. (b)		47,633	104,263
Bharat Petroleum Corp. Ltd.		16,696	148,449
Bharti Airtel Ltd.		91,055	494,583
Bharti Infratel Ltd.		45,834	271,889
Bosch Ltd. (b)		617	231,198
Cadila Healthcare Ltd.		16,628	91,528
Cairn India Ltd.		36,966	105,954
Cipla Ltd.		27,804	219,996
Coal India Ltd.		55,716	274,171
Container Corp. of India Ltd.		3,000	67,507
Dabur India Ltd.		43,532	198,279
Divi's Laboratories Ltd.		6,374	114,609
Dr. Reddy's Laboratories Ltd. (b)		9,552	422,656
Eicher Motors Ltd.		996	335,624
GAIL India Ltd.		28,083	160,838
GlaxoSmithKline Consumer Healthcare Ltd. (b)		852	80,922
Glenmark Pharmaceuticals Ltd. (b)		10,937	141,268
Godrej Consumer Products Ltd.		9,519	227,182
Havells India Ltd.		19,864	116,120
HCL Technologies Ltd.		45,929	518,824
Hero Motocorp Ltd. (b)		4,012	192,799
Hindalco Industries Ltd. (b)		91,106	182,540
Hindustan Unilever Ltd.		58,537	810,191
Housing Development Finance Corp. Ltd.		121,459	2,504,619
ICICI Bank Ltd.		89,579	349,301
Idea Cellular Ltd. (b)		99,203	155,826
Indiabulls Housing Finance Ltd.		23,667	271,431
Infosys Ltd.		146,631	2,360,681
Infosys Ltd. sponsored ADR		2,400	39,432
ITC Ltd.		273,671	1,036,505
JSW Steel Ltd. (b)		6,554	164,718
Larsen & Toubro Ltd.		25,718	601,463
LIC Housing Finance Ltd.		24,189	188,707
Lupin Ltd.		17,629	460,158
Mahindra & Mahindra Financial Services Ltd. (b)		23,282	115,528
Mahindra & Mahindra Ltd.		29,853	656,918
Marico Ltd.		36,051	153,739
Maruti Suzuki India Ltd.		8,455	603,488
Motherson Sumi Systems Ltd.		25,521	126,887
Nestle India Ltd.		1,834	197,786
NTPC Ltd.		129,859	308,502
Oil & Natural Gas Corp. Ltd.		69,041	227,979
Piramal Enterprises Ltd.		6,361	153,364
Power Finance Corp. Ltd.		24,249	79,326
Reliance Industries Ltd.		104,249	1,587,312
Shree Cement Ltd.		681	164,595
Shriram Transport Finance Co. Ltd.		11,934	229,209
Siemens India Ltd. (b)		5,737	113,483
State Bank of India		124,672	429,071
Sun Pharmaceutical Industries Ltd.		77,739	967,962
Tata Consultancy Services Ltd.		38,171	1,499,982
Tata Motors Ltd. (b)		125,331	950,706
Tata Motors Ltd. Class A (b)		35,329	171,437
Tata Power Co. Ltd.		94,427	101,999
Tata Steel Ltd.		23,550	125,443
Tech Mahindra Ltd.		18,248	133,585
Titan Co. Ltd.		23,834	150,681
Ultratech Cemco Ltd. (b)		2,806	156,526
United Spirits Ltd. (b)		5,297	195,041
UPL Ltd.		28,706	269,101
Vedanta Ltd. (b)		84,082	207,698
Wipro Ltd.		49,413	404,676
Yes Bank Ltd. (b)		8,630	157,562
Zee Entertainment Enterprises Ltd.		46,608	347,733

TOTAL INDIA			27,031,177

Indonesia - 0.6%
PT Adaro Energy Tbk		1,213,100	96,318
PT AKR Corporindo Tbk		151,300	77,969
PT Astra International Tbk		1,643,000	968,979
PT Bank Central Asia Tbk		995,000	1,097,664
PT Bank Danamon Indonesia Tbk Series A		286,500	76,555
PT Bank Mandiri (Persero) Tbk		748,400	580,977
PT Bank Negara Indonesia (Persero) Tbk		595,800	243,351
PT Bank Rakyat Indonesia Tbk		902,100	793,732
PT Bumi Serpong Damai Tbk		640,700	102,230
PT Charoen Pokphand Indonesia Tbk		590,500	169,056
PT Global Mediacom Tbk		534,800	42,054
PT Gudang Garam Tbk		39,900	205,691
PT Hanjaya Mandala Sampoerna Tbk		742,500	205,770
PT Indocement Tunggal Prakarsa Tbk		117,700	153,432
PT Indofood CBP Sukses Makmur Tbk		189,800	124,616
PT Indofood Sukses Makmur Tbk		346,300	220,098
PT Jasa Marga Tbk		175,200	71,225
PT Kalbe Farma Tbk		1,670,800	213,657
PT Lippo Karawaci Tbk		1,460,600	126,563
PT Matahari Department Store Tbk		187,800	285,675
PT Media Nusantara Citra Tbk		433,800	71,204
PT Perusahaan Gas Negara Tbk Series B		858,900	215,733
PT Semen Gresik (Persero) Tbk		232,700	166,551
PT Summarecon Agung Tbk		837,800	108,415
PT Surya Citra Media Tbk		479,400	115,655
PT Telkomunikasi Indonesia Tbk Series B		4,075,900	1,326,751
PT Tower Bersama Infrastructure Tbk		195,700	85,162
PT Unilever Indonesia Tbk		121,400	417,534
PT United Tractors Tbk		133,600	160,644
PT XL Axiata Tbk (b)		313,600	88,824
Waskita Karya Persero Tbk PT		379,900	80,339

TOTAL INDONESIA			8,692,424

Ireland - 0.4%
Bank of Ireland (b)		2,220,277	459,220
CRH PLC		66,208	2,020,350
CRH PLC sponsored ADR		800	24,608
DCC PLC (United Kingdom)		7,127	636,204
James Hardie Industries PLC CDI		36,243	600,435
Kerry Group PLC Class A		12,914	1,105,218
Paddy Power PLC (Ireland)		6,498	762,800
Ryanair Holdings PLC		5,681	75,575
Ryanair Holdings PLC sponsored ADR		1,356	95,964

TOTAL IRELAND			5,780,374

Isle of Man - 0.0%
Genting Singapore PLC		491,000	287,488
New Europe Property Investments PLC		19,321	231,066

TOTAL ISLE OF MAN			518,554

Israel - 0.5%
Azrieli Group		3,376	148,118
Bank Hapoalim BM (Reg.)		87,787	446,164
Bank Leumi le-Israel BM (b)		113,031	406,096
Bezeq The Israel Telecommunication Corp. Ltd.		167,458	331,122
Check Point Software Technologies Ltd. (a)(b)		10,712	823,539
Israel Chemicals Ltd.		41,525	168,465
Mizrahi Tefahot Bank Ltd.		11,853	143,702
NICE Systems Ltd.		4,136	284,189
NICE Systems Ltd. sponsored ADR		773	53,066
Taro Pharmaceutical Industries Ltd. (a)(b)		1,220	170,751
Teva Pharmaceutical Industries Ltd.		63,379	3,498,710
Teva Pharmaceutical Industries Ltd. sponsored ADR		11,242	601,447

TOTAL ISRAEL			7,075,369

Italy - 1.2%
Assicurazioni Generali SpA		94,875	1,249,508
Atlantia SpA		33,525	837,699
Enel SpA		618,124	2,844,957
Eni SpA		205,941	3,159,139
EXOR SpA		8,998	350,382
Intesa Sanpaolo SpA		1,023,131	2,257,700
Intesa Sanpaolo SpA (Risparmio Shares)		83,548	174,110
Leonardo-Finmeccanica SpA (b)		32,723	373,526
Luxottica Group SpA		13,759	668,880
Mediobanca SpA		46,042	322,491
Poste Italiane SpA		41,942	291,897
Prysmian SpA		15,687	366,896
Saipem SpA (b)		498,242	217,745
Snam Rete Gas SpA		198,434	1,148,070
Telecom Italia SpA (b)		889,221	759,830
Terna SpA		123,344	671,566
UniCredit SpA		412,397	1,010,643
Unione di Banche Italiane SCpA		73,771	226,314
Unipolsai SpA		93,512	156,820

TOTAL ITALY			17,088,173

Japan - 16.1%
ABC-MART, Inc.		2,600	166,386
ACOM Co. Ltd. (b)		32,800	155,165
AEON Co. Ltd.		53,100	763,004
AEON Financial Service Co. Ltd.		8,600	198,033
AEON MALL Co. Ltd.		9,370	125,886
Air Water, Inc.		13,000	221,044
Aisin Seiki Co. Ltd.		15,600	712,867
Ajinomoto Co., Inc.		44,900	1,146,160
Alfresa Holdings Corp.		15,000	328,845
All Nippon Airways Ltd.		94,000	268,327
Alps Electric Co. Ltd.		15,000	334,100
Amada Holdings Co. Ltd.		27,300	297,521
Aozora Bank Ltd.		97,000	355,932
Asahi Glass Co. Ltd.		81,000	465,325
Asahi Group Holdings		31,400	1,065,945
Asahi Kasei Corp.		102,000	770,969
Asics Corp.		12,800	234,895
Astellas Pharma, Inc.		171,000	2,849,157
Bandai Namco Holdings, Inc.		16,200	429,402
Bank of Kyoto Ltd.		28,000	188,485
Benesse Holdings, Inc.		5,400	130,457
Bridgestone Corp.		52,600	1,821,588
Brother Industries Ltd.		18,200	206,826
Calbee, Inc.		6,400	279,433
Canon, Inc.		85,200	2,417,934
Casio Computer Co. Ltd.		18,400	261,920
Central Japan Railway Co.		11,600	2,156,131
Chiba Bank Ltd.		57,000	272,456
Chubu Electric Power Co., Inc.		52,300	768,373
Chugai Pharmaceutical Co. Ltd.		18,100	676,423
Chugoku Electric Power Co., Inc.		23,400	293,856
Concordia Financial Group Ltd. (b)		94,700	402,536
Credit Saison Co. Ltd.		12,300	204,823
CYBERDYNE, Inc. (b)		8,100	156,024
Dai Nippon Printing Co. Ltd.		44,000	491,242
Dai-ichi Mutual Life Insurance Co.		87,400	1,129,253
Daicel Chemical Industries Ltd.		23,200	260,174
Daiichi Sankyo Kabushiki Kaisha		49,800	1,187,553
Daikin Industries Ltd.		19,000	1,647,744
Dainippon Sumitomo Pharma Co. Ltd.		12,600	235,514
Daito Trust Construction Co. Ltd.		5,800	973,934
Daiwa House Industry Co. Ltd.		46,900	1,315,116
Daiwa Securities Group, Inc.		135,000	757,671
DENSO Corp.		39,300	1,521,682
Dentsu, Inc.		17,500	836,056
Don Quijote Holdings Co. Ltd.		9,600	376,772
East Japan Railway Co.		27,000	2,476,702
Eisai Co. Ltd.		20,400	1,192,818
Electric Power Development Co. Ltd.		12,000	275,786
FamilyMart Co. Ltd.		4,600	270,877
Fanuc Corp.		15,900	2,658,609
Fast Retailing Co. Ltd.		4,300	1,387,641
Fuji Electric Co. Ltd.		46,000	203,027
Fuji Heavy Industries Ltd.		47,600	1,818,549
Fujifilm Holdings Corp.		36,200	1,298,799
Fujitsu Ltd.		152,000	631,026
Fukuoka Financial Group, Inc.		64,000	244,520
GungHo Online Entertainment, Inc. (a)		33,700	76,022
Hakuhodo DY Holdings, Inc.		18,600	217,084
Hamamatsu Photonics K.K.		11,500	337,620
Hankyu Hanshin Holdings, Inc.		19,000	706,863
Hikari Tsushin, Inc.		1,700	141,212
Hino Motors Ltd.		20,600	215,128
Hirose Electric Co. Ltd.		2,565	317,272
Hiroshima Bank Ltd.		40,000	144,850
Hisamitsu Pharmaceutical Co., Inc.		4,900	277,053
Hitachi Chemical Co. Ltd.		8,100	168,955
Hitachi Construction Machinery Co. Ltd.		8,500	138,238
Hitachi High-Technologies Corp.		5,400	183,720
Hitachi Ltd.		391,000	1,786,527
Hitachi Metals Ltd.		17,700	196,785
Hokuriku Electric Power Co., Inc.		13,700	162,508
Honda Motor Co. Ltd.		132,000	3,575,593
Hoshizaki Corp.		4,100	371,010
Hoya Corp.		32,800	1,163,772
Hulic Co. Ltd.		23,400	242,723
Idemitsu Kosan Co. Ltd.		6,800	133,134
IHI Corp.		118,000	328,334
Iida Group Holdings Co. Ltd.		12,100	239,554
INPEX Corp.		76,100	604,982
Isetan Mitsukoshi Holdings Ltd.		27,900	274,145
Isuzu Motors Ltd.		48,300	625,250
Itochu Corp.		123,400	1,399,091
Iyo Bank Ltd.		19,400	125,033
J. Front Retailing Co. Ltd.		20,000	230,786
Japan Airlines Co. Ltd.		9,600	295,957
Japan Airport Terminal Co. Ltd. (a)		3,700	162,992
Japan Exchange Group, Inc.		42,600	600,370
Japan Post Bank Co. Ltd.		32,500	396,578
Japan Post Holdings Co. Ltd.		36,000	475,451
Japan Prime Realty Investment Corp.		67	294,962
Japan Real Estate Investment Corp.		107	646,880
Japan Retail Fund Investment Corp.		205	504,378
Japan Tobacco, Inc.		89,300	3,482,675
JFE Holdings, Inc.		42,700	556,507
JGC Corp.		17,000	248,874
Joyo Bank Ltd.		50,000	195,379
JSR Corp.		15,300	208,983
JTEKT Corp.		17,700	247,233
JX Holdings, Inc.		176,300	667,978
Kajima Corp.		72,000	532,211
Kakaku.com, Inc.		11,400	236,512
Kamigumi Co. Ltd.		19,000	170,987
Kaneka Corp.		22,000	165,682
Kansai Electric Power Co., Inc. (b)		57,600	535,940
Kansai Paint Co. Ltd.		18,200	381,141
Kao Corp.		40,900	2,202,597
Kawasaki Heavy Industries Ltd.		116,000	341,258
KDDI Corp.		152,900	4,692,061
Keihan Electric Railway Co., Ltd.		41,000	294,807
Keihin Electric Express Railway Co. Ltd.		37,000	374,850
Keio Corp.		46,000	428,008
Keisei Electric Railway Co.		22,000	288,412
Keyence Corp.		3,710	2,616,937
Kikkoman Corp.		12,000	426,089
Kintetsu Group Holdings Co. Ltd.		143,000	617,774
Kirin Holdings Co. Ltd.		66,800	1,146,439
Kobe Steel Ltd.		248,000	214,615
Koito Manufacturing Co. Ltd.		9,000	444,394
Komatsu Ltd.		74,600	1,449,609
Konami Holdings Corp.		7,600	294,665
Konica Minolta, Inc.		35,800	287,711
Kose Corp.		2,400	221,013
Kubota Corp.		87,600	1,269,074
Kuraray Co. Ltd.		28,400	358,182
Kurita Water Industries Ltd.		8,600	190,622
Kyocera Corp.		26,000	1,231,770
Kyowa Hakko Kirin Co., Ltd.		20,700	361,666
Kyushu Electric Power Co., Inc.		34,400	322,297
Kyushu Financial Group, Inc.		27,500	151,931
Lawson, Inc.		5,300	408,091
LIXIL Group Corp.		21,300	396,157
M3, Inc.		15,600	499,185
Mabuchi Motor Co. Ltd.		4,000	181,130
Makita Corp.		9,200	647,272
Marubeni Corp.		134,000	622,976
Marui Group Co. Ltd.		17,500	252,379
Maruichi Steel Tube Ltd.		4,400	162,556
Mazda Motor Corp.		46,400	678,601
McDonald's Holdings Co. (Japan) Ltd. (a)		5,400	165,556
Medipal Holdings Corp.		13,700	224,189
Meiji Holdings Co. Ltd.		9,500	990,435
Minebea Mitsumi, Inc.		26,900	213,327
Miraca Holdings, Inc.		4,600	211,875
Mitsubishi Chemical Holdings Corp.		110,000	594,165
Mitsubishi Corp.		122,200	2,102,412
Mitsubishi Electric Corp.		156,000	1,818,720
Mitsubishi Estate Co. Ltd.		101,000	1,878,356
Mitsubishi Gas Chemical Co., Inc.		30,000	170,917
Mitsubishi Heavy Industries Ltd.		259,000	1,101,010
Mitsubishi Logistics Corp.		9,000	125,313
Mitsubishi Materials Corp.		91,000	239,143
Mitsubishi Motors Corp. of Japan		55,300	257,782
Mitsubishi Tanabe Pharma Corp.		17,700	330,411
Mitsubishi UFJ Financial Group, Inc.		1,035,000	5,232,469
Mitsubishi UFJ Lease & Finance Co. Ltd.		38,700	155,714
Mitsui & Co. Ltd.		137,900	1,615,616
Mitsui Chemicals, Inc.		76,000	321,466
Mitsui Fudosan Co. Ltd.		74,000	1,601,783
Mitsui OSK Lines Ltd.		92,000	195,941
mixi, Inc.		3,700	132,545
Mizuho Financial Group, Inc.		1,917,100	3,075,655
MS&AD Insurance Group Holdings, Inc.		41,100	1,184,163
Murata Manufacturing Co. Ltd.		15,800	1,929,206
Nabtesco Corp.		9,600	258,233
Nagoya Railroad Co. Ltd.		74,000	415,702
NEC Corp.		208,000	568,020
New Hampshire Foods Ltd.		14,000	340,455
Nexon Co. Ltd.		13,900	206,066
NGK Insulators Ltd.		21,000	501,355
NGK Spark Plug Co. Ltd.		14,500	236,636
NHK Spring Co. Ltd.		16,500	144,201
Nidec Corp.		19,300	1,751,303
Nikon Corp.		27,200	384,357
Nintendo Co. Ltd.		9,200	1,909,622
Nippon Building Fund, Inc.		115	707,619
Nippon Electric Glass Co. Ltd.		33,000	149,809
Nippon Express Co. Ltd.		66,000	332,933
Nippon Paint Holdings Co. Ltd.		13,000	355,147
Nippon Prologis REIT, Inc.		127	317,598
Nippon Steel & Sumitomo Metal Corp.		65,570	1,232,689
Nippon Telegraph & Telephone Corp.		56,000	2,661,107
Nippon Yusen KK		129,000	228,297
Nissan Motor Co. Ltd.		201,100	1,948,353
Nisshin Seifun Group, Inc.		16,595	273,941
Nissin Food Holdings Co. Ltd.		5,000	283,853
Nitori Holdings Co. Ltd.		6,500	808,422
Nitto Denko Corp.		13,500	904,781
NKSJ Holdings, Inc.		28,550	922,146
NOK Corp.		7,500	142,611
Nomura Holdings, Inc.		294,400	1,325,141
Nomura Real Estate Holdings, Inc.		10,000	172,462
Nomura Real Estate Master Fund, Inc.		283	468,994
Nomura Research Institute Ltd.		10,120	356,939
NSK Ltd.		36,500	307,020
NTT Data Corp.		10,100	501,194
NTT DOCOMO, Inc.		116,000	3,151,064
NTT Urban Development Co.		8,600	91,655
Obayashi Corp.		52,800	577,461
OBIC Co. Ltd.		5,200	302,706
Odakyu Electric Railway Co. Ltd.		48,000	568,271
Oji Holdings Corp.		68,000	283,583
Olympus Corp.		23,700	817,835
OMRON Corp.		15,500	514,020
Ono Pharmaceutical Co. Ltd.		33,500	1,204,924
Oracle Corp. Japan		3,100	188,592
Oriental Land Co. Ltd.		17,700	1,119,428
ORIX Corp.		107,300	1,505,802
Osaka Gas Co. Ltd.		151,000	609,412
Otsuka Corp.		4,300	220,294
Otsuka Holdings Co. Ltd.		31,600	1,502,262
Panasonic Corp.		179,300	1,724,272
Park24 Co. Ltd.		8,100	274,333
Pola Orbis Holdings, Inc.		1,800	177,189
Rakuten, Inc.		75,600	855,538
Recruit Holdings Co. Ltd.		22,800	866,077
Resona Holdings, Inc.		179,800	717,184
Ricoh Co. Ltd.		55,400	489,297
Rinnai Corp.		2,900	283,965
ROHM Co. Ltd.		7,600	323,388
Ryohin Keikaku Co. Ltd.		1,900	421,823
Sankyo Co. Ltd. (Gunma)		3,800	138,357
Santen Pharmaceutical Co. Ltd.		29,800	495,538
SBI Holdings, Inc. Japan		17,430	188,753
Secom Co. Ltd.		16,900	1,273,087
Sega Sammy Holdings, Inc.		14,800	162,063
Seibu Holdings, Inc.		13,600	238,491
Seiko Epson Corp.		22,100	388,839
Sekisui Chemical Co. Ltd.		32,800	477,036
Sekisui House Ltd.		49,000	816,403
Seven & i Holdings Co. Ltd.		61,100	2,537,061
Seven Bank Ltd.		48,300	165,001
Shikoku Electric Power Co., Inc.		13,800	144,129
Shimadzu Corp.		20,000	289,455
Shimamura Co. Ltd.		1,800	262,606
SHIMANO, Inc.		6,200	969,623
SHIMIZU Corp.		46,000	468,855
Shin-Etsu Chemical Co. Ltd.		32,100	2,190,474
Shinsei Bank Ltd.		142,000	213,023
Shionogi & Co. Ltd.		24,200	1,255,201
Shiseido Co. Ltd.		30,900	865,719
Shizuoka Bank Ltd.		43,000	319,097
Showa Shell Sekiyu K.K.		15,100	135,424
SMC Corp.		4,600	1,202,806
SoftBank Corp.		78,000	4,293,466
Sohgo Security Services Co., Ltd.		5,700	281,483
Sony Corp.		102,500	3,364,759
Sony Financial Holdings, Inc.		13,700	171,625
Stanley Electric Co. Ltd.		12,000	290,915
Start Today Co. Ltd.		4,900	233,510
Sumitomo Chemical Co. Ltd.		126,000	557,672
Sumitomo Corp.		95,800	1,004,859
Sumitomo Electric Industries Ltd.		61,300	844,524
Sumitomo Heavy Industries Ltd.		45,000	213,500
Sumitomo Metal Mining Co. Ltd.		40,000	480,795
Sumitomo Mitsui Financial Group, Inc.		109,000	3,455,227
Sumitomo Mitsui Trust Holdings, Inc.		269,000	893,945
Sumitomo Realty & Development Co. Ltd.		29,000	750,353
Sumitomo Rubber Industries Ltd.		13,500	190,548
Sundrug Co. Ltd.		3,000	260,240
Suntory Beverage & Food Ltd.		11,200	486,958
Suzuken Co. Ltd.		6,330	201,889
Suzuki Motor Corp.		29,600	906,480
Sysmex Corp.		12,700	879,752
T&D Holdings, Inc.		46,300	472,168
Taiheiyo Cement Corp.		98,000	280,078
Taisei Corp.		85,000	764,427
Taisho Pharmaceutical Holdings Co. Ltd.		2,900	317,535
Taiyo Nippon Sanso Corp.		11,700	112,617
Takashimaya Co. Ltd.		24,000	181,833
Takeda Pharmaceutical Co. Ltd.		61,700	2,749,245
TDK Corp.		9,900	607,428
Teijin Ltd.		77,000	289,607
Terumo Corp.		27,700	1,188,186
The Chugoku Bank Ltd.		13,700	154,324
The Hachijuni Bank Ltd.		33,400	156,254
The Suruga Bank Ltd.		14,400	328,339
THK Co. Ltd.		9,700	191,649
Tobu Railway Co. Ltd.		78,000	420,574
Toho Co. Ltd.		9,100	264,748
Toho Gas Co. Ltd.		31,000	272,811
Tohoku Electric Power Co., Inc.		37,000	475,344
Tokio Marine Holdings, Inc.		55,200	2,136,640
Tokyo Electric Power Co., Inc. (b)		115,700	453,806
Tokyo Electron Ltd.		13,400	1,151,253
Tokyo Gas Co. Ltd.		178,000	757,729
Tokyo Tatemono Co. Ltd.		16,400	204,204
Tokyu Corp.		87,000	715,003
Tokyu Fudosan Holdings Corp.		41,800	247,334
TonenGeneral Sekiyu K.K.		23,000	207,786
Toppan Printing Co. Ltd.		42,000	370,440
Toray Industries, Inc.		119,000	1,084,078
Toshiba Corp. (b)		327,000	845,627
Toto Ltd.		11,400	488,541
Toyo Seikan Group Holdings Ltd.		13,000	253,270
Toyo Suisan Kaisha Ltd.		7,100	315,333
Toyoda Gosei Co. Ltd.		5,400	117,304
Toyota Industries Corp.		13,100	587,999
Toyota Motor Corp.		218,682	12,253,812
Toyota Tsusho Corp.		17,100	377,534
Trend Micro, Inc.		9,000	326,786
Tsuruha Holdings, Inc.		3,000	341,139
Unicharm Corp.		32,700	672,366
United Urban Investment Corp.		235	439,327
USS Co. Ltd.		17,900	303,614
West Japan Railway Co.		13,300	822,700
Yahoo! Japan Corp.		116,000	511,370
Yakult Honsha Co. Ltd.		7,100	339,076
Yamada Denki Co. Ltd.		57,800	304,784
Yamaguchi Financial Group, Inc.		16,000	158,011
Yamaha Corp.		13,500	372,543
Yamaha Motor Co. Ltd.		22,500	378,816
Yamato Holdings Co. Ltd.		29,100	716,089
Yamazaki Baking Co. Ltd.		11,000	302,199
Yaskawa Electric Corp.		20,000	272,570
Yokogawa Electric Corp.		18,200	235,288
Yokohama Rubber Co. Ltd.		8,800	118,186

TOTAL JAPAN			232,928,150

Korea (South) - 3.1%
AMOREPACIFIC Corp.		2,609	909,680
AMOREPACIFIC Group, Inc.		2,214	287,494
BGFretail Co. Ltd.		788	141,271
BS Financial Group, Inc.		19,681	155,814
Celltrion, Inc.		6,009	562,129
Cheil Industries, Inc.		6,103	743,131
Cheil Worldwide, Inc.		6,018	97,344
CJ CheilJedang Corp.		649	229,495
CJ Corp.		1,145	206,302
CJ E&M Corp.		1,411	90,153
Coway Co. Ltd.		4,384	337,625
Daelim Industrial Co.		2,209	166,747
Daewoo Engineering & Construction Co. Ltd. (b)		10,038	56,107
DGB Financial Group Co. Ltd.		12,508	101,273
Dong Suh Companies, Inc.		2,620	76,754
Dongbu Insurance Co. Ltd.		4,024	229,623
Doosan Heavy Industries & Construction Co. Ltd.		3,531	83,135
E-Mart Co. Ltd.		1,681	246,984
GS Engineering & Construction Corp. (b)		4,088	105,433
GS Holdings Corp.		4,163	179,943
GS Retail Co. Ltd.		2,213	100,229
Hana Financial Group, Inc.		23,884	591,305
Hankook Tire Co. Ltd.		5,919	288,291
Hanmi Pharm Co. Ltd.		409	224,568
Hanmi Science Co. Ltd.		936	121,122
Hanon Systems		14,841	152,704
Hanssem Co. Ltd.		836	129,216
Hanwha Chemical Corp.		8,285	190,224
Hanwha Corp.		3,652	116,832
Hanwha Life Insurance Co. Ltd.		16,445	85,269
Hotel Shilla Co.		2,645	141,662
Hyosung Corp.		1,690	211,098
Hyundai Department Store Co. Ltd.		1,212	135,054
Hyundai Engineering & Construction Co. Ltd.		5,792	191,540
Hyundai Fire & Marine Insurance Co. Ltd.		5,055	137,641
Hyundai Glovis Co. Ltd.		1,513	228,418
Hyundai Heavy Industries Co. Ltd. (b)		3,280	369,914
Hyundai Industrial Development & Construction Co.		4,495	178,944
Hyundai Mobis		5,503	1,261,022
Hyundai Motor Co.		11,852	1,405,881
Hyundai Steel Co.		6,384	290,286
Hyundai Wia Corp.		1,325	102,280
Industrial Bank of Korea		20,740	220,856
Kakao Corp.		2,462	201,111
Kangwon Land, Inc.		9,333	343,865
KB Financial Group, Inc.		31,112	994,419
KCC Corp.		459	162,721
KEPCO Plant Service & Engineering Co. Ltd.		1,850	114,046
Kia Motors Corp.		21,213	803,494
Korea Aerospace Industries Ltd.		4,648	336,654
Korea Electric Power Corp.		20,708	1,141,226
Korea Express Co. Ltd. (b)		546	98,376
Korea Gas Corp.		2,047	77,811
Korea Investment Holdings Co. Ltd.		3,140	132,338
Korea Zinc Co. Ltd.		671	306,919
Korean Air Lines Co. Ltd. (b)		2,689	68,868
KT Corp.		2,367	67,525
KT&G Corp.		9,465	1,029,174
Kumho Petro Chemical Co. Ltd.		1,399	76,311
LG Chemical Ltd.		3,773	825,598
LG Corp.		7,635	435,678
LG Display Co. Ltd.		18,740	523,005
LG Electronics, Inc.		8,615	414,183
LG Household & Health Care Ltd.		732	663,063
LG Innotek Co. Ltd.		1,050	84,355
LG Telecom Ltd.		16,936	166,651
Lotte Chemical Corp.		1,218	332,192
Lotte Chilsung Beverage Co. Ltd.		46	68,206
Lotte Confectionery Co. Ltd.		430	73,225
Lotte Shopping Co. Ltd.		902	156,440
Mirae Asset Daewoo Co. Ltd.		13,349	108,922
Mirae Asset Securities Co. Ltd.		6,027	143,797
NAVER Corp.		2,270	1,448,329
NCSOFT Corp.		1,387	312,848
Oci Co. Ltd. (b)		1,360	113,659
Orion Corp.		281	232,567
Ottogi Corp.		89	62,463
Paradise Co. Ltd.		3,403	49,082
POSCO		5,636	1,149,547
Posco Daewoo Corp.		3,390	65,040
S-Oil Corp.		3,587	246,590
S1 Corp.		1,523	138,915
Samsung Card Co. Ltd.		2,607	101,089
Samsung Electro-Mechanics Co. Ltd.		4,427	219,600
Samsung Electronics Co. Ltd.		8,481	11,729,205
Samsung Fire & Marine Insurance Co. Ltd.		2,759	660,742
Samsung Heavy Industries Co. Ltd. (b)		12,043	107,573
Samsung Life Insurance Co. Ltd.		6,253	546,744
Samsung SDI Co. Ltd.		4,397	416,862
Samsung SDS Co. Ltd.		2,782	392,500
Samsung Securities Co. Ltd.		4,268	144,977
Shinhan Financial Group Co. Ltd.		34,284	1,233,235
Shinsegae Co. Ltd.		567	92,734
SK C&C Co. Ltd.		3,668	687,256
SK Energy Co. Ltd.		5,163	677,389
SK Hynix, Inc.		47,096	1,455,879
SK Networks Co. Ltd.		8,352	46,608
SK Telecom Co. Ltd.		1,616	334,272
Woori Bank		25,169	228,439
Woori Investment & Securities Co. Ltd.		10,476	97,907
Yuhan Corp.		611	168,014

TOTAL KOREA (SOUTH)			44,991,031

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (b)		149,476	968,287
Millicom International Cellular SA (depository receipt)		5,456	291,386
RTL Group SA		3,145	268,068
SES SA (France) (depositary receipt)		29,749	651,718
Tenaris SA		37,686	505,284

TOTAL LUXEMBOURG			2,684,743

Malaysia - 0.6%
AirAsia Bhd		106,300	76,516
Alliance Financial Group Bhd		81,200	79,395
AMMB Holdings Bhd		145,200	153,387
Astro Malaysia Holdings Bhd		118,900	85,294
Axiata Group Bhd		214,801	300,262
Berjaya Sports Toto Bhd		54,532	43,942
British American Tobacco (Malaysia) Bhd		9,700	117,625
Bumiputra-Commerce Holdings Bhd		398,892	430,202
Dialog Group Bhd		291,622	108,897
DiGi.com Bhd		276,300	336,678
Felda Global Ventures Holdings Bhd		100,100	45,494
Gamuda Bhd		125,400	148,490
Gamuda Bhd warrants 3/6/21		14,250	4,096
Genting Bhd		175,800	355,012
Genting Malaysia Bhd		238,500	251,361
Genting Plantations Bhd		17,400	45,055
Hap Seng Consolidated Bhd		41,600	79,204
Hartalega Holdings Bhd		48,000	50,706
Hong Leong Bank Bhd		48,600	156,647
Hong Leong Credit Bhd		17,100	63,939
IHH Healthcare Bhd		195,000	313,303
IJM Corp. Bhd		248,400	206,873
IOI Corp. Bhd		233,700	242,857
IOI Properties Group Sdn Bhd		116,600	67,603
Kuala Lumpur Kepong Bhd		31,700	180,053
Lafarge Malaysia Bhd		28,200	55,077
Malayan Banking Bhd		375,247	739,339
Malaysia Airports Holdings Bhd		61,102	89,315
Maxis Bhd		139,400	206,163
MISC Bhd		86,100	158,853
Petronas Chemicals Group Bhd		212,800	342,425
Petronas Dagangan Bhd		19,400	110,857
Petronas Gas Bhd		53,000	288,795
PPB Group Bhd		35,100	137,968
Public Bank Bhd		193,300	926,016
RHB Capital Bhd		106,666	133,382
SapuraKencana Petroleum Bhd		244,400	85,860
Sime Darby Bhd		235,437	429,171
Telekom Malaysia Bhd		86,026	144,345
Tenaga Nasional Bhd		260,600	920,631
UMW Holdings Bhd		46,900	65,675
Westports Holdings Bhd		74,000	81,808
YTL Corp. Bhd		322,926	132,487
YTL Power International Bhd		152,550	53,592

TOTAL MALAYSIA			9,044,650

Malta - 0.0%
Brait SA		26,819	241,040
Mauritius - 0.0%
Golden Agri-Resources Ltd.		557,300	149,644
Mexico - 0.9%
Alfa SA de CV Series A		224,100	366,807
America Movil S.A.B. de CV Series L		2,553,000	1,467,805
CEMEX S.A.B. de CV unit		1,138,517	867,702
Coca-Cola FEMSA S.A.B. de CV Series L		41,000	322,293
Compartamos S.A.B. de CV		84,800	157,570
Controladora Comercial Mexicana S.A.B de C.V. (b)		21,100	18,782
El Puerto de Liverpool S.A.B. de CV Class C		14,870	144,124
Embotelladoras Arca S.A.B. de CV		34,100	219,349
Fibra Uno Administracion SA de CV		205,400	418,906
Fomento Economico Mexicano S.A.B. de CV unit		149,300	1,335,737
Gruma S.A.B. de CV Series B		17,295	248,744
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		28,900	284,330
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		17,220	264,637
Grupo Bimbo S.A.B. de CV Series A		131,000	390,485
Grupo Carso SA de CV Series A1		44,800	182,951
Grupo Comercial Chedraui S.A.B. de CV		29,100	66,022
Grupo Financiero Banorte S.A.B. de CV Series O		202,200	1,107,409
Grupo Financiero Inbursa S.A.B. de CV Series O		188,700	303,228
Grupo Financiero Santander Mexico S.A.B. de CV		147,000	267,814
Grupo Lala S.A.B. de CV		49,500	107,527
Grupo Mexico SA de CV Series B		308,824	745,295
Grupo Televisa SA de CV		198,200	1,052,098
Industrias Penoles SA de CV		11,260	289,721
Kimberly-Clark de Mexico SA de CV Series A		121,400	274,591
Mexichem S.A.B. de CV		85,421	186,149
OHL Mexico S.A.B. de CV (b)		65,100	88,328
Promotora y Operadora de Infraestructura S.A.B. de CV		21,510	250,847
Wal-Mart de Mexico SA de CV Series V		424,500	970,124

TOTAL MEXICO			12,399,375

Netherlands - 2.6%
ABN AMRO Group NV GDR		18,855	350,348
AEGON NV		151,516	613,478
AerCap Holdings NV (b)		13,963	509,789
Ahold Delhaize NV		103,690	2,476,167
Airbus Group NV		47,857	2,823,231
Akzo Nobel NV		20,059	1,296,671
Altice NV:
Class A (b)		30,352	450,468
Class B (b)		8,843	130,749
ASML Holding NV (Netherlands)		29,680	3,258,884
CNH Industrial NV		82,956	591,712
Ferrari NV		10,028	453,385
Fiat Chrysler Automobiles NV		72,456	466,593
Gemalto NV		6,456	425,634
Heineken Holding NV		8,183	685,779
Heineken NV (Bearer)		18,630	1,758,745
ING Groep NV (Certificaten Van Aandelen)		314,077	3,511,381
Koninklijke Boskalis Westminster NV		7,251	266,383
Koninklijke DSM NV		14,607	935,092
Koninklijke KPN NV		277,453	912,896
Koninklijke Philips Electronics NV		77,343	2,057,074
Mobileye NV (a)(b)		14,333	686,694
NN Group NV		26,466	713,834
NXP Semiconductors NV (b)		23,857	2,006,135
OCI NV (b)		7,694	117,502
QIAGEN NV (Germany) (b)		18,205	477,791
Randstad Holding NV		10,000	430,206
RELX NV		80,459	1,449,822
STMicroelectronics NV		50,706	370,781
Unilever NV (Certificaten Van Aandelen) (Bearer)		132,057	6,117,452
Vopak NV		5,613	288,603
Wolters Kluwer NV		24,520	1,031,428

TOTAL NETHERLANDS			37,664,707

New Zealand - 0.1%
Auckland International Airport Ltd.		76,602	408,276
Contact Energy Ltd.		59,928	233,712
Fletcher Building Ltd.		55,553	388,766
Mercury Nz Ltd.		56,100	126,813
Meridian Energy Ltd.		103,700	209,698
Ryman Healthcare Group Ltd.		30,483	209,801
Spark New Zealand Ltd.		150,457	428,664

TOTAL NEW ZEALAND			2,005,730

Norway - 0.4%
DNB ASA		79,460	874,449
Gjensidige Forsikring ASA		15,768	265,941
Marine Harvest ASA		31,195	532,034
Norsk Hydro ASA		107,645	461,561
Orkla ASA		66,275	616,539
Schibsted ASA:
(A Shares)		6,078	191,118
(B Shares)		7,194	211,885
Statoil ASA		90,251	1,434,762
Telenor ASA		60,904	1,019,628
Yara International ASA		14,329	465,850

TOTAL NORWAY			6,073,767

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		109,843	591,839
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (b)		14,831	217,274
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		155,940	258,108
Aboitiz Power Corp.		118,800	114,073
Alliance Global Group, Inc.		146,200	50,135
Ayala Corp.		19,840	366,277
Ayala Land, Inc.		587,500	492,440
Bank of the Philippine Islands (BPI)		56,221	114,530
BDO Unibank, Inc.		129,853	311,923
DMCI Holdings, Inc.		290,950	80,386
Globe Telecom, Inc.		2,590	124,650
GT Capital Holdings, Inc.		6,420	209,799
International Container Terminal Services, Inc.		43,730	59,389
JG Summit Holdings, Inc.		230,110	407,728
Jollibee Food Corp.		34,030	184,141
Megaworld Corp.		831,800	88,784
Metro Pacific Investments Corp.		1,049,600	167,045
Metropolitan Bank & Trust Co.		51,826	104,422
Philippine Long Distance Telephone Co.		7,940	354,531
PNOC Energy Development Corp.		840,100	104,645
Robinsons Land Corp.		121,000	82,164
Security Bank Corp.		35,420	164,604
SM Investments Corp.		19,203	280,761
SM Prime Holdings, Inc.		655,500	406,167
Universal Robina Corp.		68,890	292,956

TOTAL PHILIPPINES			4,819,658

Poland - 0.2%
Alior Bank SA (b)		7,553	97,879
Bank Handlowy w Warszawie SA		2,478	43,730
Bank Millennium SA (b)		53,962	63,421
Bank Polska Kasa Opieki SA		12,934	409,405
Bank Zachodni WBK SA		2,812	202,048
BRE Bank SA		1,237	96,436
Cyfrowy Polsat SA (b)		16,317	98,692
ENEA SA		16,272	45,765
Energa SA		15,329	38,314
Eurocash SA		6,185	83,008
Grupa Lotos SA (b)		6,529	48,939
KGHM Polska Miedz SA (Bearer)		11,373	229,246
LPP SA		103	129,914
NG2 SA		2,147	97,932
Polish Oil & Gas Co. SA		144,848	201,090
Polska Grupa Energetyczna SA		68,349	224,503
Polski Koncern Naftowy Orlen SA		25,721	412,193
Powszechna Kasa Oszczednosci Bank SA (b)		70,493	430,530
Powszechny Zaklad Ubezpieczen SA		45,267	327,576
Synthos SA		39,219	39,854
Tauron Polska Energia SA		77,759	61,459
Telekomunikacja Polska SA		55,311	76,503
Zaklady Azotowe w Tarnowie-Moscicach SA		3,836	71,357

TOTAL POLAND			3,529,794

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)		82,039	1
Energias de Portugal SA		188,288	645,832
Galp Energia SGPS SA Class B		36,891	503,591
Jeronimo Martins SGPS SA		20,312	340,065

TOTAL PORTUGAL			1,489,489

Qatar - 0.2%
Barwa Real Estate Co. (b)		7,249	69,873
Commercial Bank of Qatar (b)		12,849	133,732
Doha Bank (b)		10,420	106,448
Ezdan Holding Group (b)		63,021	341,805
Industries Qatar QSC (b)		11,946	350,364
Masraf al Rayan (b)		29,386	290,515
Qatar Electricity & Water Co. (b)		2,232	137,790
Qatar Gas Transport Co. Ltd. (Nakilat) (b)		22,821	153,542
Qatar Insurance Co. SAQ (b)		9,597	214,265
Qatar Islamic Bank (b)		4,781	143,110
Qatar National Bank SAQ		16,988	713,772
Qatar Telecom (Qtel) Q.S.C. (b)		6,344	165,854
Vodafone Qatar QSC (b)		28,451	86,725

TOTAL QATAR			2,907,795

Russia - 0.8%
Alrosa Co. Ltd. (b)		194,501	210,004
Gazprom OAO		321,782	670,953
Gazprom OAO sponsored ADR (Reg. S)		312,888	1,273,454
Lukoil PJSC (b)		11,945	519,667
Lukoil PJSC sponsored ADR		27,160	1,161,090
Magnit OJSC GDR (Reg. S)		22,971	881,397
MegaFon PJSC GDR		7,056	69,713
MMC Norilsk Nickel PJSC (b)		1,280	183,184
MMC Norilsk Nickel PJSC sponsored ADR		31,859	465,779
Mobile TeleSystems OJSC sponsored ADR		41,792	371,531
Moscow Exchange MICEX-RTS OAO (b)		104,675	180,052
NOVATEK OAO GDR (Reg. S)		7,190	717,562
PhosAgro OJSC GDR (Reg. S)		8,019	110,662
Rosneft Oil Co. OJSC (b)		31,233	154,059
Rosneft Oil Co. OJSC GDR (Reg. S)		60,215	291,019
Rostelecom PJSC (b)		26,853	34,792
Rostelecom PJSC sponsored ADR		6,231	47,854
RusHydro PJSC (b)		1,700,000	18,224
RusHydro PJSC ADR		71,112	73,601
Sberbank of Russia		284,604	601,202
Sberbank of Russia sponsored ADR		145,963	1,270,024
Severstal PAO (b)		1,053	12,657
Severstal PAO GDR (Reg. S)		15,206	179,887
Sistema JSFC sponsored GDR		12,822	104,371
Surgutneftegas OJSC sponsored ADR		70,387	328,707
Tatneft PAO (b)		37,971	182,662
Tatneft PAO sponsored ADR		12,317	347,955
VTB Bank OJSC (b)		136,368,334	139,303
VTB Bank OJSC sponsored GDR (Reg. S)		136,025	269,466

TOTAL RUSSIA			10,870,831

Singapore - 0.9%
Ascendas Real Estate Investment Trust		172,500	315,227
CapitaCommercial Trust (REIT)		167,300	187,802
CapitaLand Ltd.		200,600	474,306
CapitaMall Trust		195,500	312,053
City Developments Ltd.		33,400	212,004
ComfortDelgro Corp. Ltd.		171,700	361,150
DBS Group Holdings Ltd.		142,817	1,641,538
Global Logistic Properties Ltd.		250,400	357,661
Hutchison Port Holdings Trust		445,300	211,518
Jardine Cycle & Carriage Ltd.		9,400	275,052
Keppel Corp. Ltd.		118,600	464,422
Oversea-Chinese Banking Corp. Ltd.		247,794	1,589,489
Sembcorp Industries Ltd.		78,100	161,361
Sembcorp Marine Ltd.		68,700	72,251
Singapore Airlines Ltd.		43,600	357,073
Singapore Exchange Ltd.		62,900	353,276
Singapore Press Holdings Ltd.		129,100	363,987
Singapore Technologies Engineering Ltd.		123,500	303,062
Singapore Telecommunications Ltd.		642,800	2,004,105
StarHub Ltd.		50,000	146,192
Suntec (REIT)		193,100	240,529
United Overseas Bank Ltd.		103,947	1,426,291
UOL Group Ltd.		36,226	155,907
Wilmar International Ltd.		151,300	348,711
Yangzijiang Shipbuilding Holdings Ltd.		162,500	105,449

TOTAL SINGAPORE			12,440,416

South Africa - 1.6%
Anglo American Platinum Ltd. (b)		4,377	138,740
AngloGold Ashanti Ltd. (b)		33,076	722,282
Aspen Pharmacare Holdings Ltd.		27,696	748,204
Barclays Africa Group Ltd.		34,218	378,361
Bidcorp Ltd. (b)		25,576	477,241
Bidvest Group Ltd.		25,925	297,887
Capitec Bank Holdings Ltd.		3,160	140,116
Coronation Fund Managers Ltd.		18,812	99,974
Discovery Ltd.		28,344	255,216
Exxaro Resources Ltd.		10,515	62,872
FirstRand Ltd.		272,083	952,401
Fortress Income Fund Ltd.:
Class A		93,852	113,518
Class B		54,425	143,108
Foschini Ltd.		17,021	182,702
Gold Fields Ltd.		63,345	391,136
Growthpoint Properties Ltd.		181,340	344,228
Hyprop Investments Ltd.		19,745	191,913
Impala Platinum Holdings Ltd. (b)		48,961	215,155
Imperial Holdings Ltd.		13,755	164,233
Investec Ltd.		19,593	118,070
Liberty Holdings Ltd.		8,636	76,211
Life Healthcare Group Holdings Ltd.		76,209	207,250
Massmart Holdings Ltd.		9,108	95,146
MMI Holdings Ltd.		82,783	138,118
Mondi Ltd.		9,746	197,409
Mr Price Group Ltd.		19,568	322,674
MTN Group Ltd.		134,919	1,363,762
Naspers Ltd. Class N		35,534	5,576,113
Nedbank Group Ltd.		15,592	223,525
Netcare Ltd.		78,283	181,309
Pick 'n Pay Stores Ltd.		20,391	114,961
Pioneer Foods Ltd.		10,476	135,089
PSG Group Ltd.		7,436	106,189
Rand Merchant Insurance Holdings Ltd.		50,527	161,250
Redefine Properties Ltd.		345,738	298,633
Remgro Ltd.		38,751	726,376
Resilient Property Income Fund Ltd.		23,373	227,311
RMB Holdings Ltd.		55,403	248,253
Sanlam Ltd.		131,393	619,044
Sappi Ltd. (b)		44,569	226,742
Sasol Ltd.		44,833	1,192,953
Shoprite Holdings Ltd.		36,162	529,616
Sibanye Gold Ltd.		59,147	275,677
Spar Group Ltd.		14,950	223,024
Standard Bank Group Ltd.		104,618	1,044,202
Steinhoff International Holdings NV (South Africa)		235,222	1,487,289
Telkom SA Ltd.		20,911	97,044
Tiger Brands Ltd.		13,092	367,694
Truworths International Ltd.		35,464	228,068
Tsogo Sun Holdings Ltd.		28,032	58,563
Vodacom Group Ltd.		29,537	342,432
Woolworths Holdings Ltd.		80,467	518,409

TOTAL SOUTH AFRICA			23,747,693

Spain - 2.1%
Abertis Infraestructuras SA		52,466	825,304
ACS Actividades de Construccion y Servicios SA		16,169	463,674
Aena SA		5,483	790,769
Amadeus IT Holding SA Class A		35,669	1,674,674
Banco Bilbao Vizcaya Argentaria SA		528,395	3,084,744
Banco de Sabadell SA		436,265	596,511
Banco Popular Espanol SA (a)		269,939	377,843
Banco Santander SA (Spain)		1,172,123	4,971,785
Bankia SA		372,478	285,671
Bankinter SA		55,091	384,332
CaixaBank SA		214,508	538,626
Distribuidora Internacional de Alimentacion SA		50,256	313,575
Enagas SA		18,497	563,934
Endesa SA		25,507	535,974
Ferrovial SA		39,318	813,874
Gas Natural SDG SA		27,962	578,494
Grifols SA		24,308	532,928
Iberdrola SA		440,345	3,025,219
Iberdrola SA		9,691	66,578
Inditex SA		88,474	3,059,762
International Consolidated Airlines Group SA		61,255	330,568
International Consolidated Airlines Group SA CDI		3,400	18,269
MAPFRE SA (Reg.)		88,905	217,876
Red Electrica Corporacion SA		35,159	805,416
Repsol YPF SA		89,607	1,129,537
Telefonica SA		363,363	3,559,071
Zardoya Otis SA		14,605	143,363
Zardoya Otis SA rights 8/4/16 (b)		14,605	5,878

TOTAL SPAIN			29,694,249

Sweden - 1.9%
Alfa Laval AB		23,507	370,585
ASSA ABLOY AB (B Shares)		81,214	1,781,678
Atlas Copco AB:
(A Shares)		54,350	1,526,271
(B Shares)		31,416	803,665
Boliden AB		21,962	483,025
Electrolux AB (B Shares)		19,698	533,598
Getinge AB (B Shares)		16,194	328,346
H&M Hennes & Mauritz AB (B Shares)		76,981	2,324,675
Hakon Invest AB		6,606	221,023
Hexagon AB (B Shares)		20,727	817,502
Husqvarna AB (B Shares)		33,924	291,191
Industrivarden AB (C Shares)		13,419	225,819
Investor AB (B Shares)		36,598	1,260,850
Kinnevik AB (B Shares)		18,930	482,707
Lundin Petroleum AB (b)		17,073	282,522
Nordea Bank AB		246,248	2,194,275
Sandvik AB		85,782	919,272
Securitas AB (B Shares)		25,173	414,206
Skandinaviska Enskilda Banken AB (A Shares)		123,036	1,079,099
Skanska AB (B Shares)		29,614	629,518
SKF AB (B Shares)		32,366	512,893
Svenska Cellulosa AB (SCA) (B Shares)		48,971	1,455,844
Svenska Handelsbanken AB (A Shares)		121,306	1,458,466
Swedbank AB (A Shares)		73,336	1,540,939
Swedish Match Co. AB		16,144	588,821
Tele2 AB (B Shares)		26,063	220,212
Telefonaktiebolaget LM Ericsson (B Shares)		246,991	1,841,908
TeliaSonera AB		210,154	959,041
Volvo AB (B Shares)		124,379	1,325,624

TOTAL SWEDEN			26,873,575

Switzerland - 6.3%
ABB Ltd. (Reg.)		171,878	3,651,049
Actelion Ltd.		8,335	1,478,319
Adecco SA (Reg.)		13,507	741,345
Aryzta AG		7,076	266,117
Baloise Holdings AG		4,120	464,201
Barry Callebaut AG		176	230,260
Coca-Cola HBC AG		15,755	325,483
Compagnie Financiere Richemont SA Series A		42,336	2,573,689
Credit Suisse Group AG		150,971	1,736,125
Dufry AG (b)		3,691	425,006
Ems-Chemie Holding AG		665	363,994
Galenica AG		312	402,394
Geberit AG (Reg.)		3,069	1,184,282
Givaudan SA		749	1,539,422
Julius Baer Group Ltd.		18,204	746,438
Kuehne & Nagel International AG		4,294	602,542
Lafargeholcim Ltd. (Reg.)		36,928	1,757,242
Lindt & Spruengli AG		8	565,208
Lindt & Spruengli AG (participation certificate)		80	470,491
Lonza Group AG		4,300	810,576
Nestle SA		258,665	20,727,501
Novartis AG		184,453	15,299,125
Pargesa Holding SA		2,786	194,031
Partners Group Holding AG		1,391	636,513
Roche Holding AG (participation certificate)		56,960	14,540,067
Schindler Holding AG:
(participation certificate)		3,397	651,571
(Reg.)		1,783	344,385
SGS SA (Reg.)		445	984,859
Sika AG		175	820,832
Sonova Holding AG Class B		4,383	600,560
Swatch Group AG (Bearer) (a)		2,468	647,048
Swatch Group AG (Bearer) (Reg.)		4,225	215,784
Swiss Life Holding AG		2,617	598,087
Swiss Prime Site AG		5,605	514,987
Swiss Re Ltd.		27,525	2,310,317
Swisscom AG		2,096	1,031,780
Syngenta AG (Switzerland)		7,540	2,965,371
UBS Group AG		296,929	4,089,973
Zurich Insurance Group AG		12,200	2,929,135

TOTAL SWITZERLAND			90,436,109

Taiwan - 2.7%
Acer, Inc.		217,288	103,799
Advanced Semiconductor Engineering, Inc.		514,916	609,840
Advantech Co. Ltd.		23,994	187,011
Asia Cement Corp.		195,466	179,377
Asia Pacific Telecom Co. Ltd. (b)		185,000	64,246
ASUSTeK Computer, Inc.		55,000	479,666
AU Optronics Corp.		690,000	282,892
Catcher Technology Co. Ltd.		52,000	362,802
Cathay Financial Holding Co. Ltd.		665,285	749,567
Chang Hwa Commercial Bank		398,543	214,809
Cheng Shin Rubber Industry Co. Ltd.		156,899	328,404
Chicony Electronics Co. Ltd.		40,507	100,443
China Airlines Ltd.		223,490	66,024
China Development Finance Holding Corp.		1,133,800	276,511
China Life Insurance Co. Ltd.		280,818	232,551
China Steel Corp.		947,426	656,549
Chinatrust Financial Holding Co. Ltd.		1,330,055	735,692
Chunghwa Telecom Co. Ltd.		309,000	1,107,826
Compal Electronics, Inc.		348,000	219,284
Delta Electronics, Inc.		157,621	832,217
E.SUN Financial Holdings Co. Ltd.		643,864	360,187
ECLAT Textile Co. Ltd.		15,452	173,610
EVA Airways Corp. (b)		163,652	78,177
Evergreen Marine Corp. (Taiwan)		151,720	58,888
Far Eastern Textile Ltd.		262,664	205,548
Far EasTone Telecommunications Co. Ltd.		132,000	304,082
Feng Tay Enterprise Co. Ltd.		28,436	128,690
First Financial Holding Co. Ltd.		746,792	415,419
Formosa Chemicals & Fibre Corp.		260,590	680,569
Formosa Petrochemical Corp.		91,000	259,681
Formosa Plastics Corp.		336,480	822,721
Formosa Taffeta Co. Ltd.		65,000	61,795
Foxconn Technology Co. Ltd.		66,827	162,347
Fubon Financial Holding Co. Ltd.		542,398	675,888
Giant Manufacturing Co. Ltd.		23,000	155,410
Hermes Microvision, Inc.		4,000	170,338
Highwealth Construction Corp.		67,480	103,174
HIWIN Technologies Corp.		16,633	81,808
Hon Hai Precision Industry Co. Ltd. (Foxconn)		1,140,080	3,149,471
Hotai Motor Co. Ltd.		20,000	201,138
HTC Corp.		53,000	158,405
Hua Nan Financial Holdings Co. Ltd.		566,615	309,849
Innolux Corp.		713,427	264,573
Inotera Memories, Inc. (b)		210,000	171,596
Inventec Corp.		193,280	150,340
Largan Precision Co. Ltd.		8,000	859,864
Lite-On Technology Corp.		163,062	244,959
MediaTek, Inc.		120,970	925,742
Mega Financial Holding Co. Ltd.		890,246	699,461
Merida Industry Co. Ltd.		17,300	80,196
Nan Ya Plastics Corp.		387,780	736,098
Nanya Technology Corp.		58,000	68,720
Nien Made Enterprise Co. Ltd.		13,000	136,051
Novatek Microelectronics Corp.		46,000	161,916
OBI Pharma, Inc. (b)		9,000	139,445
Pegatron Corp.		154,000	378,962
Phison Electronics Corp.		12,000	99,563
Pou Chen Corp.		177,000	241,978
Powertech Technology, Inc.		54,000	137,804
President Chain Store Corp.		46,000	374,430
Quanta Computer, Inc.		212,000	432,408
Realtek Semiconductor Corp.		38,090	138,263
Ruentex Development Co. Ltd.		71,687	86,063
Ruentex Industries Ltd.		45,015	72,151
Shin Kong Financial Holding Co. Ltd.		670,331	136,514
Siliconware Precision Industries Co. Ltd.		175,000	264,279
Simplo Technology Co. Ltd.		23,200	82,026
Sinopac Holdings Co.		783,484	253,618
Standard Foods Corp.		30,238	75,360
Synnex Technology International Corp.		110,000	130,331
TaiMed Biologics, Inc.		13,000	88,658
Taishin Financial Holdings Co. Ltd.		660,541	265,719
Taiwan Business Bank		351,771	92,976
Taiwan Cement Corp.		268,000	285,528
Taiwan Cooperative Financial Holding Co. Ltd.		602,287	282,982
Taiwan Fertilizer Co. Ltd.		63,000	88,108
Taiwan Mobile Co. Ltd.		136,600	472,234
Taiwan Semiconductor Manufacturing Co. Ltd.		1,972,000	10,686,944
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		5,200	144,456
TECO Electric & Machinery Co. Ltd.		152,000	134,951
Transcend Information, Inc.		15,000	45,115
Unified-President Enterprises Corp.		393,080	805,456
United Microelectronics Corp.		981,000	366,524
Vanguard International Semiconductor Corp.		74,000	134,423
Wistron Corp.		192,522	153,381
WPG Holding Co. Ltd.		117,000	149,288
Yuanta Financial Holding Co. Ltd.		774,372	272,572
Yulon Motor Co. Ltd.		82,000	73,060

TOTAL TAIWAN			38,591,791

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)		83,800	428,263
Airports of Thailand PCL (For. Reg.)		34,200	387,855
Bangkok Bank PCL (For. Reg.)		21,000	103,101
Bangkok Dusit Medical Services PCL (For. Reg.)		308,900	199,548
Bangkok Expressway and Metro PCL		549,400	132,500
Banpu PCL		22,400	10,097
Banpu PCL:
warrants 6/5/17 (b)		36,050	10,299
(For. Reg.)		108,150	48,750
BEC World PCL		14,100	9,999
BEC World PCL (For. Reg.)		72,900	51,698
BTS Group Holdings PCL		473,200	127,708
Bumrungrad Hospital PCL (For. Reg.)		28,800	152,145
C.P. ALL PCL		6,700	9,955
C.P. ALL PCL (For. Reg.)		396,500	589,115
Central Pattana PCL (For. Reg.)		106,000	174,993
Charoen Pokphand Foods PCL (For. Reg.)		227,800	183,129
Delta Electronics PCL		4,800	9,819
Delta Electronics PCL (For. Reg.)		36,600	74,871
Electricity Generating PCL (For. Reg.)		10,500	59,991
Energy Absolute PCL		93,100	70,166
Glow Energy PCL (For. Reg.)		41,300	101,679
Home Product Center PCL (For. Reg.)		326,967	94,814
Indorama Ventures PCL (For. Reg.)		113,500	108,351
IRPC PCL (For. Reg.)		789,900	112,486
Kasikornbank PCL		46,300	265,198
Kasikornbank PCL (For. Reg.)		95,700	548,152
Krung Thai Bank PCL (For. Reg.)		276,155	137,959
Minor International PCL (For. Reg.)		170,870	199,913
PTT Exploration and Production PCL (For. Reg.)		112,044	265,393
PTT Global Chemical PCL		5,700	9,942
PTT Global Chemical PCL (For. Reg.)		163,639	285,417
PTT PCL (For. Reg.)		80,000	757,967
Robinsons Department Store PCL		5,400	10,233
Robinsons Department Store PCL (For. Reg.)		37,400	70,870
Siam Cement PCL		700	10,290
Siam Cement PCL (For. Reg.)		32,300	474,809
Siam Commercial Bank PCL (For. Reg.)		124,900	568,379
Thai Oil PCL (For. Reg.)		64,700	112,849
Thai Union Frozen Products PCL (For. Reg.)		155,700	97,452
TMB PCL (For. Reg.)		1,107,700	71,875
True Corp. PCL (For. Reg.)		859,212	220,785

TOTAL THAILAND			7,358,815

Turkey - 0.3%
Akbank T.A.S.		176,671	455,360
Anadolu Efes Biracilik Ve Malt Sanayii A/S		17,188	116,449
Arcelik A/S		19,174	131,059
Bim Birlesik Magazalar A/S JSC		17,290	319,472
Coca-Cola Icecek Sanayi A/S		6,663	82,567
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		165,691	148,084
Eregli Demir ve Celik Fabrikalari T.A.S.		113,574	172,597
Ford Otomotiv Sanayi A/S		5,863	63,861
Haci Omer Sabanci Holding A/S		72,185	215,290
Koc Holding A/S		50,081	214,577
Petkim Petrokimya Holding A/S		51,171	73,825
TAV Havalimanlari Holding A/S		14,170	51,890
Tofas Turk Otomobil Fabrikasi A/S		10,206	80,624
Tupras Turkiye Petrol Rafinelleri A/S		10,031	214,390
Turk Hava Yollari AO (b)		49,702	86,013
Turk Sise ve Cam Fabrikalari A/S		54,031	60,769
Turk Telekomunikasyon A/S		34,321	69,390
Turkcell Iletisim Hizmet A/S (b)		70,865	245,325
Turkiye Garanti Bankasi A/S		188,106	462,707
Turkiye Halk Bankasi A/S		52,558	138,280
Turkiye Is Bankasi A/S Series C		123,675	190,432
Turkiye Vakiflar Bankasi TAO		62,412	92,340
Ulker Biskuvi Sanayi A/S		13,322	88,161
Yapi ve Kredi Bankasi A/S (b)		72,783	84,052

TOTAL TURKEY			3,857,514

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (b)		160,689	297,499
Aldar Properties PJSC (b)		259,022	203,105
Arabtec Holding Co. (b)		193,315	77,370
DP World Ltd.		13,287	225,746
Dubai Financial Market PJSC (b)		176,244	63,820
Dubai Islamic Bank Pakistan Ltd. (b)		106,989	157,590
Emaar Malls Group PJSC (b)		157,912	124,682
Emaar Properties PJSC		284,077	532,127
Emirates Telecommunications Corp.		140,630	765,771
First Gulf Bank PJSC		72,838	239,957
National Bank of Abu Dhabi PJSC (b)		54,130	143,545

TOTAL UNITED ARAB EMIRATES			2,831,212

United Kingdom - 12.2%
3i Group PLC		78,025	637,128
Aberdeen Asset Management PLC		75,682	318,765
Admiral Group PLC		17,037	487,930
Aggreko PLC		20,595	350,518
Anglo American PLC (United Kingdom)		113,853	1,251,387
Antofagasta PLC		31,329	207,519
ARM Holdings PLC		114,311	2,544,719
Ashtead Group PLC		41,106	650,645
Associated British Foods PLC		28,921	1,029,994
AstraZeneca PLC (United Kingdom)		102,614	6,869,824
Auto Trader Group PLC		80,564	395,249
Aviva PLC		328,591	1,692,092
Babcock International Group PLC		21,319	273,682
BAE Systems PLC		256,378	1,810,178
Barclays PLC		1,364,250	2,781,655
Barratt Developments PLC		80,925	468,563
Berkeley Group Holdings PLC		10,477	372,019
BHP Billiton PLC		171,457	2,161,821
BP PLC		1,480,108	8,373,935
BP PLC sponsored ADR		5,417	186,345
British American Tobacco PLC (United Kingdom)		151,415	9,664,042
British Land Co. PLC		78,690	698,795
BT Group PLC		687,504	3,756,133
Bunzl PLC		27,285	854,009
Burberry Group PLC		35,707	623,785
Capita Group PLC		53,568	680,588
Carnival PLC		15,408	741,131
Carphone Warehouse Group PLC		79,350	367,030
Centrica PLC		453,276	1,446,330
Cobham PLC		136,741	309,639
Coca-Cola European Partners PLC		17,655	666,069
Compass Group PLC		133,280	2,532,029
Croda International PLC		10,636	468,034
Diageo PLC		204,350	5,855,992
Direct Line Insurance Group PLC		111,096	514,899
easyJet PLC		12,841	176,912
Fresnillo PLC		17,858	456,376
G4S PLC (United Kingdom)		125,540	309,530
GKN PLC		138,279	529,262
GlaxoSmithKline PLC		395,239	8,826,885
Hammerson PLC		64,048	472,561
Hargreaves Lansdown PLC		21,059	362,038
Hikma Pharmaceuticals PLC		11,510	401,235
HSBC Holdings PLC (United Kingdom)		1,598,170	10,475,518
ICAP PLC		45,211	266,264
IMI PLC		21,862	310,165
Imperial Tobacco Group PLC		77,876	4,105,594
Inmarsat PLC		36,355	376,252
InterContinental Hotel Group PLC		15,481	619,157
Intertek Group PLC		13,010	624,156
Intu Properties PLC		76,393	303,408
Investec PLC		49,726	295,815
ITV PLC		299,347	776,495
J Sainsbury PLC		108,867	323,172
Johnson Matthey PLC		15,561	674,666
Kingfisher PLC		183,622	815,406
Land Securities Group PLC		64,379	932,114
Legal & General Group PLC		482,835	1,314,439
Lloyds Banking Group PLC		5,217,629	3,669,820
London Stock Exchange Group PLC		25,530	937,608
Marks & Spencer Group PLC		130,785	552,951
Mediclinic International PLC		15,488	218,687
Mediclinic International PLC		14,265	202,761
Meggitt PLC		62,701	363,543
Merlin Entertainments PLC		57,110	357,655
Mondi PLC		29,806	603,535
National Grid PLC		303,494	4,351,748
Next PLC		11,681	776,826
Old Mutual PLC		400,106	1,115,170
Pearson PLC		66,857	781,114
Persimmon PLC		24,830	554,370
Provident Financial PLC		11,939	428,040
Prudential PLC		208,692	3,678,922
Reckitt Benckiser Group PLC		51,526	4,995,970
RELX PLC		89,752	1,704,526
Rio Tinto PLC		100,377	3,257,459
Rolls-Royce Group PLC		149,363	1,562,876
Royal Bank of Scotland Group PLC (b)		284,249	723,479
Royal Dutch Shell PLC:
Class A (Netherlands)		23,312	607,258
Class A (United Kingdom)		319,043	8,237,760
Class A sponsored ADR		2,748	142,319
Class B (United Kingdom)		304,424	8,097,291
Royal Mail PLC		71,545	482,426
RSA Insurance Group PLC		82,193	541,390
SABMiller PLC		78,847	4,606,012
Sage Group PLC		86,884	819,280
Schroders PLC		10,935	378,875
Scottish & Southern Energy PLC		81,538	1,635,938
Segro PLC		60,993	357,595
Severn Trent PLC		18,928	613,481
SKY PLC		83,054	1,011,794
Smith & Nephew PLC		72,879	1,198,791
Smiths Group PLC		31,861	532,562
St. James's Place Capital PLC		42,524	521,138
Standard Chartered PLC (United Kingdom)		266,121	2,129,388
Standard Life PLC		159,004	637,404
Tate & Lyle PLC		37,656	360,313
Taylor Wimpey PLC		262,934	538,325
Tesco PLC (b)		661,487	1,363,869
The Weir Group PLC		17,091	331,370
Travis Perkins PLC		20,130	415,600
Unilever PLC		104,194	4,874,514
United Utilities Group PLC		54,770	737,176
Vodafone Group PLC		2,130,702	6,472,825
Vodafone Group PLC sponsored ADR (a)		2,563	79,197
Whitbread PLC		14,856	758,725
William Hill PLC		71,459	302,271
WM Morrison Supermarkets PLC		179,284	440,854
Worldpay Group PLC (b)		112,918	438,461

TOTAL UNITED KINGDOM			176,291,155

United States of America - 0.0%
Southern Copper Corp.		11,741	305,149
TOTAL COMMON STOCKS
(Cost $1,401,973,482)			1,389,450,030

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.6%
Banco Bradesco SA (PN)		226,368	1,979,952
Braskem SA (PN-A)		13,200	75,477
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		19,200	131,932
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		12,700	192,200
Companhia Energetica de Minas Gerais (CEMIG) (PN)		61,787	173,219
Companhia Energetica de Sao Paulo Series B		16,800	72,124
Companhia Paranaense de Energia-Copel (PN-B)		8,500	84,282
Gerdau SA (PN)		74,600	178,309
Itau Unibanco Holding SA		233,738	2,435,852
Itausa-Investimentos Itau SA (PN)		316,329	815,603
Lojas Americanas SA (PN)		47,736	281,934
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (b)		325,000	1,189,782
Suzano Papel e Celulose SA		34,000	104,022
Telefonica Brasil SA		35,900	545,077
Vale SA (PN-A)		158,400	733,279

TOTAL BRAZIL			8,993,044

Chile - 0.0%
Embotelladora Andina SA Class B		22,389	88,578
Sociedad Quimica y Minera de Chile SA (PN-B)		7,953	198,093

TOTAL CHILE			286,671

Colombia - 0.0%
Bancolombia SA (PN)		36,453	312,285
Grupo Aval Acciones y Valores SA		289,445	110,310
Grupo de Inversiones Suramerica SA		8,740	106,816

TOTAL COLOMBIA			529,411

France - 0.1%
Air Liquide SA (b)		7,316	780,222
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		4,644	336,441
Fuchs Petrolub AG		5,655	238,635
Henkel AG & Co. KGaA		14,325	1,784,110
Porsche Automobil Holding SE (Germany)		12,302	643,324
Volkswagen AG		14,965	2,104,743

TOTAL GERMANY			5,107,253

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		478,648	333,117
Korea (South) - 0.2%
AMOREPACIFIC Corp.		711	143,759
Hyundai Motor Co.		1,797	157,447
Hyundai Motor Co. Series 2		2,927	264,345
LG Chemical Ltd.		576	91,876
LG Household & Health Care Ltd.		211	110,733
Samsung Electronics Co. Ltd.		1,577	1,792,690

TOTAL KOREA (SOUTH)			2,560,850

Russia - 0.0%
AK Transneft OAO (b)		124	312,866
Surgutneftegas OJSC (b)		411,433	203,342

TOTAL RUSSIA			516,208

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $21,155,361)			19,106,776
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	13,496

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.43% to 0.66% 8/18/16 to 5/25/17 (e)
(Cost $3,492,461)		$3,500,000	3,494,827
		Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.42% (f)		36,492,168	36,492,168
Fidelity Securities Lending Cash Central Fund, 0.45% (f)(g)		12,451,826	12,451,826
TOTAL MONEY MARKET FUNDS
(Cost $48,943,994)			48,943,994
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $1,475,579,257)			1,461,009,123
NET OTHER ASSETS (LIABILITIES) - (1.2)%			(16,717,213)
NET ASSETS - 100%			$1,444,291,910

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
304 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2016	25,539,040	$1,307,719
188 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2016	8,286,100	735,780
19 TME S&P/TSX 60 Index Contracts (Canada)	Sept. 2016	2,461,058	88,473
TOTAL FUTURES CONTRACTS			$2,131,972

The face value of futures purchased as a percentage of Net Assets is 2.6%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $90,181 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,666,964.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$82,447
Fidelity Securities Lending Cash Central Fund	133,166
Total	$215,613

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$164,801,755	$75,349,499	$89,452,256	$--
Consumer Staples	158,416,649	72,932,030	85,484,619	--
Energy	91,516,429	43,731,013	47,785,416	--
Financials	347,141,505	233,653,240	113,488,264	1
Health Care	130,600,836	31,991,447	98,609,389	--
Industrials	160,092,148	84,632,355	75,459,793	--
Information Technology	130,781,330	60,341,532	70,439,797	1
Materials	103,220,704	58,082,671	45,138,033	--
Telecommunication Services	72,368,125	22,079,685	50,288,440	--
Utilities	49,617,325	31,904,936	17,712,389	--
Corporate Bonds	13,496	--	13,496	--
Government Obligations	3,494,827	--	3,494,827	--
Money Market Funds	48,943,994	48,943,994	--	--
Total Investments in Securities:	$1,461,009,123	$763,642,402	$697,366,719	$2
Derivative Instruments:
Assets
Futures Contracts	$2,131,972	$2,131,972	$--	$--
Total Assets	$2,131,972	$2,131,972	$--	$--
Total Derivative Instruments:	$2,131,972	$2,131,972	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$38,009,376
Level 2 to Level 1	$122,010,448

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,476,059,347. Net unrealized depreciation aggregated $15,050,224, of which $147,747,730 related to appreciated investment securities and $162,797,954 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

During the period, an unaffiliated entity completed exchanges in-kind with the Fund. The unaffiliated entity delivered investments valued at $358,909,549 in exchange for 36,586,091 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total International Index Fund

July 31, 2016

TI1-QTLY-0916
1.9871048.100

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value
Australia - 4.8%
Adelaide Brighton Ltd.	509	$2,286
AGL Energy Ltd.	724	11,323
ALS Ltd.	537	2,081
Alumina Ltd.	2,050	2,064
Amcor Ltd.	929	10,604
AMP Ltd.	2,503	11,052
Ansell Ltd.	147	2,164
APA Group unit	1,113	8,213
ARB Corp. Ltd.	163	2,248
Aristocrat Leisure Ltd.	518	6,275
Asciano Ltd.	372	2,581
ASX Ltd.	137	5,174
Aurizon Holdings Ltd.	1,753	6,927
Australia & New Zealand Banking Group Ltd.	2,530	49,682
Bank of Queensland Ltd.	316	2,536
Bendigo & Adelaide Bank Ltd.	358	2,761
BHP Billiton Ltd.	2,937	43,533
Blackmores Ltd.	20	2,388
BlueScope Steel Ltd.	449	2,883
Boral Ltd.	490	2,558
Brambles Ltd.	1,247	12,746
BT Investment Management Ltd.	251	1,715
BWP Trust	649	1,889
Caltex Australia Ltd.	208	5,242
Carsales.com Ltd.	254	2,453
Challenger Ltd.	392	2,830
Charter Hall Group unit	618	2,621
Charter Hall Retail REIT	574	2,098
Cimic Group Ltd.	74	1,644
Coca-Cola Amatil Ltd.	430	3,008
Cochlear Ltd.	57	5,749
Commonwealth Bank of Australia	1,419	83,412
Computershare Ltd.	296	1,998
Cromwell Property Group unit	2,072	1,740
Crown Ltd.	232	2,310
CSL Ltd.	419	37,573
CSR Ltd.	663	1,935
DEXUS Property Group unit	940	6,979
Dominos Pizza Enterprises Ltd.	45	2,572
Downer Edi Ltd.	711	2,253
DUET Group	1,719	3,514
DuluxGroup Ltd.	440	2,220
Evolution Mining Ltd.	917	1,965
FKP Property Group unit	1,141	3,035
Flight Centre Travel Group Ltd.	85	2,079
Fortescue Metals Group Ltd.	1,682	5,663
Goodman Group unit	1,479	8,475
GrainCorp Ltd.	274	1,766
Harvey Norman Holdings Ltd.	626	2,303
Healthscope Ltd.	1,085	2,441
Iluka Resources Ltd.	436	2,326
Incitec Pivot Ltd.	2,665	5,813
Independence Group NL	448	1,369
Insurance Australia Group Ltd.	1,916	8,795
Investa Office Fund unit	651	2,266
Invocare Ltd.	256	2,850
IOOF Holdings Ltd.	343	2,356
Iress Ltd.	225	1,932
JB Hi-Fi Ltd.	123	2,425
John Fairfax Holdings Ltd.	3,058	2,440
Lendlease Group unit	957	9,753
Link Administration Holdings Ltd.	319	2,095
Macquarie Atlas Roads Group unit	533	2,357
Macquarie Group Ltd.	253	14,303
Magellan Financial Group Ltd.	117	2,031
Mayne Pharma Group Ltd. (a)	1,237	1,908
Medibank Private Ltd.	2,273	5,303
Metcash Ltd. (a)	1,367	2,244
Mineral Resources Ltd.	194	1,448
Mirvac Group unit	2,424	4,053
National Australia Bank Ltd.	2,268	45,850
Newcrest Mining Ltd. (a)	630	12,270
Northern Star Resources Ltd.	475	1,902
Nufarm Ltd.	361	2,272
Orica Ltd.	256	2,753
Origin Energy Ltd.	1,720	7,189
Orora Ltd.	1,017	2,218
Premier Investments Ltd.	182	2,243
Primary Health Care Ltd.	606	1,884
Qantas Airways Ltd.	650	1,561
QBE Insurance Group Ltd.	1,373	11,446
Qube Holdings Ltd.	1,183	2,293
Ramsay Health Care Ltd.	176	10,538
realestate.com.au Ltd.	52	2,579
Regis Resources Ltd.	443	1,357
Rio Tinto Ltd.	472	17,777
Santos Ltd.	1,612	5,378
Scentre Group unit	4,755	19,152
SEEK Ltd.	214	2,716
Shopping Centres Australasia Property Group unit	1,292	2,347
Sigma Pharmaceuticals Ltd.	1,717	1,690
Sims Metal Management Ltd.	312	1,999
Sirtex Medical Ltd.	100	2,392
Sonic Healthcare Ltd.	300	5,239
South32 Ltd. (a)	4,551	6,346
SP AusNet	1,809	2,433
Spark Infrastructure Group unit	1,230	2,449
Spotless Group Holdings Ltd.	1,545	1,403
St Barbara Ltd. (a)	444	1,016
Steadfast Group Ltd.	1,394	2,235
Stockland Corp. Ltd. unit	2,116	8,105
Suncorp Group Ltd.	1,279	13,054
Super Retail Group Ltd.	188	1,400
Sydney Airport unit	1,841	10,577
Tabcorp Holdings Ltd.	619	2,300
Tatts Group Ltd.	975	3,060
Telstra Corp. Ltd.	3,560	15,615
The GPT Group unit	1,614	6,881
The Star Entertainment Group Ltd.	648	2,915
TPG Telecom Ltd.	229	2,233
Transpacific Industries Group Ltd.	2,495	1,621
Transurban Group unit	1,779	16,981
Treasury Wine Estates Ltd.	1,309	9,600
Vicinity Centers unit	2,792	7,341
Vocus Communications Ltd.	297	2,016
Wesfarmers Ltd.	978	31,907
Westfield Corp. unit (a)	1,901	15,429
Westpac Banking Corp.	2,805	66,373
Woodside Petroleum Ltd.	633	12,762
Woolworths Ltd.	1,105	19,658
WorleyParsons Ltd.	214	1,200

TOTAL AUSTRALIA		907,583

Austria - 0.2%
ams AG	75	2,488
Andritz AG	40	2,039
Buwog-Gemeinnuetzige Wohnung	89	2,158
CA Immobilien Anlagen AG	73	1,371
Erste Group Bank AG	206	5,459
EVN AG	299	3,493
IMMOFINANZ Immobilien Anlagen AG (a)	862	1,877
OMV AG	93	2,471
Raiffeisen International Bank-Holding AG (a)	151	1,992
UNIQA Insurance Group AG	208	1,288
Voestalpine AG	86	3,031
Wienerberger AG	110	1,697

TOTAL AUSTRIA		29,364

Bailiwick of Guernsey - 0.0%
NewRiver Retail Ltd.	436	1,731
Bailiwick of Jersey - 0.8%
Centamin PLC	985	2,163
Experian PLC	876	17,135
Glencore Xstrata PLC	10,873	26,873
Henderson Group PLC	682	2,085
Petrofac Ltd.	182	1,796
Randgold Resources Ltd.	75	8,826
Regus PLC	441	1,782
Shire PLC	792	51,165
UBM PLC	621	5,519
Wolseley PLC	287	16,003
WPP PLC	1,097	24,614

TOTAL BAILIWICK OF JERSEY		157,961

Belgium - 0.9%
Ackermans & Van Haaren SA	16	1,936
Ageas	163	5,484
Anheuser-Busch InBev SA NV	675	87,205
Befimmo SCA Sicafi	18	1,222
Bekaert SA	45	2,062
Belgacom SA	183	5,711
Bpost SA	75	1,964
Cofinimmo SA	17	2,122
Colruyt NV	73	4,072
D'ieteren SA	34	1,490
Elia System Operator SA/NV	39	2,078
Euronav NV	182	1,567
Galapagos Genomics NV (a)	35	1,915
Gimv NV	30	1,629
Groupe Bruxelles Lambert SA	79	6,664
Ion Beam Applications SA	26	1,226
KBC Ancora (a)	51	1,575
KBC Groep NV (a)	209	10,862
Melexis NV	32	2,101
Ontex Group NV	61	2,203
Orange Belgium (a)	75	1,818
Sofina SA	15	2,007
Solvay SA Class A	55	5,707
Telenet Group Holding NV (a)	42	1,992
Tessenderlo Chemie NV (a)	45	1,530
UCB SA	140	10,952
Umicore SA	129	7,462

TOTAL BELGIUM		176,556

Bermuda - 0.6%
Alibaba Health Information Technology Ltd. (a)	2,000	1,389
Alibaba Pictures Group Ltd. (a)	10,000	2,140
Beijing Enterprises Water Group Ltd.	4,000	2,428
Brilliance China Automotive Holdings Ltd.	2,000	2,220
Cheung Kong Infrastructure Holdings Ltd.	1,000	8,842
China Gas Holdings Ltd.	2,000	3,160
China Resource Gas Group Ltd.	2,000	5,865
Cosco Pacific Ltd.	2,000	2,062
Credicorp Ltd. (United States)	75	12,025
Esprit Holdings Ltd. (a)	2,500	2,004
First Pacific Co. Ltd.	4,000	3,111
GOME Electrical Appliances Holdings Ltd.	17,000	2,060
Great Eagle Holdings Ltd.	1,000	4,518
Haier Electronics Group Co. Ltd.	1,000	1,676
Hiscox Ltd.	214	3,002
Hongkong Land Holdings Ltd.	1,500	9,600
Jardine Matheson Holdings Ltd.	200	11,860
Kerry Properties Ltd.	1,000	2,733
Kunlun Energy Co. Ltd.	2,000	1,511
Lancashire Holdings Ltd.	247	1,970
Li & Fung Ltd.	4,000	2,000
Nine Dragons Paper (Holdings) Ltd.	2,000	1,588
Noble Group Ltd. (a)	9,800	1,184
NWS Holdings Ltd.	1,000	1,634
Road King Infrastructure Ltd.	2,000	1,650
Seadrill Ltd. (a)	286	837
Shangri-La Asia Ltd.	2,000	2,147
Shenzhen International Holdings Ltd.	1,500	2,181
Sihuan Pharmaceutical Holdings Group Ltd.	5,000	1,128
Skyworth Digital Holdings Ltd.	4,000	2,985
Vtech Holdings Ltd.	200	2,174
Yue Yuen Industrial (Holdings) Ltd.	500	2,030

TOTAL BERMUDA		105,714

Brazil - 0.9%
Ambev SA	4,200	24,352
Banco Bradesco SA	400	3,604
Banco do Brasil SA	700	4,544
Banco Santander SA (Brasil) unit	400	2,514
BB Seguridade Participacoes SA	500	4,648
BM&F BOVESPA SA	1,700	10,009
BR Malls Participacoes SA	600	2,602
Brasil Foods SA	500	8,373
CCR SA	600	3,466
Cetip SA - Mercados Organizado	200	2,669
Cielo SA	1,000	11,334
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	300	2,850
Companhia Siderurgica Nacional SA (CSN) (a)	500	1,707
Cosan SA Industria e Comercio	200	2,100
CPFL Energia SA	300	2,113
Drogasil SA	200	4,088
EDP Energias do Brasil SA	400	1,774
Embraer SA	800	3,659
Equatorial Energia SA	200	3,425
Estacio Participacoes SA	300	1,633
Fibria Celulose SA	200	1,221
Hypermarcas SA	300	2,540
JBS SA	700	2,353
Klabin SA unit	400	2,096
Kroton Educacional SA	1,200	5,344
Localiza Rent A Car SA	200	2,486
Lojas Renner SA	400	3,363
M. Dias Branco SA	100	3,624
MRV Engenharia e Participacoes SA	600	2,507
Natura Cosmeticos SA	200	2,054
Odontoprev SA	300	1,203
Petroleo Brasileiro SA - Petrobras (ON) (a)	1,700	7,345
Porto Seguro SA	200	1,733
Qualicorp SA	300	1,989
Rumo Logistica Operadora Multimodal SA (a)	700	1,321
Smiles SA	100	1,603
TIM Participacoes SA	1,000	2,563
Totvs SA	200	2,029
Tractebel Energia SA	200	2,604
Ultrapar Participacoes SA	400	9,134
Vale SA	800	4,565
Weg SA	500	2,355

TOTAL BRAZIL		167,496

Canada - 6.4%
Advantage Oil & Gas Ltd. (a)	283	1,790
Agnico Eagle Mines Ltd. (Canada)	196	11,406
Agrium, Inc.	159	14,431
Alamos Gold, Inc.	227	2,119
Algonquin Power & Utilities Corp. (a)	225	2,104
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	381	17,225
Allied Properties (REIT)	33	1,001
AltaGas Ltd.	113	2,879
Amaya, Inc. (a)	109	1,687
ARC Resources Ltd.	489	8,603
ATCO Ltd. Class I (non-vtg.)	77	2,902
B2Gold Corp. (a)	820	2,569
Bank of Montreal	475	30,450
Bank of Nova Scotia	994	50,482
Barrick Gold Corp.	1,112	24,281
Baytex Energy Corp.	210	986
BCE, Inc.	85	4,071
BlackBerry Ltd. (a)	354	2,684
Boardwalk (REIT)	23	988
Bombardier, Inc. Class B (sub. vtg.) (a)	1,318	1,979
Brookfield Asset Management, Inc. Class A	810	27,973
CAE, Inc.	201	2,682
Cameco Corp.	261	2,495
Canadian Apartment Properties (REIT) unit	86	2,151
Canadian Imperial Bank of Commerce	347	26,362
Canadian National Railway Co.	632	40,065
Canadian Natural Resources Ltd.	1,022	30,950
Canadian Pacific Railway Ltd.	131	19,626
Canadian Tire Ltd. Class A (non-vtg.)	50	5,254
Canadian Utilities Ltd. Class A (non-vtg.)	78	2,401
Canadian Western Bank, Edmonton	101	1,951
Canfor Corp. (a)	160	1,899
Capital Power Corp.	154	2,477
CCL Industries, Inc. Class B	36	6,444
Celestica, Inc. (sub. vtg.) (a)	175	1,938
Cenovus Energy, Inc.	642	9,190
CGI Group, Inc. Class A (sub. vtg.) (a)	191	9,273
CI Financial Corp.	267	5,458
Cineplex, Inc.	62	2,416
Cogeco Communications, Inc.	63	3,101
Colliers International Group, Inc.	55	2,271
Concordia International Corp. (a)	45	786
Constellation Software, Inc.	15	6,106
Corus Entertainment, Inc. Class B (non-vtg.)	139	1,373
Cott Corp.	135	2,012
Crescent Point Energy Corp.	572	8,363
Descartes Systems Group, Inc. (a)	113	2,279
Detour Gold Corp. (a)	115	3,007
DH Corp.	78	1,927
Dollarama, Inc.	137	10,130
Dorel Industries, Inc. Class B (sub. vtg.)	43	1,240
Dream Office (REIT)	68	985
Eldorado Gold Corp.	467	1,914
Element Financial Corp.	622	6,679
Empire Co. Ltd. Class A (non-vtg.)	117	1,864
Enbridge Income Fund Holdings, Inc.	84	2,091
Enbridge, Inc.	843	34,678
Encana Corp.	631	5,074
EnerCare, Inc.	168	2,263
Enerplus Corp.	307	1,829
Entertainment One Ltd.	377	984
Fairfax Financial Holdings Ltd. (sub. vtg.)	18	9,651
Finning International, Inc.	175	2,836
First Capital Realty, Inc.	123	2,185
First Majestic Silver Corp. (a)	140	2,428
First Quantum Minerals Ltd.	691	5,975
FirstService Corp.	43	2,119
Fortis, Inc.	264	8,745
Franco-Nevada Corp.	190	14,650
Genworth MI Canada, Inc.	79	2,110
George Weston Ltd.	27	2,398
Gibson Energy, Inc.	217	2,476
Gildan Activewear, Inc.	222	6,514
Goldcorp, Inc.	687	12,276
Great Canadian Gaming Corp. (a)	88	1,255
Great-West Lifeco, Inc.	253	6,571
H&R REIT/H&R Finance Trust	121	2,155
Home Capital Group, Inc.	89	1,894
HudBay Minerals, Inc.	228	1,137
Hudson's Bay Co.	136	1,709
Husky Energy, Inc.	500	5,882
Hydro One Ltd.	107	2,125
IAMGOLD Corp. (a)	377	1,946
IGM Financial, Inc.	85	2,365
Imperial Oil Ltd.	335	10,307
Industrial Alliance Insurance and Financial Services, Inc.	63	2,051
Innergex Renewable Energy, Inc.	181	2,168
Intact Financial Corp.	118	8,458
Inter Pipeline Ltd.	556	11,617
Intertape Polymer Group, Inc.	109	1,759
Jean Coutu Group, Inc. Class A (sub. vtg.)	127	1,839
Keyera Corp.	123	3,531
Kinross Gold Corp. (a)	1,076	5,563
Laurentian Bank of Canada	52	1,928
Linamar Corp.	49	1,945
Loblaw Companies Ltd.	195	10,877
Lundin Mining Corp. (a)	626	2,618
MacDonald Dettwiler & Associates Ltd.	33	2,165
Magna International, Inc. Class A (sub. vtg.)	371	14,293
Manitoba Telecom Services, Inc.	88	2,600
Manulife Financial Corp.	1,798	24,512
Maple Leaf Foods, Inc.	89	2,026
Martinrea International, Inc.	458	3,055
MEG Energy Corp. (a)	192	813
Methanex Corp.	71	1,991
Metro, Inc. Class A (sub. vtg.)	244	8,871
Mullen Group Ltd.	197	2,369
National Bank of Canada	412	14,108
New Gold, Inc. (a)	535	2,778
Norbord, Inc.	60	1,512
North West Co., Inc.	85	1,986
Northland Power, Inc.	150	2,818
Novagold Resources, Inc. (a)	263	1,829
OceanaGold Corp.	627	2,267
Onex Corp. (sub. vtg.)	54	3,352
Open Text Corp.	128	7,800
Pan American Silver Corp.	158	3,081
Parex Resources, Inc. (a)	223	2,162
Parkland Fuel Corp.	125	2,218
Pembina Pipeline Corp.	284	8,283
Pengrowth Energy Corp.	655	978
Peyto Exploration & Development Corp.	107	3,040
Potash Corp. of Saskatchewan, Inc.	727	11,331
Power Corp. of Canada (sub. vtg.)	466	10,151
Power Financial Corp.	207	4,786
PrairieSky Royalty Ltd.	145	2,822
Precision Drilling Corp.	339	1,446
Pretium Resources, Inc. (a)	138	1,639
ProMetic Life Sciences, Inc. (a)	563	1,324
Quebecor, Inc. Class B (sub. vtg.)	88	2,711
Raging River Exploration, Inc. (a)	260	2,061
Restaurant Brands International, Inc.	250	11,186
RioCan (REIT)	96	2,131
Ritchie Brothers Auctioneers, Inc.	68	2,255
Rogers Communications, Inc. Class B (non-vtg.)	299	13,207
Royal Bank of Canada	1,161	70,772
Russel Metals, Inc.	144	2,603
Saputo, Inc.	284	8,533
SEMAFO, Inc. (a)	294	1,583
Seven Generations Energy Ltd. (a)	121	2,539
Shaw Communications, Inc. Class B	593	12,027
ShawCor Ltd. Class A	82	1,870
Shopify, Inc. Class A (a)	41	1,405
Sienna Senior Living, Inc.	154	2,063
Silver Standard Resources, Inc. (a)	120	1,675
Silver Wheaton Corp.	382	10,664
Smart (REIT)	76	2,242
SNC-Lavalin Group, Inc.	173	7,453
Stantec, Inc.	100	2,545
Stella-Jones, Inc.	53	1,890
Sun Life Financial, Inc.	507	16,705
Suncor Energy, Inc.	1,541	41,474
Superior Plus Corp.	280	2,447
Tahoe Resources, Inc.	203	3,152
Teck Resources Ltd. Class B (sub. vtg.)	561	8,941
TELUS Corp.	138	4,618
The Toronto-Dominion Bank	1,310	57,080
Thomson Reuters Corp.	348	14,662
TMX Group Ltd.	50	2,231
Torex Gold Resources, Inc. (a)	934	19,372
Toromont Industries Ltd.	81	2,432
Tourmaline Oil Corp. (a)	295	7,558
TransAlta Corp.	339	1,618
TransCanada Corp.	612	28,377
TransForce, Inc.	108	2,117
Turquoise Hill Resources Ltd. (a)	767	2,732
Uni-Select, Inc.	59	1,439
Uranium Participation Corp. (a)	545	1,674
Valeant Pharmaceuticals International, Inc. (Canada) (a)	265	5,910
Veresen, Inc.	260	2,200
Vermilion Energy, Inc.	87	2,899
West Fraser Timber Co. Ltd.	59	2,027
Whitecap Resources, Inc.	261	1,937
Winpak Ltd.	38	1,297
WSP Global, Inc.	71	2,128
Yamana Gold, Inc.	1,122	6,419

TOTAL CANADA		1,213,928

Cayman Islands - 2.6%
58.com, Inc. ADR (a)	55	2,861
AAC Technology Holdings, Inc.	500	4,666
Agile Property Holdings Ltd.	4,000	2,289
Alibaba Group Holding Ltd. sponsored ADR (a)	892	73,572
Anta Sports Products Ltd.	1,000	2,227
ASM Pacific Technology Ltd.	300	2,229
Baidu.com, Inc. sponsored ADR (a)	258	41,177
Belle International Holdings Ltd.	4,000	2,645
Chailease Holding Co. Ltd.	2,000	3,558
Cheung Kong Property Holdings Ltd.	3,000	21,422
China Conch Venture Holdings Ltd.	1,000	1,913
China Huishan Dairy Holdings Co. Ltd.	5,000	1,966
China Medical System Holdings Ltd.	2,000	2,939
China Mengniu Dairy Co. Ltd.	2,000	3,341
China Resources Land Ltd.	2,000	4,970
China State Construction International Holdings Ltd.	2,000	2,676
CK Hutchison Holdings Ltd.	2,500	29,259
Country Garden Holdings Co. Ltd.	5,000	2,037
Ctrip.com International Ltd. ADR (a)	286	12,490
Endeavour Mining Corp. (a)	105	2,040
ENN Energy Holdings Ltd.	2,000	9,525
Evergrande Real Estate Group Ltd.	3,000	1,891
GCL-Poly Energy Holdings Ltd.	14,000	1,913
Geely Automobile Holdings Ltd.	5,000	3,287
Hengan International Group Co. Ltd.	1,500	12,606
HKBN Ltd.	2,000	2,387
Intime Department Store Group Co. Ltd.	2,500	1,969
JD.com, Inc. sponsored ADR (a)	590	12,774
Kingboard Chemical Holdings Ltd.	1,000	2,158
Kingsoft Corp. Ltd.	1,000	1,701
KWG Property Holding Ltd.	3,000	1,856
Lee & Man Paper Manufacturing Ltd.	2,000	1,542
Longfor Properties Co. Ltd.	1,500	2,049
Melco Crown Entertainment Ltd. sponsored ADR	143	1,996
MGM China Holdings Ltd.	1,200	1,739
Minth Group Ltd.	2,000	6,470
NetEase, Inc. sponsored ADR	64	13,073
New Oriental Education & Technology Group, Inc. sponsored ADR	175	7,711
Pacific Textile Holdings Ltd.	2,000	2,836
Phoenix Group Holdings	159	1,689
Phoenix Healthcare Group Ltd.	1,500	2,216
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	100	37
Qunar Cayman Islands Ltd. sponsored ADR (a)	35	1,052
Sands China Ltd.	2,000	7,630
Semiconductor Manufacturing International Corp. (a)	24,000	1,946
Shenzhou International Group Holdings Ltd.	1,000	5,272
Shimao Property Holdings Ltd.	1,500	1,957
Shui On Land Ltd.	7,500	2,020
SINA Corp. (a)	46	2,478
Sino Biopharmaceutical Ltd.	3,000	2,003
SOHO China Ltd.	3,000	1,384
SouFun Holdings Ltd. ADR (a)	377	1,930
Sunac China Holdings Ltd.	3,000	1,883
Sunny Optical Technology Group Co. Ltd.	1,000	3,983
TAL Education Group ADR (a)	39	2,348
Tech Pro Technology Development Ltd. (a)	6,000	104
Tencent Holdings Ltd.	5,100	123,181
Tingyi (Cayman Islands) Holding Corp.	2,000	1,730
Vipshop Holdings Ltd. ADR (a)	355	5,052
Want Want China Holdings Ltd.	4,000	2,449
WH Group Ltd.	10,000	7,875
Wynn Macau Ltd.	1,200	1,949
Xinyi Glass Holdings Ltd.	4,000	3,052
Xinyi Solar Holdings Ltd.	4,000	1,531
YY, Inc. ADR (a)	44	1,724

TOTAL CAYMAN ISLANDS		498,235

Chile - 0.3%
AES Gener SA	4,000	1,925
Aguas Andinas SA	4,299	2,594
Banco de Chile	20,291	2,253
Banco de Credito e Inversiones	23	1,038
Banco Santander Chile	43,965	2,256
Cencosud SA	759	2,162
Colbun SA	8,414	2,068
Compania Cervecerias Unidas SA	183	2,088
Compania de Petroleos de Chile SA (COPEC)	401	3,638
CorpBanca SA	513,007	4,467
Empresa Nacional de Electricidad SA	2,323	2,122
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)	256	2,522
Empresas CMPC SA	973	2,042
Endesa Americas SA	3,899	1,831
Enersis Chile SA	17,523	2,035
Enersis SA	13,537	2,378
LATAM Airlines Group SA (a)	350	3,052
Parque Arauco SA	2,844	6,299
S.A.C.I. Falabella	425	3,129
Vina Concha y Toro SA	1,208	2,058

TOTAL CHILE		51,957

China - 1.9%
Agricultural Bank of China Ltd. (H Shares)	18,000	6,612
Air China Ltd. (H Shares)	2,000	1,529
Anhui Conch Cement Co. Ltd. (H Shares)	1,000	2,631
AviChina Industry & Technology Co. Ltd. (H Shares)	3,000	2,196
Bank Communications Co. Ltd. (H Shares)	8,000	5,393
Bank of China Ltd. (H Shares)	71,000	29,193
Beijing Capital International Airport Co. Ltd. (H Shares)	2,000	2,307
BYD Co. Ltd. (H Shares) (a)	500	3,171
CGN Power Co. Ltd.	9,000	2,656
China Cinda Asset Management Co. Ltd. (H Shares)	6,000	1,949
China CITIC Bank Corp. Ltd. (H Shares)	6,000	3,789
China Coal Energy Co. Ltd. (H Shares)	3,000	1,582
China Communications Construction Co. Ltd. (H Shares)	3,000	3,279
China Communications Services Corp. Ltd. (H Shares)	4,000	2,171
China Construction Bank Corp. (H Shares)	78,000	52,279
China Galaxy Securities Co. Ltd. (H Shares)	2,500	2,162
China Life Insurance Co. Ltd. (H Shares)	6,000	13,610
China Longyuan Power Grid Corp. Ltd. (H Shares)	3,000	2,405
China Merchants Bank Co. Ltd. (H Shares)	3,500	7,489
China Minsheng Banking Corp. Ltd. (H Shares)	5,500	5,735
China National Building Materials Co. Ltd. (H Shares)	4,000	1,835
China Oilfield Services Ltd. (H Shares)	4,000	3,119
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,200	7,770
China Petroleum & Chemical Corp. (H Shares)	26,000	18,646
China Railway Construction Corp. Ltd. (H Shares)	1,500	1,798
China Railway Group Ltd. (H Shares)	3,000	2,258
China Shenhua Energy Co. Ltd. (H Shares)	2,500	4,775
China Southern Airlines Ltd. (H Shares)	4,000	2,640
China Telecom Corp. Ltd. (H Shares)	14,000	6,893
China Vanke Co. Ltd. (H Shares)	800	1,809
Chongqing Changan Automobile Co. Ltd. (B Shares)	1,400	2,322
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	4,000	2,098
CITIC Securities Co. Ltd. (H Shares)	1,500	3,190
CRRC Corp. Ltd. (H Shares)	2,000	1,833
Dalian Wanda Commercial Properties Co., Ltd.	300	1,901
Dongfeng Motor Group Co. Ltd. (H Shares)	2,000	2,467
GF Securities Co. Ltd.	1,000	2,186
Great Wall Motor Co. Ltd. (H Shares)	2,500	2,594
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,000	2,568
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,600	2,421
Haitong Securities Co. Ltd. (H Shares)	7,200	11,693
Huaneng Power International, Inc. (H Shares)	4,000	2,464
Huaneng Renewables Corp. Ltd. (H Shares)	6,000	1,918
Huatai Securities Co. Ltd.	1,000	2,037
Industrial & Commercial Bank of China Ltd. (H Shares)	63,000	35,941
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	2,700	1,971
Jiangsu Expressway Co. Ltd. (H Shares)	2,000	2,825
Jiangxi Copper Co. Ltd. (H Shares)	3,000	3,438
Lao Feng Xiang Co. Ltd. (B Shares)	600	2,156
New China Life Insurance Co. Ltd. (H Shares)	600	2,123
People's Insurance Co. of China Group (H Shares)	5,000	1,921
PetroChina Co. Ltd. (H Shares)	18,000	12,339
PICC Property & Casualty Co. Ltd. (H Shares)	4,000	6,197
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	4,500	20,997
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	4,000	2,232
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	1,000	2,452
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,080	1,592
Shanghai Pharma Holding Co. Ltd. (H Shares)	900	2,134
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	4,000	1,949
Sinopharm Group Co. Ltd. (H Shares)	800	3,872
Sinotrans Ltd. (H Shares)	3,000	1,373
Tong Ren Tang Technologies Co. Ltd. (H Shares)	1,000	1,578
TravelSky Technology Ltd. (H Shares)	1,000	1,915
Yanzhou Coal Mining Co. Ltd. (H Shares)	2,000	1,230
Zhejiang Expressway Co. Ltd. (H Shares)	2,000	2,065
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	500	2,758
Zijin Mining Group Co. Ltd. (H Shares)	6,000	2,181

TOTAL CHINA		362,612

Colombia - 0.1%
Almacenes Exito SA	263	1,199
Cementos Argos SA	539	2,019
Ecopetrol SA (a)	4,534	1,920
Grupo de Inversiones Suramerica SA	166	2,072
Interconexion Electrica SA ESP	321	950
Inversiones Argos SA	348	2,097

TOTAL COLOMBIA		10,257

Cyprus - 0.0%
ADO Properties SA	25	1,018
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	124	2,342
Komercni Banka A/S	53	2,085

TOTAL CZECH REPUBLIC		4,427

Denmark - 1.3%
A.P. Moller - Maersk A/S:
Series A	2	2,614
Series B	7	9,510
ALK-Abello A/S	14	2,001
Ambu A/S Series B	34	1,446
Carlsberg A/S Series B	134	13,302
Christian Hansen Holding A/S	145	9,123
Coloplast A/S Series B	142	11,128
Danske Bank A/S	569	15,462
Det Forenede Dampskibs-Selskab (DFDS) A/S	37	1,691
DSV de Sammensluttede Vognmaend A/S	207	9,215
FLSmidth & Co. A/S	55	2,211
Genmab A/S (a)	48	8,700
GN Store Nord A/S	101	1,908
ISS Holdings A/S	215	8,292
Jyske Bank A/S (Reg.)	50	2,079
Matas A/S	100	1,766
NKT Holding A/S	37	1,909
Novo Nordisk A/S Series B	1,589	90,361
Novozymes A/S Series B	190	9,324
Pandora A/S	111	14,447
Rockwool International A/S Series B	9	1,704
Royal Unibrew A/S	47	2,162
Scandinavian Tobacco Group A/S	66	1,166
SimCorp A/S	43	2,226
Spar Nord Bank A/S	267	2,207
Sydbank A/S	73	1,961
TDC A/S	609	3,205
Topdanmark A/S (a)	75	1,861
Tryg A/S	103	1,921
Vestas Wind Systems A/S	180	12,564
William Demant Holding A/S (a)	102	2,082

TOTAL DENMARK		249,548

Egypt - 0.0%
Commercial International Bank SAE	744	4,068
Global Telecom Holding (a)	4,632	2,201

TOTAL EGYPT		6,269

Faroe Islands - 0.0%
Bakkafrost	51	1,984
Finland - 0.7%
Amer Group PLC (A Shares)	81	2,298
Cargotec Corp. (B Shares)	69	3,093
Cramo Oyj (B Shares)	65	1,534
Elisa Corp. (A Shares)	106	3,844
Fortum Corp.	388	6,442
Huhtamaki Oyj	83	3,646
KCI Konecranes Oyj	52	1,566
Kemira Oyj	157	2,064
Kesko Oyj	49	2,184
Kone Oyj (B Shares)	271	13,722
M-real OYJ (B Shares)	229	1,338
Metso Corp.	100	2,774
Neste Oyj	130	4,923
Nokia Corp.	5,120	29,540
Nokian Tyres PLC	112	4,161
Orion Oyj (B Shares)	79	3,235
Outokumpu Oyj (A Shares) (a)	279	1,605
Outotec Oyj (a)	190	919
Sampo Oyj (A Shares)	343	14,215
Sponda Oyj	229	1,050
Stora Enso Oyj (R Shares)	556	5,047
TietoEnator Oyj	73	2,101
UPM-Kymmene Corp.	419	8,633
Uponor Oyj	82	1,524
Valmet Corp.	164	2,142
Wartsila Corp.	126	5,469
YIT-Yhtyma OY	194	1,318

TOTAL FINLAND		130,387

France - 5.6%
Accor SA	173	7,239
Aeroports de Paris	17	1,808
Air Liquide SA	290	30,917
Alstom SA (a)	96	2,363
Altamir	230	2,623
ALTEN	31	2,149
Altran Technologies SA	136	1,974
Arkema SA	86	7,343
Atos Origin SA	107	10,488
AXA SA	1,679	34,172
BIC SA	27	3,991
BNP Paribas SA	928	46,018
Bollore Group	559	2,024
Bouygues SA	252	7,455
Bureau Veritas SA	197	4,279
Capgemini SA	162	15,567
Carrefour SA	543	13,602
Casino Guichard Perrachon SA	34	1,842
CEGID SA	15	1,027
Christian Dior SA	45	8,138
CNP Assurances	119	1,818
Coface SA	163	830
Compagnie de St. Gobain	391	16,599
Compagnie Plastic Omnium	58	1,840
Credit Agricole SA	1,168	10,347
Danone SA	456	34,972
Dassault Systemes SA	114	9,415
DBV Technologies SA (a)	26	1,795
Edenred SA	241	5,466
EDF SA	157	2,055
Eiffage SA	38	2,920
Elior SA	87	1,899
Elis SA	105	1,896
Engie	1,183	19,475
Essilor International SA	185	23,692
Euler Hermes SA	23	1,903
Eurazeo SA	31	1,981
Eutelsat Communications	111	2,206
Faiveley Transport	25	2,586
Faurecia SA	55	2,170
Fonciere des Regions	23	2,164
Gecina SA	31	4,689
Groupe Eurotunnel SA	348	3,616
Havas SA	237	1,997
Hermes International SCA	22	9,465
ICADE	28	2,158
Iliad SA	26	5,053
Imerys SA	28	1,986
Ingenico SA	40	4,384
Interparfums SA	95	2,495
Ipsen SA	34	2,218
Ipsos SA	46	1,516
JCDecaux SA	49	1,677
Kering SA	57	10,827
Klepierre SA	202	9,671
Korian	51	1,806
L'Oreal SA	184	34,961
Lagardere S.C.A. (Reg.)	85	2,171
Legrand SA	329	18,152
LVMH Moet Hennessy - Louis Vuitton SA	208	35,618
M6 Metropole Television SA	274	4,986
Mercialys SA	110	2,570
Michelin CGDE Series B	151	15,437
Natixis SA	1,405	5,788
Neopost SA	80	2,222
Nexans SA (a)	42	2,119
Nexity	36	1,914
Numericable Group SA	65	1,536
Orange SA	1,711	26,259
Orpea	80	7,070
Pernod Ricard SA	198	22,623
Peugeot Citroen SA (a)	513	7,748
Publicis Groupe SA	185	13,775
Remy Cointreau SA	26	2,274
Renault SA	163	14,260
Rexel SA	217	3,225
Rubis	31	2,502
Safran SA	252	17,130
Saft Groupe SA	25	1,020
Sanofi SA	1,016	86,536
Sartorius Stedim Biotech	30	2,129
Schneider Electric SA	485	31,643
SCOR SE	307	8,969
SEB SA	16	2,130
Societe Generale Series A	714	24,343
Sodexo SA	79	9,252
Sopra Steria Group	15	1,761
SPIE SA	99	1,883
SR Teleperformance SA	76	7,068
Suez Environnement SA	473	7,676
Technicolor SA	290	1,824
Technip SA	154	8,596
Television Francaise 1 SA	158	1,527
Thales SA	80	7,288
The Vicat Group	32	1,910
Total SA	1,859	89,406
Ubisoft Entertainment SA (a)	55	2,258
Unibail-Rodamco	88	24,217
Valeo SA	197	10,109
Vallourec SA (a)	313	1,140
Veolia Environnement SA	474	10,505
VINCI SA	393	29,829
Virbac SA	7	1,379
Vivendi SA	958	18,811
Wendel SA	22	2,348
Zodiac Aerospace	189	4,258

TOTAL FRANCE		1,060,761

Germany - 5.2%
Aareal Bank AG	55	1,805
adidas AG	146	23,984
Allianz SE	371	53,159
alstria office REIT-AG	153	2,130
AURELIUS AG	34	2,071
Aurubis AG	39	2,026
Axel Springer Verlag AG	35	1,918
BASF AG	743	58,364
Bayer AG	728	78,258
Bayerische Motoren Werke AG (BMW)	235	20,243
BayWa AG	32	1,012
Bechtle AG	18	2,081
Beiersdorf AG	83	7,794
Bijou Brigitte Modische Accessoires AG	21	1,353
Bilfinger Berger AG (a)	45	1,370
Brenntag AG	116	5,759
Carl Zeiss Meditec AG	45	1,680
CENTROTEC Sustainable AG	123	1,939
Commerzbank AG	827	5,451
CompuGroup Medical AG	33	1,425
Continental AG	91	19,076
Covestro AG	49	2,289
CTS Eventim AG	59	2,053
Daimler AG (Germany)	811	55,135
Deutsche Bank AG (a)	1,194	16,052
Deutsche Borse AG	189	15,869
Deutsche EuroShop AG	45	2,134
Deutsche Lufthansa AG	176	2,092
Deutsche Post AG	801	23,901
Deutsche Telekom AG	2,432	41,375
Deutsche Wohnen AG (Bearer)	264	9,880
Draegerwerk AG & Co. KGaA	22	1,255
Drillisch AG	49	1,946
Duerr AG	26	2,242
E.ON AG	1,858	19,927
Evonik Industries AG	100	3,117
Fraport AG Frankfurt Airport Services Worldwide	35	1,913
Freenet AG	91	2,540
Fresenius Medical Care AG & Co. KGaA	194	17,719
Fresenius SE & Co. KGaA	348	25,986
GEA Group AG	172	9,179
Gerresheimer AG	30	2,575
GESCO AG	34	2,653
Gildemeister AG	43	2,053
Grenkeleasing AG	10	1,957
Hamborner (REIT) AG	133	1,574
Hannover Reuck SE	67	6,855
HeidelbergCement Finance AG	182	15,411
Henkel AG & Co. KGaA	110	11,941
Hochtief AG	16	2,097
Hugo Boss AG	65	3,855
Infineon Technologies AG	1,151	19,081
K&S AG	284	5,933
KION Group AG	88	4,824
Kloeckner & Co. AG (a)	130	1,743
Krones AG	17	1,700
KUKA AG	17	2,066
KWS Saat AG	3	957
Lanxess AG	63	2,976
LEG Immobilien AG	61	6,124
LEONI AG	44	1,629
Linde AG	164	23,569
MAN SE	19	1,992
Merck KGaA	114	12,587
Metro AG	128	4,118
Morphosys AG (a)	38	1,682
MTU Aero Engines Holdings AG	91	9,299
Muenchener Rueckversicherungs AG	139	23,181
Nordex Se (a)	64	1,769
NORMA Group AG	43	2,235
OSRAM Licht AG	53	2,755
ProSiebenSat.1 Media AG	302	13,834
Rational AG	4	1,935
Rheinmetall AG	31	2,170
Rhoen-Klinikum AG	41	1,208
RWE AG (a)	484	8,606
Salzgitter AG	41	1,279
SAP AG	826	72,294
Schaeffler AG	122	1,780
Siemens AG	613	66,539
Sixt AG	29	1,553
Software AG (Bearer)	52	2,097
Stada Arzneimittel AG	53	2,860
Stroer Out-of-Home Media AG	29	1,378
Suedzucker AG (Bearer)	51	1,275
SURTECO SE	60	1,360
Symrise AG	119	8,387
TAG Immobilien AG	148	2,106
Telefonica Deutschland Holding AG	445	1,816
Thyssenkrupp AG	335	7,678
TLG Immobilien AG	95	2,127
TUI AG	368	4,795
United Internet AG	137	6,056
Volkswagen AG	53	7,837
Vonovia SE	422	16,725
Wacker Chemie AG	20	1,863
Wincor Nixdorf AG (a)	34	2,124
Wirecard AG	126	5,859
Wustenrot & Wurttembergische AG	99	1,939
Zalando SE (a)	68	2,578

TOTAL GERMANY		982,751

Greece - 0.1%
Alpha Bank AE (a)	837	1,656
EFG Eurobank Ergasias SA (a)	1,867	1,081
Greek Organization of Football Prognostics SA	247	1,974
Hellenic Telecommunications Organization SA	252	2,451
Jumbo SA	101	1,194
National Bank of Greece SA (a)	4,138	952
Piraeus Bank SA (a)	4,720	792
Titan Cement Co. SA (Reg.)	53	1,211

TOTAL GREECE		11,311

Hong Kong - 2.4%
AIA Group Ltd.	10,400	64,410
Bank of East Asia Ltd.	800	3,305
Beijing Enterprises Holdings Ltd.	500	2,816
BOC Hong Kong (Holdings) Ltd.	3,500	11,481
Cathay Pacific Airways Ltd.	1,000	1,624
Champion (REIT)	4,000	2,310
China Everbright International Ltd.	2,000	2,160
China Everbright Ltd.	2,000	3,815
China Jinmao Holdings Group Ltd.	6,000	1,670
China Merchants China Direct Investments Ltd.	2,000	2,774
China Merchants Holdings International Co. Ltd.	2,055	6,026
China Mobile Ltd.	5,500	68,109
China Overseas Land and Investment Ltd.	4,000	13,147
China Power International Development Ltd.	5,000	2,037
China Resources Beer Holdings Co. Ltd.	2,000	3,872
China Resources Beer Holdings Co. Ltd. rights 8/9/16 (a)	666	268
China Resources Power Holdings Co. Ltd.	2,000	3,186
China Taiping Insurance Group Ltd. (a)	1,200	2,351
China Unicom Ltd.	10,000	10,653
CITIC Pacific Ltd.	4,000	6,042
CLP Holdings Ltd.	1,500	15,633
CNOOC Ltd.	16,000	19,284
CSPC Pharmaceutical Group Ltd.	4,000	3,459
Dah Sing Financial Holdings Ltd.	400	2,681
Far East Horizon Ltd.	4,000	3,145
Fosun International Ltd.	1,500	1,960
Galaxy Entertainment Group Ltd.	2,000	6,651
Guangdong Investment Ltd.	2,000	3,068
Hang Lung Properties Ltd.	3,000	6,496
Hang Seng Bank Ltd.	800	14,281
Henderson Land Development Co. Ltd.	1,000	5,955
HK Electric Investments & HK Electric Investments Ltd. unit	2,500	2,394
HKT Trust/HKT Ltd. unit	2,000	3,160
Hong Kong & China Gas Co. Ltd.	6,300	11,693
Hong Kong Exchanges and Clearing Ltd.	1,000	24,683
Hopewell Holdings Ltd.	500	1,659
Hysan Development Co. Ltd.	1,000	4,601
Lenovo Group Ltd.	6,000	3,888
Link (REIT)	2,000	14,926
MTR Corp. Ltd.	1,000	5,658
New World Development Co. Ltd.	6,000	6,976
PCCW Ltd.	3,000	2,185
Poly Property Group Co. Ltd.	9,000	2,424
Power Assets Holdings Ltd.	1,500	14,684
Shanghai Industrial Holdings Ltd.	1,000	2,338
Sino Land Ltd.	2,000	3,568
Sino-Ocean Group Holding Ltd.	4,500	1,902
SJM Holdings Ltd.	6,000	3,743
Sun Art Retail Group Ltd.	3,000	2,084
Sun Hung Kai Properties Ltd.	2,000	28,614
Swire Pacific Ltd. (A Shares)	500	5,974
Swire Properties Ltd.	800	2,227
Techtronic Industries Co. Ltd.	1,000	4,234
Television Broadcasts Ltd.	600	2,034
Wharf Holdings Ltd.	1,000	6,889
Wheelock and Co. Ltd.	1,000	5,355

TOTAL HONG KONG		462,562

Hungary - 0.1%
Magyar Telekom PLC	747	1,195
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	34	2,132
OTP Bank PLC	482	11,738
Richter Gedeon PLC	111	2,346

TOTAL HUNGARY		17,411

Indonesia - 0.5%
PT Adaro Energy Tbk	14,900	1,183
PT AKR Corporindo Tbk	2,100	1,082
PT Astra International Tbk	16,300	9,613
PT Bank Central Asia Tbk	10,000	11,032
PT Bank Danamon Indonesia Tbk Series A	3,600	962
PT Bank Mandiri (Persero) Tbk	7,900	6,133
PT Bank Negara Indonesia (Persero) Tbk	6,000	2,451
PT Bank Rakyat Indonesia Tbk	8,800	7,743
PT Bumi Serpong Damai Tbk	6,200	989
PT Charoen Pokphand Indonesia Tbk	7,800	2,233
PT Ciputra Development Tbk	11,168	1,198
PT Gudang Garam Tbk	500	2,578
PT Hanjaya Mandala Sampoerna Tbk	7,500	2,078
PT Indocement Tunggal Prakarsa Tbk	1,700	2,216
PT Indofood CBP Sukses Makmur Tbk	1,600	1,051
PT Indofood Sukses Makmur Tbk	3,800	2,415
PT Kalbe Farma Tbk	18,800	2,404
PT Lippo Karawaci Tbk	21,600	1,872
PT Matahari Department Store Tbk	1,500	2,282
PT Media Nusantara Citra Tbk	7,600	1,247
PT Pakuwon Jati Tbk	23,900	1,186
PT Perusahaan Gas Negara Tbk Series B	11,400	2,863
PT Semen Gresik (Persero) Tbk	3,000	2,147
PT Summarecon Agung Tbk	11,300	1,462
PT Surya Citra Media Tbk	6,200	1,496
PT Telkomunikasi Indonesia Tbk Series B	45,200	14,713
PT Tower Bersama Infrastructure Tbk	3,200	1,393
PT Unilever Indonesia Tbk	1,300	4,471
PT United Tractors Tbk	1,900	2,285
PT XL Axiata Tbk (a)	4,600	1,303
Sugih Energy Tbk PT (a)	40,500	959

TOTAL INDONESIA		97,040

Ireland - 0.5%
Bank of Ireland (a)	21,252	4,396
C&C Group PLC	522	2,103
CRH PLC	701	21,391
DCC PLC (United Kingdom)	88	7,855
Glanbia PLC	114	2,195
Grafton Group PLC unit	209	1,545
Green REIT PLC	1,215	1,994
Greencore Group PLC	403	1,747
Hibernia (REIT) PLC	1,584	2,408
Irish Continental Group PLC unit	322	1,699
James Hardie Industries PLC CDI	331	5,484
Kerry Group PLC Class A	140	11,982
Kingspan Group PLC (Ireland)	95	2,183
Paddy Power PLC (Ireland)	101	11,856
Smurfit Kappa Group PLC	178	4,179
United Drug PLC (United Kingdom)	232	1,785

TOTAL IRELAND		84,802

Isle of Man - 0.1%
Gaming VC Holdings SA	228	1,904
Genting Singapore PLC	5,300	3,103
New Europe Property Investments PLC	170	2,033
Paysafe Group PLC (a)	338	1,727
Playtech Ltd.	165	1,899

TOTAL ISLE OF MAN		10,666

Israel - 0.6%
Azrieli Group	48	2,106
Bank Hapoalim BM (Reg.)	1,690	8,589
Bank Leumi le-Israel BM (a)	1,575	5,659
Bezeq The Israel Telecommunication Corp. Ltd.	1,338	2,646
Check Point Software Technologies Ltd. (a)	105	8,072
CyberArk Software Ltd. (a)	28	1,579
Delek Group Ltd.	6	1,248
Elbit Systems Ltd. (Israel)	22	2,214
Frutarom Industries Ltd.	42	2,102
Gazit-Globe Ltd.	108	1,056
Harel Insurance Investments and Financial Services Ltd.	286	1,050
Israel Chemicals Ltd.	483	1,960
Israel Discount Bank Ltd. (Class A) (a)	1,220	2,099
Ituran Location & Control Ltd.	60	1,438
Jerusalem Oil Exploration Ltd. (a)	29	1,275
Mizrahi Tefahot Bank Ltd.	172	2,085
NICE Systems Ltd.	41	2,817
Oil Refineries Ltd. (a)	2,892	1,044
Orbotech Ltd. (a)	47	1,341
Paz Oil Co. Ltd.	12	1,954
Radware Ltd. (a)	101	1,243
Taro Pharmaceutical Industries Ltd. (a)	16	2,239
Teva Pharmaceutical Industries Ltd.	826	45,598
Tower Semiconductor Ltd. (a)	126	1,717

TOTAL ISRAEL		103,131

Italy - 1.2%
A2A SpA	1,402	1,991
Amplifon SpA	107	1,067
Anima Holding SpA	279	1,397
Ansaldo STS SpA	173	2,027
Assicurazioni Generali SpA	928	12,222
Atlantia SpA	297	7,421
Autogrill SpA	232	2,018
Azimut Holding SpA	92	1,446
Banca Generali SpA	78	1,612
Banca Mediolanum S.p.A.	240	1,760
Banca Monte dei Paschi di Siena SpA (a)	2,783	959
Banca Popolare dell'Emilia Romagna	399	1,637
Banca Popolare di Milano	3,630	1,761
Banca Popolare di Sondrio SCARL	637	1,722
Banco Popolare Societa Cooperativa	740	2,083
Brembo SpA	34	1,986
Buzzi Unicem SpA	100	2,003
Cerved Information Solutions SpA	242	2,029
Davide Campari-Milano SpA	205	2,117
De Longhi SpA	84	2,099
DiaSorin S.p.A.	32	2,014
Digital Multimedia Technologies SpA (a)	36	1,942
Enel SpA	6,394	29,429
Eni SpA	2,280	34,975
EXOR SpA	69	2,687
FinecoBank SpA	271	1,609
Hera SpA	679	1,925
Infrastrutture Wireless Italiane SpA (b)	420	2,100
Interpump Group SpA	79	1,279
Intesa Sanpaolo SpA	8,753	19,315
Intesa Sanpaolo SpA (Risparmio Shares)	3,710	7,731
Italcementi SpA (a)	170	2,013
Leonardo-Finmeccanica SpA (a)	444	5,068
Luxottica Group SpA	131	6,368
Mediaset SpA	500	1,514
Mediobanca SpA	360	2,522
Moncler SpA	119	2,086
Poste Italiane SpA	488	3,396
Prysmian SpA	111	2,596
Recordati SpA	66	2,141
Saipem SpA (a)	4,971	2,172
Salvatore Ferragamo Italia SpA	77	1,813
Snam Rete Gas SpA	2,071	11,982
Societa Cattolica Di Assicurazioni SCRL	257	1,812
Telecom Italia SpA (a)	9,436	8,063
Terna SpA	1,326	7,220
UniCredit SpA	4,157	10,187
Unione di Banche Italiane SCpA	644	1,976
Unipol Gruppo Finanziario SpA	541	1,500
Unipolsai SpA	1,008	1,690
YOOX SpA (a)	72	2,016
Zignago Vetro SpA	165	1,033

TOTAL ITALY		235,531

Japan - 16.3%
77 Bank Ltd.	1,000	3,831
ABC-MART, Inc.	100	6,399
ACOM Co. Ltd. (a)	400	1,892
Activia Properties, Inc.	1	5,234
Advance Residence Investment Corp.	1	2,785
Advantest Corp.	200	2,653
Aeon (REIT) Investment Corp.	2	2,532
AEON Co. Ltd.	600	8,622
AEON Financial Service Co. Ltd.	100	2,303
AEON MALL Co. Ltd.	200	2,687
Aisin Seiki Co. Ltd.	200	9,139
Ajinomoto Co., Inc.	500	12,763
Alfresa Holdings Corp.	100	2,192
All Nippon Airways Ltd.	1,000	2,855
Alps Electric Co. Ltd.	200	4,455
Amada Holdings Co. Ltd.	200	2,180
Amano Corp.	100	1,618
Aoyama Trading Co. Ltd.	100	3,683
Aozora Bank Ltd.	1,000	3,669
ARCS Co. Ltd.	100	2,585
Asahi Glass Co. Ltd.	1,000	5,745
Asahi Group Holdings	300	10,184
ASAHI INTECC Co. Ltd.	100	4,598
Asahi Kasei Corp.	1,000	7,559
Asics Corp.	100	1,835
Astellas Pharma, Inc.	1,800	29,991
Autobacs Seven Co. Ltd.	100	1,449
Azbil Corp.	100	3,018
Bandai Namco Holdings, Inc.	100	2,651
Bank of Kyoto Ltd.	1,000	6,732
Benesse Holdings, Inc.	100	2,416
BLife Investment Corp.	1	2,811
Bridgestone Corp.	600	20,779
Brother Industries Ltd.	200	2,273
Calbee, Inc.	100	4,366
Canon, Inc.	800	22,704
Casio Computer Co. Ltd.	200	2,847
Central Japan Railway Co.	100	18,587
Chiba Bank Ltd.	1,000	4,780
Chubu Electric Power Co., Inc.	500	7,346
Chugai Pharmaceutical Co. Ltd.	200	7,474
Chugoku Electric Power Co., Inc.	200	2,512
Citizen Holdings Co. Ltd.	400	2,143
Coca-Cola Central Japan Co. Ltd.	100	1,930
Coca-Cola West Co. Ltd.	100	2,763
COMSYS Holdings Corp.	100	1,663
Concordia Financial Group Ltd. (a)	1,300	5,526
Credit Saison Co. Ltd.	100	1,665
CyberAgent, Inc.	100	5,647
CYBERDYNE, Inc. (a)	100	1,926
Dai Nippon Printing Co. Ltd.	1,000	11,165
Dai-ichi Mutual Life Insurance Co.	900	11,628
Daicel Chemical Industries Ltd.	200	2,243
Daifuku Co. Ltd.	100	2,101
Daiichi Sankyo Kabushiki Kaisha	600	14,308
Daiichikosho Co. Ltd.	100	4,565
Daikin Industries Ltd.	200	17,345
Dainippon Sumitomo Pharma Co. Ltd.	100	1,869
Daito Trust Construction Co. Ltd.	100	16,792
Daiwa House (REIT) Investment Corp.	1	6,155
Daiwa House Industry Co. Ltd.	500	14,020
Daiwa Office Investment Corp.	1	5,965
Daiwa Securities Group, Inc.	2,000	11,225
DeNA Co. Ltd.	100	2,557
Denki Kagaku Kogyo KK	1,000	4,337
DENSO Corp.	400	15,488
Dentsu, Inc.	200	9,555
Dic Corp.	100	2,360
Digital Garage, Inc.	100	1,900
Disco Corp.	100	10,248
Dmg Mori Co. Ltd.	200	2,077
Don Quijote Holdings Co. Ltd.	100	3,925
Dowa Holdings Co. Ltd.	1,000	5,271
East Japan Railway Co.	300	27,519
Ebara Corp.	1,000	5,438
Eisai Co. Ltd.	200	11,694
Electric Power Development Co. Ltd.	100	2,298
Ezaki Glico Co. Ltd.	100	5,986
FamilyMart Co. Ltd.	100	5,889
Fanuc Corp.	200	33,442
Fast Retailing Co. Ltd.	100	32,271
Frontier Real Estate Investment Corp.	1	5,356
Fuji Electric Co. Ltd.	1,000	4,414
Fuji Heavy Industries Ltd.	500	19,102
Fuji Oil Holdings, Inc.	100	2,193
Fujifilm Holdings Corp.	400	14,351
Fujitsu Ltd.	2,000	8,303
Fukuoka (REIT) Investment Fund	1	2,071
Fukuoka Financial Group, Inc.	1,000	3,821
Furukawa Electric Co. Ltd.	1,000	2,611
Glory Ltd.	100	2,775
GLP J-REIT	2	2,550
GMO Payment Gateway, Inc.	100	5,738
GS Yuasa Corp.	1,000	4,092
Gunma Bank Ltd.	1,000	4,032
H2O Retailing Corp.	100	1,313
Hakuhodo DY Holdings, Inc.	200	2,334
Hamamatsu Photonics K.K.	100	2,936
Hankyu Hanshin Holdings, Inc.	200	7,441
Haseko Corp.	200	2,102
Heiwa Corp.	100	2,054
Hikari Tsushin, Inc.	100	8,307
Hino Motors Ltd.	200	2,089
Hiroshima Bank Ltd.	1,000	3,621
Hisamitsu Pharmaceutical Co., Inc.	100	5,654
Hitachi Chemical Co. Ltd.	100	2,086
Hitachi High-Technologies Corp.	100	3,402
Hitachi Ltd.	4,000	18,276
Hitachi Metals Ltd.	200	2,224
Hokkaido Electric Power Co., Inc.	200	1,586
Hokuhoku Financial Group, Inc.	2,000	2,567
Hokuriku Electric Power Co., Inc.	200	2,372
Honda Motor Co. Ltd.	1,300	35,214
Horiba Ltd.	100	4,679
Hoshizaki Corp.	100	9,049
Hoya Corp.	400	14,192
Hulic (REIT), Inc.	1	1,767
Hulic Co. Ltd.	200	2,075
Ibiden Co. Ltd.	200	2,553
Idemitsu Kosan Co. Ltd.	100	1,958
IHI Corp.	1,000	2,782
Iida Group Holdings Co. Ltd.	100	1,980
Industrial & Infrastructure Fund Investment Corp.	1	5,761
INPEX Corp.	700	5,565
Invincible Investment Corp.	3	2,021
Isetan Mitsukoshi Holdings Ltd.	200	1,965
Isuzu Motors Ltd.	400	5,178
IT Holdings Corp.	100	2,582
ITO EN Ltd.	100	3,690
Itochu Corp.	1,300	14,739
ITOCHU Techno-Solutions Corp.	100	2,401
Itoham Yonekyu Holdings, Inc. (a)	100	1,029
Iyo Bank Ltd.	300	1,933
Izumi Co. Ltd.	100	4,337
J. Front Retailing Co. Ltd.	200	2,308
Japan Airlines Co. Ltd.	100	3,083
Japan Airport Terminal Co. Ltd.	100	4,405
Japan Excellent, Inc.	2	2,833
Japan Exchange Group, Inc.	400	5,637
Japan Hotel REIT Investment Corp.	2	1,678
Japan Logistics Fund, Inc.	1	2,346
Japan Post Bank Co. Ltd.	300	3,661
Japan Post Holdings Co. Ltd.	300	3,962
Japan Prime Realty Investment Corp.	1	4,402
Japan Real Estate Investment Corp.	1	6,046
Japan Rental Housing Investment, Inc.	3	2,575
Japan Retail Fund Investment Corp.	2	4,921
Japan Steel Works Ltd.	1,000	4,473
Japan Tobacco, Inc.	900	35,100
JFE Holdings, Inc.	500	6,516
JGC Corp.	200	2,928
Joyo Bank Ltd.	1,000	3,908
JSR Corp.	100	1,366
JTEKT Corp.	200	2,794
JX Holdings, Inc.	1,700	6,441
K's Denki Corp.	100	1,848
Kagome Co. Ltd.	100	2,719
Kajima Corp.	1,000	7,392
Kakaku.com, Inc.	100	2,075
Kaken Pharmaceutical Co. Ltd.	100	6,613
Kaneka Corp.	1,000	7,531
Kansai Electric Power Co., Inc. (a)	700	6,513
Kansai Paint Co. Ltd.	200	4,188
Kao Corp.	400	21,541
Kawasaki Heavy Industries Ltd.	1,000	2,942
Kawasaki Kisen Kaisha Ltd.	1,000	2,455
KDDI Corp.	1,600	49,099
Keihan Electric Railway Co., Ltd.	1,000	7,190
Kenedix Office Investment Corp.	1	6,256
Kewpie Corp.	100	3,079
Keyence Corp.	100	70,537
Kinden Corp.	200	2,414
Kintetsu Group Holdings Co. Ltd.	1,000	4,320
Kirin Holdings Co. Ltd.	800	13,730
Kobayashi Pharmaceutical Co. Ltd.	100	4,720
Kobe Steel Ltd.	2,000	1,731
Koito Manufacturing Co. Ltd.	100	4,938
Komatsu Ltd.	800	15,545
Konami Holdings Corp.	100	3,877
Konica Minolta, Inc.	300	2,411
Kose Corp.	100	9,209
Kubota Corp.	900	13,038
Kuraray Co. Ltd.	200	2,522
Kurita Water Industries Ltd.	100	2,217
Kyocera Corp.	200	9,475
Kyowa Hakko Kirin Co., Ltd.	200	3,494
Kyushu Electric Power Co., Inc.	300	2,811
Kyushu Financial Group, Inc.	400	2,210
Lawson, Inc.	100	7,700
Leopalace21 Corp.	300	2,150
LIXIL Group Corp.	200	3,720
M3, Inc.	200	6,400
Mabuchi Motor Co. Ltd.	100	4,528
Makita Corp.	100	7,036
Mandom Corp.	100	4,410
Marubeni Corp.	1,300	6,044
Marui Group Co. Ltd.	100	1,442
Maruichi Steel Tube Ltd.	100	3,694
Matsumotokiyoshi Holdings Co. Ltd.	100	4,410
Mazda Motor Corp.	600	8,775
McDonald's Holdings Co. (Japan) Ltd.	100	3,066
Medipal Holdings Corp.	100	1,636
Megmilk Snow Brand Co. Ltd.	100	3,463
Meiji Holdings Co. Ltd.	100	10,426
Meitec Corp.	100	3,329
Minebea Mitsumi, Inc.	300	2,379
Miraca Holdings, Inc.	100	4,606
Misumi Group, Inc.	200	3,673
Mitsubishi Chemical Holdings Corp.	1,000	5,402
Mitsubishi Corp.	1,300	22,366
Mitsubishi Electric Corp.	2,000	23,317
Mitsubishi Estate Co. Ltd.	1,000	18,598
Mitsubishi Gas Chemical Co., Inc.	1,000	5,697
Mitsubishi Heavy Industries Ltd.	3,000	12,753
Mitsubishi Materials Corp.	1,000	2,628
Mitsubishi Motors Corp. of Japan	700	3,263
Mitsubishi Tanabe Pharma Corp.	200	3,733
Mitsubishi UFJ Financial Group, Inc.	10,900	55,105
Mitsubishi UFJ Lease & Finance Co. Ltd.	500	2,012
Mitsui & Co. Ltd.	1,500	17,574
Mitsui Chemicals, Inc.	1,000	4,230
Mitsui Fudosan Co. Ltd.	1,000	21,646
Mitsui OSK Lines Ltd.	1,000	2,130
Miura Co. Ltd.	100	2,291
mixi, Inc.	100	3,582
Mizuho Financial Group, Inc.	19,500	31,284
MonotaRO Co. Ltd.	100	2,907
Mori Hills REIT Investment Corp.	1	1,574
MORI TRUST Sogo (REIT), Inc.	1	1,857
MS&AD Insurance Group Holdings, Inc.	400	11,525
Murata Manufacturing Co. Ltd.	200	24,420
Nabtesco Corp.	100	2,690
Nagase & Co. Ltd.	200	2,328
Nagoya Railroad Co. Ltd.	1,000	5,618
Nankai Electric Railway Co. Ltd.	1,000	5,537
NEC Corp.	2,000	5,462
Net One Systems Co. Ltd.	200	1,354
Nexon Co. Ltd.	100	1,482
NGK Insulators Ltd.	200	4,775
NGK Spark Plug Co. Ltd.	100	1,632
NHK Spring Co. Ltd.	200	1,748
Nichirei Corp.	1,000	9,542
Nidec Corp.	200	18,148
Nihon Kohden Corp.	100	2,769
Nihon M&A Center, Inc.	100	6,130
Nihon Unisys Ltd.	100	1,363
Nikkon Holdings Co. Ltd.	100	1,996
Nikon Corp.	200	2,826
Nintendo Co. Ltd.	100	20,757
Nippon Accommodations Fund, Inc.	1	4,576
Nippon Building Fund, Inc.	1	6,153
Nippon Electric Glass Co. Ltd.	1,000	4,540
Nippon Express Co. Ltd.	1,000	5,044
Nippon Paint Holdings Co. Ltd.	100	2,732
Nippon Paper Industries Co. Ltd.	100	1,819
Nippon Prologis REIT, Inc.	1	2,501
Nippon Shinyaku Co. Ltd.	100	5,481
Nippon Shokubai Co. Ltd.	100	6,289
Nippon Steel & Sumitomo Metal Corp.	800	15,040
Nippon Telegraph & Telephone Corp.	500	23,760
Nippon Yusen KK	2,000	3,539
Nipro Corp.	200	2,482
Nishi-Nippon City Bank Ltd.	1,000	1,936
Nishi-Nippon Railroad Co. Ltd.	1,000	5,213
Nissan Chemical Industries Co. Ltd.	100	3,195
Nissan Motor Co. Ltd.	1,900	18,408
Nissan Shatai Co. Ltd.	200	1,996
Nisshin Seifun Group, Inc.	100	1,651
Nisshinbo Holdings, Inc.	200	1,861
Nissin Food Holdings Co. Ltd.	100	5,677
Nitori Holdings Co. Ltd.	100	12,437
Nitto Denko Corp.	200	13,404
NKSJ Holdings, Inc.	300	9,690
NOK Corp.	100	1,901
Nomura Holdings, Inc.	3,300	14,854
Nomura Real Estate Holdings, Inc.	100	1,725
Nomura Real Estate Master Fund, Inc.	3	4,972
Nomura Research Institute Ltd.	100	3,527
NSK Ltd.	300	2,523
NTT Data Corp.	100	4,962
NTT DOCOMO, Inc.	1,200	32,597
Obayashi Corp.	600	6,562
OBIC Co. Ltd.	100	5,821
Oji Holdings Corp.	1,000	4,170
Olympus Corp.	300	10,352
OMRON Corp.	200	6,633
Ono Pharmaceutical Co. Ltd.	400	14,387
Oracle Corp. Japan	100	6,084
Oriental Land Co. Ltd.	200	12,649
ORIX Corp.	1,100	15,437
ORIX JREIT, Inc.	3	5,533
Osaka Gas Co. Ltd.	1,000	4,036
OSG Corp.	100	1,666
Otsuka Corp.	100	5,123
Otsuka Holdings Co. Ltd.	300	14,262
Panasonic Corp.	1,900	18,272
Park24 Co. Ltd.	100	3,387
Penta-Ocean Construction Co. Ltd.	300	1,824
PeptiDream, Inc. (a)	100	5,551
Pigeon Corp.	100	2,501
Pilot Corp.	100	4,356
Premier Investment Corp.	2	2,736
Rakuten, Inc.	700	7,922
Recruit Holdings Co. Ltd.	200	7,597
Resona Holdings, Inc.	2,000	7,978
Resorttrust, Inc.	100	2,263
Ricoh Co. Ltd.	700	6,182
ROHM Co. Ltd.	100	4,255
Rohto Pharmaceutical Co. Ltd.	100	1,726
Sankyo Co. Ltd. (Gunma)	100	3,641
Sankyu, Inc.	1,000	5,671
Santen Pharmaceutical Co. Ltd.	400	6,652
Sanwa Holdings Corp.	200	2,079
Sapporo Breweries Ltd.	100	2,804
Sawai Pharmaceutical Co. Ltd.	100	7,935
SBI Holdings, Inc. Japan	200	2,166
SCSK Corp.	100	4,172
Secom Co. Ltd.	100	7,533
Sega Sammy Holdings, Inc.	200	2,190
Seibu Holdings, Inc.	100	1,754
Seiko Epson Corp.	200	3,519
Seino Holdings Co. Ltd.	200	2,037
Sekisui Chemical Co. Ltd.	400	5,818
Sekisui House Ltd.	500	8,331
Seven & i Holdings Co. Ltd.	600	24,914
Seven Bank Ltd.	600	2,050
Sharp Corp. (a)	1,000	893
Shikoku Electric Power Co., Inc.	200	2,089
Shimachu Co. Ltd.	100	2,246
SHIMANO, Inc.	100	15,639
SHIMIZU Corp.	1,000	10,193
Shin-Etsu Chemical Co. Ltd.	300	20,472
Shinsei Bank Ltd.	1,000	1,500
Shionogi & Co. Ltd.	300	15,560
Ship Healthcare Holdings, Inc.	100	3,025
Shiseido Co. Ltd.	300	8,405
Shizuoka Bank Ltd.	1,000	7,421
Showa Denko K.K.	200	2,038
Showa Shell Sekiyu K.K.	200	1,794
Skylark Co. Ltd.	100	1,332
SMC Corp.	100	26,148
SoftBank Corp.	800	44,036
Sohgo Security Services Co., Ltd.	100	4,938
Sojitz Corp.	1,100	2,650
Sony Corp.	1,100	36,110
Sony Financial Holdings, Inc.	200	2,505
Sotetsu Holdings, Inc.	1,000	5,458
Square Enix Holdings Co. Ltd.	100	3,117
Stanley Electric Co. Ltd.	100	2,424
Start Today Co. Ltd.	100	4,766
Sumco Corp.	200	1,485
Sumitomo Chemical Co. Ltd.	1,000	4,426
Sumitomo Corp.	900	9,440
Sumitomo Electric Industries Ltd.	600	8,266
Sumitomo Forestry Co. Ltd.	200	2,817
Sumitomo Heavy Industries Ltd.	1,000	4,744
Sumitomo Metal Mining Co. Ltd.	1,000	12,020
Sumitomo Mitsui Financial Group, Inc.	1,100	34,869
Sumitomo Mitsui Trust Holdings, Inc.	3,000	9,970
Sumitomo Osaka Cement Co. Ltd.	1,000	4,773
Sumitomo Rubber Industries Ltd.	100	1,411
Sundrug Co. Ltd.	100	8,675
Suntory Beverage & Food Ltd.	100	4,348
Suzuken Co. Ltd.	100	3,189
Suzuki Motor Corp.	300	9,187
Sysmex Corp.	200	13,854
T&D Holdings, Inc.	400	4,079
Taiheiyo Cement Corp.	1,000	2,858
Taisei Corp.	1,000	8,993
Taiyo Nippon Sanso Corp.	100	963
Takara Holdings, Inc.	200	1,779
Takashimaya Co. Ltd.	1,000	7,576
Takeda Pharmaceutical Co. Ltd.	600	26,735
TDK Corp.	100	6,136
Teijin Ltd.	1,000	3,761
Temp Holdings Co., Ltd.	100	1,623
Terumo Corp.	300	12,868
The Chugoku Bank Ltd.	200	2,253
The Hachijuni Bank Ltd.	500	2,339
The San-In Godo Bank Ltd.	300	2,305
The Suruga Bank Ltd.	100	2,280
THK Co. Ltd.	100	1,976
Tobu Railway Co. Ltd.	1,000	5,392
Toho Co. Ltd.	100	2,909
Toho Holdings Co. Ltd.	100	2,244
Tohoku Electric Power Co., Inc.	300	3,854
Tokio Marine Holdings, Inc.	600	23,224
Tokuyama Corp. (a)	1,000	3,085
Tokyo Electric Power Co., Inc. (a)	1,100	4,314
Tokyo Electron Ltd.	100	8,591
Tokyo Gas Co. Ltd.	2,000	8,514
Tokyo Tatemono Co. Ltd.	200	2,490
Tokyu Corp.	1,000	8,218
Tokyu Fudosan Holdings Corp.	300	1,775
Tokyu REIT, Inc.	2	2,857
TonenGeneral Sekiyu K.K.	1,000	9,034
Toray Industries, Inc.	1,000	9,110
Toshiba Corp. (a)	4,000	10,344
Tosoh Corp.	1,000	5,074
Toto Ltd.	100	4,285
Toyo Seikan Group Holdings Ltd.	100	1,948
Toyo Suisan Kaisha Ltd.	100	4,441
Toyobo Co. Ltd.	1,000	1,888
Toyoda Gosei Co. Ltd.	100	2,172
Toyota Boshoku Corp.	100	2,287
Toyota Industries Corp.	100	4,489
Toyota Motor Corp.	2,252	126,190
Toyota Tsusho Corp.	300	6,623
Trans Cosmos, Inc.	100	2,861
Trend Micro, Inc.	100	3,631
TS tech Co. Ltd.	100	2,277
Tsumura & Co.	100	2,822
Tsuruha Holdings, Inc.	100	11,371
Ube Industries Ltd.	1,000	1,743
Ulvac, Inc.	100	3,098
Unicharm Corp.	300	6,169
United Urban Investment Corp.	2	3,739
UNY Co. Ltd.	300	2,429
Ushio, Inc.	200	2,470
USS Co. Ltd.	100	1,696
Valor Holdings Co. Ltd.	100	2,738
West Japan Railway Co.	100	6,186
Yahoo! Japan Corp.	1,100	4,849
Yakult Honsha Co. Ltd.	100	4,776
Yamada Denki Co. Ltd.	400	2,109
Yamaguchi Financial Group, Inc.	1,000	9,876
Yamaha Corp.	100	2,760
Yamaha Motor Co. Ltd.	200	3,367
Yamato Holdings Co. Ltd.	300	7,382
Yamazaki Baking Co. Ltd.	100	2,747
Yaskawa Electric Corp.	200	2,726
Yokogawa Electric Corp.	200	2,586
Yokohama Rubber Co. Ltd.	100	1,343
YONEX Co. Ltd.	100	6,306
Zenkoku Hosho Co. Ltd.	100	3,955
Zensho Holdings Co. Ltd.	200	3,208

TOTAL JAPAN		3,074,162

Korea (South) - 3.1%
AMOREPACIFIC Corp.	20	6,973
AMOREPACIFIC Group, Inc.	20	2,597
BGFretail Co. Ltd.	10	1,793
BS Financial Group, Inc.	319	2,526
Celltrion, Inc.	96	8,981
Cheil Industries, Inc.	90	10,959
CJ CGV Co. Ltd.	28	2,307
CJ CheilJedang Corp.	7	2,475
CJ Corp.	12	2,162
CJ E&M Corp.	24	1,533
Com2uS Corp.	14	1,454
Cosmax, Inc.	12	1,564
Coway Co. Ltd.	37	2,849
Daelim Industrial Co.	36	2,717
Daewon Kang up Co. Ltd.	1,219	5,264
DGB Financial Group Co. Ltd.	311	2,518
Dong Suh Companies, Inc.	70	2,051
Dongbu Insurance Co. Ltd.	44	2,511
Doosan Heavy Industries & Construction Co. Ltd.	55	1,295
Doosan Infracore Co. Ltd. (a)	261	1,869
E-Mart Co. Ltd.	16	2,351
Fila Korea Ltd.	26	2,065
GS Engineering & Construction Corp. (a)	87	2,244
GS Holdings Corp.	51	2,204
GS Retail Co. Ltd.	43	1,948
Hana Financial Group, Inc.	365	9,036
Hankook Tire Co. Ltd.	56	2,728
Hanmi Pharm Co. Ltd.	4	2,196
Hanmi Science Co. Ltd.	18	2,329
Hanon Systems	253	2,603
Hanssem Co. Ltd.	17	2,628
Hanwha Chemical Corp.	101	2,319
Hanwha Corp.	62	1,983
Hanwha Life Insurance Co. Ltd.	366	1,898
Hanwha Techwin Co. Ltd.	71	3,452
Hotel Shilla Co.	36	1,928
Hyosung Corp.	20	2,498
Hyundai Department Store Co. Ltd.	19	2,117
Hyundai Engineering & Construction Co. Ltd.	77	2,546
Hyundai Fire & Marine Insurance Co. Ltd.	73	1,988
Hyundai Glovis Co. Ltd.	14	2,114
Hyundai Heavy Industries Co. Ltd. (a)	35	3,947
Hyundai Industrial Development & Construction Co.	56	2,229
Hyundai Mobis	65	14,895
Hyundai Motor Co.	139	16,488
Hyundai Steel Co.	81	3,683
Hyundai Wia Corp.	30	2,316
Industrial Bank of Korea	263	2,801
JB Financial Group Co. Ltd.	368	1,974
Kakao Corp.	29	2,369
Kangwon Land, Inc.	86	3,169
KB Financial Group, Inc.	437	13,968
KCC Corp.	8	2,836
KEPCO Plant Service & Engineering Co. Ltd.	34	2,096
Kia Motors Corp.	307	11,628
Kolon Industries, Inc.	25	1,957
Komipharm International Co. Ltd. (a)	46	1,250
Korea Aerospace Industries Ltd.	41	2,970
Korea Electric Power Corp.	224	12,345
Korea Express Co. Ltd. (a)	20	3,604
Korea Investment Holdings Co. Ltd.	78	3,287
Korea Kolmar Co. Ltd.	27	2,303
Korea Zinc Co. Ltd.	7	3,202
Korean Air Lines Co. Ltd. (a)	67	1,716
Korean Reinsurance Co.	196	2,131
KT&G Corp.	138	15,005
Kumho Petro Chemical Co. Ltd.	25	1,364
Kumho Tire Co., Inc. (a)	150	1,341
Kwangju Bank Co. Ltd.	223	1,902
LG Chemical Ltd.	60	13,129
LG Corp.	64	3,652
LG Display Co. Ltd.	262	7,312
LG Electronics, Inc.	76	3,654
LG Household & Health Care Ltd.	8	7,247
LG Innotek Co. Ltd.	40	3,214
LG International Corp.	54	1,769
LG Telecom Ltd.	219	2,155
LIG Insurance Co. Ltd.	75	1,914
Lotte Chemical Corp.	12	3,273
Lotte Chilsung Beverage Co. Ltd.	1	1,483
Lotte Confectionery Co. Ltd.	7	1,192
Lotte Shopping Co. Ltd.	11	1,908
Mando Corp.	7	1,636
Medy-Tox, Inc.	5	1,949
Meritz Securities Co. Ltd.	760	2,568
Mirae Asset Daewoo Co. Ltd.	414	3,378
Mirae Asset Securities Co. Ltd.	116	2,768
NAVER Corp.	23	14,675
NCSOFT Corp.	14	3,158
Oci Co. Ltd. (a)	26	2,173
Orion Corp.	3	2,483
POSCO	62	12,646
Posco Daewoo Corp.	56	1,074
S-Oil Corp.	34	2,337
S1 Corp.	23	2,098
Samsung Card Co. Ltd.	59	2,288
Samsung Electro-Mechanics Co. Ltd.	47	2,331
Samsung Electronics Co. Ltd.	80	110,640
Samsung Engineering Co. Ltd. (a)	181	1,724
Samsung Fire & Marine Insurance Co. Ltd.	38	9,100
Samsung Heavy Industries Co. Ltd. (a)	313	2,796
Samsung Life Insurance Co. Ltd.	51	4,459
Samsung SDI Co. Ltd.	78	7,395
Samsung SDS Co. Ltd.	41	5,785
Samsung Securities Co. Ltd.	80	2,717
Sebang Global Battery Co. Ltd.	44	1,528
Shinhan Financial Group Co. Ltd.	445	16,007
Shinsegae Co. Ltd.	16	2,617
SK C&C Co. Ltd.	44	8,244
SK Chemicals Co. Ltd.	34	2,041
SK Energy Co. Ltd.	50	6,560
SK Hynix, Inc.	480	14,838
SK Telecom Co. Ltd.	14	2,896
ViroMed Co. Ltd. (a)	13	1,487
Woori Bank	341	3,095
Woori Investment & Securities Co. Ltd.	588	5,495
Yuhan Corp.	8	2,200
YUNGJIN Pharmaceutical Co. Ltd. (a)	87	844

TOTAL KOREA (SOUTH)		582,281

Luxembourg - 0.2%
Aperam	50	2,092
ArcelorMittal SA (Netherlands) (a)	1,506	9,756
Eurofins Scientific SA	6	2,250
Grand City Properties SA	98	2,180
Millicom International Cellular SA (depository receipt)	106	5,661
RTL Group SA	22	1,875
SAF-Holland SA	205	2,474
SES SA (France) (depositary receipt)	412	9,026
Subsea 7 SA (a)	242	2,589
Tenaris SA	334	4,478

TOTAL LUXEMBOURG		42,381

Malaysia - 0.6%
AEON Credit Service Bhd	300	1,047
AirAsia Bhd	1,900	1,368
Alliance Financial Group Bhd	2,000	1,956
AMMB Holdings Bhd	2,100	2,218
Astro Malaysia Holdings Bhd	1,700	1,220
Axiata Group Bhd	1,500	2,097
British American Tobacco (Malaysia) Bhd	200	2,425
Bumiputra-Commerce Holdings Bhd	2,100	2,265
Bursa Malaysia Bhd	500	1,058
Carlsberg Brewery BHD	300	1,058
Dialog Group Bhd	5,400	2,016
DiGi.com Bhd	4,200	5,118
Gamuda Bhd	1,700	2,013
Genting Bhd	1,700	3,433
Genting Malaysia Bhd	2,400	2,529
Genting Plantations Bhd	400	1,036
Hong Leong Bank Bhd	600	1,934
Hong Leong Credit Bhd	300	1,122
IHH Healthcare Bhd	1,900	3,053
IJM Corp. Bhd	2,900	2,415
IOI Corp. Bhd	2,000	2,078
KPJ Healthcare Bhd	900	946
Kuala Lumpur Kepong Bhd	400	2,272
Malayan Banking Bhd	4,000	7,881
Malaysia Airports Holdings Bhd	700	1,023
Maxis Bhd	1,500	2,218
MISC Bhd	1,100	2,029
Osk Holdings Bhd	2,500	977
Petronas Chemicals Group Bhd	3,700	5,954
Petronas Dagangan Bhd	200	1,143
Petronas Gas Bhd	400	2,180
PPB Group Bhd	500	1,965
Public Bank Bhd	2,300	11,018
RHB Capital Bhd	800	1,000
SapuraKencana Petroleum Bhd	4,000	1,405
Sime Darby Bhd	3,000	5,469
TA Enterprise Bhd	8,100	995
Telekom Malaysia Bhd	1,200	2,014
Tenaga Nasional Bhd	2,900	10,245
TIME dotCom Bhd	600	1,108
Top Glove Corp. Bhd	1,000	1,054
Yinson Holdings Bhd	1,400	1,056
YTL Corp. Bhd	5,800	2,380
YTL Power International Bhd	2,800	984

TOTAL MALAYSIA		110,775

Malta - 0.0%
Brait SA	194	1,744
Unibet Group PLC unit	175	1,783

TOTAL MALTA		3,527

Mauritius - 0.0%
Golden Agri-Resources Ltd.	7,100	1,906
Mexico - 0.8%
Alfa SA de CV Series A	4,500	7,366
Alsea S.A.B. de CV	500	1,783
America Movil S.A.B. de CV Series L	28,400	16,328
Banregio Grupo Financiero S.A.B. de CV	400	2,292
CEMEX S.A.B. de CV unit	11,700	8,917
Coca-Cola FEMSA S.A.B. de CV Series L	400	3,144
Compartamos S.A.B. de CV	1,200	2,230
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	800	1,457
El Puerto de Liverpool S.A.B. de CV Class C	100	969
Embotelladoras Arca S.A.B. de CV	300	1,930
Fibra Uno Administracion SA de CV	2,200	4,487
Fomento Economico Mexicano S.A.B. de CV unit	1,500	13,420
Genomma Lab Internacional SA de CV (a)	1,000	1,147
Gruma S.A.B. de CV Series B	140	2,014
Grupo Aeromexico S.A.B. de CV (a)	1,000	1,959
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	200	1,968
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	130	1,998
Grupo Aeroportuario Norte S.A.B. de CV	200	1,244
Grupo Bimbo S.A.B. de CV Series A	1,100	3,279
Grupo Carso SA de CV Series A1	500	2,042
Grupo Financiero Banorte S.A.B. de CV Series O	2,300	12,597
Grupo Financiero Inbursa S.A.B. de CV Series O	2,900	4,660
Grupo Financiero Interacciones SA de CV	500	2,445
Grupo Financiero Santander Mexico S.A.B. de CV	1,100	2,004
Grupo Lala S.A.B. de CV	1,200	2,607
Grupo Mexico SA de CV Series B	3,800	9,171
Grupo Televisa SA de CV	2,000	10,617
Industrias Bachoco SA de CV Series B	200	868
Industrias Penoles SA de CV	120	3,088
Kimberly-Clark de Mexico SA de CV Series A	1,100	2,488
Macquarie Mexican (REIT)	1,700	2,175
Mexichem S.A.B. de CV	900	1,961
OHL Mexico S.A.B. de CV (a)	1,100	1,492
Promotora y Operadora de Infraestructura S.A.B. de CV	170	1,983
Telesites S.A.B. de C.V. (a)	2,000	1,210
Wal-Mart de Mexico SA de CV Series V	4,400	10,055

TOTAL MEXICO		149,395

Netherlands - 2.4%
Aalberts Industries NV	57	1,892
ABN AMRO Group NV GDR	310	5,760
AEGON NV	1,387	5,616
AerCap Holdings NV (a)	195	7,119
Ahold Delhaize NV	1,089	26,006
Airbus Group NV	531	31,325
Akzo Nobel NV	210	13,575
Altice NV Class A (a)	410	6,085
Amsterdam Commodities NV	127	3,244
Arcadis NV	67	897
ASM International NV (Netherlands)	64	2,496
ASML Holding NV (Netherlands)	295	32,391
BE Semiconductor Industries NV	65	1,931
CNH Industrial NV	1,241	8,852
COSMO Pharmaceuticals NV	8	1,288
CSM NV (exchangeable)	81	1,949
Delta Lloyd NV	403	1,440
Eurocommercial (Certificaten Van Aandelen) unit	43	1,904
Euronext NV	47	2,007
Ferrari NV	147	6,646
Fiat Chrysler Automobiles NV	889	5,725
Flow Traders	30	1,064
Fugro NV (Certificaten Van Aandelen) (a)	79	1,396
Gemalto NV	118	7,780
Heineken Holding NV	88	7,375
Heineken NV (Bearer)	169	15,954
IMCD Group BV	48	2,035
ING Groep NV (Certificaten Van Aandelen)	3,438	38,437
Interxion Holding N.V. (a)	63	2,386
Koninklijke Boskalis Westminster NV	58	2,131
Koninklijke DSM NV	137	8,770
Koninklijke KPN NV	3,463	11,394
Koninklijke Philips Electronics NV	858	22,820
Koninklijke Wessanen NV	97	1,183
Mobileye NV (a)	142	6,803
NN Group NV	353	9,521
NXP Semiconductors NV (a)	263	22,116
OCI NV (a)	128	1,955
PostNL NV (a)	452	1,736
QIAGEN NV (Germany) (a)	153	4,016
Randstad Holding NV	126	5,421
Refresco Group NV	113	1,764
RELX NV	860	15,497
SBM Offshore NV	170	2,271
STMicroelectronics NV	466	3,408
TKH Group NV unit	56	2,044
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,267	58,693
VastNed Retail NV	32	1,343
Vopak NV	113	5,810
Wereldhave NV	39	1,887
Wolters Kluwer NV	294	12,367

TOTAL NETHERLANDS		447,525

New Zealand - 0.2%
Auckland International Airport Ltd.	1,093	5,826
Chorus Ltd.	558	1,805
Contact Energy Ltd.	543	2,118
Fisher & Paykel Healthcare Corp.	395	2,995
Fletcher Building Ltd.	444	3,107
Goodman Property Trust	1,052	1,010
Infratil Ltd.	544	1,324
Kiwi Property Group Ltd.	912	1,027
Mercury Nz Ltd.	974	2,202
Meridian Energy Ltd.	1,281	2,590
Nuplex Industries Ltd.	258	989
Ryman Healthcare Group Ltd.	306	2,106
Sky Network Television Ltd.	489	1,727
SKYCITY Entertainment Group Ltd.	919	3,365
Spark New Zealand Ltd.	2,814	8,017
The a2 Milk Co. Ltd. (a)	805	1,145
Trade Maine Group Ltd.	627	2,318
Z Energy Ltd.	350	2,166

TOTAL NEW ZEALAND		45,837

Norway - 0.5%
Borregaard ASA	168	1,354
Det Norske Oljeselskapasa (a)	116	1,466
DNB ASA	844	9,288
Entra ASA	104	1,103
Gjensidige Forsikring ASA	116	1,956
Leroy Seafood Group ASA	39	1,873
Marine Harvest ASA	348	5,935
Norsk Hydro ASA	839	3,597
Norwegian Air Shuttle A/S (a)	37	1,329
Orkla ASA	730	6,791
Salmar ASA	61	1,898
Schibsted ASA:
(A Shares)	92	2,893
(B Shares)	60	1,767
Sparebanken Midt-Norge	434	2,423
Sparebanken Nord-Norge	530	2,544
Statoil ASA	1,049	16,676
Storebrand ASA (A Shares) (a)	460	1,743
Telenor ASA	675	11,301
TGS Nopec Geophysical Co. ASA	142	2,358
XXL ASA	166	2,017
Yara International ASA	194	6,307

TOTAL NORWAY		86,619

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	1,044	5,625
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)	206	3,018
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	1,220	2,019
Aboitiz Power Corp.	4,200	4,033
Ayala Corp.	280	5,169
Ayala Land, Inc.	4,900	4,107
Bank of the Philippine Islands (BPI)	490	998
BDO Unibank, Inc.	910	2,186
Cebu Air, Inc.	510	1,180
DoubleDragon Properties Corp.	770	938
First Phillipines Holdings Corp.	680	1,022
Globe Telecom, Inc.	30	1,444
GT Capital Holdings, Inc.	65	2,124
JG Summit Holdings, Inc.	3,200	5,670
Jollibee Food Corp.	410	2,219
Manila Water Co., Inc.	2,400	1,322
Megaworld Corp.	11,000	1,174
Metro Pacific Investments Corp.	15,300	2,435
Metropolitan Bank & Trust Co.	560	1,128
Philippine Long Distance Telephone Co.	85	3,795
PNOC Energy Development Corp.	14,300	1,781
Robinsons Land Corp.	1,700	1,154
Security Bank Corp.	460	2,138
SM Investments Corp.	150	2,193
SM Prime Holdings, Inc.	6,200	3,842
Universal Robina Corp.	520	2,211

TOTAL PHILIPPINES		56,282

Poland - 0.2%
Alior Bank SA (a)	150	1,944
Asseco Poland SA	156	2,145
Bank Polska Kasa Opieki SA	156	4,938
Bank Zachodni WBK SA	31	2,227
BRE Bank SA	13	1,013
Eurocash SA	81	1,087
KGHM Polska Miedz SA (Bearer)	139	2,802
Kruk SA	19	1,021
LPP SA	2	2,523
NG2 SA	40	1,825
Polish Oil & Gas Co. SA	1,526	2,119
Polska Grupa Energetyczna SA	629	2,066
Polski Koncern Naftowy Orlen SA	227	3,638
Powszechna Kasa Oszczednosci Bank SA (a)	855	5,222
Powszechny Zaklad Ubezpieczen SA	538	3,893
Tauron Polska Energia SA	1,358	1,073
Telekomunikacja Polska SA	768	1,062

TOTAL POLAND		40,598

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	46,466	1,049
CTT Correios de Portugal SA	222	1,860
Energias de Portugal SA	2,711	9,299
Galp Energia SGPS SA Class B	584	7,972
Jeronimo Martins SGPS SA	127	2,126
NOS SGPS SA	276	1,849
REN - Redes Energeticas Nacionais SGPS SA	925	2,813

TOTAL PORTUGAL		26,968

Qatar - 0.2%
Barwa Real Estate Co. (a)	109	1,051
Commercial Bank of Qatar (a)	205	2,134
Doha Bank (a)	209	2,135
Ezdan Holding Group (a)	903	4,898
Industries Qatar QSC (a)	209	6,130
Masraf al Rayan (a)	581	5,744
Qatar Electricity & Water Co. (a)	17	1,049
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	319	2,146
Qatar Insurance Co. SAQ (a)	98	2,188
Qatar Islamic Bank (a)	41	1,227
Qatar National Bank SAQ	163	6,849
Qatar Telecom (Qtel) Q.S.C. (a)	62	1,621
United Development Co. (a)	190	1,030
Vodafone Qatar QSC (a)	451	1,375

TOTAL QATAR		39,577

Russia - 0.6%
Alrosa Co. Ltd. (a)	2,000	2,159
Gazprom OAO	9,755	20,340
Inter Rao Ues JSC	42,282	1,675
Lukoil PJSC (a)	364	15,836
Magnit OJSC GDR (Reg. S)	248	9,516
MegaFon PJSC GDR	95	939
MMC Norilsk Nickel PJSC (a)	53	7,585
Mobile TeleSystems OJSC sponsored ADR	441	3,920
Moscow Exchange MICEX-RTS OAO (a)	1,250	2,150
NOVATEK OAO GDR (Reg. S)	78	7,784
PhosAgro OJSC GDR (Reg. S)	117	1,615
Rosneft Oil Co. OJSC (a)	1,063	5,243
Rostelecom PJSC (a)	1,410	1,827
RusHydro PJSC (a)	200,000	2,144
Sberbank of Russia	9,182	19,396
Severstal PAO (a)	200	2,404
Sistema JSFC sponsored GDR	244	1,986
Surgutneftegas OJSC (a)	8,400	3,972
Tatneft PAO (a)	1,482	7,129
VTB Bank OJSC (a)	3,881,820	3,965

TOTAL RUSSIA		121,585

Singapore - 0.9%
Ascendas Real Estate Investment Trust	1,300	2,376
CapitaCommercial Trust (REIT)	2,000	2,245
CapitaLand Ltd.	3,700	8,748
CapitaMall Trust	1,600	2,554
City Developments Ltd.	300	1,904
ComfortDelgro Corp. Ltd.	4,800	10,096
DBS Group Holdings Ltd.	1,800	20,689
Global Logistic Properties Ltd.	1,800	2,571
Hutchison Port Holdings Trust	4,700	2,233
Jardine Cycle & Carriage Ltd.	100	2,926
K-REIT Asia	2,800	2,224
Keppel Corp. Ltd.	2,800	10,964
Mapletree Commercial Trust	1,900	2,246
Mapletree Greater China Commercial Trust	2,800	2,245
Mapletree Industrial (REIT)	1,700	2,295
Mapletree Logistics Trust (REIT)	1,900	1,495
Oversea-Chinese Banking Corp. Ltd.	3,300	21,168
Raffles Medical Group Ltd.	1,700	1,997
Sembcorp Industries Ltd.	1,000	2,066
Singapore Airlines Ltd.	300	2,457
Singapore Airport Terminal Service Ltd.	700	2,282
Singapore Exchange Ltd.	500	2,808
Singapore Post Ltd.	1,700	1,820
Singapore Press Holdings Ltd.	1,000	2,819
Singapore Technologies Engineering Ltd.	1,300	3,190
Singapore Telecommunications Ltd.	6,700	20,889
SMRT Corp. Ltd.	1,600	1,945
StarHub Ltd.	800	2,339
Suntec (REIT)	1,700	2,118
United Overseas Bank Ltd.	1,100	15,093
UOL Group Ltd.	500	2,152
Venture Corp. Ltd.	300	1,992
Wilmar International Ltd.	2,600	5,992
Yangzijiang Shipbuilding Holdings Ltd.	3,000	1,947

TOTAL SINGAPORE		172,885

South Africa - 1.5%
Aeci Ltd.	167	1,137
Anglo American Platinum Ltd. (a)	55	1,743
AngloGold Ashanti Ltd. (a)	413	9,019
Aspen Pharmacare Holdings Ltd.	392	10,590
Attacq Ltd. (a)	743	1,044
AVI Ltd.	366	2,366
Barclays Africa Group Ltd.	397	4,390
Barloworld Ltd.	349	2,071
Bidcorp Ltd. (a)	268	5,001
Bidvest Group Ltd.	238	2,735
Capitec Bank Holdings Ltd.	51	2,261
Clicks Group Ltd.	281	2,515
Coronation Fund Managers Ltd.	214	1,137
Discovery Ltd.	254	2,287
Exxaro Resources Ltd.	195	1,166
FirstRand Ltd.	3,400	11,901
Fortress Income Fund Ltd. Class B	849	2,232
Foschini Ltd.	218	2,340
Gold Fields Ltd.	550	3,396
Growthpoint Properties Ltd.	1,276	2,422
Harmony Gold Mining Co. Ltd. (a)	308	1,394
Hyprop Investments Ltd.	258	2,508
Impala Platinum Holdings Ltd. (a)	769	3,379
Imperial Holdings Ltd.	158	1,887
Investec Ltd.	302	1,820
JSE Ltd.	79	967
Liberty Holdings Ltd.	114	1,006
Life Healthcare Group Holdings Ltd.	827	2,249
Massmart Holdings Ltd.	108	1,128
MMI Holdings Ltd.	1,321	2,204
Mondi Ltd.	105	2,127
Mr Price Group Ltd.	156	2,572
MTN Group Ltd.	1,562	15,789
Nampak Ltd.	700	1,070
Naspers Ltd. Class N	388	60,886
Nedbank Group Ltd.	170	2,437
Netcare Ltd.	940	2,177
Northam Platinum Ltd. (a)	316	1,170
Omnia Holdings Ltd.	91	1,081
Pick 'n Pay Stores Ltd.	194	1,094
Pioneer Foods Ltd.	169	2,179
PSG Group Ltd.	78	1,114
Rand Merchant Insurance Holdings Ltd.	760	2,425
Redefine Properties Ltd.	2,791	2,411
Remgro Ltd.	432	8,098
Resilient Property Income Fund Ltd.	236	2,295
RMB Holdings Ltd.	566	2,536
Sanlam Ltd.	1,128	5,314
Sappi Ltd. (a)	422	2,147
Sasol Ltd.	454	12,080
Shoprite Holdings Ltd.	520	7,616
Sibanye Gold Ltd.	659	3,072
Spar Group Ltd.	152	2,268
Standard Bank Group Ltd.	1,052	10,500
Steinhoff International Holdings NV (South Africa)	2,949	18,646
Telkom SA Ltd.	294	1,364
Tiger Brands Ltd.	97	2,724
Tongaat Hulett Ltd.	126	1,085
Truworths International Ltd.	319	2,051
Vodacom Group Ltd.	304	3,524
Woolworths Holdings Ltd.	948	6,107

TOTAL SOUTH AFRICA		280,254

Spain - 1.9%
Abertis Infraestructuras SA	573	9,013
Acerinox SA	175	2,339
ACS Actividades de Construccion y Servicios SA	211	6,051
Aena SA	50	7,211
Almirall SA	101	1,623
Amadeus IT Holding SA Class A	384	18,029
Applus Services SA	175	1,861
Axiare Patrimonio SOCIMI SA	118	1,609
Azucarera Ebro Agricolas SA	86	1,961
Banco Bilbao Vizcaya Argentaria SA	5,937	34,660
Banco de Sabadell SA	4,120	5,633
Banco Popular Espanol SA	2,988	4,182
Banco Santander SA (Spain)	12,860	54,548
Bankia SA	3,046	2,336
Bankinter SA	450	3,139
Bolsas Y Mercados Espanoles	66	1,982
CaixaBank SA	2,421	6,079
Catalana Occidente SA	64	1,799
Cellnex Telecom Sau	126	2,230
Compania de Distribucion Integral Logista Holdings SA	45	1,086
Distribuidora Internacional de Alimentacion SA	618	3,856
Enagas SA	238	7,256
Endesa SA	217	4,560
Euskaltel, S.A.	190	1,705
FAES FARMA SA	574	2,265
Ferrovial SA	449	9,294
Fomento Construcciones y Contratas SA (FOCSA) (a)	118	973
Gamesa Corporacion Tecnologica SA	206	4,363
Gas Natural SDG SA	262	5,420
Grifols SA	261	5,722
Grupo Acciona SA	26	1,921
Hispania Activos Inmobiliarios SA	148	1,981
Iberdrola SA	4,446	30,545
Iberdrola SA	60	412
Inditex SA	837	28,947
Inmobiliaria Colonial SA	248	1,961
International Consolidated Airlines Group SA	667	3,600
Lar Espana Real Estate Socimi SA	145	1,049
MAPFRE SA (Reg.)	939	2,301
Mediaset Espana Comunicacion SA	162	1,862
Melia Hotels International SA	499	5,925
Merlin Properties Socimi SA	194	2,221
Prosegur Compania de Seguridad SA (Reg.)	394	2,678
Red Electrica Corporacion SA	432	9,896
Repsol YPF SA	1,145	14,433
Tecnicas Reunidas SA	40	1,237
Telefonica SA	3,833	37,544
Viscofan Envolturas Celulosicas SA	36	1,926
Zardoya Otis SA	193	1,895
Zardoya Otis SA rights 8/4/16(a)	193	78

TOTAL SPAIN		365,197

Sweden - 2.0%
AarhusKarlshamn AB	27	1,996
AF AB (B Shares)	145	2,635
Alfa Laval AB	298	4,698
ASSA ABLOY AB (B Shares)	809	17,748
Atlas Copco AB:
(A Shares)	634	17,804
(B Shares)	190	4,860
Axfood AB	99	1,779
Betsson AB (B Shares)	135	1,268
Billerud AB	132	2,295
Boliden AB	307	6,752
Bonava AB (a)	131	1,526
Castellum AB	147	2,223
Cloetta AB	292	1,065
Com Hem Holding AB	232	1,982
Dometic Group AB	156	1,094
Electrolux AB (B Shares)	279	7,558
Elekta AB (B Shares)	272	2,165
Fabege AB	121	2,161
Fastighets AB Balder (a)	78	2,132
Fingerprint Cards AB (a)	309	3,602
Getinge AB (B Shares)	128	2,595
H&M Hennes & Mauritz AB (B Shares)	751	22,679
Hakon Invest AB	56	1,874
Hemfosa Fastigheter AB	194	2,080
Hexagon AB (B Shares)	191	7,533
HEXPOL AB (B Shares)	199	1,771
Holmen AB (B Shares)	58	1,964
Hufvudstaden AB Series A	128	2,138
Husqvarna AB (B Shares)	255	2,189
Industrivarden AB (C Shares)	121	2,036
Indutrade AB	98	2,071
Intrum Justitia AB	58	1,861
Investor AB (B Shares)	566	19,499
JM AB (B Shares)	71	1,841
Kinnevik AB (B Shares)	223	5,686
Kungsleden AB	287	2,138
Lifco AB	41	1,243
Loomis AB (B Shares)	77	2,222
Lundbergfoeretagen AB	35	2,106
Lundin Petroleum AB (a)	111	1,837
Meda AB (A Shares)	208	3,879
Modern Times Group MTG AB (B Shares)	71	1,851
NCC AB Series B	55	1,327
Net Entertainment NE AB	179	1,516
Nibe Industrier AB (B Shares)	223	1,915
Nobia AB	137	1,286
Nordea Bank AB	2,606	23,222
Pandox AB	90	1,537
Peab AB	242	1,946
Saab AB (B Shares)	60	2,060
Sandvik AB	895	9,591
Securitas AB (B Shares)	308	5,068
Skandinaviska Enskilda Banken AB (A Shares)	1,204	10,560
Skanska AB (B Shares)	431	9,162
SKF AB (B Shares)	398	6,307
SSAB Svenskt Stal AB (B Shares) (a)	749	1,854
Svenska Cellulosa AB (SCA) (B Shares)	547	16,262
Svenska Handelsbanken AB (A Shares)	1,368	16,448
Sweco AB (B Shares)	72	1,321
Swedbank AB (A Shares)	782	16,431
Swedish Match Co. AB	229	8,352
Swedish Orphan Biovitrum AB (a)	193	2,465
Tele2 AB (B Shares)	229	1,935
Telefonaktiebolaget LM Ericsson (B Shares)	2,792	20,821
TeliaSonera AB	2,094	9,556
Trelleborg AB (B Shares)	389	7,092
Volvo AB (B Shares)	1,291	13,759
Wallenstam AB (B Shares)	238	2,076
Wihlborgs Fastigheter AB	99	2,195

TOTAL SWEDEN		376,500

Switzerland - 5.6%
ABB Ltd. (Reg.)	1,671	35,496
Actelion Ltd.	103	18,268
Adecco SA (Reg.)	131	7,190
Allreal Holding AG	15	2,216
Aryzta AG	58	2,181
Ascom Holding AG (Reg.)	120	2,049
Baloise Holdings AG	45	5,070
Banque Cantonale Vaudoise	3	2,031
Barry Callebaut AG	2	2,617
BKW AG	23	1,056
Bossard Holding AG	30	3,653
Bucher Industries AG	11	2,732
Burckhardt Compression Holding AG	6	1,797
Cembra Money Bank AG	30	2,154
Clariant AG (Reg.)	374	6,510
Coca-Cola HBC AG	118	2,438
Compagnie Financiere Richemont SA Series A	488	29,666
Credit Suisse Group AG	1,790	20,585
Daetwyler Holdings AG	13	1,744
Dufry AG (a)	74	8,521
Emmi AG	3	1,935
Ems-Chemie Holding AG	10	5,474
Flughafen Zuerich AG	12	2,250
Forbo Holding AG (Reg.)	2	2,559
Galenica AG	3	3,869
GAM Holding Ltd.	172	1,890
Gategroup Holding AG	23	1,191
Geberit AG (Reg.)	44	16,979
Georg Fischer AG (Reg.)	4	3,262
Givaudan SA	9	18,498
Helvetia Holding AG (Reg.)	4	2,010
Implenia AG	41	2,792
Julius Baer Group Ltd.	241	9,882
Kaba Holding AG (B Shares) (Reg.)	3	2,193
Kuehne & Nagel International AG	32	4,490
Lafargeholcim Ltd. (Reg.)	454	21,604
Lindt & Spruengli AG (participation certificate)	1	5,881
Logitech International SA (Reg.)	131	2,615
Lonza Group AG	52	9,802
Mobimo Holding AG	9	2,167
Nestle SA	2,580	206,742
Novartis AG	1,915	158,836
OC Oerlikon Corp. AG (Reg.)	251	2,349
Oriflame Holding AG	49	1,262
Panalpina Welttransport Holding AG	17	2,301
Pargesa Holding SA	30	2,089
Partners Group Holding AG	14	6,406
PSP Swiss Property AG	22	2,219
Roche Holding AG (participation certificate)	597	152,395
Schindler Holding AG:
(participation certificate)	11	2,110
(Reg.)	39	7,533
Schweiter Technologies AG	6	6,067
SGS SA (Reg.)	7	15,492
Siegfried Holding AG	11	2,314
Sika AG	2	9,381
Sonova Holding AG Class B	60	8,221
St.Galler Kantonalbank AG	3	1,233
Straumann Holding AG	6	2,292
Sulzer AG (Reg.)	22	2,236
Sunrise Communications Group AG	33	2,133
Swatch Group AG (Bearer)	16	4,195
Swatch Group AG (Bearer) (Reg.)	155	7,916
Swiss Life Holding AG	37	8,456
Swiss Prime Site AG	49	4,502
Swiss Re Ltd.	277	23,250
Swisscom AG	20	9,845
Syngenta AG (Switzerland)	71	27,923
Tecan Group AG	18	2,894
Temenos Group AG	52	3,216
u-blox Holding AG	10	2,532
UBS Group AG	3,291	45,331
Valiant Holding AG	25	2,383
Zurich Insurance Group AG	135	32,413
ZZ Holding AG	6	3,974

TOTAL SWITZERLAND		1,051,758

Taiwan - 2.6%
Acer, Inc.	5,000	2,389
Advanced Semiconductor Engineering, Inc.	7,000	8,290
Advantech Co. Ltd.	1,000	7,794
Asia Cement Corp.	3,000	2,753
ASUSTeK Computer, Inc.	1,000	8,721
AU Optronics Corp.	7,000	2,870
Bank of Kaohsiung Co. Ltd.	14,000	4,022
Catcher Technology Co. Ltd.	1,000	6,977
Cathay Financial Holding Co. Ltd.	7,000	7,887
Chang Hwa Commercial Bank	4,000	2,156
Cheng Shin Rubber Industry Co. Ltd.	2,000	4,186
Chicony Electronics Co. Ltd.	1,005	2,492
China Development Finance Holding Corp.	10,000	2,439
China Life Insurance Co. Ltd.	3,120	2,584
China Steel Corp.	14,000	9,702
Chinatrust Financial Holding Co. Ltd.	16,000	8,850
Chunghwa Telecom Co. Ltd.	3,000	10,756
Compal Electronics, Inc.	5,000	3,151
Delta Electronics, Inc.	2,000	10,560
E.SUN Financial Holdings Co. Ltd.	5,500	3,077
ECLAT Textile Co. Ltd.	1,000	11,235
Eternal Materials Co. Ltd.	2,160	2,257
Far Eastern International Bank	4,000	1,170
Far Eastern Textile Ltd.	4,000	3,130
Far EasTone Telecommunications Co. Ltd.	1,000	2,304
Feng Tay Enterprise Co. Ltd.	1,120	5,069
First Financial Holding Co. Ltd.	6,000	3,338
Formosa Chemicals & Fibre Corp.	3,000	7,835
Formosa Petrochemical Corp.	1,000	2,854
Formosa Plastics Corp.	3,000	7,335
Foxconn Technology Co. Ltd.	1,000	2,429
Fubon Financial Holding Co. Ltd.	8,000	9,969
Giant Manufacturing Co. Ltd.	1,000	6,757
Highwealth Construction Corp.	1,000	1,529
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,000	33,150
Hotai Motor Co. Ltd.	1,000	10,057
HTC Corp.	1,000	2,989
Hua Nan Financial Holdings Co. Ltd.	4,000	2,187
Innolux Corp.	7,000	2,596
Inotera Memories, Inc. (a)	2,000	1,634
Inventec Corp.	3,000	2,334
Lite-On Technology Corp.	2,000	3,004
MediaTek, Inc.	2,000	15,305
Mega Financial Holding Co. Ltd.	8,000	6,286
Micro-Star International Co. Ltd.	1,000	2,187
Nan Ya Plastics Corp.	5,000	9,491
Novatek Microelectronics Corp.	1,000	3,520
Pegatron Corp.	2,000	4,922
Pou Chen Corp.	2,000	2,734
Powertech Technology, Inc.	1,000	2,552
President Chain Store Corp.	1,000	8,140
Quanta Computer, Inc.	2,000	4,079
Realtek Semiconductor Corp.	1,000	3,630
Ruentex Industries Ltd.	1,000	1,603
Shin Kong Financial Holding Co. Ltd.	10,000	2,037
Shinkong Insurance Co. Ltd.	2,000	1,480
Siliconware Precision Industries Co. Ltd.	2,000	3,020
Simplo Technology Co. Ltd.	1,000	3,536
Sinopac Holdings Co.	7,000	2,266
Standard Foods Corp.	1,000	2,492
Synnex Technology International Corp.	2,000	2,370
Taichung Commercial Bank Co. Ltd.	4,000	1,162
TaiMed Biologics, Inc.	1,000	6,820
Taishin Financial Holdings Co. Ltd.	7,000	2,816
Taiwan Business Bank	8,000	2,114
Taiwan Cement Corp.	3,000	3,196
Taiwan Cooperative Financial Holding Co. Ltd.	5,000	2,349
Taiwan Fertilizer Co. Ltd.	2,000	2,797
Taiwan Fire & Marine Insurance Co. Ltd.	3,000	1,824
Taiwan Mobile Co. Ltd.	2,000	6,914
Taiwan Secom Co.	1,000	2,945
Taiwan Semiconductor Manufacturing Co. Ltd.	21,000	113,806
Taiwan Surface Mounting Technology Co. Ltd.	3,000	2,550
Tatung Co. Ltd. (a)	12,000	2,018
TECO Electric & Machinery Co. Ltd.	4,000	3,551
Unified-President Enterprises Corp.	5,000	10,245
United Microelectronics Corp.	8,000	2,989
Vanguard International Semiconductor Corp.	1,000	1,817
Wistron Corp.	3,000	2,390
WPG Holding Co. Ltd.	2,000	2,552
Yuanta Financial Holding Co. Ltd.	7,000	2,464
Yuen Foong Yu Paper Manufacturing Co.	4,000	1,194
Yulon Motor Co. Ltd.	2,000	1,782

TOTAL TAIWAN		498,763

Thailand - 0.5%
Advanced Info Service PCL	400	2,044
Advanced Info Service PCL (For. Reg.)	600	3,066
Airports of Thailand PCL (For. Reg.)	300	3,402
Asia Plus Group Holdings PCL	15,000	1,542
Bangkok Bank PCL (For. Reg.)	400	1,964
Bangkok Dusit Medical Services PCL (For. Reg.)	3,000	1,938
Bangkok Expressway and Metro PCL	8,700	2,098
BTS Group Holdings PCL	7,900	2,132
Bumrungrad Hospital PCL (For. Reg.)	400	2,113
C.P. ALL PCL	2,400	3,566
C.P. ALL PCL (For. Reg.)	3,400	5,052
Central Pattana PCL (For. Reg.)	1,300	2,146
Charoen Pokphand Foods PCL (For. Reg.)	2,500	2,010
Delta Electronics PCL	1,100	2,250
Energy Absolute PCL	1,800	1,357
Energy Earth PCL	7,600	1,030
Glow Energy PCL (For. Reg.)	900	2,216
Indorama Ventures PCL (For. Reg.)	2,200	2,100
IRPC PCL (For. Reg.)	14,400	2,051
Kasikornbank PCL	1,000	5,728
Kasikornbank PCL (For. Reg.)	900	5,155
Krung Thai Bank PCL (For. Reg.)	4,200	2,098
Minor International PCL (For. Reg.)	1,800	2,106
PTT Exploration and Production PCL (For. Reg.)	1,600	3,790
PTT Global Chemical PCL (For. Reg.)	1,500	2,616
PTT PCL	300	2,842
PTT PCL (For. Reg.)	700	6,632
Siam Cement PCL (For. Reg.)	300	4,410
Siam Commercial Bank PCL	600	2,730
Siam Commercial Bank PCL (For. Reg.)	900	4,096
Thai Oil PCL (For. Reg.)	1,100	1,919
Thai Union Frozen Products PCL (For. Reg.)	2,700	1,690
Thanachart Capital PCL (For. Reg.)	1,400	1,638
True Corp. PCL (For. Reg.)	9,800	2,518
TThai Tap Water Supply PCL	5,000	1,651

TOTAL THAILAND		95,696

Turkey - 0.2%
Akbank T.A.S.	1,619	4,173
Anadolu Efes Biracilik Ve Malt Sanayii A/S	232	1,572
Arcelik A/S	283	1,934
Bim Birlesik Magazalar A/S JSC	135	2,494
Coca-Cola Icecek Sanayi A/S	110	1,363
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,559	2,287
Eregli Demir ve Celik Fabrikalari T.A.S.	1,159	1,761
Haci Omer Sabanci Holding A/S	872	2,601
Koc Holding A/S	595	2,549
NET Holding A/S (a)	1,018	1,012
Tupras Turkiye Petrol Rafinelleri A/S	95	2,030
Turk Hava Yollari AO (a)	1,537	2,660
Turkcell Iletisim Hizmet A/S (a)	697	2,413
Turkiye Garanti Bankasi A/S	1,715	4,219
Turkiye Halk Bankasi A/S	706	1,857
Turkiye Is Bankasi A/S Series C	2,157	3,321
Ulker Biskuvi Sanayi A/S	182	1,204

TOTAL TURKEY		39,450

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	1,560	2,888
Air Arabia PJSC (a)	3,225	1,273
Aldar Properties PJSC (a)	2,793	2,190
Arabtec Holding Co. (a)	2,449	980
DP World Ltd.	114	1,937
Dubai Islamic Bank Pakistan Ltd. (a)	1,484	2,186
Dubai Parks and Resorts PJSC (a)	3,764	1,701
Emaar Malls Group PJSC (a)	1,723	1,360
Emaar Properties PJSC	3,722	6,972
Emirates Telecommunications Corp.	1,366	7,438
First Gulf Bank PJSC	628	2,069
National Bank of Abu Dhabi PJSC (a)	665	1,763

TOTAL UNITED ARAB EMIRATES		32,757

United Kingdom - 11.5%
3i Group PLC	714	5,830
AA PLC	533	1,749
Abcam PLC	277	2,804
Aberdeen Asset Management PLC	649	2,734
Acacia Mining PLC	141	1,044
Admiral Group PLC	205	5,871
Aggreko PLC	327	5,565
Allied Minds PLC (a)	212	1,039
Amec Foster Wheeler PLC	321	1,894
Anglo American PLC (United Kingdom)	1,299	14,278
Antofagasta PLC	332	2,199
ARM Holdings PLC	1,228	27,337
Ashmore Group PLC	450	1,983
Ashtead Group PLC	538	8,516
ASOS PLC (a)	40	2,385
Associated British Foods PLC	283	10,079
AstraZeneca PLC (United Kingdom)	1,097	73,442
Auto Trader Group PLC	1,206	5,917
Aveva Group PLC	86	2,153
Aviva PLC	3,591	18,492
B&M European Value Retail S.A.	454	1,546
Babcock International Group PLC	134	1,720
BAE Systems PLC	2,611	18,435
Balfour Beatty PLC (a)	628	1,843
Barclays PLC	14,898	30,376
Barratt Developments PLC	761	4,406
BBA Aviation PLC	685	2,158
Beazley PLC	384	2,014
Bellway PLC	155	4,300
Berendsen PLC	113	1,910
Berkeley Group Holdings PLC	128	4,545
BGEO Group PLC	53	1,916
BHP Billiton PLC	1,969	24,826
Big Yellow Group PLC	165	1,550
Bodycote PLC	233	1,805
Booker Group PLC	2,070	4,767
Bovis Homes Group PLC	138	1,495
BP PLC	15,904	89,979
British American Tobacco PLC (United Kingdom)	1,574	100,460
British Land Co. PLC	975	8,658
Britvic PLC	214	1,770
BT Group PLC	7,161	39,124
BTG PLC (a)	250	2,207
Bunzl PLC	293	9,171
Burberry Group PLC	422	7,372
Cairn Energy PLC (a)	769	1,823
Capita Group PLC	790	10,037
Capital & Counties Properties PLC	449	1,729
Card Factory PLC	385	1,560
Carillion PLC	506	1,786
Carnival PLC	156	7,504
Carphone Warehouse Group PLC	1,105	5,111
Centrica PLC	4,968	15,852
Cineworld Group PLC	245	1,905
Close Brothers Group PLC	105	1,751
Cobham PLC	2,192	4,964
Coca-Cola European Partners PLC	283	10,677
Compass Group PLC	1,337	25,400
Crest Nicholson PLC	237	1,340
Croda International PLC	105	4,620
CYBG PLC	561	1,936
Daily Mail & General Trust PLC Class A	221	2,100
Dairy Crest Group PLC	244	1,947
Debenhams PLC	1,795	1,332
Derwent London PLC	75	2,821
Diageo PLC	2,152	61,669
Dialog Semiconductor PLC (a)	65	2,129
Dignity PLC	54	1,929
Diploma PLC	185	2,090
Direct Line Insurance Group PLC	1,650	7,647
Domino's Pizza UK & IRL PLC	566	2,973
Drax Group PLC	465	2,103
DS Smith PLC	680	3,530
Dunelm Group PLC	104	1,170
easyJet PLC	117	1,612
Electrocomponents PLC	482	1,870
Elementis PLC	661	1,937
Essentra PLC	166	1,066
esure Group PLC	484	1,669
Fever-Tree Drinks PLC	161	1,939
Firstgroup PLC (a)	1,289	1,711
Fresnillo PLC	163	4,166
G4S PLC (United Kingdom)	2,244	5,533
Galliford Try PLC	103	1,339
Genus PLC	97	2,338
GKN PLC	1,756	6,721
GlaxoSmithKline PLC	4,149	92,660
Grainger Trust PLC	581	1,672
Great Portland Estates PLC	340	3,076
Greene King PLC	730	7,850
Greggs PLC	123	1,683
GW Pharmaceuticals PLC (a)	223	1,756
Halma PLC	375	5,206
Hammerson PLC	587	4,331
Hansteen Holdings PLC	1,082	1,532
Hargreaves Lansdown PLC	308	5,295
Hays PLC	1,024	1,611
Hikma Pharmaceuticals PLC	176	6,135
Home Retail Group PLC	853	1,743
HomeServe PLC	283	2,097
Howden Joinery Group PLC	681	3,893
HSBC Holdings PLC (United Kingdom)	16,658	109,188
ICAP PLC	366	2,156
IG Group Holdings PLC	642	7,519
IMI PLC	156	2,213
Imperial Tobacco Group PLC	801	42,228
Inchcape PLC	222	1,980
Indivior PLC	802	3,143
Informa PLC	663	6,265
Inmarsat PLC	577	5,972
InterContinental Hotel Group PLC	203	8,119
Intermediate Capital Group PLC	258	1,957
International Personal Finance PLC	283	1,004
Intertek Group PLC	187	8,971
Intu Properties PLC	1,701	6,756
Investec PLC	372	2,213
ITV PLC	3,619	9,388
J Sainsbury PLC	2,363	7,015
John Laing Group PLC	1,051	3,130
John Menzies PLC	165	1,288
John Wood Group PLC	250	2,182
Johnson Matthey PLC	211	9,148
Jupiter Fund Management PLC	320	1,789
JUST EAT Ltd. (a)	301	2,139
Kcom Group PLC	888	1,293
Keller Group PLC	112	1,510
Kier Group PLC	111	1,579
Kingfisher PLC	2,522	11,199
Ladbrokes PLC	1,020	1,872
Laird PLC	402	1,560
Land Securities Group PLC	779	11,279
Legal & General Group PLC	5,380	14,646
Lloyds Banking Group PLC	57,004	40,094
London Stock Exchange Group PLC	294	10,797
Londonmetric Properity PLC	877	1,878
Lonmin PLC (a)	328	1,034
Man Group PLC	1,116	1,713
Marks & Spencer Group PLC	1,202	5,082
Mediclinic International PLC	267	3,795
Meggitt PLC	886	5,137
Melrose Industries PLC	154	1,395
Merlin Entertainments PLC	565	3,538
Micro Focus International PLC	199	5,099
Mitie Group PLC	490	1,613
Mondi PLC	296	5,994
Moneysupermarket.com Group PLC	447	1,766
National Express Group PLC Class L	413	1,844
National Grid PLC	2,884	41,353
Next PLC	119	7,914
Ocado Group PLC (a)	499	1,761
Old Mutual PLC	4,503	12,551
P2P Global Investments PLC	161	1,758
Pagegroup PLC	352	1,576
Paragon Group of Companies PLC	434	1,566
Pearson PLC	664	7,758
Pennon Group PLC	243	2,901
Persimmon PLC	228	5,090
Pets At Home Group PLC	532	1,714
Primary Health Properties PLC	757	1,115
Provident Financial PLC	150	5,378
Prudential PLC	2,156	38,007
PZ Cussons PLC Class L	407	1,830
QinetiQ Group PLC	564	1,677
Reckitt Benckiser Group PLC	523	50,710
Redrow PLC (a)	323	1,445
RELX PLC	947	17,985
Renishaw PLC	32	1,102
Rentokil Initial PLC	1,141	3,247
Rightmove PLC	97	5,200
Rio Tinto PLC	1,111	36,054
Rolls-Royce Group PLC	1,687	17,652
Rotork PLC	702	2,022
Royal Bank of Scotland Group PLC (a)	2,910	7,407
Royal Dutch Shell PLC:
Class A (United Kingdom)	3,616	93,366
Class B (United Kingdom)	3,193	84,930
Royal Mail PLC	1,216	8,199
RPC Group PLC	171	1,953
RSA Insurance Group PLC	726	4,782
SABMiller PLC	695	40,600
Safestore Holdings PLC	224	1,099
Saga PLC	659	1,775
Sage Group PLC	810	7,638
Savills PLC	176	1,628
Schroders PLC	103	3,569
Scottish & Southern Energy PLC	889	17,836
Segro PLC	540	3,166
Senior Engineering Group PLC	629	1,706
Serco Group PLC (a)	1,220	1,931
Severn Trent PLC	207	6,709
Shaftesbury PLC	152	1,879
SIG PLC	1,180	1,648
SKY PLC	870	10,599
Smith & Nephew PLC	857	14,097
Smiths Group PLC	410	6,853
Sophos Group PLC	488	1,608
Spectris PLC	82	2,039
Spirax-Sarco Engineering PLC	40	2,109
Spire Healthcare Group PLC	451	1,927
Spirent Communications PLC	1,005	1,204
Sports Direct International PLC (a)	263	1,008
SSP Group PLC	433	1,831
St. James's Place Capital PLC	405	4,963
Stagecoach Group PLC	629	1,690
Standard Chartered PLC (United Kingdom)	2,937	23,501
Standard Life PLC	2,357	9,449
SuperGroup PLC	73	1,532
Synthomer PLC	387	1,874
TalkTalk Telecom Group PLC	574	1,740
Tate & Lyle PLC	502	4,803
Taylor Wimpey PLC	2,435	4,985
Telecom Plus PLC	80	1,101
Tesco PLC (a)	7,754	15,987
The Go-Ahead Group PLC	54	1,306
The Weir Group PLC	149	2,889
Thomas Cook Group PLC (a)	1,785	1,536
Travis Perkins PLC	267	5,512
Tritax Big Box REIT PLC	997	1,800
Tullett Prebon PLC	438	1,926
Tullow Oil PLC (a)	600	1,570
Ultra Electronics Holdings PLC	80	1,812
Unilever PLC	1,079	50,479
Unite Group PLC	214	1,794
United Utilities Group PLC	610	8,210
Vectura Group PLC (a)	946	1,864
Vesuvius PLC	335	1,632
Victrex PLC	96	1,878
Vodafone Group PLC	22,403	68,058
WH Smith PLC	81	1,639
Whitbread PLC	190	9,704
William Hill PLC	877	3,710
WM Morrison Supermarkets PLC	1,602	3,939
Wolverhampton & Dudley Breweries PLC	908	1,708
Workspace Group PLC	163	1,521
Worldpay Group PLC (a)	1,200	4,660
WS Atkins PLC	102	1,891

TOTAL UNITED KINGDOM		2,166,145

United States of America - 0.0%
Sohu.com, Inc. (a)	49	1,895
Southern Copper Corp.	76	1,975

TOTAL UNITED STATES OF AMERICA		3,870

TOTAL COMMON STOCKS
(Cost $16,835,605)		17,064,329

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.6%
Banco Bradesco SA (PN)	2,800	24,491
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	200	1,374
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	200	3,027
Companhia Energetica de Minas Gerais (CEMIG) (PN)	700	1,962
Companhia Paranaense de Energia-Copel (PN-B)	200	1,983
Gerdau SA (PN)	900	2,151
Itau Unibanco Holding SA	2,600	27,095
Itausa-Investimentos Itau SA (PN)	3,300	8,509
Lojas Americanas SA (PN)	500	2,953
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	4,600	16,840
Suzano Papel e Celulose SA	400	1,224
Telefonica Brasil SA	300	4,555
Vale SA (PN-A)	2,400	11,110

TOTAL BRAZIL		107,274

Chile - 0.0%
Embotelladora Andina SA Class B	348	1,377
Sociedad Quimica y Minera de Chile SA (PN-B)	90	2,242

TOTAL CHILE		3,619

Colombia - 0.1%
Bancolombia SA (PN)	825	7,068
Grupo Aval Acciones y Valores SA	2,492	950
Grupo de Inversiones Suramerica SA	205	2,505

TOTAL COLOMBIA		10,523

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	125	9,056
Fuchs Petrolub AG	49	2,068
Henkel AG & Co. KGaA	114	14,198
Jungheinrich AG	63	1,921
Porsche Automobil Holding SE (Germany)	127	6,641
Sartorius AG (non-vtg.)	28	2,238
Volkswagen AG	142	19,972

TOTAL GERMANY		56,094

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	3,509	2,442
Korea (South) - 0.2%
AMOREPACIFIC Corp.	35	7,077
Hyundai Motor Co. Series 2	63	5,690
Samsung Electronics Co. Ltd.	27	30,693

TOTAL KOREA (SOUTH)		43,460

Russia - 0.0%
AK Transneft OAO (a)	2	5,046
Surgutneftegas OJSC (a)	3,300	1,631

TOTAL RUSSIA		6,677

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $211,255)		230,089

Investment Companies - 1.9%
United States of America - 1.9%
iShares MSCI India ETF
(Cost $345,824)	12,171	359,651
	Principal Amount	Value

Government Obligations - 0.6%
United States of America - 0.6%
U.S. Treasury Bills, yield at date of purchase 0.44% to 0.57% 5/25/17 to 6/22/17 (c)
(Cost $119,514)	120,000	119,530
	Shares	Value

Money Market Funds - 11.8%
Fidelity Cash Central Fund, 0.42% (d)
(Cost $2,226,210)	2,226,210	2,226,210
TOTAL INVESTMENT PORTFOLIO - 105.7%
(Cost $19,738,408)		19,999,809
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(1,077,300)
NET ASSETS - 100%		$18,922,509

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
10 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2016	840,100	$5,983
7 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2016	308,525	793
1 TME S&P/TSX 60 Index Contracts (Canada)	Sept. 2016	129,529	353
TOTAL FUTURES CONTRACTS			$7,129

The face value of futures purchased as a percentage of Net Assets is 6.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,100 or 0.0% of net assets.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,530.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$573
Total	$573

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,084,348	$1,075,890	$1,008,458	$--
Consumer Staples	1,818,726	851,953	966,773	--
Energy	1,052,089	513,331	538,758	--
Financials	4,248,731	2,893,794	1,354,937	--
Health Care	1,559,331	454,994	1,104,337	--
Industrials	2,148,858	1,240,610	908,248	--
Information Technology	1,634,372	799,898	834,474	--
Materials	1,365,321	824,156	541,165	--
Telecommunication Services	788,426	262,471	525,955	--
Utilities	594,216	414,315	179,901	--
Investment Companies	359,651	359,651	--	--
Government Obligations	119,530	--	119,530	--
Money Market Funds	2,226,210	2,226,210	--	--
Total Investments in Securities:	$19,999,809	$11,917,273	$8,082,536	$--
Derivative Instruments:
Assets
Futures Contracts	$7,129	$7,129	$--	$--
Total Assets	$7,129	$7,129	$--	$--
Total Derivative Instruments:	$7,129	$7,129	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $19,768,608. Net unrealized appreciation aggregated $231,201, of which $624,310 related to appreciated investment securities and $393,109 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Global ex U.S. Index Fund

July 31, 2016

SGX-QTLY-0916
1.899285.106

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
		Shares	Value
Australia - 5.1%
AGL Energy Ltd.		134,569	$2,104,628
Alumina Ltd.		483,997	487,353
Amcor Ltd.		230,201	2,627,618
AMP Ltd.		587,359	2,593,372
APA Group unit		221,093	1,631,471
Aristocrat Leisure Ltd.		107,714	1,304,805
Asciano Ltd.		166,630	1,156,136
ASX Ltd.		38,338	1,448,008
Aurizon Holdings Ltd.		415,857	1,643,359
Australia & New Zealand Banking Group Ltd.		580,733	11,403,917
Bank of Queensland Ltd.		73,531	590,092
Bendigo & Adelaide Bank Ltd.		91,096	702,668
BHP Billiton Ltd.		639,362	9,476,746
Boral Ltd.		148,094	773,178
Brambles Ltd.		313,665	3,206,073
Caltex Australia Ltd.		53,624	1,351,322
Challenger Ltd.		113,384	818,579
Cimic Group Ltd.		20,036	445,219
Coca-Cola Amatil Ltd.		113,677	795,230
Cochlear Ltd.		11,388	1,148,687
Commonwealth Bank of Australia		339,860	19,977,696
Computershare Ltd.		93,318	629,743
Crown Ltd.		72,332	720,090
CSL Ltd.		92,155	8,263,917
DEXUS Property Group unit		192,457	1,428,938
Dominos Pizza Enterprises Ltd.		12,211	697,837
DUET Group		463,586	947,693
Flight Centre Travel Group Ltd. (a)		11,366	278,044
Fortescue Metals Group Ltd.		309,349	1,041,448
Goodman Group unit		353,971	2,028,262
Harvey Norman Holdings Ltd.		110,071	404,859
Healthscope Ltd.		345,137	776,369
Incitec Pivot Ltd.		336,721	734,408
Insurance Australia Group Ltd.		482,656	2,215,438
Lendlease Group unit		109,363	1,114,511
Macquarie Group Ltd.		60,917	3,443,801
Medibank Private Ltd.		547,284	1,276,839
Mirvac Group unit		735,891	1,230,329
National Australia Bank Ltd.		524,861	10,610,662
Newcrest Mining Ltd. (b)		152,590	2,971,928
Orica Ltd.		74,089	796,701
Origin Energy Ltd.		347,533	1,452,592
Platinum Asset Management Ltd.		48,566	223,661
Qantas Airways Ltd.		145,592	349,631
QBE Insurance Group Ltd.		272,625	2,272,780
Ramsay Health Care Ltd.		28,130	1,684,325
realestate.com.au Ltd.		10,348	513,281
Rio Tinto Ltd.		84,087	3,166,979
Santos Ltd.		314,717	1,049,953
Scentre Group unit		1,059,216	4,266,241
SEEK Ltd.		65,208	827,565
Sonic Healthcare Ltd.		78,116	1,364,191
South32 Ltd. (b)		1,043,591	1,455,296
South32 Ltd. sponsored ADR (b)		2,887	19,992
SP AusNet		351,338	472,589
Stockland Corp. Ltd. unit		475,579	1,821,538
Suncorp Group Ltd.		255,058	2,603,155
Sydney Airport unit		216,210	1,242,174
Tabcorp Holdings Ltd.		164,974	613,069
Tatts Group Ltd.		290,097	910,497
Telstra Corp. Ltd.		848,906	3,723,387
The GPT Group unit		357,094	1,522,406
TPG Telecom Ltd.		67,442	657,570
Transurban Group unit		404,187	3,857,954
Treasury Wine Estates Ltd.		146,918	1,077,426
Vicinity Centers unit		669,666	1,760,838
Vocus Communications Ltd.		90,715	615,624
Wesfarmers Ltd.		224,162	7,313,208
Westfield Corp. unit (b)		392,926	3,189,092
Westpac Banking Corp.		663,801	15,707,090
Woodside Petroleum Ltd.		147,392	2,971,640
Woolworths Ltd.		253,057	4,501,993

TOTAL AUSTRALIA			180,505,711

Austria - 0.1%
Andritz AG		14,434	735,857
Erste Group Bank AG		55,154	1,461,702
IMMOEAST AG (b)		928	0
OMV AG		28,299	751,884
Raiffeisen International Bank-Holding AG (b)		23,127	305,101
Voestalpine AG		22,340	787,247

TOTAL AUSTRIA			4,041,791

Bailiwick of Jersey - 0.9%
Experian PLC		191,334	3,742,596
Glencore Xstrata PLC		2,437,334	6,023,976
Petrofac Ltd.		51,478	507,898
Randgold Resources Ltd.		18,624	2,191,638
Shire PLC		178,782	11,549,759
Wolseley PLC		50,889	2,837,488
WPP PLC		257,737	5,782,983

TOTAL BAILIWICK OF JERSEY			32,636,338

Belgium - 0.9%
Ageas		39,941	1,343,863
Anheuser-Busch InBev SA NV		160,137	20,688,450
Belgacom SA		29,870	932,212
Colruyt NV		13,321	743,006
Groupe Bruxelles Lambert SA		15,829	1,335,225
KBC Groep NV (b)		49,929	2,594,822
Solvay SA Class A		14,698	1,525,088
Telenet Group Holding NV (b)		10,474	496,794
UCB SA		25,122	1,965,205
Umicore SA		18,884	1,092,351

TOTAL BELGIUM			32,717,016

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (b)		656,000	455,743
Alibaba Pictures Group Ltd. (b)		2,210,000	472,855
Beijing Enterprises Water Group Ltd. (a)		860,000	522,092
Brilliance China Automotive Holdings Ltd.		604,000	670,298
Cheung Kong Infrastructure Holdings Ltd.		131,000	1,158,306
China Gas Holdings Ltd.		342,000	540,436
China Resource Gas Group Ltd.		176,000	516,086
Cosco Pacific Ltd.		325,377	335,509
Credicorp Ltd. (United States)		13,000	2,084,290
First Pacific Co. Ltd.		458,078	356,264
GOME Electrical Appliances Holdings Ltd.		2,426,418	293,982
Haier Electronics Group Co. Ltd.		254,000	425,603
Hanergy Thin Film Power Group Ltd. (b)		1,902,000	2
Hongkong Land Holdings Ltd.		229,865	1,471,136
Jardine Matheson Holdings Ltd.		48,722	2,889,215
Kerry Properties Ltd.		124,000	338,833
Kunlun Energy Co. Ltd.		634,000	478,867
Li & Fung Ltd.		1,152,000	576,119
Luye Pharma Group Ltd. (b)		280,500	181,856
Nine Dragons Paper (Holdings) Ltd.		315,000	250,103
Noble Group Ltd. (b)		892,497	107,843
NWS Holdings Ltd.		292,007	477,244
Shangri-La Asia Ltd.		230,000	246,945
Yue Yuen Industrial (Holdings) Ltd.		146,000	592,777

TOTAL BERMUDA			15,442,404

Brazil - 1.0%
AES Tiete Energia SA unit		36,700	194,683
Ambev SA		872,630	5,059,661
Banco Bradesco SA		164,142	1,478,716
Banco do Brasil SA		171,000	1,110,150
Banco Santander SA (Brasil) unit		81,900	514,780
BB Seguridade Participacoes SA		139,300	1,294,875
BM&F BOVESPA SA		343,300	2,021,218
BR Malls Participacoes SA		113,470	492,039
Brasil Foods SA		113,400	1,899,093
CCR SA		175,600	1,014,368
Cetip SA - Mercados Organizado		44,460	593,321
Cielo SA		203,179	2,302,871
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		68,000	645,941
Companhia Siderurgica Nacional SA (CSN) (b)		126,100	430,523
Cosan SA Industria e Comercio		23,200	243,634
CPFL Energia SA		40,981	288,677
Drogasil SA		46,200	944,404
Duratex SA		59,585	182,114
EDP Energias do Brasil SA		73,180	324,552
Embraer SA		132,900	607,854
Equatorial Energia SA		39,800	681,623
Fibria Celulose SA		50,295	306,976
Hypermarcas SA		69,400	587,537
JBS SA		144,300	485,094
Klabin SA unit		110,300	577,966
Kroton Educacional SA		275,592	1,227,347
Localiza Rent A Car SA		30,460	378,589
Lojas Americanas SA		42,210	169,756
Lojas Renner SA		127,800	1,074,460
M. Dias Branco SA		6,900	250,046
Multiplan Empreendimentos Imobiliarios SA		15,300	298,082
Natura Cosmeticos SA		34,900	358,429
Odontoprev SA		53,500	214,502
Petroleo Brasileiro SA - Petrobras (ON) (b)		541,711	2,340,665
Porto Seguro SA		22,200	192,395
Qualicorp SA		43,500	288,444
Rumo Logistica Operadora Multimodal SA (b)		155,600	293,694
Sul America SA unit		34,342	182,598
Terna Participacoes SA unit		18,700	149,374
TIM Participacoes SA		172,603	442,367
Totvs SA		25,300	256,714
Tractebel Energia SA		32,700	425,693
Ultrapar Participacoes SA		71,800	1,639,548
Vale SA		233,700	1,333,410
Vale SA sponsored ADR (a)		26,400	151,800
Weg SA		112,120	528,026

TOTAL BRAZIL			36,478,609

Canada - 6.6%
Agnico Eagle Mines Ltd. (Canada)		43,374	2,524,073
Agrium, Inc.		26,182	2,376,262
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		83,701	3,784,222
AltaGas Ltd. (a)		31,960	814,146
ARC Resources Ltd.		69,286	1,218,933
ATCO Ltd. Class I (non-vtg.)		15,365	579,107
Bank of Montreal		127,973	8,203,837
Bank of Nova Scotia		239,731	12,175,210
Barrick Gold Corp.		232,077	5,067,603
BCE, Inc.		29,218	1,399,304
BlackBerry Ltd. (b)		97,492	739,226
Bombardier, Inc. Class B (sub. vtg.) (b)		389,963	585,400
Brookfield Asset Management, Inc. Class A		177,119	6,116,720
CAE, Inc.		54,416	726,019
Cameco Corp.		78,728	752,518
Canadian Imperial Bank of Commerce		79,128	6,011,340
Canadian National Railway Co.		156,954	9,949,897
Canadian Natural Resources Ltd.		217,967	6,600,862
Canadian Pacific Railway Ltd.		28,944	4,336,335
Canadian Tire Ltd. Class A (non-vtg.)		14,065	1,477,867
Canadian Utilities Ltd. Class A (non-vtg.)		25,424	782,591
CCL Industries, Inc. Class B		5,543	992,149
Cenovus Energy, Inc.		165,773	2,372,992
CGI Group, Inc. Class A (sub. vtg.) (b)		44,567	2,163,751
CI Financial Corp.		49,654	1,015,023
Constellation Software, Inc.		3,812	1,551,806
Crescent Point Energy Corp.		100,397	1,467,912
Dollarama, Inc.		23,238	1,718,222
Eldorado Gold Corp.		142,612	584,364
Element Financial Corp.		77,315	830,204
Empire Co. Ltd. Class A (non-vtg.)		33,260	529,857
Enbridge, Inc.		182,475	7,506,401
Encana Corp.		169,241	1,361,031
Fairfax Financial Holdings Ltd. (sub. vtg.)		4,393	2,355,259
Finning International, Inc.		33,602	544,570
First Capital Realty, Inc.		24,617	437,229
First Quantum Minerals Ltd.		137,309	1,187,316
Fortis, Inc.		56,308	1,865,217
Franco-Nevada Corp.		35,298	2,721,594
George Weston Ltd.		10,308	915,495
Gildan Activewear, Inc.		46,146	1,354,002
Goldcorp, Inc.		165,364	2,954,806
Great-West Lifeco, Inc.		59,290	1,539,864
H&R REIT/H&R Finance Trust		27,258	485,389
Husky Energy, Inc.		69,789	821,016
Hydro One Ltd.		35,708	709,155
IGM Financial, Inc.		19,398	539,754
Imperial Oil Ltd.		58,843	1,810,381
Industrial Alliance Insurance and Financial Services, Inc.		20,596	670,417
Intact Financial Corp.		26,239	1,880,832
Inter Pipeline Ltd.		66,802	1,395,748
Jean Coutu Group, Inc. Class A (sub. vtg.)		17,438	252,558
Keyera Corp.		36,292	1,041,798
Kinross Gold Corp. (b)		244,983	1,266,523
Linamar Corp.		9,896	392,839
Loblaw Companies Ltd.		45,054	2,513,141
Magna International, Inc. Class A (sub. vtg.)		80,210	3,090,080
Manulife Financial Corp.		392,870	5,356,019
Methanex Corp.		17,935	503,029
Metro, Inc. Class A (sub. vtg.)		47,698	1,734,174
National Bank of Canada		67,172	2,300,203
Onex Corp. (sub. vtg.)		16,680	1,035,434
Open Text Corp.		24,212	1,475,362
Pembina Pipeline Corp.		74,227	2,164,871
Peyto Exploration & Development Corp.		31,637	898,964
Potash Corp. of Saskatchewan, Inc.		166,762	2,599,170
Power Corp. of Canada (sub. vtg.)		74,329	1,619,053
Power Financial Corp.		49,672	1,148,545
PrairieSky Royalty Ltd.		40,933	796,620
Restaurant Brands International, Inc.		43,901	1,964,306
RioCan (REIT)		31,639	702,254
Rogers Communications, Inc. Class B (non-vtg.)		72,382	3,197,082
Royal Bank of Canada		296,041	18,046,110
Saputo, Inc.		50,901	1,529,389
Seven Generations Energy Ltd. (b)		38,429	806,460
Shaw Communications, Inc. Class B		81,502	1,652,949
Silver Wheaton Corp.		86,704	2,420,527
Smart (REIT)		12,749	376,030
SNC-Lavalin Group, Inc.		29,935	1,289,659
Sun Life Financial, Inc.		121,959	4,018,440
Suncor Energy, Inc.		331,333	8,917,429
Teck Resources Ltd. Class B (sub. vtg.)		112,886	1,799,225
TELUS Corp.		39,500	1,321,759
The Toronto-Dominion Bank		369,510	16,100,351
Thomson Reuters Corp.		68,527	2,887,198
Tourmaline Oil Corp. (b)		39,671	1,016,348
TransCanada Corp.		141,055	6,540,397
Turquoise Hill Resources Ltd. (b)		200,353	713,546
Valeant Pharmaceuticals International, Inc. (Canada) (b)		64,614	1,440,892
Veresen, Inc.		60,839	514,894
Vermilion Energy, Inc. (a)		22,117	736,866
West Fraser Timber Co. Ltd.		13,460	462,464
Yamana Gold, Inc.		188,458	1,078,223

TOTAL CANADA			232,224,409

Cayman Islands - 2.7%
3SBio, Inc. (b)		194,000	194,540
58.com, Inc. ADR (a)(b)		15,291	795,285
AAC Technology Holdings, Inc.		146,000	1,362,446
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		197,466	16,286,996
Anta Sports Products Ltd.		198,000	440,998
ASM Pacific Technology Ltd.		45,800	340,324
Baidu.com, Inc. sponsored ADR (b)		54,065	8,628,774
Belle International Holdings Ltd.		1,255,000	829,830
Casetek Holdings		24,000	96,923
Chailease Holding Co. Ltd.		208,977	371,731
Cheung Kong Property Holdings Ltd.		535,116	3,821,075
China Conch Venture Holdings Ltd.		266,000	508,796
China Huishan Dairy Holdings Co. Ltd.		1,079,000	424,179
China Medical System Holdings Ltd.		252,000	370,283
China Mengniu Dairy Co. Ltd.		545,000	910,394
China Resources Land Ltd.		548,465	1,362,962
China State Construction International Holdings Ltd.		358,000	478,970
CK Hutchison Holdings Ltd.		535,616	6,268,552
Country Garden Holdings Co. Ltd.		1,101,537	448,657
Ctrip.com International Ltd. ADR (a)(b)		67,283	2,938,249
ENN Energy Holdings Ltd.		150,000	714,387
Evergrande Real Estate Group Ltd. (a)		950,000	598,770
GCL-Poly Energy Holdings Ltd.		2,600,000	355,228
Geely Automobile Holdings Ltd.		1,050,000	690,220
Haitian International Holdings Ltd.		123,000	206,099
Hengan International Group Co. Ltd.		145,000	1,218,550
JD.com, Inc. sponsored ADR (a)(b)		136,913	2,964,166
Kingsoft Corp. Ltd. (a)		159,000	270,520
Longfor Properties Co. Ltd.		283,000	386,652
Melco Crown Entertainment Ltd. sponsored ADR		37,568	524,449
MGM China Holdings Ltd.		177,200	256,719
NetEase, Inc. sponsored ADR		15,730	3,213,167
New Oriental Education & Technology Group, Inc. sponsored ADR		26,484	1,166,885
Qinqin Foodstuffs Group Cayman Co. Ltd. (b)		28,000	10,358
Qunar Cayman Islands Ltd. sponsored ADR (b)		6,932	208,445
Sands China Ltd.		479,200	1,828,253
Semiconductor Manufacturing International Corp. (b)		5,378,000	435,997
Shenzhou International Group Holdings Ltd.		110,000	579,888
Shimao Property Holdings Ltd.		256,000	333,925
Shui On Land Ltd.		643,170	173,261
Sino Biopharmaceutical Ltd.		893,000	596,223
SOHO China Ltd.		413,500	190,804
SouFun Holdings Ltd. ADR (b)		54,372	278,385
Sunac China Holdings Ltd.		363,000	227,858
TAL Education Group ADR (b)		8,486	510,942
Tencent Holdings Ltd.		1,124,000	27,148,115
Tingyi (Cayman Islands) Holding Corp.		394,000	340,758
Vipshop Holdings Ltd. ADR (a)(b)		80,098	1,139,795
Want Want China Holdings Ltd. (a)		1,138,000	696,729
WH Group Ltd.		1,163,000	915,901
Wynn Macau Ltd.		311,200	505,403
YY, Inc. ADR (b)		5,651	221,463
Zhen Ding Technology Holding Ltd.		76,230	156,921

TOTAL CAYMAN ISLANDS			95,945,200

Chile - 0.3%
AES Gener SA		516,229	248,474
Aguas Andinas SA		513,345	309,779
Banco de Chile		4,601,105	510,890
Banco de Credito e Inversiones		7,417	334,680
Banco Santander Chile		12,881,885	660,968
Cencosud SA		252,331	718,815
Colbun SA		1,595,194	392,043
Compania Cervecerias Unidas SA		30,343	346,281
Compania de Petroleos de Chile SA (COPEC)		88,961	807,192
CorpBanca SA		28,932,461	251,913
Empresa Nacional de Electricidad SA		649,714	593,491
Empresa Nacional de Telecomunicaciones SA (ENTEL) (b)		33,919	334,185
Empresas CMPC SA		251,430	527,556
Endesa Americas SA		656,297	308,203
Enersis Chile SA		3,894,476	452,239
Enersis SA		3,909,158	686,648
LATAM Airlines Group SA (b)		58,573	510,797
S.A.C.I. Falabella		121,781	896,639

TOTAL CHILE			8,890,793

China - 2.2%
Agricultural Bank of China Ltd. (H Shares)		4,843,000	1,779,046
Air China Ltd. (H Shares)		366,000	279,746
Aluminum Corp. of China Ltd. (H Shares) (b)		784,000	252,629
Anhui Conch Cement Co. Ltd. (H Shares)		241,500	635,406
AviChina Industry & Technology Co. Ltd. (H Shares)		410,000	300,165
Bank Communications Co. Ltd. (H Shares)		1,714,200	1,155,556
Bank of China Ltd. (H Shares)		15,772,024	6,484,940
Beijing Capital International Airport Co. Ltd. (H Shares)		312,000	359,920
BYD Co. Ltd. (H Shares) (b)		127,500	808,543
CGN Power Co. Ltd.		2,105,000	621,320
China Cinda Asset Management Co. Ltd. (H Shares)		1,701,000	552,501
China CITIC Bank Corp. Ltd. (H Shares)		1,753,293	1,107,333
China Coal Energy Co. Ltd. (H Shares)		614,000	323,683
China Communications Construction Co. Ltd. (H Shares)		878,000	959,662
China Communications Services Corp. Ltd. (H Shares)		484,000	262,637
China Construction Bank Corp. (H Shares)		16,730,649	11,213,572
China Cosco Holdings Co. Ltd. (H Shares) (b)		496,500	173,427
China Everbright Bank Co. Ltd. (H Shares)		642,000	278,864
China Galaxy Securities Co. Ltd. (H Shares)		632,500	547,030
China Life Insurance Co. Ltd. (H Shares)		1,474,000	3,343,455
China Longyuan Power Grid Corp. Ltd. (H Shares)		636,000	509,889
China Merchants Bank Co. Ltd. (H Shares)		860,191	1,840,479
China Minsheng Banking Corp. Ltd. (H Shares)		1,164,360	1,214,126
China National Building Materials Co. Ltd. (H Shares)		570,000	261,549
China Oilfield Services Ltd. (H Shares)		356,000	277,609
China Pacific Insurance (Group) Co. Ltd. (H Shares)		522,200	1,844,231
China Petroleum & Chemical Corp. (H Shares)		5,047,800	3,620,143
China Railway Construction Corp. Ltd. (H Shares)		388,000	465,096
China Railway Group Ltd. (H Shares)		789,000	593,906
China Shenhua Energy Co. Ltd. (H Shares)		668,000	1,276,005
China Shipping Container Lines Co. Ltd. (H Shares) (b)		760,000	158,693
China Southern Airlines Ltd. (H Shares)		372,000	245,494
China Telecom Corp. Ltd. (H Shares)		2,746,000	1,352,047
China Vanke Co. Ltd. (H Shares)		264,500	597,975
Chongqing Changan Automobile Co. Ltd. (B Shares)		176,200	292,289
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		476,000	249,706
CITIC Securities Co. Ltd. (H Shares)		427,000	908,113
CRRC Corp. Ltd. (H Shares)		810,800	743,038
Dalian Wanda Commercial Properties Co., Ltd.		113,100	716,496
Dongfeng Motor Group Co. Ltd. (H Shares)		538,000	663,624
GF Securities Co. Ltd.		269,200	588,476
Great Wall Motor Co. Ltd. (H Shares)		616,500	639,671
Guangzhou Automobile Group Co. Ltd. (H Shares)		417,376	535,815
Guangzhou R&F Properties Co. Ltd. (H Shares)		187,200	283,271
Haitong Securities Co. Ltd. (H Shares)		613,200	995,865
Huadian Power International Corp. Ltd. (H Shares)		324,000	153,264
Huaneng Power International, Inc. (H Shares)		830,000	511,322
Huaneng Renewables Corp. Ltd. (H Shares)		812,000	259,559
Huatai Securities Co. Ltd.		290,800	592,215
Industrial & Commercial Bank of China Ltd. (H Shares)		14,668,008	8,367,961
Jiangsu Expressway Co. Ltd. (H Shares)		240,000	339,039
Jiangxi Copper Co. Ltd. (H Shares)		243,000	278,443
New China Life Insurance Co. Ltd. (H Shares)		153,400	542,745
People's Insurance Co. of China Group (H Shares)		1,354,000	520,071
PetroChina Co. Ltd. (H Shares)		4,176,000	2,862,589
PICC Property & Casualty Co. Ltd. (H Shares)		913,334	1,415,018
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,034,500	4,826,884
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		356,000	198,685
Shanghai Electric Group Co. Ltd. (H Shares)		526,000	218,308
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H		75,000	183,865
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		185,410	273,294
Shanghai Pharma Holding Co. Ltd. (H Shares)		138,200	327,758
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		240,500	209,551
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		698,000	340,075
Sinopharm Group Co. Ltd. (H Shares)		237,200	1,148,028
Sinotrans Ltd. (H Shares)		381,000	174,334
TravelSky Technology Ltd. (H Shares)		187,000	358,169
Tsingtao Brewery Co. Ltd. (H Shares)		72,000	253,815
Weichai Power Co. Ltd. (H Shares)		183,400	219,842
Yanzhou Coal Mining Co. Ltd. (H Shares)		372,000	228,712
Zhejiang Expressway Co. Ltd. (H Shares)		288,000	297,340
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		108,000	595,793
Zijin Mining Group Co. Ltd. (H Shares)		1,139,000	414,000
ZTE Corp. (H Shares)		144,736	194,762

TOTAL CHINA			78,618,482

Colombia - 0.1%
Cementos Argos SA		93,931	351,859
Corporacion Financiera Colombiana SA		16,763	209,565
Ecopetrol SA (b)		967,202	409,564
Grupo de Inversiones Suramerica SA		44,610	556,826
Interconexion Electrica SA ESP		74,921	221,834
Inversiones Argos SA		56,368	339,677

TOTAL COLOMBIA			2,089,325

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		31,911	602,716
Komercni Banka A/S		15,033	591,374
Telefonica Czech Rep A/S		10,000	97,539

TOTAL CZECH REPUBLIC			1,291,629

Denmark - 1.4%
A.P. Moller - Maersk A/S:
Series A		728	951,366
Series B		1,306	1,774,213
Carlsberg A/S Series B		21,340	2,118,429
Christian Hansen Holding A/S		19,749	1,242,484
Coloplast A/S Series B		24,234	1,899,096
Danske Bank A/S		140,601	3,820,616
DSV de Sammensluttede Vognmaend A/S		38,303	1,705,157
Genmab A/S (b)		11,307	2,049,469
ISS Holdings A/S		33,394	1,287,869
Novo Nordisk A/S Series B		369,980	21,039,389
Novozymes A/S Series B		46,552	2,284,379
Pandora A/S		23,156	3,013,894
TDC A/S		161,908	852,179
Tryg A/S		23,587	439,938
Vestas Wind Systems A/S		44,550	3,109,471
William Demant Holding A/S (b)		24,778	505,723

TOTAL DENMARK			48,093,672

Egypt - 0.0%
Commercial International Bank SAE		163,062	891,521
Commercial International Bank SAE sponsored GDR		40,173	152,256
Global Telecom Holding (b)		437,779	208,045
Global Telecom Holding GDR (b)		10,000	17,700
Talaat Moustafa Group Holding		182,639	113,739

TOTAL EGYPT			1,383,261

Finland - 0.7%
Elisa Corp. (A Shares)		28,083	1,018,512
Fortum Corp.		88,332	1,466,514
Kone Oyj (B Shares)		66,889	3,386,872
Metso Corp.		22,099	612,973
Neste Oyj		25,260	956,512
Nokia Corp.		1,148,826	6,628,149
Nokian Tyres PLC		22,741	844,854
Orion Oyj (B Shares)		20,317	832,029
Sampo Oyj (A Shares)		88,743	3,677,888
Stora Enso Oyj (R Shares)		110,684	1,004,807
UPM-Kymmene Corp.		106,643	2,197,351
Wartsila Corp.		29,191	1,266,912

TOTAL FINLAND			23,893,373

France - 6.3%
Accor SA		40,432	1,691,721
Aeroports de Paris		5,846	621,688
Air Liquide SA		35,596	3,794,939
Alstom SA (b)		38,516	947,985
Arkema SA		13,294	1,135,064
Atos Origin SA		17,556	1,720,752
AXA SA		386,531	7,866,812
BIC SA		5,718	845,118
BNP Paribas SA		210,958	10,461,173
Bollore Group		170,059	615,628
Bouygues SA		41,194	1,218,612
Bureau Veritas SA		52,518	1,140,835
Capgemini SA		32,597	3,132,314
Carrefour SA		110,111	2,758,147
Casino Guichard Perrachon SA (a)		11,262	610,030
Christian Dior SA		10,735	1,941,280
CNP Assurances		34,103	521,008
Compagnie de St. Gobain		94,757	4,022,647
Credit Agricole SA		218,219	1,933,052
Danone SA		117,166	8,985,892
Dassault Systemes SA		25,508	2,106,621
Edenred SA		41,328	937,262
EDF SA (b)		23,260	304,385
EDF SA		26,491	346,666
Eiffage SA		11,301	868,370
Engie		290,859	4,788,281
Essilor International SA		40,952	5,244,596
Eurazeo SA		8,104	517,976
Eutelsat Communications		34,718	690,126
Fonciere des Regions		6,646	625,179
Gecina SA		8,178	1,237,048
Groupe Eurotunnel SA		93,094	967,311
Hermes International SCA		5,211	2,241,806
ICADE		7,406	570,817
Iliad SA		5,256	1,021,579
Imerys SA		7,105	503,929
Ingenico SA		10,917	1,196,476
JCDecaux SA		14,724	503,967
Kering SA		14,982	2,845,804
Klepierre SA		43,518	2,083,570
L'Oreal SA		27,369	5,200,230
L'Oreal SA		23,031	4,383,709
Lagardere S.C.A. (Reg.)		23,739	606,311
Legrand SA		52,718	2,908,626
LVMH Moet Hennessy - Louis Vuitton SA		55,408	9,488,190
Michelin CGDE Series B		36,161	3,696,736
Natixis SA		186,408	767,969
Numericable Group SA		22,211	524,698
Orange SA		395,330	6,067,144
Pernod Ricard SA		42,276	4,830,439
Peugeot Citroen SA (b)		96,678	1,460,242
Publicis Groupe SA		37,595	2,799,279
Remy Cointreau SA		4,425	386,966
Renault SA		38,286	3,349,393
Rexel SA		60,079	893,003
Safran SA		62,254	4,231,678
Sanofi SA		228,193	19,435,938
Sanofi SA sponsored ADR		11,693	498,473
Schneider Electric SA		110,916	7,236,514
SCOR SE		32,393	946,318
Societe Generale Series A		152,562	5,201,405
Sodexo SA (b)		6,008	703,600
Sodexo SA (b)		1,778	208,222
Sodexo SA		10,915	1,278,261
Suez Environnement SA		65,039	1,055,438
Technip SA		21,245	1,185,814
Thales SA		20,962	1,909,760
Total SA		425,624	20,469,886
Total SA sponsored ADR		13,854	666,377
Unibail-Rodamco		19,617	5,398,514
Valeo SA		47,446	2,434,748
Veolia Environnement SA		89,969	1,993,975
VINCI SA		99,558	7,556,554
Vivendi SA		231,205	4,539,873
Wendel SA		5,694	607,752
Zodiac Aerospace		40,371	909,466

TOTAL FRANCE			221,397,967

Germany - 5.8%
adidas AG		39,306	6,456,869
Allianz SE		90,977	13,035,612
Axel Springer Verlag AG		8,590	470,673
BASF AG		182,839	14,362,292
Bayer AG		164,743	17,709,522
Bayerische Motoren Werke AG (BMW)		65,504	5,642,639
Beiersdorf AG		20,073	1,884,871
Brenntag AG		30,774	1,527,941
Commerzbank AG		212,201	1,398,771
Continental AG		21,895	4,589,739
Covestro AG		14,106	658,892
Daimler AG (Germany)		191,826	13,041,107
Deutsche Bank AG (b)		274,739	3,693,577
Deutsche Borse AG		38,452	3,228,480
Deutsche Lufthansa AG		46,364	551,006
Deutsche Post AG		192,521	5,744,715
Deutsche Telekom AG		641,905	10,920,452
Deutsche Wohnen AG (Bearer)		67,164	2,513,616
E.ON AG		398,687	4,275,866
Evonik Industries AG		27,830	867,457
Fraport AG Frankfurt Airport Services Worldwide		8,321	454,911
Fresenius Medical Care AG & Co. KGaA		41,191	3,762,280
Fresenius Medical Care AG & Co. KGaA sponsored ADR		4,913	224,278
Fresenius SE & Co. KGaA		81,559	6,090,110
GEA Group AG		36,275	1,935,914
Hannover Reuck SE		11,962	1,223,944
HeidelbergCement Finance AG		28,080	2,377,739
Henkel AG & Co. KGaA		20,824	2,260,608
Hochtief AG		4,140	542,694
Hugo Boss AG		13,298	788,703
Infineon Technologies AG		223,981	3,713,154
K&S AG		38,167	797,302
Lanxess AG		18,220	860,631
Linde AG		36,972	5,313,420
MAN SE		6,829	715,994
Merck KGaA		25,685	2,835,975
Metro AG		35,465	1,141,028
Muenchener Rueckversicherungs AG		33,195	5,535,957
OSRAM Licht AG		17,564	912,903
ProSiebenSat.1 Media AG		43,499	1,992,548
RWE AG (b)		97,517	1,734,027
SAP AG		195,714	17,129,556
Schaeffler AG		33,775	492,774
Siemens AG		149,368	16,213,366
Siemens AG sponsored ADR		2,955	320,742
Symrise AG		24,577	1,732,156
Telefonica Deutschland Holding AG		145,463	593,591
Thyssenkrupp AG		73,055	1,674,348
TUI AG		73,123	952,746
TUI AG		26,331	344,572
United Internet AG		24,593	1,087,151
Volkswagen AG		6,673	986,758
Vonovia SE		92,727	3,675,058
Zalando SE (b)		17,235	653,497

TOTAL GERMANY			203,644,532

Greece - 0.1%
Alpha Bank AE (b)		272,175	538,596
EFG Eurobank Ergasias SA (b)		362,226	209,644
Ff Group		7,090	174,386
Greek Organization of Football Prognostics SA		47,066	376,231
Hellenic Telecommunications Organization SA		48,877	475,407
Jumbo SA		21,222	250,786
National Bank of Greece SA (b)		1,090,799	250,999
Piraeus Bank SA (b)		1,363,282	228,622
Titan Cement Co. SA (Reg.)		9,358	213,848

TOTAL GREECE			2,718,519

Hong Kong - 2.6%
AIA Group Ltd.		2,395,400	14,835,400
Bank of East Asia Ltd.		232,786	961,640
Beijing Enterprises Holdings Ltd.		102,000	574,526
BOC Hong Kong (Holdings) Ltd.		724,500	2,376,589
Cathay Pacific Airways Ltd.		217,000	352,418
China Everbright International Ltd.		488,000	527,098
China Everbright Ltd.		182,000	347,185
China Jinmao Holdings Group Ltd.		708,000	197,113
China Merchants Holdings International Co. Ltd.		262,694	770,299
China Mobile Ltd.		1,223,500	15,151,243
China Overseas Land and Investment Ltd.		782,000	2,570,246
China Power International Development Ltd.		670,000	272,891
China Resources Beer Holdings Co. Ltd.		245,242	474,780
China Resources Beer Holdings Co. Ltd. rights 8/9/16(b)		81,747	32,874
China Resources Power Holdings Co. Ltd.		385,780	614,591
China Taiping Insurance Group Ltd. (b)		326,465	639,599
China Unicom Ltd.		1,186,000	1,263,457
CITIC Pacific Ltd.		863,000	1,303,666
CLP Holdings Ltd.		355,500	3,704,985
CNOOC Ltd.		3,548,000	4,276,168
CSPC Pharmaceutical Group Ltd.		820,000	709,193
Far East Horizon Ltd.		399,000	313,712
Fosun International Ltd.		508,000	663,941
Galaxy Entertainment Group Ltd.		464,000	1,542,999
Guangdong Investment Ltd.		558,000	855,872
Hang Lung Properties Ltd.		436,000	944,112
Hang Seng Bank Ltd.		149,900	2,675,958
Henderson Land Development Co. Ltd.		240,194	1,430,316
HK Electric Investments & HK Electric Investments Ltd. unit		510,000	488,413
HKT Trust/HKT Ltd. unit		518,640	819,567
Hong Kong & China Gas Co. Ltd.		1,493,777	2,772,529
Hong Kong Exchanges and Clearing Ltd.		227,203	5,608,034
Hysan Development Co. Ltd.		119,434	549,571
Lenovo Group Ltd.		1,420,000	920,231
Link (REIT)		445,230	3,322,698
MTR Corp. Ltd.		285,770	1,616,996
New World Development Co. Ltd.		1,073,022	1,247,507
PCCW Ltd.		801,627	583,779
Power Assets Holdings Ltd.		275,000	2,692,082
Shanghai Industrial Holdings Ltd.		94,000	219,782
Sino Land Ltd.		593,365	1,058,488
Sino-Ocean Group Holding Ltd.		627,913	265,461
SJM Holdings Ltd.		385,000	240,178
Sun Art Retail Group Ltd.		479,500	333,123
Sun Hung Kai Properties Ltd.		326,583	4,672,447
Swire Pacific Ltd. (A Shares)		109,500	1,308,343
Swire Properties Ltd.		219,000	609,713
Techtronic Industries Co. Ltd.		272,000	1,151,681
Wharf Holdings Ltd.		267,000	1,839,445
Wheelock and Co. Ltd.		169,000	905,077

TOTAL HONG KONG			93,608,016

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		7,236	453,691
OTP Bank PLC		47,323	1,152,488
Richter Gedeon PLC		27,955	590,782

TOTAL HUNGARY			2,196,961

India - 1.9%
ABB Ltd. India		4	76
ACC Ltd.		8,115	205,593
Adani Ports & Special Economic Zone		163,943	571,605
Ambuja Cements Ltd.		132,420	538,878
Apollo Hospitals Enterprise Ltd.		14,822	302,844
Ashok Leyland Ltd.		218,753	312,598
Asian Paints India Ltd.		56,371	942,251
Aurobindo Pharma Ltd.		51,900	616,252
Axis Bank Ltd.		117,122	959,661
Bajaj Auto Ltd.		16,353	662,609
Bajaj Finance Ltd.		3,227	502,176
Bharat Forge Ltd.		20,487	233,885
Bharat Heavy Electricals Ltd. (b)		110,152	241,110
Bharat Petroleum Corp. Ltd.		60,398	537,017
Bharti Airtel Ltd.		226,023	1,227,689
Bharti Infratel Ltd.		112,894	669,692
Bosch Ltd. (b)		1,476	553,078
Cadila Healthcare Ltd.		38,000	209,170
Cairn India Ltd.		84,435	242,012
Cipla Ltd.		67,207	531,768
Coal India Ltd.		135,147	665,040
Container Corp. of India Ltd.		10,558	237,581
Dabur India Ltd.		103,656	472,132
Divi's Laboratories Ltd.		15,079	271,130
Dr. Reddy's Laboratories Ltd. (b)		23,274	1,029,825
Eicher Motors Ltd.		2,407	811,091
GAIL India Ltd.		72,164	413,301
GlaxoSmithKline Consumer Healthcare Ltd. (b)		1,912	181,601
Glenmark Pharmaceuticals Ltd. (b)		26,881	347,209
Godrej Consumer Products Ltd.		23,409	558,683
Havells India Ltd.		48,501	283,526
HCL Technologies Ltd.		111,599	1,260,648
Hero Motocorp Ltd. (b)		9,728	467,485
Hindalco Industries Ltd. (b)		221,568	443,934
Hindustan Unilever Ltd.		142,239	1,968,683
Housing Development Finance Corp. Ltd.		297,987	6,144,822
ICICI Bank Ltd.		217,579	848,420
Idea Cellular Ltd. (b)		255,135	400,760
Indiabulls Housing Finance Ltd.		58,922	675,762
Indiabulls Wholesale Services Ltd. (b)		510	217
Infosys Ltd.		365,644	5,886,673
ITC Ltd.		671,147	2,541,911
JSW Steel Ltd. (b)		16,124	405,235
Larsen & Toubro Ltd.		62,711	1,466,612
LIC Housing Finance Ltd.		57,770	450,685
Lupin Ltd.		43,768	1,142,446
Mahindra & Mahindra Financial Services Ltd. (b)		53,575	265,845
Mahindra & Mahindra Ltd.		73,705	1,621,886
Marico Ltd.		85,567	364,900
Maruti Suzuki India Ltd.		20,892	1,491,198
Motherson Sumi Systems Ltd.		60,011	298,367
Nestle India Ltd.		4,595	495,544
NTPC Ltd.		323,038	767,430
Oil & Natural Gas Corp. Ltd.		167,514	553,144
Piramal Enterprises Ltd.		15,588	375,826
Power Finance Corp. Ltd.		60,420	197,653
Reliance Industries Ltd.		256,087	3,899,223
Shree Cement Ltd.		1,615	390,339
Shriram Transport Finance Co. Ltd.		29,235	561,498
Siemens India Ltd. (b)		12,797	253,137
State Bank of India		306,878	1,056,152
Sun Pharmaceutical Industries Ltd.		190,726	2,374,811
Tata Consultancy Services Ltd.		93,819	3,686,747
Tata Motors Ltd. (b)		312,416	2,369,850
Tata Motors Ltd. Class A (b)		78,875	382,749
Tata Power Co. Ltd.		207,430	224,064
Tata Steel Ltd.		58,456	311,377
Tech Mahindra Ltd.		45,006	329,468
Titan Co. Ltd.		59,356	375,255
Ultratech Cemco Ltd. (b)		6,985	389,643
United Spirits Ltd. (b)		13,037	480,035
UPL Ltd.		59,415	556,979
Vedanta Ltd. (b)		204,712	505,676
Wipro Ltd.		120,511	986,945
Yes Bank Ltd. (b)		20,000	365,149
Zee Entertainment Enterprises Ltd.		113,195	844,526

TOTAL INDIA			66,210,792

Indonesia - 0.6%
PT Adaro Energy Tbk		2,939,700	233,407
PT AKR Corporindo Tbk		335,200	172,737
PT Astra International Tbk		4,026,000	2,374,383
PT Bank Central Asia Tbk		2,431,700	2,682,602
PT Bank Danamon Indonesia Tbk Series A		646,213	172,672
PT Bank Mandiri (Persero) Tbk		1,849,800	1,435,985
PT Bank Negara Indonesia (Persero) Tbk		1,468,889	599,958
PT Bank Rakyat Indonesia Tbk		2,203,200	1,938,533
PT Bumi Serpong Damai Tbk		1,454,500	232,080
PT Charoen Pokphand Indonesia Tbk		1,462,800	418,788
PT Global Mediacom Tbk		1,477,200	116,160
PT Gudang Garam Tbk		95,600	492,834
PT Hanjaya Mandala Sampoerna Tbk		1,850,600	512,859
PT Indocement Tunggal Prakarsa Tbk		296,200	386,122
PT Indofood CBP Sukses Makmur Tbk		457,600	300,444
PT Indofood Sukses Makmur Tbk		870,200	553,072
PT Jasa Marga Tbk		409,200	166,354
PT Kalbe Farma Tbk		4,185,300	535,205
PT Lippo Karawaci Tbk		3,805,600	329,760
PT Matahari Department Store Tbk		466,500	709,624
PT Media Nusantara Citra Tbk		1,043,100	171,215
PT Perusahaan Gas Negara Tbk Series B		2,150,400	540,124
PT Semen Gresik (Persero) Tbk		593,700	424,929
PT Summarecon Agung Tbk		1,934,400	250,319
PT Surya Citra Media Tbk		1,123,100	270,947
PT Telkomunikasi Indonesia Tbk Series B		10,014,500	3,259,831
PT Tower Bersama Infrastructure Tbk		455,700	198,304
PT Unilever Indonesia Tbk		300,300	1,032,829
PT United Tractors Tbk		336,512	404,631
PT XL Axiata Tbk (b)		742,925	210,425
Waskita Karya Persero Tbk PT		985,900	208,493

TOTAL INDONESIA			21,335,626

Ireland - 0.4%
Bank of Ireland (b)		5,498,895	1,137,336
CRH PLC		164,528	5,020,605
DCC PLC (United Kingdom)		17,649	1,575,468
James Hardie Industries PLC CDI		88,675	1,469,071
Kerry Group PLC Class A		31,659	2,709,469
Paddy Power PLC (Ireland)		15,907	1,867,323
Ryanair Holdings PLC		4,983	66,289
Ryanair Holdings PLC sponsored ADR		4,638	328,231

TOTAL IRELAND			14,173,792

Isle of Man - 0.0%
Genting Singapore PLC		1,187,000	695,006
New Europe Property Investments PLC		43,072	515,111

TOTAL ISLE OF MAN			1,210,117

Israel - 0.5%
Azrieli Group		8,494	372,665
Bank Hapoalim BM (Reg.)		212,744	1,081,239
Bank Leumi le-Israel BM (b)		280,064	1,006,209
Bezeq The Israel Telecommunication Corp. Ltd.		414,626	819,857
Check Point Software Technologies Ltd. (a)(b)		26,217	2,015,563
Israel Chemicals Ltd.		99,795	404,864
Mizrahi Tefahot Bank Ltd.		27,449	332,783
NICE Systems Ltd.		12,197	838,070
Taro Pharmaceutical Industries Ltd. (a)(b)		2,936	410,923
Teva Pharmaceutical Industries Ltd.		140,921	7,779,259
Teva Pharmaceutical Industries Ltd. sponsored ADR		42,261	2,260,964

TOTAL ISRAEL			17,322,396

Italy - 1.2%
Assicurazioni Generali SpA		232,708	3,064,774
Atlantia SpA		82,170	2,053,206
Enel SpA		1,518,612	6,989,514
Eni SpA		506,000	7,762,050
EXOR SpA		22,112	861,040
Intesa Sanpaolo SpA		2,524,318	5,570,307
Intesa Sanpaolo SpA (Risparmio Shares)		190,131	396,224
Leonardo-Finmeccanica SpA (b)		80,984	924,415
Luxottica Group SpA		33,676	1,637,125
Mediobanca SpA		112,973	791,293
Poste Italiane SpA		104,083	724,371
Prysmian SpA		38,589	902,541
Saipem SpA (b)		1,212,223	529,773
Snam Rete Gas SpA		487,528	2,820,666
Telecom Italia SpA (b)		2,160,281	1,845,938
Terna SpA		300,424	1,635,707
UniCredit SpA		1,011,265	2,478,263
Unione di Banche Italiane SCpA		176,790	542,355
Unipolsai SpA		223,412	374,662

TOTAL ITALY			41,904,224

Japan - 16.2%
ABC-MART, Inc.		6,600	422,365
ACOM Co. Ltd. (b)		80,100	378,924
AEON Co. Ltd.		130,200	1,870,868
AEON Financial Service Co. Ltd.		21,000	483,569
AEON MALL Co. Ltd.		21,820	293,151
Air Water, Inc.		30,000	510,101
Aisin Seiki Co. Ltd.		38,100	1,741,041
Ajinomoto Co., Inc.		110,400	2,818,175
Alfresa Holdings Corp.		37,500	822,113
All Nippon Airways Ltd.		230,000	656,544
Alps Electric Co. Ltd.		36,900	821,886
Amada Holdings Co. Ltd.		67,700	737,809
Aozora Bank Ltd.		235,000	862,310
Asahi Glass Co. Ltd.		201,000	1,154,695
Asahi Group Holdings		77,100	2,617,336
Asahi Kasei Corp.		251,000	1,897,188
Asics Corp.		32,100	589,073
Astellas Pharma, Inc.		420,200	7,001,261
Bandai Namco Holdings, Inc.		39,600	1,049,650
Bank of Kyoto Ltd.		65,000	437,554
Benesse Holdings, Inc.		13,500	326,141
Bridgestone Corp.		129,400	4,481,246
Brother Industries Ltd.		46,000	522,746
Calbee, Inc.		16,000	698,583
Canon, Inc.		199,500	5,661,712
Canon, Inc. sponsored ADR		11,056	312,553
Casio Computer Co. Ltd.		45,700	650,531
Central Japan Railway Co.		28,700	5,334,566
Chiba Bank Ltd.		141,000	673,971
Chubu Electric Power Co., Inc.		128,400	1,886,408
Chugai Pharmaceutical Co. Ltd.		44,500	1,663,030
Chugoku Electric Power Co., Inc.		56,000	703,245
Concordia Financial Group Ltd. (b)		234,600	997,200
Credit Saison Co. Ltd.		29,500	491,241
CYBERDYNE, Inc. (a)(b)		20,100	387,172
Dai Nippon Printing Co. Ltd.		108,000	1,205,776
Dai-ichi Mutual Life Insurance Co.		214,800	2,775,327
Daicel Chemical Industries Ltd.		58,200	652,678
Daiichi Sankyo Kabushiki Kaisha		120,000	2,861,574
Daikin Industries Ltd.		46,700	4,049,981
Dainippon Sumitomo Pharma Co. Ltd.		31,500	588,784
Daito Trust Construction Co. Ltd.		14,200	2,384,460
Daiwa House Industry Co. Ltd.		112,700	3,160,205
Daiwa Securities Group, Inc.		331,000	1,857,698
DENSO Corp.		96,700	3,744,190
Dentsu, Inc.		43,000	2,054,310
Don Quijote Holdings Co. Ltd.		23,700	930,156
East Japan Railway Co.		66,300	6,081,679
Eisai Co. Ltd.		50,200	2,935,269
Electric Power Development Co. Ltd.		29,200	671,079
FamilyMart Co. Ltd.		11,100	653,639
Fanuc Corp.		39,000	6,521,117
Fast Retailing Co. Ltd.		10,600	3,420,697
Fuji Electric Co. Ltd.		111,000	489,913
Fuji Heavy Industries Ltd.		117,100	4,473,782
Fujifilm Holdings Corp.		87,200	3,128,600
Fujitsu Ltd.		372,000	1,544,352
Fukuoka Financial Group, Inc.		155,000	592,198
GungHo Online Entertainment, Inc. (a)		86,300	194,680
Hakuhodo DY Holdings, Inc.		44,700	521,702
Hamamatsu Photonics K.K.		28,100	824,968
Hankyu Hanshin Holdings, Inc.		47,800	1,778,319
Hikari Tsushin, Inc.		4,300	357,184
Hino Motors Ltd.		51,400	536,777
Hirose Electric Co. Ltd.		6,325	782,357
Hiroshima Bank Ltd.		99,000	358,503
Hisamitsu Pharmaceutical Co., Inc.		12,300	695,459
Hitachi Chemical Co. Ltd.		20,800	433,860
Hitachi Construction Machinery Co. Ltd.		21,400	348,035
Hitachi High-Technologies Corp.		13,200	449,093
Hitachi Ltd.		962,000	4,395,497
Hitachi Metals Ltd.		43,200	480,288
Hokuriku Electric Power Co., Inc.		34,100	404,491
Honda Motor Co. Ltd.		324,700	8,795,416
Hoshizaki Corp.		10,100	913,950
Hoya Corp.		80,600	2,859,757
Hulic Co. Ltd.		59,100	613,030
Idemitsu Kosan Co. Ltd.		17,600	344,582
IHI Corp.		293,000	815,270
Iida Group Holdings Co. Ltd.		29,500	584,036
INPEX Corp.		188,900	1,501,722
Isetan Mitsukoshi Holdings Ltd.		66,700	655,394
Isuzu Motors Ltd.		118,400	1,532,704
Itochu Corp.		296,900	3,366,209
Iyo Bank Ltd.		49,200	317,093
J. Front Retailing Co. Ltd.		48,400	558,501
Japan Airlines Co. Ltd.		23,800	733,726
Japan Airport Terminal Co. Ltd. (a)		9,600	422,898
Japan Exchange Group, Inc.		103,500	1,458,644
Japan Post Bank Co. Ltd.		80,300	979,852
Japan Post Holdings Co. Ltd.		89,100	1,176,740
Japan Prime Realty Investment Corp.		166	730,801
Japan Real Estate Investment Corp.		261	1,577,903
Japan Retail Fund Investment Corp.		508	1,249,872
Japan Tobacco, Inc.		219,300	8,552,639
JFE Holdings, Inc.		103,800	1,352,819
JGC Corp.		41,300	604,618
Joyo Bank Ltd.		123,000	480,634
JSR Corp.		38,300	523,140
JTEKT Corp.		44,400	620,178
JX Holdings, Inc.		421,510	1,597,047
Kajima Corp.		179,000	1,323,136
Kakaku.com, Inc.		29,000	601,654
Kamigumi Co. Ltd.		47,000	422,968
Kaneka Corp.		55,000	414,205
Kansai Electric Power Co., Inc. (b)		140,300	1,305,422
Kansai Paint Co. Ltd.		43,300	906,780
Kao Corp.		100,300	5,401,478
Kawasaki Heavy Industries Ltd.		283,000	832,552
KDDI Corp.		375,400	11,519,945
Keihan Electric Railway Co., Ltd.		101,000	726,232
Keihin Electric Express Railway Co. Ltd.		91,000	921,928
Keio Corp.		114,000	1,060,716
Keisei Electric Railway Co.		55,000	721,030
Keyence Corp.		9,070	6,397,740
Kikkoman Corp.		29,000	1,029,715
Kintetsu Group Holdings Co. Ltd.		355,000	1,533,636
Kirin Holdings Co. Ltd.		163,800	2,811,177
Kobe Steel Ltd.		614,000	531,344
Koito Manufacturing Co. Ltd.		22,400	1,106,047
Komatsu Ltd.		183,600	3,567,672
Konami Holdings Corp.		18,600	721,153
Konica Minolta, Inc.		88,100	708,026
Kose Corp.		6,000	552,533
Kubota Corp.		210,600	3,050,992
Kuraray Co. Ltd.		70,600	890,411
Kurita Water Industries Ltd.		19,900	441,089
Kyocera Corp.		63,800	3,022,574
Kyowa Hakko Kirin Co., Ltd.		51,500	899,797
Kyushu Electric Power Co., Inc.		85,100	797,310
Kyushu Financial Group, Inc.		70,300	388,391
Lawson, Inc.		13,000	1,000,979
LIXIL Group Corp.		52,900	983,882
M3, Inc.		38,700	1,238,363
Mabuchi Motor Co. Ltd.		9,800	443,768
Makita Corp.		22,400	1,575,966
Marubeni Corp.		328,500	1,527,222
Marui Group Co. Ltd.		42,300	610,037
Maruichi Steel Tube Ltd.		11,100	410,085
Mazda Motor Corp.		113,800	1,664,328
McDonald's Holdings Co. (Japan) Ltd. (a)		12,800	392,428
Medipal Holdings Corp.		34,800	569,472
Meiji Holdings Co. Ltd.		23,000	2,397,894
Minebea Mitsumi, Inc.		68,000	539,264
Miraca Holdings, Inc.		11,400	525,082
Mitsubishi Chemical Holdings Corp.		269,600	1,456,245
Mitsubishi Corp.		300,400	5,168,286
Mitsubishi Electric Corp.		384,000	4,476,849
Mitsubishi Estate Co. Ltd.		249,000	4,630,800
Mitsubishi Gas Chemical Co., Inc.		73,000	415,898
Mitsubishi Heavy Industries Ltd.		638,000	2,712,140
Mitsubishi Logistics Corp.		23,000	320,244
Mitsubishi Materials Corp.		223,000	586,031
Mitsubishi Motors Corp. of Japan		137,300	640,026
Mitsubishi Tanabe Pharma Corp.		44,400	828,828
Mitsubishi UFJ Financial Group, Inc.		2,540,300	12,842,552
Mitsubishi UFJ Lease & Finance Co. Ltd.		91,300	367,356
Mitsui & Co. Ltd.		339,200	3,974,017
Mitsui Chemicals, Inc.		183,000	774,057
Mitsui Fudosan Co. Ltd.		178,000	3,852,938
Mitsui OSK Lines Ltd.		227,000	483,464
mixi, Inc.		9,400	336,737
Mizuho Financial Group, Inc.		4,708,260	7,553,588
MS&AD Insurance Group Holdings, Inc.		100,890	2,906,817
Murata Manufacturing Co. Ltd.		38,100	4,652,074
Nabtesco Corp.		22,400	602,544
Nagoya Railroad Co. Ltd.		182,000	1,022,402
NEC Corp.		515,000	1,406,396
New Hampshire Foods Ltd.		34,000	826,819
Nexon Co. Ltd.		34,700	514,425
NGK Insulators Ltd.		52,200	1,246,225
NGK Spark Plug Co. Ltd.		35,600	580,981
NHK Spring Co. Ltd.		42,400	370,552
Nidec Corp.		47,400	4,301,126
Nikon Corp.		68,200	963,719
Nintendo Co. Ltd.		22,600	4,691,028
Nippon Building Fund, Inc.		281	1,729,052
Nippon Electric Glass Co. Ltd.		84,000	381,333
Nippon Express Co. Ltd.		164,000	827,288
Nippon Paint Holdings Co. Ltd.		32,400	885,137
Nippon Prologis REIT, Inc.		311	777,739
Nippon Steel & Sumitomo Metal Corp.		160,717	3,021,414
Nippon Telegraph & Telephone Corp.		137,700	6,543,473
Nippon Yusen KK		322,000	569,858
Nissan Motor Co. Ltd.		495,100	4,796,766
Nisshin Seifun Group, Inc.		40,145	662,692
Nissin Food Holdings Co. Ltd.		12,100	686,924
Nitori Holdings Co. Ltd.		16,000	1,989,962
Nitto Denko Corp.		32,900	2,204,986
NKSJ Holdings, Inc.		70,300	2,270,644
NOK Corp.		19,400	368,888
Nomura Holdings, Inc.		723,000	3,254,336
Nomura Real Estate Holdings, Inc.		24,600	424,256
Nomura Real Estate Master Fund, Inc.		704	1,166,684
Nomura Research Institute Ltd.		24,700	871,185
NSK Ltd.		87,700	737,688
NTT Data Corp.		25,200	1,250,503
NTT DOCOMO, Inc.		263,900	7,168,670
NTT DOCOMO, Inc. sponsored ADR		21,056	575,039
NTT Urban Development Co.		21,700	231,269
Obayashi Corp.		129,400	1,415,216
OBIC Co. Ltd.		13,000	756,764
Odakyu Electric Railway Co. Ltd.		117,000	1,385,162
Oji Holdings Corp.		172,000	717,299
Olympus Corp.		58,100	2,004,905
OMRON Corp.		38,300	1,270,127
Ono Pharmaceutical Co. Ltd.		82,100	2,952,962
Oracle Corp. Japan		7,600	462,355
Oriental Land Co. Ltd.		43,400	2,744,812
ORIX Corp.		263,600	3,699,249
Osaka Gas Co. Ltd.		372,000	1,501,333
Otsuka Corp.		10,400	532,805
Otsuka Holdings Co. Ltd.		77,700	3,693,853
Panasonic Corp.		440,100	4,232,304
Park24 Co. Ltd.		20,300	687,526
Pola Orbis Holdings, Inc.		4,600	452,817
Rakuten, Inc.		185,400	2,098,104
Recruit Holdings Co. Ltd.		56,200	2,134,804
Resona Holdings, Inc.		439,400	1,752,673
Ricoh Co. Ltd.		133,600	1,179,966
Rinnai Corp.		6,800	665,850
ROHM Co. Ltd.		18,300	778,685
Ryohin Keikaku Co. Ltd.		4,800	1,065,657
Sankyo Co. Ltd. (Gunma)		9,300	338,611
Santen Pharmaceutical Co. Ltd.		74,100	1,232,193
SBI Holdings, Inc. Japan		43,380	469,770
Secom Co. Ltd.		41,700	3,141,286
Sega Sammy Holdings, Inc.		37,600	411,727
Seibu Holdings, Inc.		34,100	597,981
Seiko Epson Corp.		55,200	971,219
Sekisui Chemical Co. Ltd.		81,900	1,191,135
Sekisui House Ltd.		120,300	2,004,352
Seven & i Holdings Co. Ltd.		150,100	6,232,615
Seven Bank Ltd.		120,800	412,674
Shikoku Electric Power Co., Inc.		34,200	357,189
Shimadzu Corp.		47,000	680,218
Shimamura Co. Ltd.		4,400	641,927
SHIMANO, Inc.		14,800	2,314,583
SHIMIZU Corp.		111,000	1,131,367
Shin-Etsu Chemical Co. Ltd.		77,500	5,288,529
Shinsei Bank Ltd.		349,000	523,557
Shionogi & Co. Ltd.		59,400	3,080,949
Shiseido Co. Ltd.		75,700	2,120,871
Shizuoka Bank Ltd.		106,000	786,611
Showa Shell Sekiyu K.K.		37,400	335,422
SMC Corp.		11,400	2,980,867
SoftBank Corp.		191,400	10,535,504
Sohgo Security Services Co., Ltd.		14,200	701,239
Sony Corp.		245,000	8,042,594
Sony Corp. sponsored ADR		6,648	222,110
Sony Financial Holdings, Inc.		34,900	437,204
Stanley Electric Co. Ltd.		30,100	729,712
Start Today Co. Ltd.		11,800	562,330
Sumitomo Chemical Co. Ltd.		313,000	1,385,329
Sumitomo Corp.		235,900	2,474,388
Sumitomo Electric Industries Ltd.		150,200	2,069,290
Sumitomo Heavy Industries Ltd.		111,000	526,633
Sumitomo Metal Mining Co. Ltd.		98,000	1,177,948
Sumitomo Mitsui Financial Group, Inc.		262,500	8,321,074
Sumitomo Mitsui Financial Group, Inc. ADR (a)		25,186	160,183
Sumitomo Mitsui Trust Holdings, Inc.		660,250	2,194,153
Sumitomo Realty & Development Co. Ltd.		71,000	1,837,071
Sumitomo Rubber Industries Ltd.		34,000	479,900
Sundrug Co. Ltd.		7,400	641,925
Suntory Beverage & Food Ltd.		27,700	1,204,352
Suzuken Co. Ltd.		15,510	494,677
Suzuki Motor Corp.		72,700	2,226,389
Sysmex Corp.		31,100	2,154,352
T&D Holdings, Inc.		115,300	1,175,831
Taiheiyo Cement Corp.		235,000	671,616
Taisei Corp.		210,000	1,888,585
Taisho Pharmaceutical Holdings Co. Ltd.		7,100	777,412
Taiyo Nippon Sanso Corp.		27,700	266,624
Takashimaya Co. Ltd.		61,000	462,160
Takeda Pharmaceutical Co. Ltd.		148,600	6,621,359
TDK Corp.		24,500	1,503,230
Teijin Ltd.		186,000	699,570
Terumo Corp.		68,000	2,916,847
The Chugoku Bank Ltd.		32,800	369,476
The Hachijuni Bank Ltd.		79,700	372,858
The Suruga Bank Ltd.		34,800	793,486
THK Co. Ltd.		24,000	474,182
Tobu Railway Co. Ltd.		189,000	1,019,084
Toho Co. Ltd.		22,400	651,687
Toho Gas Co. Ltd.		75,000	660,026
Tohoku Electric Power Co., Inc.		90,300	1,160,097
Tokio Marine Holdings, Inc.		135,700	5,252,572
Tokyo Electric Power Co., Inc. (b)		288,200	1,130,396
Tokyo Electron Ltd.		32,200	2,766,445
Tokyo Gas Co. Ltd.		428,000	1,821,956
Tokyo Tatemono Co. Ltd.		41,100	511,755
Tokyu Corp.		209,000	1,717,651
Tokyu Fudosan Holdings Corp.		101,800	602,359
TonenGeneral Sekiyu K.K.		58,000	523,983
Toppan Printing Co. Ltd.		104,000	917,281
Toray Industries, Inc.		292,000	2,660,090
Toshiba Corp. (b)		802,000	2,073,985
Toto Ltd.		28,200	1,208,497
Toyo Seikan Group Holdings Ltd.		32,200	627,331
Toyo Suisan Kaisha Ltd.		17,600	781,672
Toyoda Gosei Co. Ltd.		13,400	291,088
Toyota Industries Corp.		32,300	1,449,799
Toyota Motor Corp.		529,172	29,652,071
Toyota Motor Corp. sponsored ADR		6,255	698,058
Toyota Tsusho Corp.		42,100	929,485
Trend Micro, Inc.		22,400	813,333
Tsuruha Holdings, Inc.		7,300	830,105
Unicharm Corp.		80,100	1,646,989
United Urban Investment Corp.		586	1,095,512
USS Co. Ltd.		43,800	742,922
West Japan Railway Co.		32,700	2,022,728
Yahoo! Japan Corp.		283,600	1,250,211
Yakult Honsha Co. Ltd.		17,500	835,750
Yamada Denki Co. Ltd.		128,400	677,062
Yamaguchi Financial Group, Inc.		39,000	385,152
Yamaha Corp.		33,300	918,940
Yamaha Motor Co. Ltd.		55,800	939,463
Yamato Holdings Co. Ltd.		71,700	1,764,385
Yamazaki Baking Co. Ltd.		26,300	722,531
Yaskawa Electric Corp.		50,400	686,876
Yokogawa Electric Corp.		45,500	588,220
Yokohama Rubber Co. Ltd.		21,200	284,720

TOTAL JAPAN			571,915,924

Korea (South) - 3.1%
AMOREPACIFIC Corp.		6,229	2,171,866
AMOREPACIFIC Group, Inc.		5,244	680,947
BGFretail Co. Ltd.		1,960	351,384
BS Financial Group, Inc.		51,532	407,977
Celltrion, Inc.		14,927	1,396,388
Cheil Industries, Inc.		15,031	1,830,248
Cheil Worldwide, Inc.		14,658	237,099
CJ CheilJedang Corp.		1,551	548,453
CJ Corp.		2,852	513,862
CJ E&M Corp.		3,638	232,442
Coway Co. Ltd.		10,698	823,884
Daelim Industrial Co.		5,547	418,717
Daewoo Engineering & Construction Co. Ltd. (b)		25,157	140,615
DGB Financial Group Co. Ltd.		31,253	253,046
Dong Suh Companies, Inc.		6,838	200,322
Dongbu Insurance Co. Ltd.		9,654	550,889
Doosan Heavy Industries & Construction Co. Ltd.		9,311	219,220
E-Mart Co. Ltd.		3,925	576,687
GS Engineering & Construction Corp. (b)		9,812	253,059
GS Holdings Corp.		9,961	430,557
GS Retail Co. Ltd.		5,156	233,521
Hana Financial Group, Inc.		58,341	1,444,370
Hanjin Shipping Co. Ltd. (b)		12	23
Hanjin Shipping Holdings Co. Ltd.		6	57
Hankook Tire Co. Ltd.		14,629	712,520
Hanmi Pharm Co. Ltd.		1,030	565,537
Hanmi Science Co. Ltd.		2,328	301,251
Hanon Systems		35,793	368,287
Hanssem Co. Ltd.		2,098	324,278
Hanwha Chemical Corp.		20,951	481,037
Hanwha Corp.		8,986	287,474
Hanwha Life Insurance Co. Ltd.		40,585	210,438
Hotel Shilla Co.		6,576	352,201
Hyosung Corp.		4,320	539,612
Hyundai Department Store Co. Ltd.		2,906	323,817
Hyundai Engineering & Construction Co. Ltd.		14,736	487,316
Hyundai Fire & Marine Insurance Co. Ltd.		12,259	333,796
Hyundai Glovis Co. Ltd.		3,667	553,609
Hyundai Heavy Industries Co. Ltd. (b)		8,180	922,529
Hyundai Industrial Development & Construction Co.		11,344	451,599
Hyundai Mobis		13,524	3,099,047
Hyundai Motor Co.		28,893	3,427,279
Hyundai Steel Co.		15,462	703,071
Hyundai Wia Corp.		3,254	251,185
Industrial Bank of Korea		52,321	557,157
Kakao Corp.		5,946	485,704
Kangwon Land, Inc.		23,001	847,449
KB Financial Group, Inc.		76,246	2,437,017
KCC Corp.		1,128	399,889
KEPCO Plant Service & Engineering Co. Ltd.		4,426	272,847
Kia Motors Corp.		52,166	1,975,914
Korea Aerospace Industries Ltd.		11,520	834,393
Korea Electric Power Corp.		50,947	2,807,710
Korea Express Co. Ltd. (b)		1,307	235,490
Korea Gas Corp.		5,253	199,678
Korea Investment Holdings Co. Ltd.		7,657	322,711
Korea Zinc Co. Ltd.		1,627	744,198
Korean Air Lines Co. Ltd. (b)		6,882	176,255
KT Corp.		8,413	240,003
KT&G Corp.		23,209	2,523,624
Kumho Petro Chemical Co. Ltd.		3,546	193,424
LG Chemical Ltd.		9,197	2,012,464
LG Corp.		18,628	1,062,974
LG Display Co. Ltd.		45,995	1,283,650
LG Electronics, Inc.		21,035	1,011,298
LG Household & Health Care Ltd.		1,783	1,615,083
LG Innotek Co. Ltd.		2,656	213,377
LG Telecom Ltd.		42,254	415,781
Lotte Chemical Corp.		3,040	829,116
Lotte Chilsung Beverage Co. Ltd.		124	183,861
Lotte Confectionery Co. Ltd.		1,190	202,646
Lotte Shopping Co. Ltd.		2,102	364,563
Mirae Asset Daewoo Co. Ltd.		33,595	274,122
Mirae Asset Securities Co. Ltd.		14,324	341,753
NAVER Corp.		5,572	3,555,104
NCSOFT Corp.		3,467	782,007
Oci Co. Ltd. (b)		3,163	264,341
Orion Corp.		702	581,005
Ottogi Corp.		219	153,701
Paradise Co. Ltd.		8,123	117,159
POSCO		13,807	2,816,146
Posco Daewoo Corp.		8,773	168,317
S-Oil Corp.		8,794	604,548
S1 Corp.		3,696	337,117
Samsung Card Co. Ltd.		6,651	257,900
Samsung Electro-Mechanics Co. Ltd.		11,293	560,185
Samsung Electronics Co. Ltd.		20,511	28,366,669
Samsung Fire & Marine Insurance Co. Ltd.		6,683	1,600,485
Samsung Heavy Industries Co. Ltd. (b)		27,896	249,179
Samsung Life Insurance Co. Ltd.		15,069	1,317,590
Samsung SDI Co. Ltd.		10,879	1,031,393
Samsung SDS Co. Ltd.		6,911	975,042
Samsung Securities Co. Ltd.		10,938	371,546
Shinhan Financial Group Co. Ltd.		84,165	3,027,512
Shinsegae Co. Ltd.		1,434	234,533
SK C&C Co. Ltd.		9,057	1,696,967
SK Energy Co. Ltd.		12,811	1,680,811
SK Hynix, Inc.		115,603	3,573,637
SK Networks Co. Ltd.		22,332	124,624
SK Telecom Co. Ltd.		3,968	820,787
Woori Bank		62,654	568,661
Woori Investment & Securities Co. Ltd.		26,008	243,065
Yuhan Corp.		1,565	430,347

TOTAL KOREA (SOUTH)			110,186,045

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (b)		365,993	2,370,858
Millicom International Cellular SA (depository receipt)		13,213	705,661
RTL Group SA		7,656	652,569
SES SA (France) (depositary receipt)		72,429	1,586,717
Tenaris SA		93,718	1,256,546

TOTAL LUXEMBOURG			6,572,351

Malaysia - 0.6%
AirAsia Bhd		244,700	176,138
Alliance Financial Group Bhd		194,600	190,273
AMMB Holdings Bhd		375,600	396,777
Astro Malaysia Holdings Bhd		303,400	217,646
Axiata Group Bhd		504,976	705,887
Berjaya Sports Toto Bhd		120,014	96,707
British American Tobacco (Malaysia) Bhd		24,800	300,732
Bumiputra-Commerce Holdings Bhd		979,952	1,056,870
Dialog Group Bhd		754,222	281,640
DiGi.com Bhd		653,800	796,671
Felda Global Ventures Holdings Bhd		236,100	107,305
Gamuda Bhd		315,075	373,090
Gamuda Bhd warrants 3/6/21		49,479	14,222
Genting Bhd		419,700	847,546
Genting Malaysia Bhd		560,100	590,303
Genting Plantations Bhd		41,900	108,494
Hap Seng Consolidated Bhd		105,900	201,628
Hartalega Holdings Bhd		126,700	133,844
Hong Leong Bank Bhd		125,800	405,477
Hong Leong Credit Bhd		44,900	167,886
IHH Healthcare Bhd		544,300	874,517
IJM Corp. Bhd		575,900	479,622
IOI Corp. Bhd		551,100	572,695
IOI Properties Group Sdn Bhd		292,200	169,412
Kuala Lumpur Kepong Bhd		78,300	444,736
Lafarge Malaysia Bhd		70,200	137,106
Malayan Banking Bhd		914,829	1,802,464
Malaysia Airports Holdings Bhd		161,698	236,360
Maxis Bhd		355,600	525,909
MISC Bhd		212,400	391,874
Petronas Chemicals Group Bhd		520,600	837,718
Petronas Dagangan Bhd		46,300	264,571
Petronas Gas Bhd		130,000	708,365
PPB Group Bhd		90,100	354,158
Public Bank Bhd		473,600	2,268,812
RHB Capital Bhd		283,133	354,047
SapuraKencana Petroleum Bhd		612,500	215,176
Sime Darby Bhd		578,516	1,054,561
Telekom Malaysia Bhd		215,074	360,878
Tenaga Nasional Bhd		635,725	2,245,848
UMW Holdings Bhd		112,100	156,976
Westports Holdings Bhd		191,000	211,153
YTL Corp. Bhd		817,800	335,518
YTL Power International Bhd		408,315	143,444

TOTAL MALAYSIA			22,315,056

Malta - 0.0%
Brait SA		67,423	605,975
Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,384,800	371,842
Mexico - 0.9%
Alfa SA de CV Series A		558,100	913,498
America Movil S.A.B. de CV Series L		6,262,346	3,600,431
CEMEX S.A.B. de CV unit		2,790,700	2,126,885
Coca-Cola FEMSA S.A.B. de CV Series L		99,200	779,791
Compartamos S.A.B. de CV		196,600	365,309
El Puerto de Liverpool S.A.B. de CV Class C		37,855	366,901
Embotelladoras Arca S.A.B. de CV		83,662	538,159
Fibra Uno Administracion SA de CV		509,800	1,039,720
Fomento Economico Mexicano S.A.B. de CV unit		365,900	3,273,585
Gruma S.A.B. de CV Series B		42,930	617,436
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		71,300	701,478
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		41,655	640,154
Grupo Bimbo S.A.B. de CV Series A		326,300	972,635
Grupo Carso SA de CV Series A1		112,700	460,237
Grupo Comercial Chedraui S.A.B. de CV		66,300	150,421
Grupo Financiero Banorte S.A.B. de CV Series O		496,500	2,719,231
Grupo Financiero Inbursa S.A.B. de CV Series O		456,100	732,922
Grupo Financiero Santander Mexico S.A.B. de CV		362,400	660,244
Grupo Lala S.A.B. de CV		124,300	270,013
Grupo Mexico SA de CV Series B		756,023	1,824,536
Grupo Televisa SA de CV		486,700	2,583,533
Industrias Penoles SA de CV		27,560	709,122
Kimberly-Clark de Mexico SA de CV Series A		301,700	682,405
Mexichem S.A.B. de CV		208,884	455,200
OHL Mexico S.A.B. de CV (b)		147,400	199,992
Promotora y Operadora de Infraestructura S.A.B. de CV		53,250	620,994
Wal-Mart de Mexico SA de CV Series V		1,043,400	2,384,517

TOTAL MEXICO			30,389,349

Netherlands - 2.6%
ABN AMRO Group NV GDR		46,839	870,323
AEGON NV		362,855	1,469,175
AerCap Holdings NV (b)		34,026	1,242,289
Ahold Delhaize NV		255,266	6,095,875
Airbus Group NV		117,363	6,923,603
Akzo Nobel NV		49,331	3,188,897
Altice NV:
Class A (b)		71,227	1,057,112
Class B (b)		24,148	357,041
ASML Holding NV (Netherlands)		73,191	8,036,421
CNH Industrial NV		202,394	1,443,644
Ferrari NV		24,527	1,108,913
Fiat Chrysler Automobiles NV		179,918	1,158,614
Gemalto NV		16,004	1,055,119
Heineken Holding NV		20,081	1,682,894
Heineken NV (Bearer)		45,824	4,325,965
ING Groep NV:
(Certificaten Van Aandelen)		746,007	8,340,358
sponsored ADR		24,888	278,994
Koninklijke Boskalis Westminster NV		17,392	638,938
Koninklijke DSM NV		36,065	2,308,762
Koninklijke KPN NV		678,337	2,231,915
Koninklijke Philips Electronics NV		185,092	4,922,849
Mobileye NV (a)(b)		35,010	1,677,329
NN Group NV		63,432	1,710,872
NXP Semiconductors NV (b)		58,579	4,925,908
OCI NV (b)		18,528	282,957
QIAGEN NV (Germany) (b)		44,146	1,158,614
Randstad Holding NV		24,177	1,040,110
RELX NV		198,063	3,568,975
STMicroelectronics NV		125,962	921,082
Unilever NV:
(Certificaten Van Aandelen) (Bearer)		317,989	14,730,627
(NY Reg.)		6,558	302,455
Vopak NV		13,949	717,213
Wolters Kluwer NV		60,123	2,529,059

TOTAL NETHERLANDS			92,302,902

New Zealand - 0.1%
Auckland International Airport Ltd.		188,867	1,006,630
Contact Energy Ltd.		141,423	551,533
Fletcher Building Ltd.		136,702	956,657
Mercury Nz Ltd.		139,779	315,968
Meridian Energy Ltd.		253,689	513,000
Ryman Healthcare Group Ltd.		75,203	517,590
Spark New Zealand Ltd.		362,879	1,033,871

TOTAL NEW ZEALAND			4,895,249

Norway - 0.4%
DNB ASA		194,177	2,136,899
Gjensidige Forsikring ASA		39,297	662,779
Marine Harvest ASA		76,058	1,297,176
Norsk Hydro ASA		265,697	1,139,258
Orkla ASA		161,239	1,499,965
Schibsted ASA:
(A Shares)		15,396	484,116
(B Shares)		17,357	511,217
Statoil ASA		211,256	3,358,434
Statoil ASA sponsored ADR (a)		10,127	161,121
Telenor ASA		149,316	2,499,782
Yara International ASA		35,577	1,156,643

TOTAL NORWAY			14,907,390

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		272,071	1,465,931
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (b)		35,701	523,020
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		379,180	627,608
Aboitiz Power Corp.		285,800	274,429
Alliance Global Group, Inc.		367,300	125,954
Ayala Corp.		48,410	893,723
Ayala Land, Inc.		1,447,200	1,213,038
Bank of the Philippine Islands (BPI)		151,738	309,111
BDO Unibank, Inc.		320,963	770,992
DMCI Holdings, Inc.		744,700	205,751
Globe Telecom, Inc.		6,575	316,437
GT Capital Holdings, Inc.		14,945	488,388
International Container Terminal Services, Inc.		95,890	130,227
JG Summit Holdings, Inc.		565,070	1,001,238
Jollibee Food Corp.		81,920	443,281
Megaworld Corp.		2,158,300	230,371
Metro Pacific Investments Corp.		2,514,100	400,122
Metropolitan Bank & Trust Co.		117,951	237,654
Philippine Long Distance Telephone Co.		19,330	863,108
PNOC Energy Development Corp.		1,892,200	235,697
Robinsons Land Corp.		316,800	215,121
Security Bank Corp.		86,180	400,497
SM Investments Corp.		46,690	682,640
SM Prime Holdings, Inc.		1,629,775	1,009,855
Universal Robina Corp.		170,100	723,354

TOTAL PHILIPPINES			11,798,596

Poland - 0.2%
Alior Bank SA (b)		18,606	241,116
Bank Handlowy w Warszawie SA		6,075	107,208
Bank Millennium SA (b)		117,830	138,485
Bank Polska Kasa Opieki SA		26,075	825,362
Bank Zachodni WBK SA		6,907	496,282
BRE Bank SA		2,950	229,980
Cyfrowy Polsat SA (b)		37,546	227,093
ENEA SA		44,130	124,115
Energa SA		46,320	115,773
Eurocash SA		16,038	215,245
Grupa Lotos SA (b)		18,642	139,735
KGHM Polska Miedz SA (Bearer)		27,539	555,105
LPP SA		263	331,721
NG2 SA		5,573	254,202
Polish Oil & Gas Co. SA		343,675	477,118
Polska Grupa Energetyczna SA		167,556	550,365
Polski Koncern Naftowy Orlen SA		63,647	1,019,979
Powszechna Kasa Oszczednosci Bank SA (b)		174,025	1,062,844
Powszechny Zaklad Ubezpieczen SA		111,579	807,444
Synthos SA		113,075	114,906
Tauron Polska Energia SA		209,762	165,790
Telekomunikacja Polska SA		124,734	172,526
Zaklady Azotowe w Tarnowie-Moscicach SA		8,546	158,972

TOTAL POLAND			8,531,366

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)		319,729	4
Energias de Portugal SA		460,605	1,579,886
Galp Energia SGPS SA Class B		91,510	1,249,183
Jeronimo Martins SGPS SA		50,227	840,903

TOTAL PORTUGAL			3,669,976

Qatar - 0.2%
Barwa Real Estate Co. (b)		18,980	182,949
Commercial Bank of Qatar (b)		30,866	321,252
Doha Bank (b)		24,545	250,745
Ezdan Holding Group (b)		157,910	856,451
Industries Qatar QSC (b)		29,897	876,848
Masraf al Rayan (b)		72,976	721,453
Qatar Electricity & Water Co. (b)		5,423	334,782
Qatar Gas Transport Co. Ltd. (Nakilat) (b)		52,612	353,978
Qatar Insurance Co. SAQ (b)		24,207	540,452
Qatar Islamic Bank (b)		11,642	348,482
Qatar National Bank SAQ		41,676	1,751,068
Qatar Telecom (Qtel) Q.S.C. (b)		15,427	403,315
Vodafone Qatar QSC (b)		66,983	204,180

TOTAL QATAR			7,145,955

Russia - 0.8%
Alrosa Co. Ltd. (b)		357,000	385,456
Gazprom OAO		162,634	339,111
Gazprom OAO sponsored ADR (Reg. S)		1,086,542	4,422,226
Lukoil PJSC (b)		665	28,931
Lukoil PJSC sponsored ADR		95,072	4,064,328
Magnit OJSC GDR (Reg. S)		56,322	2,161,075
MegaFon PJSC GDR		17,558	173,473
MMC Norilsk Nickel PJSC (b)		279	39,928
MMC Norilsk Nickel PJSC sponsored ADR		105,554	1,543,199
Mobile TeleSystems OJSC sponsored ADR		102,062	907,331
Moscow Exchange MICEX-RTS OAO (b)		261,660	450,084
NOVATEK OAO GDR (Reg. S)		17,819	1,778,336
PhosAgro OJSC GDR (Reg. S)		18,261	252,002
Rosneft Oil Co. OJSC (b)		1,806	8,908
Rosneft Oil Co. OJSC GDR (Reg. S)		225,212	1,088,450
Rostelecom PJSC (b)		15,000	19,435
Rostelecom PJSC sponsored ADR		24,117	185,219
RusHydro PJSC (b)		144,700	1,551
RusHydro PJSC ADR		207,336	214,593
Sberbank of Russia		405,115	855,771
Sberbank of Russia sponsored ADR		414,101	3,603,093
Severstal PAO (b)		229	2,753
Severstal PAO GDR (Reg. S)		39,925	472,313
Sistema JSFC sponsored GDR		33,109	269,507
Surgutneftegas OJSC (b)		10,100	4,776
Surgutneftegas OJSC sponsored ADR		216,337	1,010,294
Tatneft PAO (b)		10,000	48,106
Tatneft PAO sponsored ADR		44,531	1,258,001
VTB Bank OJSC (b)		2,224,000	2,272
VTB Bank OJSC sponsored GDR (Reg. S)		490,772	972,219

TOTAL RUSSIA			26,562,741

Singapore - 0.9%
Ascendas Real Estate Investment Trust		428,900	783,773
CapitaCommercial Trust (REIT)		412,000	462,490
CapitaLand Ltd.		496,400	1,173,706
CapitaMall Trust		487,200	777,659
City Developments Ltd.		79,600	505,255
ComfortDelgro Corp. Ltd.		419,700	882,788
DBS Group Holdings Ltd.		347,885	3,998,589
Global Logistic Properties Ltd.		592,700	846,588
Hutchison Port Holdings Trust		1,076,000	511,100
Jardine Cycle & Carriage Ltd.		22,393	655,238
Keppel Corp. Ltd.		287,100	1,124,245
Oversea-Chinese Banking Corp. Ltd.		609,525	3,909,834
Sembcorp Industries Ltd.		197,800	408,672
Sembcorp Marine Ltd.		163,800	172,267
Singapore Airlines Ltd.		106,000	868,114
Singapore Exchange Ltd.		156,800	880,662
Singapore Press Holdings Ltd.		311,000	876,840
Singapore Technologies Engineering Ltd.		306,500	752,133
Singapore Telecommunications Ltd.		1,587,400	4,949,155
StarHub Ltd.		116,900	341,798
Suntec (REIT)		466,900	581,579
United Overseas Bank Ltd.		256,072	3,513,648
UOL Group Ltd.		88,834	382,317
Wilmar International Ltd.		373,700	861,291
Yangzijiang Shipbuilding Holdings Ltd.		380,600	246,977

TOTAL SINGAPORE			30,466,718

South Africa - 1.6%
Anglo American Platinum Ltd. (b)		10,200	323,314
AngloGold Ashanti Ltd. (b)		80,785	1,764,106
Aspen Pharmacare Holdings Ltd.		67,973	1,836,281
Barclays Africa Group Ltd.		83,783	926,419
Bidcorp Ltd. (b)		63,354	1,182,167
Bidvest Group Ltd.		63,195	726,131
Capitec Bank Holdings Ltd.		7,656	339,470
Coronation Fund Managers Ltd.		43,138	229,251
Discovery Ltd.		70,224	632,313
Exxaro Resources Ltd.		27,305	163,264
FirstRand Ltd.		667,684	2,337,165
Fortress Income Fund Ltd.:
Class A		181,009	218,939
Class B		153,396	403,347
Foschini Ltd.		42,068	451,554
Gold Fields Ltd.		154,803	955,860
Growthpoint Properties Ltd.		446,632	847,817
Hyprop Investments Ltd.		47,740	464,013
Impala Platinum Holdings Ltd. (b)		123,501	542,715
Imperial Holdings Ltd.		34,983	417,692
Investec Ltd.		46,470	280,034
Liberty Holdings Ltd.		21,755	191,985
Life Healthcare Group Holdings Ltd.		188,474	512,554
Massmart Holdings Ltd.		21,030	219,689
MMI Holdings Ltd.		206,787	345,011
Mondi Ltd.		23,646	478,959
Mr Price Group Ltd.		47,910	790,030
MTN Group Ltd.		330,830	3,344,032
Naspers Ltd. Class N		87,198	13,683,400
Nedbank Group Ltd.		39,068	560,074
Netcare Ltd.		186,703	432,418
Pick 'n Pay Stores Ltd.		46,374	261,448
Pioneer Foods Ltd.		25,332	326,658
PSG Group Ltd.		18,614	265,816
Rand Merchant Insurance Holdings Ltd.		128,501	410,092
Redefine Properties Ltd.		858,397	741,445
Remgro Ltd.		94,940	1,779,623
Resilient Property Income Fund Ltd.		56,516	549,638
RMB Holdings Ltd.		138,369	620,013
Sanlam Ltd.		326,973	1,540,498
Sappi Ltd. (b)		108,302	550,980
Sasol Ltd.		110,046	2,928,193
Shoprite Holdings Ltd.		86,957	1,273,542
Sibanye Gold Ltd.		147,911	689,394
Spar Group Ltd.		35,797	534,018
Standard Bank Group Ltd.		256,341	2,558,562
Steinhoff International Holdings NV (South Africa)		577,338	3,650,461
Telkom SA Ltd.		49,978	231,938
Tiger Brands Ltd.		31,882	895,418
Transportation Hex Group Ltd. (b)		136	38
Truworths International Ltd.		89,235	573,868
Tsogo Sun Holdings Ltd.		72,446	151,350
Vodacom Group Ltd.		73,009	846,418
Woolworths Holdings Ltd.		199,528	1,285,460

TOTAL SOUTH AFRICA			58,264,875

Spain - 2.1%
Abertis Infraestructuras SA		127,667	2,008,235
ACS Actividades de Construccion y Servicios SA		39,291	1,126,736
Aena SA		13,446	1,939,209
Amadeus IT Holding SA Class A		87,540	4,110,039
Banco Bilbao Vizcaya Argentaria SA		1,267,811	7,401,417
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (a)		27,838	162,574
Banco de Sabadell SA		1,060,243	1,449,685
Banco Popular Espanol SA (a)		665,455	931,461
Banco Santander SA:
(Spain)		2,763,215	11,720,707
(Spain) sponsored ADR		112,095	475,283
Bankia SA		923,550	708,315
Bankinter SA		135,624	946,156
CaixaBank SA		529,529	1,329,638
Distribuidora Internacional de Alimentacion SA		124,583	777,343
Enagas SA		45,075	1,374,240
Endesa SA		63,045	1,324,753
Ferrovial SA		96,332	1,994,050
Gas Natural SDG SA		69,538	1,438,643
Grifols SA		59,315	1,300,421
Iberdrola SA		1,082,821	7,439,099
Iberdrola SA		23,157	159,091
Inditex SA		217,353	7,516,880
International Consolidated Airlines Group SA		161,143	869,622
MAPFRE SA (Reg.)		218,721	536,010
Red Electrica Corporacion SA		82,712	1,894,752
Repsol YPF SA		220,077	2,774,170
Telefonica SA		874,764	8,568,147
Telefonica SA sponsored ADR (a)		16,739	163,373
Zardoya Otis SA		35,817	351,581
Zardoya Otis SA rights 8/4/16(b)		35,817	14,416

TOTAL SPAIN			72,806,046

Sweden - 1.9%
Alfa Laval AB		58,119	916,239
ASSA ABLOY AB (B Shares)		199,460	4,375,767
Atlas Copco AB:
(A Shares)		136,697	3,838,762
(B Shares)		74,076	1,894,967
Boliden AB		54,257	1,193,312
Electrolux AB (B Shares)		48,000	1,300,269
Getinge AB (B Shares)		39,807	807,119
H&M Hennes & Mauritz AB (B Shares)		189,115	5,710,903
Hakon Invest AB		16,145	540,179
Hexagon AB (B Shares)		51,137	2,016,915
Husqvarna AB (B Shares)		83,830	719,565
Industrivarden AB (C Shares)		31,917	537,110
Investor AB (B Shares)		90,012	3,101,033
Kinnevik AB (B Shares)		46,870	1,195,166
Lundin Petroleum AB (b)		40,582	671,545
Nordea Bank AB		604,501	5,386,608
Sandvik AB		211,233	2,263,652
Securitas AB (B Shares)		62,018	1,020,467
Skandinaviska Enskilda Banken AB (A Shares)		301,664	2,645,773
Skanska AB (B Shares)		71,532	1,520,588
SKF AB (B Shares)		79,009	1,252,030
Svenska Cellulosa AB (SCA) (B Shares)		120,055	3,569,079
Svenska Handelsbanken AB (A Shares)		297,546	3,577,404
Swedbank AB (A Shares)		179,945	3,781,011
Swedish Match Co. AB		39,330	1,434,486
Tele2 AB (B Shares)		65,200	550,889
Telefonaktiebolaget LM Ericsson:
(B Shares)		582,731	4,345,652
(B Shares) sponsored ADR		23,312	174,141
TeliaSonera AB		515,030	2,350,347
Volvo AB (B Shares)		306,008	3,261,415

TOTAL SWEDEN			65,952,393

Switzerland - 6.3%
ABB Ltd. (Reg.)		413,248	8,778,254
Actelion Ltd.		20,465	3,629,729
Adecco SA (Reg.)		33,071	1,815,135
Aryzta AG		17,408	654,686
Baloise Holdings AG		10,029	1,129,970
Barry Callebaut AG		441	576,958
Coca-Cola HBC AG		36,994	764,261
Compagnie Financiere Richemont SA Series A		103,887	6,315,496
Credit Suisse Group AG		370,030	4,255,244
Credit Suisse Group AG sponsored ADR		421	4,867
Dufry AG (b)		8,862	1,020,428
Ems-Chemie Holding AG		1,631	892,742
Galenica AG		777	1,002,115
Geberit AG (Reg.)		7,533	2,906,874
Givaudan SA		1,841	3,783,813
Julius Baer Group Ltd.		44,577	1,827,838
Kuehne & Nagel International AG		10,711	1,502,988
Lafargeholcim Ltd. (Reg.)		90,686	4,315,351
Lindt & Spruengli AG		20	1,413,021
Lindt & Spruengli AG (participation certificate)		201	1,182,109
Lonza Group AG		10,560	1,990,623
Nestle SA		635,113	50,893,255
Novartis AG		442,561	36,707,432
Novartis AG sponsored ADR		10,706	891,382
Pargesa Holding SA		7,121	495,943
Partners Group Holding AG		3,459	1,582,817
Roche Holding AG (participation certificate)		139,931	35,719,911
Schindler Holding AG:
(participation certificate)		8,737	1,675,824
(Reg.)		4,094	790,752
SGS SA (Reg.)		1,091	2,414,564
Sika AG		429	2,012,210
Sonova Holding AG Class B		10,676	1,462,828
Swatch Group AG (Bearer) (a)		6,148	1,611,852
Swatch Group AG (Bearer) (Reg.)		9,815	501,282
Swiss Life Holding AG		6,411	1,465,164
Swiss Prime Site AG		13,433	1,234,223
Swiss Re Ltd.		66,406	5,573,801
Swisscom AG		5,154	2,537,117
Syngenta AG (Switzerland)		18,524	7,285,216
UBS Group AG (a)		695,688	9,582,578
UBS Group AG		32,977	454,423
Zurich Insurance Group AG		29,961	7,193,427

TOTAL SWITZERLAND			221,848,503

Taiwan - 2.7%
Acer, Inc.		586,060	279,962
Advanced Semiconductor Engineering, Inc.		1,257,639	1,489,484
Advantech Co. Ltd.		60,516	471,667
Asia Cement Corp.		471,785	432,953
Asia Pacific Telecom Co. Ltd. (b)		416,000	144,467
ASUSTeK Computer, Inc.		138,422	1,207,207
AU Optronics Corp.		1,729,000	708,870
Catcher Technology Co. Ltd.		130,000	907,005
Cathay Financial Holding Co. Ltd.		1,630,227	1,836,753
Chang Hwa Commercial Bank		918,001	494,790
Cheng Shin Rubber Industry Co. Ltd.		388,513	813,192
Chicony Electronics Co. Ltd.		95,563	236,963
China Airlines Ltd.		503,835	148,843
China Development Finance Holding Corp.		2,727,819	665,259
China Life Insurance Co. Ltd.		700,253	579,895
China Steel Corp.		2,340,421	1,621,870
Chinatrust Financial Holding Co. Ltd.		3,243,829	1,794,255
Chunghwa Picture Tubes, Ltd. (b)		551	17
Chunghwa Telecom Co. Ltd.		757,400	2,715,429
Compal Electronics, Inc.		796,394	501,829
Delta Electronics, Inc.		387,383	2,045,330
E.SUN Financial Holdings Co. Ltd.		1,576,155	881,723
ECLAT Textile Co. Ltd.		36,589	411,093
EVA Airways Corp. (b)		398,982	190,595
Evergreen Marine Corp. (Taiwan)		353,730	137,294
Far Eastern Textile Ltd.		645,032	504,771
Far EasTone Telecommunications Co. Ltd.		324,000	746,384
Feng Tay Enterprise Co. Ltd.		67,760	306,655
First Financial Holding Co. Ltd.		1,837,817	1,022,325
Formosa Chemicals & Fibre Corp.		642,620	1,678,297
Formosa Petrochemical Corp.		225,000	642,069
Formosa Plastics Corp.		824,640	2,016,311
Formosa Taffeta Co. Ltd.		150,000	142,603
Foxconn Technology Co. Ltd.		174,071	422,882
Fubon Financial Holding Co. Ltd.		1,331,487	1,659,180
Giant Manufacturing Co. Ltd.		56,042	378,674
Hermes Microvision, Inc.		9,000	383,262
Highwealth Construction Corp.		159,400	243,716
HIWIN Technologies Corp.		40,785	200,599
Hon Hai Precision Industry Co. Ltd. (Foxconn)		2,802,493	7,741,888
Hotai Motor Co. Ltd.		50,000	502,844
HTC Corp.		134,057	400,667
Hua Nan Financial Holdings Co. Ltd.		1,389,718	759,958
Innolux Corp.		1,788,819	663,379
Inotera Memories, Inc. (b)		522,000	426,538
Inventec Corp.		491,209	382,081
Largan Precision Co. Ltd.		20,000	2,149,659
Lite-On Technology Corp.		412,992	620,416
MediaTek, Inc.		296,989	2,272,756
Mega Financial Holding Co. Ltd.		2,169,833	1,704,825
Merida Industry Co. Ltd.		40,050	185,656
Nan Ya Plastics Corp.		948,980	1,801,389
Nanya Technology Corp.		128,000	151,658
Nien Made Enterprise Co. Ltd.		29,000	303,498
Novatek Microelectronics Corp.		117,000	411,829
OBI Pharma, Inc. (b)		22,000	340,866
Pegatron Corp.		384,652	946,549
Phison Electronics Corp.		29,199	242,262
Pou Chen Corp.		439,240	600,488
Powertech Technology, Inc.		131,700	336,090
President Chain Store Corp.		115,000	936,076
Quanta Computer, Inc.		527,000	1,074,902
Realtek Semiconductor Corp.		90,744	329,392
Ruentex Development Co. Ltd.		168,984	202,872
Ruentex Industries Ltd.		107,484	172,277
Shin Kong Financial Holding Co. Ltd.		1,704,637	347,153
Siliconware Precision Industries Co. Ltd.		489,000	738,471
Simplo Technology Co. Ltd.		52,971	187,286
Sinopac Holdings Co.		1,944,400	629,414
Standard Foods Corp.		74,517	185,713
Synnex Technology International Corp.		268,496	318,121
TaiMed Biologics, Inc.		31,000	211,415
Taishin Financial Holdings Co. Ltd.		1,610,158	647,727
Taiwan Business Bank		786,078	207,766
Taiwan Cement Corp.		668,110	711,805
Taiwan Cooperative Financial Holding Co. Ltd.		1,449,453	681,018
Taiwan Fertilizer Co. Ltd.		149,000	208,382
Taiwan Mobile Co. Ltd.		337,400	1,166,410
Taiwan Semiconductor Manufacturing Co. Ltd.		4,906,000	26,587,296
TECO Electric & Machinery Co. Ltd.		368,000	326,723
Transcend Information, Inc.		36,000	108,275
Unified-President Enterprises Corp.		962,620	1,972,495
United Microelectronics Corp.		2,400,000	896,695
Vanguard International Semiconductor Corp.		180,000	326,974
Wistron Corp.		471,815	375,892
WPG Holding Co. Ltd.		299,107	381,651
Yuanta Financial Holding Co. Ltd.		1,922,085	676,557
Yulon Motor Co. Ltd.		173,000	154,139

TOTAL TAIWAN			94,772,666

Thailand - 0.5%
Advanced Info Service PCL		5,500	28,108
Advanced Info Service PCL (For. Reg.)		201,400	1,029,262
Airports of Thailand PCL		4,200	47,631
Airports of Thailand PCL (For. Reg.)		80,500	912,934
Bangkok Bank PCL (For. Reg.)		61,400	301,447
Bangkok Dusit Medical Services PCL		55,600	35,917
Bangkok Dusit Medical Services PCL (For. Reg.)		703,000	454,134
Bangkok Expressway and Metro PCL		1,306,700	315,139
Banpu PCL		44,600	20,104
Banpu PCL:
warrants 6/5/17 (b)		87,850	25,096
(For. Reg.)		263,550	118,798
BEC World PCL		29,400	20,849
BEC World PCL (For. Reg.)		168,400	119,422
BTS Group Holdings PCL		1,089,800	294,118
Bumrungrad Hospital PCL		3,900	20,603
Bumrungrad Hospital PCL (For. Reg.)		67,900	358,702
C.P. ALL PCL		36,800	54,677
C.P. ALL PCL (For. Reg.)		943,700	1,402,138
Central Pattana PCL		13,600	22,452
Central Pattana PCL (For. Reg.)		247,300	408,262
Charoen Pokphand Foods PCL (For. Reg.)		577,200	464,014
Delta Electronics PCL (For. Reg.)		94,700	193,723
Electricity Generating PCL		5,300	30,281
Electricity Generating PCL (For. Reg.)		20,000	114,269
Energy Absolute PCL		218,400	164,599
Glow Energy PCL		8,400	20,680
Glow Energy PCL (For. Reg.)		93,600	230,439
Home Product Center PCL		73,100	21,198
Home Product Center PCL (For. Reg.)		717,947	208,190
Indorama Ventures PCL		24,100	23,007
Indorama Ventures PCL (For. Reg.)		265,200	253,170
IRPC PCL		144,500	20,578
IRPC PCL (For. Reg.)		1,851,200	263,622
Kasikornbank PCL		32,000	183,290
Kasikornbank PCL (For. Reg.)		308,200	1,765,314
Krung Thai Bank PCL (For. Reg.)		651,575	325,507
Minor International PCL		20,400	23,867
Minor International PCL (For. Reg.)		403,870	472,515
PTT Exploration and Production PCL		8,600	20,370
PTT Exploration and Production PCL (For. Reg.)		268,451	635,866
PTT Global Chemical PCL		12,000	20,930
PTT Global Chemical PCL (For. Reg.)		397,486	693,290
PTT PCL		7,300	69,165
PTT PCL (For. Reg.)		190,300	1,803,015
Robinsons Department Store PCL		28,800	54,574
Robinsons Department Store PCL (For. Reg.)		70,000	132,644
Siam Cement PCL		3,900	57,330
Siam Cement PCL (For. Reg.)		76,550	1,125,283
Siam Commercial Bank PCL		11,900	54,153
Siam Commercial Bank PCL (For. Reg.)		296,600	1,349,730
Thai Oil PCL (For. Reg.)		157,000	273,837
Thai Union Frozen Products PCL		32,300	20,216
Thai Union Frozen Products PCL (For. Reg.)		351,600	220,065
TMB PCL (For. Reg.)		2,584,000	167,667
True Corp. PCL (For. Reg.)		2,144,335	551,013

TOTAL THAILAND			18,017,204

Turkey - 0.3%
Akbank T.A.S.		437,024	1,126,407
Anadolu Efes Biracilik Ve Malt Sanayii A/S		40,064	271,434
Arcelik A/S		47,555	325,051
Bim Birlesik Magazalar A/S JSC		42,555	786,301
Coca-Cola Icecek Sanayi A/S		15,431	191,218
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		374,719	334,901
Eregli Demir ve Celik Fabrikalari T.A.S.		282,362	429,103
Ford Otomotiv Sanayi A/S		14,266	155,389
Haci Omer Sabanci Holding A/S		182,404	544,016
Koc Holding A/S		125,372	537,168
Petkim Petrokimya Holding A/S		133,547	192,669
TAV Havalimanlari Holding A/S		31,388	114,942
Tofas Turk Otomobil Fabrikasi A/S		25,388	200,558
Tupras Turkiye Petrol Rafinelleri A/S		24,720	528,334
Turk Hava Yollari AO (b)		111,739	193,372
Turk Sise ve Cam Fabrikalari A/S		145,435	163,571
Turk Telekomunikasyon A/S		88,490	178,908
Turkcell Iletisim Hizmet A/S (b)		177,853	615,704
Turkiye Garanti Bankasi A/S		459,799	1,131,022
Turkiye Halk Bankasi A/S		124,978	328,818
Turkiye Is Bankasi A/S Series C		310,504	478,106
Turkiye Vakiflar Bankasi TAO		142,089	210,224
Ulker Biskuvi Sanayi A/S		31,627	209,297
Yapi ve Kredi Bankasi A/S (b)		175,016	202,114

TOTAL TURKEY			9,448,627

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (b)		388,634	719,516
Aldar Properties PJSC (b)		621,277	487,157
Arabtec Holding Co. (b)		441,723	176,790
DP World Ltd.		32,966	560,092
Dubai Financial Market PJSC (b)		390,847	141,530
Dubai Islamic Bank Pakistan Ltd. (b)		244,307	359,852
Emaar Malls Group PJSC (b)		398,540	314,674
Emaar Properties PJSC		696,263	1,304,225
Emirates Telecommunications Corp.		345,522	1,881,467
First Gulf Bank PJSC		180,496	594,626
National Bank of Abu Dhabi PJSC (b)		137,801	365,428

TOTAL UNITED ARAB EMIRATES			6,905,357

United Kingdom - 12.2%
3i Group PLC		193,920	1,583,490
Aberdeen Asset Management PLC		183,740	773,894
Admiral Group PLC		42,035	1,203,860
Aggreko PLC		51,046	868,781
Anglo American PLC (United Kingdom)		279,240	3,069,197
Antofagasta PLC		78,097	517,304
ARM Holdings PLC		268,622	5,979,893
ARM Holdings PLC sponsored ADR		3,940	261,458
Ashtead Group PLC		100,436	1,589,747
Associated British Foods PLC		70,939	2,526,424
AstraZeneca PLC:
(United Kingdom)		243,609	16,309,187
sponsored ADR (a)		16,548	564,949
Auto Trader Group PLC		199,677	979,621
Aviva PLC		806,281	4,151,976
Babcock International Group PLC		50,946	654,017
BAE Systems PLC		630,905	4,454,556
Barclays PLC		3,283,293	6,694,513
Barclays PLC sponsored ADR		16,118	132,812
Barratt Developments PLC		199,990	1,157,961
Berkeley Group Holdings PLC		25,938	921,011
BHP Billiton PLC		406,065	5,119,883
BHP Billiton PLC ADR		7,219	184,518
BP PLC		3,682,939	20,836,784
British American Tobacco PLC:
(United Kingdom)		361,693	23,085,008
sponsored ADR		4,978	635,641
British Land Co. PLC		194,906	1,730,833
BT Group PLC		1,687,004	9,216,836
Bunzl PLC		66,878	2,093,254
Burberry Group PLC		88,627	1,548,273
Capita Group PLC		132,465	1,682,984
Carnival PLC		37,769	1,816,705
Carphone Warehouse Group PLC		195,767	905,512
Centrica PLC		1,086,615	3,467,212
Cobham PLC		340,580	771,217
Coca-Cola European Partners PLC		43,306	1,633,802
Compass Group PLC		327,633	6,224,312
Croda International PLC		26,207	1,153,232
Diageo PLC		490,984	14,069,971
Diageo PLC sponsored ADR		2,628	306,267
Direct Line Insurance Group PLC		273,917	1,269,529
easyJet PLC		32,206	443,706
Fresnillo PLC		43,970	1,123,689
G4S PLC (United Kingdom)		309,308	762,626
GKN PLC		341,781	1,308,165
GlaxoSmithKline PLC		940,526	21,004,797
GlaxoSmithKline PLC sponsored ADR		14,928	672,805
Hammerson PLC		156,542	1,155,003
Hargreaves Lansdown PLC		51,905	892,331
Hikma Pharmaceuticals PLC		28,636	998,242
HSBC Holdings PLC:
(United Kingdom)		3,884,418	25,461,178
sponsored ADR (a)		7,574	248,049
ICAP PLC		111,996	659,584
IMI PLC		54,095	767,467
Imperial Tobacco Group PLC		191,239	10,082,049
Inmarsat PLC		89,746	928,815
InterContinental Hotel Group PLC		37,008	1,480,122
Intertek Group PLC		32,135	1,541,679
Intu Properties PLC		189,468	752,505
Investec PLC		123,204	732,929
ITV PLC		727,019	1,885,860
J Sainsbury PLC		269,160	799,001
Johnson Matthey PLC		38,576	1,672,510
Kingfisher PLC		455,143	2,021,143
Land Securities Group PLC		157,587	2,281,630
Legal & General Group PLC		1,184,824	3,225,490
Lloyds Banking Group PLC		12,572,474	8,842,852
Lloyds Banking Group PLC sponsored ADR (a)		56,591	161,850
London Stock Exchange Group PLC		62,459	2,293,853
Marks & Spencer Group PLC		323,656	1,368,399
Mediclinic International PLC		20,658	293,630
Mediclinic International PLC		53,316	752,809
Meggitt PLC		154,882	898,011
Merlin Entertainments PLC		141,915	888,752
Mondi PLC		73,908	1,496,547
National Grid PLC		746,735	10,707,303
Next PLC		28,559	1,899,270
Old Mutual PLC		981,884	2,736,693
Pearson PLC		153,110	1,788,837
Pearson PLC sponsored ADR		10,528	123,072
Persimmon PLC		61,355	1,369,849
Provident Financial PLC		29,325	1,051,368
Prudential PLC		501,484	8,840,399
Prudential PLC ADR (a)		5,458	192,777
Reckitt Benckiser Group PLC		126,568	12,272,055
RELX PLC		220,617	4,189,849
Rio Tinto PLC		238,877	7,752,094
Rio Tinto PLC sponsored ADR (a)		7,367	241,785
Rolls-Royce Group PLC		366,446	3,834,347
Royal Bank of Scotland Group PLC (b)		694,044	1,766,502
Royal Dutch Shell PLC:
Class A (Netherlands)		112,869	2,940,142
Class A (United Kingdom)		714,375	18,445,318
Class A sponsored ADR		5,697	295,048
Class B (United Kingdom)		747,062	19,870,898
Royal Mail PLC		177,288	1,195,449
RSA Insurance Group PLC		202,324	1,332,670
SABMiller PLC		193,728	11,317,025
Sage Group PLC		215,243	2,029,651
Schroders PLC		26,996	935,355
Scottish & Southern Energy PLC		200,464	4,022,010
Segro PLC		150,323	881,326
Severn Trent PLC		46,873	1,519,214
SKY PLC		205,521	2,503,730
Smith & Nephew PLC		178,579	2,937,456
Smiths Group PLC		78,834	1,317,724
St. James's Place Capital PLC		104,538	1,281,129
Standard Chartered PLC (United Kingdom)		653,038	5,225,335
Standard Life PLC		392,024	1,571,518
Tate & Lyle PLC		92,838	888,324
Taylor Wimpey PLC		650,033	1,330,863
Tesco PLC (b)		1,622,425	3,345,153
The Weir Group PLC		42,578	825,525
Travis Perkins PLC		49,826	1,028,699
Unilever PLC		255,759	11,965,187
United Utilities Group PLC		135,742	1,827,018
Vodafone Group PLC		5,172,668	15,713,964
Vodafone Group PLC sponsored ADR (a)		12,032	371,789
Whitbread PLC		36,380	1,857,997
William Hill PLC		176,801	747,866
WM Morrison Supermarkets PLC		443,138	1,089,663
Worldpay Group PLC (b)		280,055	1,087,454

TOTAL UNITED KINGDOM			432,511,202

United States of America - 0.0%
Southern Copper Corp.		29,496	766,601
TOTAL COMMON STOCKS
(Cost $3,449,328,651)			3,405,894,815

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.7%
Ambev SA sponsored ADR		66,500	384,370
Banco Bradesco SA:
(PN)		498,327	4,358,671
(PN) sponsored ADR		55,422	482,175
Brasil Foods SA sponsored ADR		9,700	161,796
Braskem SA (PN-A)		31,700	181,260
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		44,200	303,718
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		31,601	478,245
Companhia Energetica de Minas Gerais (CEMIG) (PN)		150,304	421,374
Companhia Energetica de Sao Paulo Series B		37,500	160,992
Companhia Paranaense de Energia-Copel (PN-B)		20,400	202,276
Gerdau SA (PN)		186,150	444,937
Itau Unibanco Holding SA		512,459	5,340,485
Itau Unibanco Holding SA sponsored ADR		61,957	647,451
Itausa-Investimentos Itau SA (PN)		774,270	1,996,329
Lojas Americanas SA (PN)		113,637	671,154
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (b)		684,440	2,505,645
(PN) sponsored (non-vtg.) (b)		41,350	301,442
sponsored ADR (a)(b)		30,750	266,910
Suzano Papel e Celulose SA		78,300	239,556
Telefonica Brasil SA		88,940	1,350,394
Vale SA:
(PN-A)		346,300	1,603,122
(PN-A) sponsored ADR		32,200	148,442

TOTAL BRAZIL			22,650,744

Chile - 0.0%
Embotelladora Andina SA Class B		51,079	202,084
Sociedad Quimica y Minera de Chile SA (PN-B)		19,160	477,237

TOTAL CHILE			679,321

Colombia - 0.0%
Bancolombia SA (PN)		89,691	768,363
Grupo Aval Acciones y Valores SA		689,863	262,912
Grupo de Inversiones Suramerica SA		20,075	245,347

TOTAL COLOMBIA			1,276,622

France - 0.1%
Air Liquide SA (b)		32,925	3,511,320
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		11,355	822,629
Fuchs Petrolub AG		14,115	595,638
Henkel AG & Co. KGaA		35,246	4,389,720
Porsche Automobil Holding SE (Germany)		30,533	1,596,700
Volkswagen AG		36,736	5,166,713

TOTAL GERMANY			12,571,400

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,125,755	783,475
Korea (South) - 0.2%
AMOREPACIFIC Corp.		1,748	353,433
Hyundai Motor Co.		4,939	432,739
Hyundai Motor Co. Series 2		6,773	611,688
LG Chemical Ltd.		1,511	241,016
LG Household & Health Care Ltd.		477	250,331
Samsung Electronics Co. Ltd.		3,842	4,367,478

TOTAL KOREA (SOUTH)			6,256,685

Russia - 0.0%
AK Transneft OAO (b)		307	774,595
Sberbank of Russia (b)		130,675	195,646
Surgutneftegas OJSC (b)		652,517	322,493

TOTAL RUSSIA			1,292,734

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $61,225,220)			49,022,301
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	45,130

U.S. Government and Government Agency Obligations - 0.3%
U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.34% to 0.57% 9/1/16 to 6/22/17 (e)
(Cost $11,964,319)		12,000,000	11,969,319
		Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.42% (f)		91,914,079	$91,914,079
Fidelity Securities Lending Cash Central Fund, 0.45% (f)(g)		35,719,773	35,719,773
TOTAL MONEY MARKET FUNDS
(Cost $127,633,852)			127,633,852
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $3,650,198,723)			3,594,565,417
NET OTHER ASSETS (LIABILITIES) - (1.6)%			(56,883,514)
NET ASSETS - 100%			$3,537,681,903

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
703 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2016	59,059,030	$4,281,393
437 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2016	19,260,775	1,967,870
44 TME S&P/TSX 60 Index Contracts (Canada)	Sept. 2016	5,699,292	279,646
TOTAL FUTURES CONTRACTS			$6,528,909

The face value of futures purchased as a percentage of Net Assets is 2.4%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $209,551 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,732,112.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$235,788
Fidelity Securities Lending Cash Central Fund	539,233
Total	$775,021

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$404,652,073	$185,774,450	$218,877,623	$--
Consumer Staples	388,470,757	181,612,000	206,858,757	--
Energy	224,415,856	110,795,414	113,620,442	--
Financials	851,169,678	574,450,485	276,719,189	4
Health Care	320,399,640	81,489,578	238,910,062	--
Industrials	392,783,565	208,107,365	184,676,200	--
Information Technology	320,809,493	148,013,914	172,795,577	2
Materials	253,033,793	144,344,104	108,689,689	--
Telecommunication Services	177,585,939	54,989,103	122,596,836	--
Utilities	121,596,322	78,206,695	43,389,627	--
Corporate Bonds	45,130	--	45,130	--
U.S. Government and Government Agency Obligations	11,969,319	--	11,969,319	--
Money Market Funds	127,633,852	127,633,852	--	--
Total Investments in Securities:	$3,594,565,417	$1,895,416,960	$1,699,148,451	$6
Derivative Instruments:
Assets
Futures Contracts	$6,528,909	$6,528,909	$--	$--
Total Assets	$6,528,909	$6,528,909	$--	$--
Total Derivative Instruments:	$6,528,909	$6,528,909	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$132,306,017
Level 2 to Level 1	$429,198,663

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $3,650,429,148. Net unrealized depreciation aggregated $55,863,731, of which $448,602,163 related to appreciated investment securities and $504,465,894 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2016